UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.6%
Aptiv plc	368,100	34,925,328
BorgWarner, Inc.	276,500	15,555,890
Ford Motor Co.	5,472,197	60,030,001
General Motors Co.	1,792,000	75,998,720
Harley-Davidson, Inc.	238,770	11,570,794
The Goodyear Tire & Rubber Co.	344,936	12,010,672
		210,091,405

Banks 6.7%
Bank of America Corp.	13,561,340	433,962,880
BB&T Corp.	1,090,070	60,160,963
Citigroup, Inc.	3,694,298	289,928,507
Citizens Financial Group, Inc.	665,000	30,523,500
Comerica, Inc.	232,170	22,107,227
Fifth Third Bancorp	967,647	32,029,116
Huntington Bancshares, Inc.	1,572,993	25,451,027
JPMorgan Chase & Co.	4,849,977	560,996,840
KeyCorp	1,479,198	31,654,837
M&T Bank Corp.	215,598	41,131,787
People’s United Financial, Inc.	546,100	10,741,787
Regions Financial Corp.	1,587,145	30,520,798
SunTrust Banks, Inc.	652,516	46,132,881
The PNC Financial Services Group, Inc.	671,968	106,184,383
U.S. Bancorp	2,214,528	126,538,130
Wells Fargo & Co.	6,194,944	407,503,416
Zions Bancorp	270,198	14,598,798
		2,270,166,877

Capital Goods 7.5%
3M Co.	833,852	208,879,926
A.O. Smith Corp.	207,114	13,831,073
Acuity Brands, Inc.	60,500	9,343,620
Allegion plc	131,733	11,343,529
AMETEK, Inc.	325,000	24,797,500
Arconic, Inc.	583,254	17,532,615
Caterpillar, Inc.	830,814	135,239,903
Cummins, Inc.	215,762	40,563,256
Deere & Co.	448,229	74,594,270
Dover Corp.	215,570	22,895,690
Eaton Corp. plc	621,638	52,198,943
Emerson Electric Co.	894,115	64,581,926
Fastenal Co.	398,898	21,923,434
Flowserve Corp.	175,000	7,931,000
Fluor Corp.	194,482	11,805,057
Fortive Corp.	429,787	32,672,408
Fortune Brands Home & Security, Inc.	217,200	15,405,996
General Dynamics Corp.	389,427	86,639,719
General Electric Co.	12,147,543	196,425,770
Harris Corp.	166,304	26,505,531
Honeywell International, Inc.	1,065,731	170,165,269
Huntington Ingalls Industries, Inc.	62,000	14,727,480
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	433,136	75,222,729
Ingersoll-Rand plc	352,200	33,328,686
Jacobs Engineering Group, Inc.	160,934	11,178,476
Johnson Controls International plc	1,294,002	50,634,298
L3 Technologies, Inc.	109,383	23,239,512
Lockheed Martin Corp.	350,059	124,218,436
Masco Corp.	438,488	19,582,874
Northrop Grumman Corp.	243,877	83,047,435
PACCAR, Inc.	494,550	36,873,648
Parker-Hannifin Corp.	185,936	37,451,229
Pentair plc	229,582	16,415,113
Quanta Services, Inc. *	225,500	8,679,495
Raytheon Co.	403,384	84,283,053
Rockwell Automation, Inc.	177,321	34,983,660
Rockwell Collins, Inc.	227,205	31,465,620
Roper Technologies, Inc.	142,900	40,096,311
Snap-on, Inc.	79,589	13,634,392
Stanley Black & Decker, Inc.	214,981	35,736,292
Textron, Inc.	369,404	21,672,933
The Boeing Co.	783,961	277,812,260
TransDigm Group, Inc.	66,300	21,011,133
United Rentals, Inc. *	116,995	21,188,964
United Technologies Corp.	1,037,695	143,212,287
W.W. Grainger, Inc.	73,427	19,800,325
Xylem, Inc.	256,710	18,549,865
		2,543,322,941

Commercial & Professional Services 0.6%
Cintas Corp.	118,976	20,041,507
Equifax, Inc.	169,261	21,145,777
IHS Markit Ltd. *	504,400	24,075,012
Nielsen Holdings plc	472,200	17,665,002
Republic Services, Inc.	310,634	21,371,619
Robert Half International, Inc.	183,742	10,634,987
Stericycle, Inc. *	114,100	8,598,576
Verisk Analytics, Inc. *	217,134	21,724,257
Waste Management, Inc.	563,516	49,831,720
		195,088,457

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	481,716	23,628,170
Garmin Ltd.	155,100	9,761,994
Hanesbrands, Inc.	481,600	10,460,352
Hasbro, Inc.	152,617	14,432,990
Leggett & Platt, Inc.	182,994	8,511,051
Lennar Corp., Class A	286,218	17,934,420
Mattel, Inc.	475,694	7,534,993
Michael Kors Holdings Ltd. *	220,800	14,572,800
Mohawk Industries, Inc. *	87,603	24,621,699
Newell Brands, Inc.	681,750	18,025,470
NIKE, Inc., Class B	1,837,908	125,382,084
PulteGroup, Inc.	370,186	11,783,020
PVH Corp.	105,700	16,391,956
Ralph Lauren Corp.	76,726	8,770,549
Tapestry, Inc.	415,328	19,537,029

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *(b)	283,400	3,927,924
Under Armour, Inc., Class C *(b)	284,092	3,650,582
VF Corp.	449,317	36,457,581
Whirlpool Corp.	102,490	18,593,736
		393,978,400

Consumer Services 1.8%
Carnival Corp.	575,821	41,234,542
Chipotle Mexican Grill, Inc. *	35,780	11,619,913
Darden Restaurants, Inc.	174,985	16,772,312
H&R Block, Inc.	284,905	7,561,379
Hilton Worldwide Holdings, Inc.	281,800	24,136,170
Marriott International, Inc., Class A	427,200	62,943,648
McDonald’s Corp.	1,113,758	190,608,544
MGM Resorts International	719,828	26,237,731
Norwegian Cruise Line Holdings Ltd. *	253,700	15,409,738
Royal Caribbean Cruises Ltd.	237,300	31,691,415
Starbucks Corp.	1,986,724	112,865,790
Wyndham Worldwide Corp.	143,164	17,770,947
Wynn Resorts Ltd.	110,800	18,347,372
Yum! Brands, Inc.	469,075	39,679,054
		616,878,555

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	77,700	15,511,251
American Express Co.	1,008,216	100,216,670
Ameriprise Financial, Inc.	207,909	35,074,248
Berkshire Hathaway, Inc., Class B *	2,693,733	577,482,480
BlackRock, Inc.	173,200	97,303,760
Capital One Financial Corp.	679,974	70,690,097
Cboe Global Markets, Inc.	156,100	20,978,279
CME Group, Inc.	477,968	73,358,529
Discover Financial Services	500,894	39,971,341
E*TRADE Financial Corp. *	387,919	20,443,331
Franklin Resources, Inc.	452,105	19,173,773
Intercontinental Exchange, Inc.	820,559	60,590,077
Invesco Ltd.	563,947	20,375,405
Leucadia National Corp.	427,851	11,581,927
Moody’s Corp.	230,429	37,281,108
Morgan Stanley	1,946,434	110,070,843
Nasdaq, Inc.	161,900	13,099,329
Navient Corp.	373,300	5,319,525
Northern Trust Corp.	303,206	31,954,880
Raymond James Financial, Inc.	183,000	17,639,370
S&P Global, Inc.	354,867	64,266,414
State Street Corp.	515,826	56,828,550
Synchrony Financial	1,031,199	40,917,976
T. Rowe Price Group, Inc.	341,979	38,175,116
The Bank of New York Mellon Corp.	1,433,273	81,266,579
The Charles Schwab Corp. (a)	1,650,681	88,047,325
The Goldman Sachs Group, Inc.	490,420	131,378,614
		1,878,996,797

Energy 6.0%
Anadarko Petroleum Corp.	758,409	45,542,461
Andeavor	203,707	22,032,949
Apache Corp.	533,906	23,956,362
Baker Hughes, a GE Co.	593,844	19,092,085
Cabot Oil & Gas Corp.	642,800	16,937,780
Chesapeake Energy Corp. *	1,329,490	4,653,215
Chevron Corp.	2,656,705	333,017,972
Cimarex Energy Co.	135,830	15,240,126
Concho Resources, Inc. *	210,498	33,140,805
ConocoPhillips	1,677,384	98,646,953
Devon Energy Corp.	728,158	30,123,897
EOG Resources, Inc.	801,612	92,185,380
Security	Number of Shares	Value ($)
EQT Corp.	335,600	18,219,724
Exxon Mobil Corp.	5,927,914	517,506,892
Halliburton Co.	1,225,068	65,786,152
Helmerich & Payne, Inc.	152,300	10,970,169
Hess Corp.	368,540	18,614,955
Kinder Morgan, Inc.	2,682,244	48,226,747
Marathon Oil Corp.	1,192,852	21,697,978
Marathon Petroleum Corp.	686,052	47,522,822
National Oilwell Varco, Inc.	534,224	19,595,336
Newfield Exploration Co. *	278,675	8,822,851
Noble Energy, Inc.	672,368	20,520,671
Occidental Petroleum Corp.	1,065,570	79,885,783
ONEOK, Inc.	572,326	33,687,108
Phillips 66	597,795	61,214,208
Pioneer Natural Resources Co.	237,800	43,495,998
Range Resources Corp.	326,948	4,659,009
Schlumberger Ltd.	1,940,761	142,801,194
TechnipFMC plc	615,400	19,975,884
The Williams Cos., Inc.	1,159,078	36,383,458
Valero Energy Corp.	610,087	58,550,049
		2,012,706,973

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	609,595	118,791,778
CVS Health Corp.	1,414,970	111,343,989
Sysco Corp.	673,778	42,360,423
The Kroger Co.	1,248,694	37,910,350
Wal-Mart Stores, Inc.	2,048,961	218,419,243
Walgreens Boots Alliance, Inc.	1,211,256	91,159,126
		619,984,909

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	2,651,872	186,532,676
Archer-Daniels-Midland Co.	797,399	34,248,287
Brown-Forman Corp., Class B	279,684	19,382,101
Campbell Soup Co.	263,611	12,271,092
ConAgra Brands, Inc.	582,149	22,121,662
Constellation Brands, Inc., Class A	241,165	52,928,483
Dr Pepper Snapple Group, Inc.	246,500	29,419,775
General Mills, Inc.	791,880	46,317,061
Hormel Foods Corp.	387,600	13,306,308
Kellogg Co.	342,696	23,341,025
McCormick & Co., Inc. — Non Voting Shares	165,702	18,023,407
Molson Coors Brewing Co., Class B	254,130	21,352,003
Mondelez International, Inc., Class A	2,085,995	92,618,178
Monster Beverage Corp. *	573,840	39,153,103
PepsiCo, Inc.	1,991,884	239,623,645
Philip Morris International, Inc.	2,172,473	232,954,280
The Coca-Cola Co.	5,365,904	255,363,371
The Hershey Co.	196,128	21,638,802
The JM Smucker Co.	156,575	19,867,802
The Kraft Heinz Co.	833,218	65,315,959
Tyson Foods, Inc., Class A	413,290	31,455,502
		1,477,234,522

Health Care Equipment & Services 5.7%
Abbott Laboratories	2,432,855	151,226,267
Aetna, Inc.	456,049	85,199,074
Align Technology, Inc. *	100,000	26,200,000
AmerisourceBergen Corp.	226,646	22,589,807
Anthem, Inc.	359,009	88,980,381
Baxter International, Inc.	703,534	50,675,554
Becton, Dickinson & Co.	370,271	89,953,637
Boston Scientific Corp. *	1,916,594	53,587,968
Cardinal Health, Inc.	437,833	31,432,031

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Centene Corp. *	242,500	26,005,700
Cerner Corp. *	442,369	30,580,969
Cigna Corp.	344,208	71,715,737
Danaher Corp.	858,391	86,937,840
DaVita, Inc. *	215,300	16,802,012
DENTSPLY SIRONA, Inc.	325,700	19,805,817
Edwards Lifesciences Corp. *	292,400	37,011,992
Envision Healthcare Corp. *	173,600	6,247,864
Express Scripts Holding Co. *	790,908	62,624,095
HCA Healthcare, Inc. *	391,900	39,644,604
Henry Schein, Inc. *	220,900	16,717,712
Hologic, Inc. *	386,200	16,490,740
Humana, Inc.	198,493	55,941,282
IDEXX Laboratories, Inc. *	125,100	23,398,704
Intuitive Surgical, Inc. *	157,724	68,084,719
Laboratory Corp. of America Holdings *	144,471	25,210,189
McKesson Corp.	288,975	48,802,098
Medtronic plc	1,890,874	162,407,168
Patterson Cos., Inc.	104,447	3,748,603
Quest Diagnostics, Inc.	197,480	20,897,334
ResMed, Inc.	196,507	19,805,941
Stryker Corp.	451,540	74,224,145
The Cooper Cos., Inc.	69,800	17,077,966
UnitedHealth Group, Inc.	1,356,816	321,266,892
Universal Health Services, Inc., Class B	119,100	14,470,650
Varian Medical Systems, Inc. *	123,906	15,798,015
Zimmer Biomet Holdings, Inc.	279,423	35,520,252
		1,937,083,759

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	347,124	16,957,007
Colgate-Palmolive Co.	1,229,108	91,248,978
Coty, Inc., Class A	650,900	12,764,149
Kimberly-Clark Corp.	491,504	57,505,968
The Clorox Co.	179,457	25,427,262
The Estee Lauder Cos., Inc., Class A	314,952	42,505,922
The Procter & Gamble Co.	3,568,313	308,088,145
		554,497,431

Insurance 2.6%
Aflac, Inc.	552,320	48,714,624
American International Group, Inc.	1,252,716	80,073,607
Aon plc	345,050	49,055,759
Arthur J. Gallagher & Co.	251,100	17,155,152
Assurant, Inc.	74,246	6,792,024
Brighthouse Financial, Inc. *	131,597	8,456,423
Chubb Ltd.	646,721	100,985,484
Cincinnati Financial Corp.	210,350	16,175,915
Everest Re Group Ltd.	57,767	13,274,857
Lincoln National Corp.	304,871	25,243,319
Loews Corp.	398,716	20,593,681
Marsh & McLennan Cos., Inc.	714,379	59,664,934
MetLife, Inc.	1,476,977	70,998,284
Principal Financial Group, Inc.	369,767	24,996,249
Prudential Financial, Inc.	593,731	70,547,118
The Allstate Corp.	505,082	49,886,949
The Hartford Financial Services Group, Inc.	500,395	29,403,210
The Progressive Corp.	815,420	44,114,222
The Travelers Cos., Inc.	382,260	57,308,419
Torchmark Corp.	143,266	13,015,716
Unum Group	317,940	16,911,229
Willis Towers Watson plc	187,589	30,102,407
XL Group Ltd.	361,199	13,306,571
		866,776,153

Security	Number of Shares	Value ($)
Materials 3.0%
Air Products & Chemicals, Inc.	302,301	50,898,419
Albemarle Corp.	154,946	17,290,424
Avery Dennison Corp.	119,776	14,694,120
Ball Corp.	489,928	18,754,444
CF Industries Holdings, Inc.	335,818	14,252,116
DowDuPont, Inc.	3,277,706	247,729,019
Eastman Chemical Co.	200,392	19,874,879
Ecolab, Inc.	363,328	50,022,999
FMC Corp.	188,300	17,197,439
Freeport-McMoRan, Inc. *	1,895,140	36,955,230
International Flavors & Fragrances, Inc.	107,943	16,223,833
International Paper Co.	566,589	35,615,784
LyondellBasell Industries N.V., Class A	452,100	54,179,664
Martin Marietta Materials, Inc.	86,900	19,827,973
Monsanto Co.	612,907	74,652,073
Newmont Mining Corp.	733,846	29,728,101
Nucor Corp.	443,903	29,723,745
Packaging Corp. of America	130,820	16,434,917
PPG Industries, Inc.	350,896	41,661,882
Praxair, Inc.	400,379	64,657,205
Sealed Air Corp.	267,068	12,645,670
The Mosaic Co.	492,500	13,445,250
The Sherwin-Williams Co.	115,636	48,232,932
Vulcan Materials Co.	188,351	25,502,725
WestRock Co.	360,789	24,039,371
		994,240,214

Media 2.7%
CBS Corp., Class B — Non Voting Shares	507,436	29,233,388
Charter Communications, Inc., Class A *	270,900	102,197,025
Comcast Corp., Class A	6,521,796	277,371,984
Discovery Communications, Inc., Class A *	193,059	4,839,989
Discovery Communications, Inc., Class C *	240,200	5,731,172
DISH Network Corp., Class A *	323,600	15,176,840
News Corp., Class A	523,000	8,948,530
News Corp., Class B	205,200	3,580,740
Omnicom Group, Inc.	327,147	25,075,818
Scripps Networks Interactive, Inc., Class A	133,093	11,710,853
The Interpublic Group of Cos., Inc.	545,365	11,938,040
The Walt Disney Co.	2,110,647	229,364,009
Time Warner, Inc.	1,094,999	104,408,155
Twenty-First Century Fox, Inc., Class A	1,434,701	52,940,467
Twenty-First Century Fox, Inc., Class B	652,700	23,817,023
Viacom, Inc., Class B	486,991	16,275,239
		922,609,272

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	2,231,378	250,405,239
Agilent Technologies, Inc.	445,634	32,722,905
Alexion Pharmaceuticals, Inc. *	311,430	37,159,827
Allergan plc	466,546	84,099,582
Amgen, Inc.	1,016,904	189,194,989
Biogen, Inc. *	295,131	102,649,513
Bristol-Myers Squibb Co.	2,288,334	143,249,708
Celgene Corp. *	1,097,730	111,046,367
Eli Lilly & Co.	1,351,993	110,119,830
Gilead Sciences, Inc.	1,826,003	153,019,051
Illumina, Inc. *	205,000	47,691,200
Incyte Corp. *	246,700	22,274,543
IQVIA Holdings, Inc. *	201,671	20,608,759
Johnson & Johnson	3,757,926	519,307,794
Merck & Co., Inc.	3,828,324	226,828,197

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mettler-Toledo International, Inc. *	36,200	24,444,412
Mylan N.V. *	758,351	32,495,340
PerkinElmer, Inc.	152,160	12,197,146
Perrigo Co., plc	186,100	16,864,382
Pfizer, Inc.	8,340,467	308,930,898
Regeneron Pharmaceuticals, Inc. *	107,100	39,268,215
Thermo Fisher Scientific, Inc.	558,836	125,240,736
Vertex Pharmaceuticals, Inc. *	351,941	58,728,395
Waters Corp. *	112,352	24,224,215
Zoetis, Inc.	679,800	52,161,054
		2,744,932,297

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	143,600	18,624,920
American Tower Corp.	598,452	88,391,360
Apartment Investment & Management Co., Class A	209,014	8,745,146
AvalonBay Communities, Inc.	191,599	32,648,470
Boston Properties, Inc.	215,176	26,619,423
CBRE Group, Inc., Class A *	417,640	19,081,972
Crown Castle International Corp.	567,242	63,967,880
Digital Realty Trust, Inc.	287,400	32,174,430
Duke Realty Corp.	502,246	13,264,317
Equinix, Inc.	110,309	50,211,554
Equity Residential	517,502	31,883,298
Essex Property Trust, Inc.	90,400	21,061,392
Extra Space Storage, Inc.	177,400	14,809,352
Federal Realty Investment Trust	95,900	11,584,720
GGP, Inc.	881,400	20,298,642
HCP, Inc.	633,100	15,245,048
Host Hotels & Resorts, Inc.	1,050,311	21,804,456
Iron Mountain, Inc.	385,202	13,493,626
Kimco Realty Corp.	569,859	9,066,457
Mid-America Apartment Communities, Inc.	162,400	15,488,088
Prologis, Inc.	743,389	48,402,058
Public Storage	209,928	41,095,505
Realty Income Corp.	390,400	20,765,376
Regency Centers Corp.	221,000	13,903,110
SBA Communications Corp. *	166,696	29,088,452
Simon Property Group, Inc.	433,572	70,832,658
SL Green Realty Corp.	138,300	13,901,916
The Macerich Co.	152,100	9,821,097
UDR, Inc.	374,400	13,676,832
Ventas, Inc.	499,999	27,984,944
Vornado Realty Trust	233,156	16,712,622
Welltower, Inc.	519,117	31,131,446
Weyerhaeuser Co.	1,043,439	39,170,700
		904,951,267

Retailing 6.3%
Advance Auto Parts, Inc.	101,600	11,886,184
Amazon.com, Inc. *	559,730	812,106,660
AutoZone, Inc. *	38,998	29,850,629
Best Buy Co., Inc.	353,957	25,860,098
CarMax, Inc. *	266,640	19,030,097
Dollar General Corp.	367,600	37,906,912
Dollar Tree, Inc. *	331,630	38,137,450
Expedia, Inc.	171,513	21,955,379
Foot Locker, Inc.	165,000	8,109,750
Genuine Parts Co.	199,938	20,807,548
Kohl’s Corp.	231,910	15,020,811
L Brands, Inc.	345,535	17,307,848
LKQ Corp. *	427,100	17,951,013
Lowe’s Cos., Inc.	1,167,788	122,302,437
Macy’s, Inc.	427,002	11,080,702
Netflix, Inc. *	603,400	163,099,020
Security	Number of Shares	Value ($)
Nordstrom, Inc.	163,601	8,067,165
O'Reilly Automotive, Inc. *	119,000	31,498,110
Ross Stores, Inc.	536,764	44,223,986
Signet Jewelers Ltd.	86,400	4,570,560
Target Corp.	762,308	57,340,808
The Gap, Inc.	300,062	9,974,061
The Home Depot, Inc.	1,633,513	328,172,762
The Priceline Group, Inc. *	68,128	130,264,142
The TJX Cos., Inc.	886,306	71,188,098
Tiffany & Co.	140,028	14,933,986
Tractor Supply Co.	173,200	13,206,500
TripAdvisor, Inc. *	147,713	5,121,210
Ulta Salon, Cosmetics & Fragrance, Inc. *	84,900	18,856,290
		2,109,830,216

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,162,600	15,974,124
Analog Devices, Inc.	514,596	47,281,080
Applied Materials, Inc.	1,492,272	80,030,547
Broadcom Ltd.	567,552	140,769,923
Intel Corp.	6,546,922	315,168,825
KLA-Tencor Corp.	217,581	23,890,394
Lam Research Corp.	227,274	43,527,516
Microchip Technology, Inc.	322,051	30,665,696
Micron Technology, Inc. *	1,622,373	70,930,148
NVIDIA Corp.	848,161	208,477,974
Qorvo, Inc. *	172,500	12,380,325
QUALCOMM, Inc.	2,066,306	141,025,385
Skyworks Solutions, Inc.	256,300	24,914,923
Texas Instruments, Inc.	1,380,100	151,355,567
Xilinx, Inc.	356,163	26,007,022
		1,332,399,449

Software & Services 14.7%
Accenture plc, Class A	863,287	138,730,221
Activision Blizzard, Inc.	1,056,000	78,281,280
Adobe Systems, Inc. *	691,379	138,109,869
Akamai Technologies, Inc. *	241,555	16,181,770
Alliance Data Systems Corp.	65,400	16,785,564
Alphabet, Inc., Class A *	416,916	492,886,434
Alphabet, Inc., Class C *	422,435	494,223,604
ANSYS, Inc. *	119,200	19,268,680
Autodesk, Inc. *	303,098	35,044,191
Automatic Data Processing, Inc.	620,073	76,659,625
CA, Inc.	451,625	16,190,756
Cadence Design Systems, Inc. *	404,600	18,150,356
Citrix Systems, Inc. *	198,708	18,432,154
Cognizant Technology Solutions Corp., Class A	825,180	64,347,537
CSRA, Inc.	246,840	8,214,835
DXC Technology Co.	402,483	40,067,183
eBay, Inc. *	1,356,640	55,052,451
Electronic Arts, Inc. *	428,892	54,452,128
Facebook, Inc., Class A *	3,336,817	623,617,729
Fidelity National Information Services, Inc.	468,934	48,000,084
Fiserv, Inc. *	279,904	39,421,679
Gartner, Inc. *	128,500	17,828,090
Global Payments, Inc.	224,900	25,139,322
International Business Machines Corp.	1,203,506	197,013,932
Intuit, Inc.	339,533	57,007,591
MasterCard, Inc., Class A	1,296,928	219,180,832
Microsoft Corp.	10,765,330	1,022,814,003
Oracle Corp.	4,265,436	220,053,843
Paychex, Inc.	449,165	30,655,511
PayPal Holdings, Inc. *	1,579,653	134,775,994
Red Hat, Inc. *	248,500	32,647,930

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
salesforce.com, Inc. *	957,165	109,030,665
Symantec Corp.	869,650	23,680,570
Synopsys, Inc. *	207,500	19,216,575
The Western Union Co.	629,625	13,089,904
Total System Services, Inc.	230,100	20,446,686
VeriSign, Inc. *	119,525	13,735,813
Visa, Inc., Class A	2,535,662	315,005,290
		4,963,440,681

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	429,700	39,863,269
Apple, Inc.	7,180,204	1,202,181,556
Cisco Systems, Inc.	6,896,586	286,484,182
Corning, Inc.	1,219,687	38,078,628
F5 Networks, Inc. *	88,400	12,777,336
FLIR Systems, Inc.	186,200	9,535,302
Hewlett Packard Enterprise Co.	2,208,978	36,227,239
HP, Inc.	2,296,608	53,556,899
Juniper Networks, Inc.	538,765	14,088,705
Motorola Solutions, Inc.	229,322	22,808,366
NetApp, Inc.	374,374	23,024,001
Seagate Technology plc	409,000	22,576,800
TE Connectivity Ltd.	494,335	50,684,167
Western Digital Corp.	424,136	37,739,621
Xerox Corp.	293,391	10,013,435
		1,859,639,506

Telecommunication Services 1.9%
AT&T, Inc.	8,589,494	321,676,550
CenturyLink, Inc.	1,341,043	23,883,976
Verizon Communications, Inc.	5,708,455	308,656,162
		654,216,688

Transportation 2.1%
Alaska Air Group, Inc.	174,300	11,456,739
American Airlines Group, Inc.	587,205	31,896,976
C.H. Robinson Worldwide, Inc.	193,695	17,715,345
CSX Corp.	1,250,591	70,996,051
Delta Air Lines, Inc.	915,180	51,954,768
Expeditors International of Washington, Inc.	252,200	16,380,390
FedEx Corp.	347,048	91,093,159
JB Hunt Transport Services, Inc.	122,096	14,752,860
Kansas City Southern	143,800	16,268,094
Norfolk Southern Corp.	398,582	60,138,052
Southwest Airlines Co.	761,646	46,308,077
Union Pacific Corp.	1,097,741	146,548,423
United Continental Holdings, Inc. *	357,400	24,238,868
United Parcel Service, Inc., Class B	962,121	122,497,246
		722,245,048

Utilities 2.7%
AES Corp.	962,149	11,122,442
Alliant Energy Corp.	310,969	12,361,018
Ameren Corp.	335,920	19,023,150
American Electric Power Co., Inc.	685,102	47,121,316
American Water Works Co., Inc.	248,033	20,628,905
CenterPoint Energy, Inc.	593,066	16,712,600
CMS Energy Corp.	418,284	18,718,209
Consolidated Edison, Inc.	437,565	35,162,723
Dominion Energy, Inc.	907,168	69,343,922
DTE Energy Co.	250,312	26,442,960
Security	Number of Shares	Value ($)
Duke Energy Corp.	974,279	76,480,901
Edison International	452,393	28,288,134
Entergy Corp.	252,553	19,873,396
Eversource Energy	454,200	28,655,478
Exelon Corp.	1,339,887	51,599,048
FirstEnergy Corp.	606,694	19,960,233
NextEra Energy, Inc.	659,044	104,405,750
NiSource, Inc.	458,962	11,327,182
NRG Energy, Inc.	433,927	11,286,441
PG&E Corp.	704,830	29,905,937
Pinnacle West Capital Corp.	146,861	11,741,537
PPL Corp.	955,350	30,447,005
Public Service Enterprise Group, Inc.	715,770	37,126,990
SCANA Corp.	195,700	7,953,248
Sempra Energy	353,069	37,785,444
The Southern Co.	1,401,035	63,200,689
WEC Energy Group, Inc.	431,178	27,724,745
Xcel Energy, Inc.	708,978	32,357,756
		906,757,159
Total Common Stock
(Cost $16,272,299,777)		33,692,068,976

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	7,452,583	7,452,583
Total Other Investment Company
(Cost $7,452,583)		7,452,583
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
0.78%, 02/01/18 (d)	13,800,000	13,800,000
JPMorgan Chase Bank
0.78%, 02/01/18 (d)	51,000,000	51,000,000
Wells Fargo
0.78%, 02/01/18 (d)	14,400,000	14,400,000
Total Short-Term Investments
(Cost $79,200,000)		79,200,000

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	345	48,745,050	(381,966)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,189,573.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,598,881	86,800	(35,000)	1,650,681	$13,536,597	$6,609	$127,910

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$33,692,068,976	$—	$—	$33,692,068,976
Other Investment Company[1]	7,452,583	—	—	7,452,583
Short-Term Investments[1]	—	79,200,000	—	79,200,000
Liabilities
Futures Contracts[2]	(381,966)	—	—	(381,966)
Total	$33,699,139,593	$79,200,000	$—	$33,778,339,593
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	1,932,206
Aptiv plc	82,400	7,818,112
Autoliv, Inc.	26,600	4,048,786
BorgWarner, Inc.	62,992	3,543,930
Delphi Technologies plc *	27,466	1,516,947
Ford Motor Co.	1,208,087	13,252,714
General Motors Co.	395,612	16,777,905
Gentex Corp.	97,544	2,309,842
Harley-Davidson, Inc.	54,010	2,617,325
Lear Corp.	20,990	4,054,009
Tenneco, Inc.	12,300	713,523
Tesla, Inc. *	40,213	14,247,868
The Goodyear Tire & Rubber Co.	83,100	2,893,542
Thor Industries, Inc.	14,500	1,981,570
		77,708,279

Banks 6.8%
Associated Banc-Corp.	42,800	1,059,300
Bank of America Corp.	2,997,261	95,912,352
Bank of Hawaii Corp.	12,970	1,085,200
Bank of the Ozarks, Inc.	34,700	1,733,265
BankUnited, Inc.	35,000	1,436,400
BB&T Corp.	247,439	13,656,158
BOK Financial Corp.	8,900	860,541
Chemical Financial Corp.	22,600	1,320,066
CIT Group, Inc.	44,888	2,275,373
Citigroup, Inc.	815,828	64,026,181
Citizens Financial Group, Inc.	156,950	7,204,005
Comerica, Inc.	51,128	4,868,408
Commerce Bancshares, Inc.	30,850	1,805,034
Cullen/Frost Bankers, Inc.	16,900	1,798,329
East West Bancorp, Inc.	45,800	3,018,678
F.N.B. Corp.	74,883	1,074,571
Fifth Third Bancorp	230,315	7,623,426
First Citizens BancShares, Inc., Class A	3,300	1,403,853
First Horizon National Corp.	84,333	1,674,853
First Republic Bank	44,600	3,993,930
Fulton Financial Corp.	49,000	891,800
Hancock Holding Co.	25,238	1,355,281
Home BancShares, Inc.	50,100	1,202,901
Huntington Bancshares, Inc.	329,006	5,323,317
IBERIABANK Corp.	13,454	1,136,863
Investors Bancorp, Inc.	89,117	1,220,012
JPMorgan Chase & Co.	1,074,178	124,250,169
KeyCorp	333,218	7,130,865
M&T Bank Corp.	47,751	9,109,936
MB Financial, Inc.	20,000	855,600
MGIC Investment Corp. *	103,900	1,539,798
New York Community Bancorp, Inc.	130,636	1,849,806
PacWest Bancorp	33,944	1,779,684
People’s United Financial, Inc.	103,793	2,041,608
Popular, Inc.	31,529	1,281,339
Security	Number of Shares	Value ($)
Prosperity Bancshares, Inc.	23,100	1,750,980
Radian Group, Inc.	65,144	1,437,728
Regions Financial Corp.	374,243	7,196,693
Signature Bank *	15,700	2,417,800
SunTrust Banks, Inc.	151,803	10,732,472
SVB Financial Group *	14,900	3,673,595
Synovus Financial Corp.	44,657	2,250,266
TCF Financial Corp.	40,000	858,000
Texas Capital Bancshares, Inc. *	15,990	1,515,852
TFS Financial Corp.	27,300	399,126
The PNC Financial Services Group, Inc.	149,313	23,594,440
U.S. Bancorp	486,505	27,798,896
UMB Financial Corp.	13,000	990,340
Umpqua Holdings Corp.	55,400	1,199,410
United Bankshares, Inc.	21,700	798,560
Webster Financial Corp.	27,500	1,557,050
Wells Fargo & Co.	1,366,434	89,884,029
Western Alliance Bancorp *	27,800	1,630,748
Wintrust Financial Corp.	15,728	1,351,035
Zions Bancorp	63,798	3,447,006
		563,282,928

Capital Goods 7.7%
3M Co.	182,554	45,729,777
A.O. Smith Corp.	50,800	3,392,424
Acuity Brands, Inc.	14,300	2,208,492
AECOM *	46,500	1,818,615
AGCO Corp.	18,030	1,309,339
Air Lease Corp.	29,000	1,409,980
Allegion plc	28,700	2,471,357
Allison Transmission Holdings, Inc.	38,000	1,681,120
AMETEK, Inc.	75,105	5,730,512
Arconic, Inc.	118,940	3,575,336
BWX Technologies, Inc.	32,900	2,087,176
Carlisle Cos., Inc.	20,736	2,368,259
Caterpillar, Inc.	180,796	29,429,973
Chicago Bridge & Iron Co., N.V.	32,000	667,840
Colfax Corp. *	25,000	1,000,500
Crane Co.	16,384	1,637,417
Cummins, Inc.	49,892	9,379,696
Curtiss-Wright Corp.	15,200	1,986,032
Deere & Co.	95,946	15,967,333
Donaldson Co., Inc.	32,900	1,666,714
Dover Corp.	50,237	5,335,672
Eaton Corp. plc	138,921	11,665,196
EMCOR Group, Inc.	14,300	1,162,304
Emerson Electric Co.	200,228	14,462,468
EnerSys	8,534	600,026
Fastenal Co.	92,300	5,072,808
Flowserve Corp.	43,023	1,949,802
Fluor Corp.	40,958	2,486,151
Fortive Corp.	92,520	7,033,370
Fortune Brands Home & Security, Inc.	52,900	3,752,197
General Dynamics Corp.	86,674	19,283,232
General Electric Co.	2,680,102	43,337,249
Graco, Inc.	47,082	2,203,438

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Harris Corp.	38,807	6,185,060
HD Supply Holdings, Inc. *	62,800	2,442,292
Hexcel Corp.	26,300	1,797,605
Honeywell International, Inc.	233,517	37,285,659
Hubbell, Inc.	16,932	2,301,905
Huntington Ingalls Industries, Inc.	13,700	3,254,298
IDEX Corp.	26,531	3,806,668
Illinois Tool Works, Inc.	96,347	16,732,583
Ingersoll-Rand plc	79,221	7,496,683
ITT, Inc.	30,300	1,696,800
Jacobs Engineering Group, Inc.	38,756	2,691,992
Johnson Controls International plc	288,386	11,284,544
L3 Technologies, Inc.	23,374	4,966,040
Lennox International, Inc.	11,700	2,549,547
Lincoln Electric Holdings, Inc.	22,200	2,166,054
Lockheed Martin Corp.	75,679	26,854,693
Masco Corp.	102,328	4,569,968
MasTec, Inc. *	12,692	677,753
MSC Industrial Direct Co., Inc., Class A	15,558	1,460,585
Nordson Corp.	18,000	2,586,960
Northrop Grumman Corp.	53,832	18,331,411
Orbital ATK, Inc.	15,878	2,094,308
Oshkosh Corp.	23,600	2,140,992
Owens Corning	36,900	3,430,593
PACCAR, Inc.	107,289	7,999,468
Parker-Hannifin Corp.	41,253	8,309,179
Pentair plc	53,954	3,857,711
Quanta Services, Inc. *	40,100	1,543,449
Raytheon Co.	89,557	18,712,040
Regal Beloit Corp.	9,013	702,113
Rockwell Automation, Inc.	39,549	7,802,622
Rockwell Collins, Inc.	50,483	6,991,391
Roper Technologies, Inc.	30,891	8,667,706
Sensata Technologies Holding N.V. *	49,600	2,790,000
Snap-on, Inc.	17,250	2,955,098
Spirit AeroSystems Holdings, Inc., Class A	37,400	3,828,264
Stanley Black & Decker, Inc.	46,641	7,753,133
Teledyne Technologies, Inc. *	12,600	2,405,592
Terex Corp.	20,800	978,016
Textron, Inc.	83,906	4,922,765
The Boeing Co.	172,198	61,021,805
The Middleby Corp. *	18,300	2,493,558
The Timken Co.	14,544	764,287
The Toro Co.	30,400	1,995,760
TransDigm Group, Inc.	15,200	4,817,032
Trinity Industries, Inc.	44,200	1,523,574
United Rentals, Inc. *	26,767	4,847,771
United Technologies Corp.	229,357	31,653,560
Univar, Inc. *	20,442	610,398
USG Corp. *	24,400	943,304
Valmont Industries, Inc.	4,582	749,615
W.W. Grainger, Inc.	16,641	4,487,412
WABCO Holdings, Inc. *	18,000	2,779,020
Wabtec Corp.	28,800	2,333,952
Watsco, Inc.	8,626	1,550,869
WESCO International, Inc. *	9,911	675,435
Woodward, Inc.	17,300	1,341,096
Xylem, Inc.	53,400	3,858,684
		641,332,477

Commercial & Professional Services 0.7%
Cintas Corp.	25,710	4,330,850
Copart, Inc. *	65,865	2,902,671
Deluxe Corp.	14,500	1,076,915
Equifax, Inc.	37,300	4,659,889
IHS Markit Ltd. *	107,607	5,136,082
KAR Auction Services, Inc.	44,400	2,421,576
ManpowerGroup, Inc.	21,591	2,836,841
Security	Number of Shares	Value ($)
Nielsen Holdings plc	95,500	3,572,655
Republic Services, Inc.	75,401	5,187,589
Robert Half International, Inc.	43,891	2,540,411
Rollins, Inc.	32,850	1,620,819
Stericycle, Inc. *	27,098	2,042,105
The Dun & Bradstreet Corp.	10,925	1,351,750
TransUnion *	41,192	2,445,157
Verisk Analytics, Inc. *	47,800	4,782,390
Waste Management, Inc.	123,585	10,928,622
		57,836,322

Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,839,454
CalAtlantic Group, Inc.	22,300	1,251,699
Carter’s, Inc.	17,300	2,081,190
Columbia Sportswear Co.	8,900	664,563
D.R. Horton, Inc.	107,597	5,277,633
Garmin Ltd.	34,648	2,180,745
Hanesbrands, Inc.	121,600	2,641,152
Hasbro, Inc.	34,225	3,236,658
Leggett & Platt, Inc.	39,744	1,848,493
Lennar Corp., Class A	60,775	3,808,162
lululemon Athletica, Inc. *	28,600	2,236,806
Mattel, Inc.	102,797	1,628,305
Michael Kors Holdings Ltd. *	40,447	2,669,502
Mohawk Industries, Inc. *	19,439	5,463,525
Newell Brands, Inc.	143,713	3,799,772
NIKE, Inc., Class B	403,612	27,534,411
NVR, Inc. *	1,098	3,489,631
Polaris Industries, Inc.	19,200	2,169,792
PulteGroup, Inc.	84,669	2,695,014
PVH Corp.	25,514	3,956,711
Ralph Lauren Corp.	18,395	2,102,732
Skechers U.S.A., Inc., Class A *	30,662	1,262,968
Tapestry, Inc.	89,730	4,220,899
Tempur Sealy International, Inc. *	13,400	799,176
Toll Brothers, Inc.	50,000	2,329,000
Under Armour, Inc., Class A *(b)	56,200	778,932
Under Armour, Inc., Class C *(b)	56,598	727,284
VF Corp.	103,828	8,424,604
Whirlpool Corp.	22,415	4,066,529
		105,185,342

Consumer Services 2.0%
Aramark	72,296	3,311,880
Bright Horizons Family Solutions, Inc. *	12,900	1,266,780
Carnival Corp.	127,060	9,098,767
Chipotle Mexican Grill, Inc. *	8,050	2,614,318
Cracker Barrel Old Country Store, Inc.	8,100	1,429,488
Darden Restaurants, Inc.	34,165	3,274,715
Domino’s Pizza, Inc.	14,392	3,120,905
Dunkin’ Brands Group, Inc.	28,000	1,810,200
Extended Stay America, Inc.	56,900	1,151,087
H&R Block, Inc.	65,228	1,731,151
Hilton Worldwide Holdings, Inc.	58,800	5,036,220
Jack in the Box, Inc.	12,400	1,128,276
Las Vegas Sands Corp.	113,205	8,775,652
Marriott International, Inc., Class A	95,021	14,000,394
McDonald’s Corp.	245,189	41,961,645
MGM Resorts International	158,287	5,769,561
Norwegian Cruise Line Holdings Ltd. *	54,100	3,286,034
Royal Caribbean Cruises Ltd.	52,391	6,996,818
Service Corp. International	63,100	2,522,107
ServiceMaster Global Holdings, Inc. *	41,700	2,198,424
Six Flags Entertainment Corp.	24,400	1,648,464
Starbucks Corp.	438,650	24,919,707
Texas Roadhouse, Inc.	19,700	1,156,784

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Wendy’s Co.	60,900	985,362
Vail Resorts, Inc.	11,800	2,579,008
Wyndham Worldwide Corp.	32,465	4,029,880
Wynn Resorts Ltd.	24,842	4,113,587
Yum! Brands, Inc.	104,927	8,875,775
		168,792,989

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	17,859	3,565,192
AGNC Investment Corp.	108,239	2,033,811
Ally Financial, Inc.	123,500	3,676,595
American Express Co.	228,877	22,750,374
Ameriprise Financial, Inc.	45,828	7,731,184
Annaly Capital Management, Inc.	332,700	3,506,658
Berkshire Hathaway, Inc., Class B *	591,056	126,710,585
BlackRock, Inc.	37,902	21,293,344
Capital One Financial Corp.	150,653	15,661,886
Cboe Global Markets, Inc.	31,890	4,285,697
Chimera Investment Corp.	47,000	798,530
CME Group, Inc.	103,274	15,850,494
Credit Acceptance Corp. *	3,200	1,055,072
Discover Financial Services	117,204	9,352,879
E*TRADE Financial Corp. *	86,290	4,547,483
Eaton Vance Corp.	39,084	2,259,055
FactSet Research Systems, Inc.	12,900	2,588,901
Franklin Resources, Inc.	104,777	4,443,593
Intercontinental Exchange, Inc.	183,550	13,553,332
Invesco Ltd.	117,577	4,248,057
Lazard Ltd., Class A	36,599	2,143,603
Legg Mason, Inc.	31,214	1,330,341
Leucadia National Corp.	101,178	2,738,888
LPL Financial Holdings, Inc.	26,000	1,551,160
MarketAxess Holdings, Inc.	11,500	2,256,415
Moody’s Corp.	53,326	8,627,614
Morgan Stanley	432,621	24,464,718
Morningstar, Inc.	4,800	461,376
MSCI, Inc.	29,450	4,100,324
Nasdaq, Inc.	36,337	2,940,027
Navient Corp.	68,400	974,700
New Residential Investment Corp.	104,800	1,811,992
Northern Trust Corp.	65,976	6,953,211
Raymond James Financial, Inc.	39,649	3,821,767
S&P Global, Inc.	77,952	14,117,107
Santander Consumer USA Holdings, Inc.	28,200	486,450
SEI Investments Co.	42,148	3,167,422
SLM Corp. *	125,400	1,434,576
Starwood Property Trust, Inc.	63,900	1,302,921
State Street Corp.	114,250	12,586,922
Stifel Financial Corp.	14,582	984,577
Synchrony Financial	233,450	9,263,296
T. Rowe Price Group, Inc.	76,550	8,545,276
TD Ameritrade Holding Corp.	87,231	4,866,617
The Bank of New York Mellon Corp.	317,302	17,991,023
The Charles Schwab Corp. (a)	360,265	19,216,535
The Goldman Sachs Group, Inc.	110,132	29,503,261
Voya Financial, Inc.	52,430	2,721,641
		460,276,482

Energy 5.8%
Anadarko Petroleum Corp.	174,148	10,457,587
Andeavor	45,100	4,878,016
Antero Resources Corp. *	66,200	1,286,266
Apache Corp.	118,700	5,326,069
Baker Hughes, a GE Co.	135,606	4,359,733
Cabot Oil & Gas Corp.	145,596	3,836,455
Cheniere Energy, Inc. *	66,400	3,755,584
Chesapeake Energy Corp. *	245,959	860,856
Security	Number of Shares	Value ($)
Chevron Corp.	583,937	73,196,503
Cimarex Energy Co.	29,115	3,266,703
CNX Resources Corp. *	50,000	700,500
Concho Resources, Inc. *	45,200	7,116,288
ConocoPhillips	371,827	21,867,146
CONSOL Energy, Inc. *	6,250	202,687
Continental Resources, Inc. *	25,800	1,432,674
Core Laboratories N.V.	13,300	1,520,190
Devon Energy Corp.	162,382	6,717,743
Diamondback Energy, Inc. *	30,800	3,865,400
Energen Corp. *	28,000	1,462,440
Ensco plc, Class A	90,800	535,720
EOG Resources, Inc.	180,204	20,723,460
EQT Corp.	73,319	3,980,489
Exxon Mobil Corp.	1,301,541	113,624,529
Gulfport Energy Corp. *	54,400	553,248
Halliburton Co.	271,688	14,589,646
Helmerich & Payne, Inc.	31,392	2,261,166
Hess Corp.	84,123	4,249,053
HollyFrontier Corp.	59,400	2,848,824
Kinder Morgan, Inc.	579,917	10,426,908
Laredo Petroleum, Inc. *	35,000	340,550
Marathon Oil Corp.	267,696	4,869,390
Marathon Petroleum Corp.	152,490	10,562,982
Murphy Oil Corp.	49,944	1,603,202
Nabors Industries Ltd.	54,383	426,363
National Oilwell Varco, Inc.	119,426	4,380,546
Newfield Exploration Co. *	63,666	2,015,666
Noble Energy, Inc.	147,622	4,505,423
Oasis Petroleum, Inc. *	74,500	645,170
Occidental Petroleum Corp.	238,816	17,904,036
ONEOK, Inc.	117,245	6,901,041
Parsley Energy, Inc., Class A *	73,000	1,722,800
Patterson-UTI Energy, Inc.	62,323	1,472,069
PDC Energy, Inc. *	20,659	1,071,169
Phillips 66	133,100	13,629,440
Pioneer Natural Resources Co.	52,911	9,677,951
QEP Resources, Inc. *	90,600	848,016
Range Resources Corp.	63,528	905,274
RPC, Inc. (b)	17,600	355,520
RSP Permian, Inc. *	28,033	1,112,349
Schlumberger Ltd.	431,405	31,742,780
SM Energy Co.	25,000	583,750
Southwestern Energy Co. *	184,100	780,584
Targa Resources Corp.	66,100	3,172,800
TechnipFMC plc	144,168	4,679,693
The Williams Cos., Inc.	256,621	8,055,333
Transocean Ltd. *	110,700	1,194,453
US Silica Holdings, Inc.	25,000	832,250
Valero Energy Corp.	134,962	12,952,303
Weatherford International plc *	305,300	1,202,882
Whiting Petroleum Corp. *	28,725	802,002
WPX Energy, Inc. *	141,400	2,082,822
		482,932,492

Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	10,600	1,283,766
Costco Wholesale Corp.	133,759	26,065,616
CVS Health Corp.	313,607	24,677,735
Rite Aid Corp. *	330,300	720,054
Sysco Corp.	151,030	9,495,256
The Kroger Co.	277,826	8,434,797
U.S. Foods Holding Corp. *	37,400	1,201,662
Wal-Mart Stores, Inc.	450,006	47,970,640
Walgreens Boots Alliance, Inc.	269,569	20,287,763
		140,137,289

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	591,705	41,620,530
Archer-Daniels-Midland Co.	180,405	7,748,395
Blue Buffalo Pet Products, Inc. *	29,200	992,216
Brown-Forman Corp., Class A	16,800	1,159,200
Brown-Forman Corp., Class B	59,560	4,127,508
Bunge Ltd.	40,992	3,255,995
Campbell Soup Co.	53,858	2,507,090
ConAgra Brands, Inc.	136,097	5,171,686
Constellation Brands, Inc., Class A	54,132	11,880,350
Dr Pepper Snapple Group, Inc.	57,920	6,912,752
Flowers Foods, Inc.	56,925	1,116,299
General Mills, Inc.	178,802	10,458,129
Hormel Foods Corp.	81,188	2,787,184
Ingredion, Inc.	21,800	3,131,352
Kellogg Co.	79,931	5,444,100
Lamb Weston Holdings, Inc.	45,365	2,658,389
Lancaster Colony Corp.	6,000	770,400
McCormick & Co., Inc. — Non Voting Shares	35,254	3,834,578
Molson Coors Brewing Co., Class B	58,272	4,896,013
Mondelez International, Inc., Class A	462,335	20,527,674
Monster Beverage Corp. *	131,200	8,951,776
PepsiCo, Inc.	435,846	52,432,274
Philip Morris International, Inc.	476,865	51,134,234
Pilgrim’s Pride Corp. *	15,000	416,550
Pinnacle Foods, Inc.	29,600	1,833,424
Post Holdings, Inc. *	17,800	1,346,926
Seaboard Corp.	105	455,280
Snyder’s-Lance, Inc.	22,700	1,134,546
The Coca-Cola Co.	1,174,642	55,901,213
The Hain Celestial Group, Inc. *	30,700	1,170,898
The Hershey Co.	45,564	5,027,076
The JM Smucker Co.	36,901	4,682,368
The Kraft Heinz Co.	187,600	14,705,964
TreeHouse Foods, Inc. *	9,700	457,452
Tyson Foods, Inc., Class A	89,659	6,823,946
		347,473,767

Health Care Equipment & Services 5.5%
Abbott Laboratories	537,201	33,392,414
ABIOMED, Inc. *	12,100	2,843,500
Acadia Healthcare Co., Inc. *	21,000	715,680
Aetna, Inc.	102,734	19,192,766
Align Technology, Inc. *	22,228	5,823,736
AmerisourceBergen Corp.	49,820	4,965,559
Anthem, Inc.	79,557	19,718,202
athenahealth, Inc. *	12,000	1,503,720
Baxter International, Inc.	159,325	11,476,180
Becton, Dickinson & Co.	80,728	19,612,060
Boston Scientific Corp. *	429,507	12,009,016
Cantel Medical Corp.	11,700	1,297,881
Cardinal Health, Inc.	99,410	7,136,644
Centene Corp. *	54,276	5,820,558
Cerner Corp. *	94,504	6,533,062
Cigna Corp.	76,615	15,962,735
Danaher Corp.	186,970	18,936,322
DaVita, Inc. *	49,550	3,866,882
DENTSPLY SIRONA, Inc.	76,190	4,633,114
DexCom, Inc. *	26,400	1,536,480
Edwards Lifesciences Corp. *	65,384	8,276,307
Encompass Health Corp.	27,062	1,432,121
Envision Healthcare Corp. *	26,100	939,339
Express Scripts Holding Co. *	177,150	14,026,737
HCA Healthcare, Inc. *	90,758	9,181,079
Henry Schein, Inc. *	51,838	3,923,100
Hill-Rom Holdings, Inc.	17,300	1,476,209
Security	Number of Shares	Value ($)
Hologic, Inc. *	76,970	3,286,619
Humana, Inc.	44,495	12,540,026
IDEXX Laboratories, Inc. *	28,272	5,287,995
Intuitive Surgical, Inc. *	34,782	15,014,346
Laboratory Corp. of America Holdings *	30,368	5,299,216
Masimo Corp. *	15,300	1,441,872
McKesson Corp.	64,070	10,820,142
MEDNAX, Inc. *	28,208	1,489,664
Medtronic plc	418,622	35,955,444
Molina Healthcare, Inc. *	12,300	1,123,728
NuVasive, Inc. *	13,500	659,745
Patterson Cos., Inc.	22,600	811,114
Quest Diagnostics, Inc.	42,747	4,523,488
ResMed, Inc.	43,716	4,406,136
STERIS plc	22,600	2,054,792
Stryker Corp.	98,654	16,216,745
Teleflex, Inc.	13,846	3,845,726
The Cooper Cos., Inc.	14,400	3,523,248
UnitedHealth Group, Inc.	297,126	70,353,494
Universal Health Services, Inc., Class B	27,874	3,386,691
Varian Medical Systems, Inc. *	31,371	3,999,802
Veeva Systems, Inc., Class A *	32,400	2,036,664
WellCare Health Plans, Inc. *	14,100	2,966,358
West Pharmaceutical Services, Inc.	22,500	2,254,500
Zimmer Biomet Holdings, Inc.	59,412	7,552,453
		457,081,411

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	80,788	3,946,494
Colgate-Palmolive Co.	268,542	19,936,558
Coty, Inc., Class A	124,441	2,440,288
Edgewell Personal Care Co. *	19,900	1,123,554
Herbalife Ltd. *	20,100	1,668,099
HRG Group, Inc. *	41,900	764,675
Kimberly-Clark Corp.	109,408	12,800,736
Spectrum Brands Holdings, Inc.	8,200	971,372
The Clorox Co.	40,425	5,727,818
The Estee Lauder Cos., Inc., Class A	69,070	9,321,687
The Procter & Gamble Co.	780,863	67,419,712
		126,120,993

Insurance 2.8%
Aflac, Inc.	118,230	10,427,886
Alleghany Corp. *	5,186	3,255,252
American Financial Group, Inc.	21,805	2,471,379
American International Group, Inc.	273,423	17,477,198
American National Insurance Co.	3,100	391,809
AmTrust Financial Services, Inc.	31,200	418,704
Aon plc	76,429	10,865,911
Arch Capital Group Ltd. *	37,000	3,364,780
Arthur J. Gallagher & Co.	61,120	4,175,718
Aspen Insurance Holdings Ltd.	18,600	694,710
Assurant, Inc.	19,192	1,755,684
Assured Guaranty Ltd.	41,600	1,480,544
Axis Capital Holdings Ltd.	27,862	1,407,867
Brighthouse Financial, Inc. *	30,876	1,984,092
Brown & Brown, Inc.	39,476	2,071,701
Chubb Ltd.	141,826	22,146,130
Cincinnati Financial Corp.	48,417	3,723,267
CNA Financial Corp.	9,150	495,564
CNO Financial Group, Inc.	43,000	1,057,370
Enstar Group Ltd. *	1,800	373,680
Erie Indemnity Co., Class A	8,285	983,927
Everest Re Group Ltd.	12,720	2,923,056
First American Financial Corp.	29,794	1,759,932
FNF Group	88,169	3,436,828
Lincoln National Corp.	70,959	5,875,405

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Loews Corp.	82,358	4,253,791
Markel Corp. *	4,447	5,103,777
Marsh & McLennan Cos., Inc.	155,820	13,014,086
Mercury General Corp.	6,500	318,175
MetLife, Inc.	324,780	15,612,175
Old Republic International Corp.	70,509	1,515,238
Primerica, Inc.	12,000	1,212,000
Principal Financial Group, Inc.	84,130	5,687,188
Prudential Financial, Inc.	131,238	15,593,699
Reinsurance Group of America, Inc.	19,510	3,056,242
RenaissanceRe Holdings Ltd.	13,907	1,768,136
The Allstate Corp.	107,098	10,578,069
The Hanover Insurance Group, Inc.	10,900	1,233,335
The Hartford Financial Services Group, Inc.	110,941	6,518,893
The Progressive Corp.	176,563	9,552,058
The Travelers Cos., Inc.	83,738	12,554,001
Torchmark Corp.	33,597	3,052,287
Unum Group	73,346	3,901,274
Validus Holdings Ltd.	25,509	1,726,959
W. R. Berkley Corp.	32,225	2,351,781
White Mountains Insurance Group Ltd.	1,313	1,102,789
Willis Towers Watson plc	38,766	6,220,780
XL Group Ltd.	83,567	3,078,608
		234,023,735

Materials 3.2%
Air Products & Chemicals, Inc.	65,964	11,106,359
Albemarle Corp.	36,003	4,017,575
Alcoa Corp. *	55,980	2,912,080
AptarGroup, Inc.	18,200	1,591,044
Ashland Global Holdings, Inc.	20,300	1,473,577
Avery Dennison Corp.	26,560	3,258,381
Axalta Coating Systems Ltd. *	57,600	1,814,400
Ball Corp.	97,752	3,741,947
Bemis Co., Inc.	28,149	1,315,684
Berry Global Group, Inc. *	36,100	2,136,759
Cabot Corp.	12,739	861,666
Celanese Corp., Series A	44,643	4,828,587
CF Industries Holdings, Inc.	70,560	2,994,566
Crown Holdings, Inc. *	42,675	2,477,284
DowDuPont, Inc.	722,341	54,594,533
Eagle Materials, Inc.	14,650	1,641,532
Eastman Chemical Co.	45,762	4,538,675
Ecolab, Inc.	81,092	11,164,747
FMC Corp.	43,504	3,973,220
Freeport-McMoRan, Inc. *	406,857	7,933,711
Graphic Packaging Holding Co.	104,500	1,687,675
Huntsman Corp.	55,500	1,918,635
International Flavors & Fragrances, Inc.	24,408	3,668,522
International Paper Co.	126,807	7,971,088
LyondellBasell Industries N.V., Class A	101,663	12,183,294
Martin Marietta Materials, Inc.	20,124	4,591,693
Monsanto Co.	132,267	16,110,121
NewMarket Corp.	2,800	1,113,252
Newmont Mining Corp.	162,928	6,600,213
Nucor Corp.	99,976	6,694,393
Olin Corp.	48,800	1,819,264
Packaging Corp. of America	29,030	3,647,039
Platform Specialty Products Corp. *	43,873	513,753
PPG Industries, Inc.	81,712	9,701,666
Praxair, Inc.	89,328	14,425,579
Reliance Steel & Aluminum Co.	19,922	1,744,968
Royal Gold, Inc.	20,400	1,815,600
RPM International, Inc.	44,600	2,328,120
Sealed Air Corp.	58,102	2,751,130
Sensient Technologies Corp.	13,500	969,975
Silgan Holdings, Inc.	20,000	597,800
Sonoco Products Co.	33,970	1,844,911
Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	74,400	3,377,760
The Chemours Co.	55,300	2,854,586
The Mosaic Co.	92,366	2,521,592
The Scotts Miracle-Gro Co.	14,668	1,324,080
The Sherwin-Williams Co.	24,565	10,246,307
United States Steel Corp.	59,900	2,240,859
Valvoline, Inc.	55,730	1,373,744
Vulcan Materials Co.	40,825	5,527,705
W.R. Grace & Co.	21,500	1,587,130
Westlake Chemical Corp.	14,000	1,576,400
WestRock Co.	77,542	5,166,623
		270,871,804

Media 2.8%
AMC Networks, Inc., Class A *	13,200	680,988
Cable One, Inc.	900	635,427
CBS Corp., Class B — Non Voting Shares	112,268	6,467,760
Charter Communications, Inc., Class A *	60,188	22,705,923
Cinemark Holdings, Inc.	34,600	1,273,280
Comcast Corp., Class A	1,437,655	61,143,467
Discovery Communications, Inc., Class A *	46,200	1,158,234
Discovery Communications, Inc., Class C *	48,100	1,147,666
DISH Network Corp., Class A *	67,372	3,159,747
Liberty Broadband Corp., Class C *	45,400	4,337,970
Liberty Global plc, Class A *	79,241	2,962,029
Liberty Global plc, Class C *	179,872	6,432,223
Liberty Media Corp. — Liberty SiriusXM, Class A *	30,446	1,370,375
Liberty Media Corp. — Liberty SiriusXM, Class C *	52,300	2,343,563
Lions Gate Entertainment Corp., Class B *	32,300	1,033,600
Live Nation Entertainment, Inc. *	45,500	2,050,230
News Corp., Class A	118,782	2,032,360
Omnicom Group, Inc.	73,888	5,663,515
Scripps Networks Interactive, Inc., Class A	30,900	2,718,891
Sirius XM Holdings, Inc. (b)	508,000	3,103,880
TEGNA, Inc.	73,854	1,068,667
The Interpublic Group of Cos., Inc.	127,164	2,783,620
The Madison Square Garden Co., Class A *	5,641	1,217,553
The Walt Disney Co.	463,940	50,416,360
Time Warner, Inc.	237,680	22,662,788
Twenty-First Century Fox, Inc., Class A	332,866	12,282,755
Twenty-First Century Fox, Inc., Class B	129,572	4,728,082
Viacom, Inc., Class B	106,546	3,560,767
		231,141,720

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	491,775	55,186,991
ACADIA Pharmaceuticals, Inc. *	28,800	861,408
Agilent Technologies, Inc.	99,131	7,279,189
Alexion Pharmaceuticals, Inc. *	70,304	8,388,673
Alkermes plc *	44,700	2,555,499
Allergan plc	103,377	18,634,738
Alnylam Pharmaceuticals, Inc. *	24,800	3,223,504
Amgen, Inc.	224,574	41,781,993
Bio-Rad Laboratories, Inc., Class A *	6,900	1,783,857
Bio-Techne Corp.	12,563	1,762,463
Biogen, Inc. *	65,799	22,885,550
BioMarin Pharmaceutical, Inc. *	53,900	4,863,397
Bristol-Myers Squibb Co.	506,839	31,728,121
Bruker Corp.	33,900	1,207,179
Catalent, Inc. *	39,000	1,815,060
Celgene Corp. *	242,540	24,535,346
Charles River Laboratories International, Inc. *	14,400	1,518,336
Eli Lilly & Co.	297,204	24,207,266
Exelixis, Inc. *	86,500	2,621,815

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	404,564	33,902,463
Illumina, Inc. *	45,900	10,678,176
Incyte Corp. *	51,800	4,677,022
Ionis Pharmaceuticals, Inc. *	37,900	1,990,508
IQVIA Holdings, Inc. *	45,446	4,644,127
Jazz Pharmaceuticals plc *	19,200	2,798,208
Johnson & Johnson	826,725	114,245,128
Mallinckrodt plc *	20,120	363,367
Merck & Co., Inc.	844,018	50,008,067
Mettler-Toledo International, Inc. *	7,953	5,370,343
Mylan N.V. *	164,800	7,061,680
Neurocrine Biosciences, Inc. *	24,300	2,076,921
OPKO Health, Inc. *(b)	110,000	490,600
PerkinElmer, Inc.	32,300	2,589,168
Perrigo Co., plc	41,900	3,796,978
Pfizer, Inc.	1,833,407	67,909,395
PRA Health Sciences, Inc. *	14,500	1,320,370
Regeneron Pharmaceuticals, Inc. *	22,900	8,396,285
Seattle Genetics, Inc. *	33,600	1,757,280
TESARO, Inc. *	9,872	665,965
Thermo Fisher Scientific, Inc.	123,798	27,744,370
United Therapeutics Corp. *	14,100	1,818,900
Vertex Pharmaceuticals, Inc. *	77,612	12,951,115
Waters Corp. *	25,000	5,390,250
Zoetis, Inc.	150,873	11,576,485
		641,063,556

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	29,200	3,787,240
American Campus Communities, Inc.	44,400	1,707,624
American Homes 4 Rent, Class A	67,200	1,397,088
American Tower Corp.	133,189	19,672,015
Apartment Investment & Management Co., Class A	49,418	2,067,649
Apple Hospitality REIT, Inc.	73,000	1,422,770
AvalonBay Communities, Inc.	41,849	7,131,070
Boston Properties, Inc.	47,905	5,926,327
Brixmor Property Group, Inc.	101,300	1,644,099
Camden Property Trust	26,864	2,325,348
CBRE Group, Inc., Class A *	95,311	4,354,760
Colony NorthStar, Inc., Class A	170,200	1,528,396
CoreCivic, Inc.	41,400	960,894
Cousins Properties, Inc.	101,600	914,400
Crown Castle International Corp.	124,327	14,020,356
CubeSmart	50,100	1,379,253
CyrusOne, Inc.	29,700	1,713,393
DCT Industrial Trust, Inc.	27,600	1,633,644
DDR Corp.	91,800	745,416
Digital Realty Trust, Inc.	63,907	7,154,389
Douglas Emmett, Inc.	47,600	1,840,692
Duke Realty Corp.	104,537	2,760,822
EPR Properties	17,000	1,004,020
Equinix, Inc.	24,162	10,998,301
Equity Commonwealth *	40,300	1,205,373
Equity LifeStyle Properties, Inc.	23,400	2,019,888
Equity Residential	111,372	6,861,629
Essex Property Trust, Inc.	20,929	4,876,038
Extra Space Storage, Inc.	40,600	3,389,288
Federal Realty Investment Trust	21,596	2,608,797
First Industrial Realty Trust, Inc.	37,400	1,154,164
Forest City Realty Trust, Inc., Class A	85,300	2,001,991
Gaming & Leisure Properties, Inc.	59,100	2,153,604
GGP, Inc.	187,700	4,322,731
Gramercy Property Trust	41,433	1,045,769
HCP, Inc.	144,480	3,479,078
Healthcare Realty Trust, Inc.	43,600	1,302,332
Healthcare Trust of America, Inc., Class A	55,800	1,540,638
Highwoods Properties, Inc.	31,600	1,513,008
Security	Number of Shares	Value ($)
Hospitality Properties Trust	52,081	1,479,621
Host Hotels & Resorts, Inc.	240,139	4,985,286
Hudson Pacific Properties, Inc.	44,412	1,419,852
Iron Mountain, Inc.	77,466	2,713,634
JBG SMITH Properties	27,167	916,886
Jones Lang LaSalle, Inc.	15,400	2,407,790
Kilroy Realty Corp.	27,700	1,975,564
Kimco Realty Corp.	126,531	2,013,108
Lamar Advertising Co., Class A	26,170	1,884,240
LaSalle Hotel Properties	39,000	1,191,060
Liberty Property Trust	46,304	1,917,449
Life Storage, Inc.	14,900	1,238,190
Medical Properties Trust, Inc.	104,300	1,364,244
Mid-America Apartment Communities, Inc.	35,970	3,430,459
National Retail Properties, Inc.	43,000	1,706,240
Omega Healthcare Investors, Inc. (b)	71,900	1,944,176
Outfront Media, Inc.	50,000	1,120,000
Paramount Group, Inc.	48,500	728,955
Park Hotels & Resorts, Inc.	45,447	1,313,873
Prologis, Inc.	162,080	10,553,029
PS Business Parks, Inc.	5,000	610,550
Public Storage	46,709	9,143,754
Rayonier, Inc.	30,500	990,030
Realogy Holdings Corp.	47,700	1,312,227
Realty Income Corp.	86,400	4,595,616
Regency Centers Corp.	44,442	2,795,846
Retail Properties of America, Inc., Class A	70,400	848,320
Ryman Hospitality Properties, Inc.	15,500	1,186,525
SBA Communications Corp. *	38,300	6,683,350
Senior Housing Properties Trust	72,168	1,250,671
Simon Property Group, Inc.	97,150	15,871,395
SL Green Realty Corp.	31,851	3,201,662
Spirit Realty Capital, Inc.	157,000	1,282,690
STORE Capital Corp.	57,000	1,397,070
Sun Communities, Inc.	23,200	2,061,088
Sunstone Hotel Investors, Inc.	64,700	1,090,195
Tanger Factory Outlet Centers, Inc.	30,900	778,062
Taubman Centers, Inc.	19,800	1,220,670
The Howard Hughes Corp. *	11,500	1,448,540
The Macerich Co.	36,515	2,357,774
UDR, Inc.	85,262	3,114,621
Uniti Group, Inc. *	56,900	900,727
Ventas, Inc.	107,029	5,990,413
VEREIT, Inc.	298,200	2,147,040
Vornado Realty Trust	54,334	3,894,661
Weingarten Realty Investors	43,602	1,288,439
Welltower, Inc.	111,421	6,681,917
Weyerhaeuser Co.	243,126	9,126,950
WP Carey, Inc.	36,300	2,352,603
		279,491,356

Retailing 5.8%
Advance Auto Parts, Inc.	22,622	2,646,548
Amazon.com, Inc. *	122,991	178,446,412
AutoNation, Inc. *	15,206	915,705
AutoZone, Inc. *	8,647	6,618,760
Bed Bath & Beyond, Inc.	51,220	1,182,158
Best Buy Co., Inc.	79,381	5,799,576
Burlington Stores, Inc. *	17,453	2,124,205
CarMax, Inc. *	57,293	4,089,001
Dick’s Sporting Goods, Inc.	17,834	561,058
Dollar General Corp.	80,190	8,269,193
Dollar Tree, Inc. *	71,418	8,213,070
Expedia, Inc.	36,404	4,660,076
Foot Locker, Inc.	40,809	2,005,762
Genuine Parts Co.	45,830	4,769,528
Kohl’s Corp.	56,465	3,657,238
L Brands, Inc.	78,823	3,948,244

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Interactive Corp., QVC Group, Class A *	116,457	3,271,277
Liberty Ventures, Series A *	26,808	1,579,795
LKQ Corp. *	99,600	4,186,188
Lowe’s Cos., Inc.	262,436	27,484,922
Macy’s, Inc.	93,676	2,430,892
Netflix, Inc. *	134,800	36,436,440
Nordstrom, Inc.	35,597	1,755,288
O'Reilly Automotive, Inc. *	26,354	6,975,640
Penske Automotive Group, Inc.	15,300	798,507
Pool Corp.	8,900	1,203,636
Ross Stores, Inc.	118,930	9,798,643
Sally Beauty Holdings, Inc. *	24,673	409,819
Signet Jewelers Ltd.	19,121	1,011,501
Target Corp.	169,523	12,751,520
The Gap, Inc.	72,255	2,401,756
The Home Depot, Inc.	363,035	72,933,731
The Michaels Cos., Inc. *	29,094	781,756
The Priceline Group, Inc. *	15,246	29,151,114
The TJX Cos., Inc.	195,308	15,687,139
Tiffany & Co.	30,698	3,273,942
Tractor Supply Co.	41,400	3,156,750
TripAdvisor, Inc. *	22,700	787,009
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,432	4,093,747
Williams-Sonoma, Inc.	25,300	1,296,119
		481,563,665

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	236,200	3,245,388
Analog Devices, Inc.	113,653	10,442,438
Applied Materials, Inc.	333,049	17,861,418
Broadcom Ltd.	125,470	31,120,324
Cavium, Inc. *	21,700	1,926,526
Cirrus Logic, Inc. *	16,700	827,819
Cypress Semiconductor Corp.	105,500	1,824,095
First Solar, Inc. *	22,300	1,497,891
Integrated Device Technology, Inc. *	47,100	1,408,290
Intel Corp.	1,448,412	69,726,554
KLA-Tencor Corp.	47,638	5,230,652
Lam Research Corp.	48,319	9,254,055
Marvell Technology Group Ltd.	114,162	2,663,399
Maxim Integrated Products, Inc.	93,500	5,703,500
Microchip Technology, Inc.	68,648	6,536,663
Micron Technology, Inc. *	351,259	15,357,044
Microsemi Corp. *	35,700	2,205,903
MKS Instruments, Inc.	16,800	1,718,640
Monolithic Power Systems, Inc.	10,034	1,195,250
NVIDIA Corp.	185,599	45,620,234
ON Semiconductor Corp. *	126,800	3,137,032
Qorvo, Inc. *	36,300	2,605,251
QUALCOMM, Inc.	456,345	31,145,546
Skyworks Solutions, Inc.	59,900	5,822,879
Teradyne, Inc.	62,600	2,869,584
Texas Instruments, Inc.	307,697	33,745,130
Xilinx, Inc.	78,605	5,739,737
		320,431,242

Software & Services 14.4%
Accenture plc, Class A	190,680	30,642,276
Activision Blizzard, Inc.	232,238	17,215,803
Adobe Systems, Inc. *	153,722	30,707,507
Akamai Technologies, Inc. *	55,509	3,718,548
Alliance Data Systems Corp.	15,671	4,022,119
Alphabet, Inc., Class A *	91,574	108,260,614
Alphabet, Inc., Class C *	93,332	109,192,840
Amdocs Ltd.	46,200	3,160,080
ANSYS, Inc. *	27,400	4,429,210
Security	Number of Shares	Value ($)
Aspen Technology, Inc. *	24,400	1,889,780
Autodesk, Inc. *	66,472	7,685,493
Automatic Data Processing, Inc.	136,705	16,900,839
Booz Allen Hamilton Holding Corp.	38,600	1,512,348
Broadridge Financial Solutions, Inc.	36,400	3,509,324
CA, Inc.	88,681	3,179,214
Cadence Design Systems, Inc. *	92,587	4,153,453
Cars.com, Inc. *	24,618	730,908
CDK Global, Inc.	45,500	3,243,695
Citrix Systems, Inc. *	48,200	4,471,032
Cognizant Technology Solutions Corp., Class A	185,032	14,428,795
CoStar Group, Inc. *	10,600	3,668,766
CSRA, Inc.	42,331	1,408,776
DST Systems, Inc.	21,960	1,830,805
DXC Technology Co.	88,604	8,820,528
eBay, Inc. *	303,987	12,335,792
Electronic Arts, Inc. *	95,831	12,166,704
EPAM Systems, Inc. *	14,200	1,668,216
Euronet Worldwide, Inc. *	14,585	1,369,094
Facebook, Inc., Class A *	733,152	137,018,777
Fair Isaac Corp.	9,300	1,605,738
Fidelity National Information Services, Inc.	101,022	10,340,612
First Data Corp., Class A *	117,412	2,078,192
Fiserv, Inc. *	67,210	9,465,856
FleetCor Technologies, Inc. *	28,049	5,960,413
Fortinet, Inc. *	44,600	2,053,384
Gartner, Inc. *	26,400	3,662,736
Genpact Ltd.	44,550	1,512,027
Global Payments, Inc.	47,099	5,264,726
GrubHub, Inc. *	26,800	1,936,300
Guidewire Software, Inc. *	19,000	1,509,550
IAC/InterActiveCorp *	25,730	3,730,078
International Business Machines Corp.	263,988	43,214,836
Intuit, Inc.	75,782	12,723,798
j2 Global, Inc.	13,900	1,111,861
Jack Henry & Associates, Inc.	24,200	3,016,772
Leidos Holdings, Inc.	40,981	2,729,335
Manhattan Associates, Inc. *	15,200	802,864
MasterCard, Inc., Class A	286,129	48,355,801
MAXIMUS, Inc.	16,000	1,090,880
Microsoft Corp.	2,377,344	225,871,453
Nuance Communications, Inc. *	69,700	1,241,357
Oracle Corp.	931,859	48,074,606
Paychex, Inc.	102,528	6,997,536
PayPal Holdings, Inc. *	348,370	29,722,928
Proofpoint, Inc. *	13,000	1,326,260
PTC, Inc. *	39,700	2,885,396
Red Hat, Inc. *	57,283	7,525,841
Sabre Corp.	62,900	1,306,433
salesforce.com, Inc. *	209,440	23,857,310
Science Applications International Corp.	10,900	835,485
ServiceNow, Inc. *	50,800	7,562,596
Splunk, Inc. *	40,400	3,731,748
SS&C Technologies Holdings, Inc.	49,000	2,463,720
Symantec Corp.	196,689	5,355,841
Synopsys, Inc. *	48,700	4,510,107
Take-Two Interactive Software, Inc. *	33,800	4,281,446
Teradata Corp. *	35,844	1,451,682
The Ultimate Software Group, Inc. *	8,900	2,072,721
The Western Union Co.	149,359	3,105,174
Total System Services, Inc.	55,100	4,896,186
Twitter, Inc. *	198,700	5,128,447
Tyler Technologies, Inc. *	9,300	1,874,043
VeriSign, Inc. *	29,605	3,402,207
Visa, Inc., Class A	563,700	70,028,451
VMware, Inc., Class A *	24,100	2,983,339
WEX, Inc. *	13,100	2,028,011
Workday, Inc., Class A *	38,800	4,651,732

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Worldpay, Inc., Class A *	91,300	7,332,303
Yelp, Inc. *	23,500	1,029,770
Zillow Group, Inc., Class C *	34,700	1,542,762
		1,204,583,986

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	92,240	8,557,105
Apple, Inc.	1,584,774	265,338,711
Arista Networks, Inc. *	13,800	3,806,316
ARRIS International plc *	55,100	1,394,030
Arrow Electronics, Inc. *	28,800	2,342,592
Avnet, Inc.	42,546	1,808,205
Belden, Inc.	10,000	847,700
CDW Corp.	42,900	3,208,491
Ciena Corp. *	46,900	998,032
Cisco Systems, Inc.	1,524,615	63,332,507
Cognex Corp.	53,400	3,330,558
Coherent, Inc. *	7,300	1,894,496
CommScope Holding Co., Inc. *	59,700	2,306,211
Corning, Inc.	269,363	8,409,513
F5 Networks, Inc. *	21,173	3,060,345
Finisar Corp. *	35,600	639,376
FLIR Systems, Inc.	38,200	1,956,222
Hewlett Packard Enterprise Co.	491,831	8,066,028
HP, Inc.	522,068	12,174,626
IPG Photonics Corp. *	12,900	3,250,155
Jabil, Inc.	62,300	1,584,289
Juniper Networks, Inc.	110,994	2,902,493
Keysight Technologies, Inc. *	49,100	2,293,952
Littelfuse, Inc.	6,000	1,304,040
Motorola Solutions, Inc.	49,912	4,964,248
National Instruments Corp.	31,200	1,558,128
NCR Corp. *	38,744	1,453,288
NetApp, Inc.	88,200	5,424,300
Palo Alto Networks, Inc. *	27,300	4,309,851
Seagate Technology plc	92,137	5,085,962
SYNNEX Corp.	9,300	1,141,389
TE Connectivity Ltd.	108,600	11,134,758
Trimble, Inc. *	74,000	3,263,400
Ubiquiti Networks, Inc. *(b)	7,600	613,092
ViaSat, Inc. *	13,600	1,028,432
Western Digital Corp.	91,093	8,105,455
Xerox Corp.	73,261	2,500,398
Zebra Technologies Corp., Class A *	16,500	2,032,140
		457,420,834

Telecommunication Services 1.8%
AT&T, Inc.	1,897,156	71,048,492
CenturyLink, Inc.	285,511	5,084,951
Frontier Communications Corp. (b)	15,446	126,503
Sprint Corp. *	200,000	1,066,000
T-Mobile US, Inc. *	90,900	5,917,590
Verizon Communications, Inc.	1,256,095	67,917,056
Zayo Group Holdings, Inc. *	58,700	2,154,290
		153,314,882

Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,550,324
AMERCO	2,000	730,160
American Airlines Group, Inc.	131,060	7,119,179
Avis Budget Group, Inc. *	23,800	1,070,048
C.H. Robinson Worldwide, Inc.	43,348	3,964,608
CSX Corp.	277,181	15,735,565
Delta Air Lines, Inc.	201,230	11,423,827
Expeditors International of Washington, Inc.	59,698	3,877,385
Security	Number of Shares	Value ($)
FedEx Corp.	76,463	20,070,008
Genesee & Wyoming, Inc., Class A *	16,600	1,325,510
JB Hunt Transport Services, Inc.	26,491	3,200,908
JetBlue Airways Corp. *	95,500	1,992,130
Kansas City Southern	33,100	3,744,603
Kirby Corp. *	14,100	1,056,090
Landstar System, Inc.	11,140	1,237,097
Macquarie Infrastructure Corp.	23,100	1,532,685
Norfolk Southern Corp.	90,086	13,592,176
Old Dominion Freight Line, Inc.	19,400	2,841,130
Ryder System, Inc.	16,964	1,476,377
Southwest Airlines Co.	170,817	10,385,674
Spirit Airlines, Inc. *	20,100	846,612
Union Pacific Corp.	245,724	32,804,154
United Continental Holdings, Inc. *	77,148	5,232,177
United Parcel Service, Inc., Class B	208,635	26,563,408
XPO Logistics, Inc. *	29,750	2,809,590
		177,181,425

Utilities 2.7%
AES Corp.	196,502	2,271,563
Alliant Energy Corp.	74,800	2,973,300
Ameren Corp.	78,585	4,450,269
American Electric Power Co., Inc.	153,071	10,528,223
American Water Works Co., Inc.	54,500	4,532,765
Aqua America, Inc.	58,917	2,133,385
Atmos Energy Corp.	30,718	2,546,522
Avangrid, Inc.	13,000	633,360
Black Hills Corp.	15,500	861,025
Calpine Corp. *	105,900	1,598,031
CenterPoint Energy, Inc.	133,911	3,773,612
CMS Energy Corp.	85,733	3,836,552
Consolidated Edison, Inc.	93,023	7,475,328
Dominion Energy, Inc.	197,317	15,082,911
DTE Energy Co.	55,897	5,904,959
Duke Energy Corp.	213,295	16,743,658
Edison International	99,454	6,218,859
Entergy Corp.	57,362	4,513,816
Eversource Energy	101,312	6,391,774
Exelon Corp.	294,119	11,326,523
FirstEnergy Corp.	138,791	4,566,224
Great Plains Energy, Inc.	64,500	2,007,240
Hawaiian Electric Industries, Inc.	31,000	1,057,410
IDACORP, Inc.	16,910	1,458,995
MDU Resources Group, Inc.	64,217	1,700,466
National Fuel Gas Co.	28,047	1,563,620
NextEra Energy, Inc.	145,308	23,019,693
NiSource, Inc.	95,880	2,366,318
NRG Energy, Inc.	98,800	2,569,788
OGE Energy Corp.	66,760	2,149,672
ONE Gas, Inc.	16,000	1,133,280
PG&E Corp.	158,237	6,713,996
Pinnacle West Capital Corp.	32,687	2,613,326
Portland General Electric Co.	27,200	1,151,920
PPL Corp.	211,761	6,748,823
Public Service Enterprise Group, Inc.	156,372	8,111,016
SCANA Corp.	44,531	1,809,740
Sempra Energy	79,814	8,541,694
Southwest Gas Holdings, Inc.	14,200	1,044,836
The Southern Co.	306,618	13,831,538
UGI Corp.	50,172	2,296,372
Vectren Corp.	22,800	1,382,364
WEC Energy Group, Inc.	96,477	6,203,471
Westar Energy, Inc.	42,300	2,185,218

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WGL Holdings, Inc.	13,000	1,094,860
Xcel Energy, Inc.	160,409	7,321,067
		228,439,382
Total Common Stock
(Cost $2,012,217,547)		8,307,688,358

Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (c)	24,423,985	24,423,985

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	7,529,250	7,529,250
Total Other Investment Companies
(Cost $31,953,235)		31,953,235

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	233	32,920,570	1,312,811
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,363,800.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	—	(15,000)	360,265	$2,816,515	$342,320	$30,021

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,307,688,358	$—	$—	$8,307,688,358
Other Investment Companies[1]	31,953,235	—	—	31,953,235
Futures Contracts[2]	1,312,811	—	—	1,312,811
Total	$8,340,954,404	$—	$—	$8,340,954,404
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	175,350	3,094,927
Cooper Tire & Rubber Co.	90,599	3,542,421
Cooper-Standard Holding, Inc. *	29,500	3,675,405
Dana, Inc.	253,929	8,377,118
Dorman Products, Inc. *	46,200	3,485,328
Fox Factory Holding Corp. *	60,100	2,304,835
Gentherm, Inc. *	63,900	2,044,800
Horizon Global Corp. *	44,200	373,490
LCI Industries	42,500	4,685,625
Modine Manufacturing Co. *	85,000	1,984,750
Motorcar Parts of America, Inc. *	34,800	947,256
Shiloh Industries, Inc. *	25,500	189,975
Standard Motor Products, Inc.	37,700	1,805,830
Stoneridge, Inc. *	47,600	1,158,584
Superior Industries International, Inc.	44,300	746,455
Tenneco, Inc.	90,028	5,222,524
Tower International, Inc.	36,700	1,108,340
VOXX International Corp. *	34,500	205,275
Winnebago Industries, Inc.	54,000	2,454,300
		47,407,238

Banks 12.5%
1st Source Corp.	28,003	1,464,277
Access National Corp.	27,524	799,572
ACNB Corp.	12,000	363,000
Allegiance Bancshares, Inc. *	20,900	844,360
American National Bankshares, Inc.	15,700	587,180
Ameris Bancorp	62,900	3,368,295
Ames National Corp.	15,500	437,100
Arrow Financial Corp.	20,387	668,694
Atlantic Capital Bancshares, Inc. *	36,400	649,740
Banc of California, Inc.	77,200	1,520,840
BancFirst Corp.	28,432	1,585,084
Banco Latinoamericano de Comercio Exterior, S.A., Class E	53,657	1,592,540
BancorpSouth Bank	147,200	4,938,560
Bank Mutual Corp.	71,800	746,720
Bank of Commerce Holdings	27,300	316,680
Bank of Marin Bancorp	12,200	838,140
BankFinancial Corp.	28,200	447,816
Bankwell Financial Group, Inc.	9,200	307,280
Banner Corp.	59,057	3,209,157
Bar Harbor Bankshares	24,957	699,545
BCB Bancorp, Inc.	22,500	340,875
Bear State Financial, Inc.	38,900	399,114
Beneficial Bancorp, Inc.	120,011	1,950,179
Berkshire Hills Bancorp, Inc.	72,100	2,736,195
Blue Hills Bancorp, Inc.	43,900	847,270
BofI Holding, Inc. *(a)	106,180	3,819,295
Boston Private Financial Holdings, Inc.	141,600	2,180,640
Bridge Bancorp, Inc.	31,400	1,077,020
Security	Number of Shares	Value ($)
Brookline Bancorp, Inc.	132,322	2,117,152
Bryn Mawr Bank Corp.	32,000	1,436,800
BSB Bancorp, Inc. *	15,267	467,170
Byline Bancorp, Inc. *	11,100	248,307
C&F Financial Corp.	4,700	257,325
Cadence BanCorp *	34,700	970,906
Camden National Corp.	25,550	1,084,853
Capital City Bank Group, Inc.	19,900	488,147
Capitol Federal Financial, Inc.	227,957	2,981,678
Capstar Financial Holdings, Inc. *	15,100	295,356
Carolina Financial Corp.	32,200	1,327,928
Cathay General Bancorp	131,926	5,770,443
CBTX, Inc.	5,600	160,272
CenterState Bank Corp.	105,792	2,749,534
Central Pacific Financial Corp.	49,100	1,451,887
Central Valley Community Bancorp	18,600	360,654
Century Bancorp, Inc., Class A	4,700	376,705
Charter Financial Corp.	22,859	439,579
Chemical Financial Corp.	124,063	7,246,520
Chemung Financial Corp.	6,100	272,487
Citizens & Northern Corp.	20,300	483,140
City Holding Co.	27,100	1,864,480
Civista Bancshares, Inc.	17,000	376,210
Clifton Bancorp, Inc.	38,861	634,600
CNB Financial Corp.	27,600	743,268
CoBiz Financial, Inc.	66,300	1,329,978
Codorus Valley Bancorp, Inc.	13,166	360,090
Columbia Banking System, Inc.	127,733	5,502,738
Community Bank System, Inc.	84,996	4,530,287
Community Bankers Trust Corp. *	37,200	306,900
Community Trust Bancorp, Inc.	25,180	1,191,014
ConnectOne Bancorp, Inc.	54,740	1,595,671
County Bancorp, Inc.	7,500	216,000
Customers Bancorp, Inc. *	49,350	1,512,577
CVB Financial Corp.	182,619	4,273,285
Dime Community Bancshares, Inc.	54,900	1,043,100
DNB Financial Corp.	5,800	197,490
Eagle Bancorp, Inc. *	56,480	3,558,240
Entegra Financial Corp. *	10,100	284,820
Enterprise Bancorp, Inc.	14,531	487,515
Enterprise Financial Services Corp.	39,000	1,897,350
Equity Bancshares, Inc., Class A *	18,500	666,185
ESSA Bancorp, Inc.	12,500	201,250
Essent Group Ltd. *	141,900	6,601,188
Evans Bancorp, Inc.	7,900	337,725
Farmers & Merchants Bancorp, Inc.	15,200	618,336
Farmers Capital Bank Corp.	13,815	542,929
Farmers National Banc Corp.	47,500	693,500
FB Financial Corp. *	22,400	947,072
FCB Financial Holdings, Inc., Class A *	63,569	3,483,581
Federal Agricultural Mortgage Corp., Class C	15,500	1,243,875
Fidelity Southern Corp.	38,948	933,194
Financial Institutions, Inc.	22,900	713,335
First BanCorp *	331,400	1,988,400
First Bancorp (North Carolina)	49,088	1,786,803
First Bancorp, Inc.	18,296	515,032

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Busey Corp.	69,776	2,161,660
First Business Financial Services, Inc.	11,600	283,852
First Citizens BancShares, Inc., Class A	12,741	5,420,149
First Commonwealth Financial Corp.	174,929	2,531,223
First Community Bancshares, Inc.	30,500	844,240
First Connecticut Bancorp, Inc.	23,900	601,085
First Defiance Financial Corp.	16,300	905,628
First Financial Bancorp	110,789	3,157,486
First Financial Bankshares, Inc.	112,562	5,228,505
First Financial Corp.	17,700	819,510
First Financial Northwest, Inc.	10,300	164,182
First Foundation, Inc. *	51,200	995,840
First Guaranty Bancshares, Inc.	7,920	208,296
First Internet Bancorp	12,700	475,615
First Interstate BancSystem, Inc., Class A	46,008	1,925,435
First Merchants Corp.	71,800	3,098,888
First Mid-Illinois Bancshares, Inc.	18,900	727,650
First Midwest Bancorp, Inc.	179,463	4,461,450
First Northwest Bancorp *	15,400	261,030
Flagstar Bancorp, Inc. *	37,600	1,400,600
Flushing Financial Corp.	47,500	1,337,600
FNB Bancorp	8,700	309,633
Franklin Financial Network, Inc. *	21,064	679,314
Fulton Financial Corp.	303,849	5,530,052
German American Bancorp, Inc.	35,700	1,238,433
Glacier Bancorp, Inc.	136,911	5,369,649
Great Southern Bancorp, Inc.	19,600	994,700
Great Western Bancorp, Inc.	105,417	4,443,327
Green Bancorp, Inc. *	37,400	891,990
Greene County Bancorp, Inc. (a)	7,200	254,880
Guaranty Bancorp	42,020	1,191,267
Guaranty Bancshares, Inc.	6,100	193,126
Hancock Holding Co.	148,626	7,981,216
Hanmi Financial Corp.	55,600	1,751,400
HarborOne Bancorp, Inc. *	25,100	463,346
Heartland Financial USA, Inc.	43,000	2,285,450
Heritage Commerce Corp.	67,500	1,080,675
Heritage Financial Corp.	51,945	1,599,906
Hilltop Holdings, Inc.	128,113	3,355,279
Hingham Institution for Savings	2,496	540,933
Home Bancorp, Inc.	11,800	505,748
Home BancShares, Inc.	274,797	6,597,876
HomeStreet, Inc. *	46,222	1,361,238
HomeTrust Bancshares, Inc. *	29,400	745,290
Hope Bancorp, Inc.	226,679	4,315,968
Horizon Bancorp	37,250	1,134,262
Howard Bancorp, Inc. *	15,200	319,200
IBERIABANK Corp.	88,375	7,467,687
Impac Mortgage Holdings, Inc. *(a)	12,642	116,306
Independent Bank Corp., Massachusetts	47,200	3,367,720
Independent Bank Corp., Michigan	33,600	774,480
Independent Bank Group, Inc.	31,300	2,245,775
International Bancshares Corp.	97,760	4,057,040
Investar Holding Corp.	13,900	350,975
Investors Bancorp, Inc.	448,314	6,137,419
Kearny Financial Corp.	139,432	1,924,162
Lakeland Bancorp, Inc.	75,197	1,511,460
Lakeland Financial Corp.	42,800	2,057,396
LCNB Corp.	12,200	237,900
LegacyTexas Financial Group, Inc.	82,300	3,624,492
LendingTree, Inc. *	11,200	4,119,920
Live Oak Bancshares, Inc.	40,000	1,076,000
Macatawa Bank Corp.	39,500	409,220
MainSource Financial Group, Inc.	42,944	1,689,846
Malvern Bancorp, Inc. *	10,500	250,950
MB Financial, Inc.	139,587	5,971,532
MBT Financial Corp.	27,100	304,875
Mercantile Bank Corp.	28,400	990,876
Merchants Bancorp	14,100	286,230
Security	Number of Shares	Value ($)
Meridian Bancorp, Inc.	85,044	1,739,150
Meta Financial Group, Inc.	15,600	1,825,200
Metropolitan Bank Holding Corp. *	7,400	351,426
MGIC Investment Corp. *	644,145	9,546,229
Middlefield Banc Corp.	4,700	233,590
Midland States Bancorp, Inc.	25,700	824,713
MidSouth Bancorp, Inc.	26,300	372,145
MidWestOne Financial Group, Inc.	18,800	621,904
MutualFirst Financial, Inc.	10,500	394,275
National Bank Holdings Corp., Class A	43,900	1,459,236
National Bankshares, Inc.	10,700	466,520
National Commerce Corp. *	19,632	890,311
Nationstar Mortgage Holdings, Inc. *	50,797	901,139
NBT Bancorp, Inc.	76,523	2,824,464
Nicolet Bankshares, Inc. *	14,900	808,921
NMI Holdings, Inc., Class A *	100,100	1,836,835
Northeast Bancorp	12,600	281,610
Northfield Bancorp, Inc.	76,986	1,291,825
Northrim BanCorp, Inc.	12,900	431,505
Northwest Bancshares, Inc.	170,109	2,866,337
Norwood Financial Corp.	10,200	320,382
OceanFirst Financial Corp.	55,000	1,454,750
Oconee Federal Financial Corp.	1,600	45,600
Ocwen Financial Corp. *	175,409	591,128
OFG Bancorp	75,800	864,120
Ohio Valley Banc Corp. (a)	7,400	304,140
Old Line Bancshares, Inc.	12,300	389,541
Old National Bancorp	236,809	4,096,796
Old Point Financial Corp.	6,400	187,776
Old Second Bancorp, Inc.	52,624	773,573
Opus Bank	34,942	946,928
Oritani Financial Corp.	73,550	1,228,285
Orrstown Financial Services, Inc.	14,000	352,100
Pacific Mercantile Bancorp *	21,300	184,245
Pacific Premier Bancorp, Inc. *	70,553	2,875,035
Park National Corp.	22,753	2,389,520
Parke Bancorp, Inc.	9,400	189,410
PCSB Financial Corp. *	28,400	573,112
Peapack-Gladstone Financial Corp.	30,200	1,072,704
Penns Woods Bancorp, Inc.	8,900	381,543
PennyMac Financial Services, Inc., Class A *	29,800	661,560
People’s Utah Bancorp	24,800	783,680
Peoples Bancorp of North Carolina, Inc.	8,250	259,875
Peoples Bancorp, Inc.	28,000	997,080
Peoples Financial Services Corp.	11,100	504,273
PHH Corp. *	55,763	500,194
Preferred Bank	22,800	1,468,776
Premier Financial Bancorp, Inc.	17,627	335,266
Provident Bancorp, Inc. *	8,700	209,235
Provident Financial Holdings, Inc.	7,600	139,080
Provident Financial Services, Inc.	107,651	2,832,298
Prudential Bancorp, Inc.	12,900	223,299
QCR Holdings, Inc.	22,062	967,419
Radian Group, Inc.	377,940	8,341,136
RBB Bancorp	7,400	198,912
Reliant Bancorp, Inc.	11,700	280,800
Renasant Corp.	81,066	3,491,513
Republic Bancorp, Inc., Class A	16,100	620,494
Republic First Bancorp, Inc. *	81,400	720,390
Riverview Bancorp, Inc.	32,500	311,350
S&T Bancorp, Inc.	60,681	2,449,085
Sandy Spring Bancorp, Inc.	58,657	2,218,408
Seacoast Banking Corp. of Florida *	76,420	1,970,872
ServisFirst Bancshares, Inc.	79,680	3,380,026
Shore Bancshares, Inc.	18,700	340,714
SI Financial Group, Inc.	13,600	196,520
Sierra Bancorp	21,200	580,456
Simmons First National Corp., Class A	72,407	4,261,152

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SmartFinancial, Inc. *	12,700	276,860
South State Corp.	63,963	5,667,122
Southern First Bancshares, Inc. *	11,100	483,405
Southern Missouri Bancorp, Inc.	10,200	390,966
Southern National Bancorp of Virginia, Inc.	35,100	575,289
Southside Bancshares, Inc.	46,231	1,587,110
State Bank Financial Corp.	68,200	2,080,782
Sterling Bancorp	371,330	9,190,417
Stock Yards Bancorp, Inc.	40,430	1,453,458
Summit Financial Group, Inc.	20,290	521,453
Sun Bancorp, Inc.	17,780	435,610
Territorial Bancorp, Inc.	12,200	369,416
Texas Capital Bancshares, Inc. *	87,400	8,285,520
The Bancorp, Inc. *	81,300	859,341
The Bank of N.T. Butterfield & Son Ltd.	95,500	3,838,145
The Community Financial Corp.	7,000	257,880
The First Bancshares, Inc.	18,600	597,990
The First of Long Island Corp.	41,450	1,164,745
Timberland Bancorp, Inc.	10,500	292,950
Tompkins Financial Corp.	25,842	2,128,605
Towne Bank	111,504	3,406,432
TriCo Bancshares	35,500	1,312,790
TriState Capital Holdings, Inc. *	38,700	930,735
Triumph Bancorp, Inc. *	29,300	1,128,050
TrustCo Bank Corp.	162,755	1,399,693
Trustmark Corp.	120,377	3,826,785
Two River Bancorp	12,900	232,329
UMB Financial Corp.	78,900	6,010,602
Umpqua Holdings Corp.	385,588	8,347,980
Union Bankshares Corp.	97,831	3,693,120
Union Bankshares, Inc. (a)	5,900	318,895
United Bankshares, Inc.	171,956	6,327,981
United Community Banks, Inc.	128,400	4,067,712
United Community Financial Corp.	93,600	912,600
United Financial Bancorp, Inc.	90,007	1,508,517
United Security Bancshares	23,200	256,360
Unity Bancorp, Inc.	13,800	283,590
Univest Corp. of Pennsylvania	45,175	1,264,900
Valley National Bancorp	458,070	5,757,940
Veritex Holdings, Inc. *	28,800	821,088
Walker & Dunlop, Inc. *	47,945	2,227,045
Washington Federal, Inc.	151,101	5,424,526
Washington Trust Bancorp, Inc.	26,200	1,409,560
Waterstone Financial, Inc.	45,557	779,025
WesBanco, Inc.	72,995	2,993,525
West Bancorp, Inc.	28,900	739,840
Westamerica Bancorp	43,900	2,606,343
Western New England Bancorp, Inc.	47,600	516,460
Wintrust Financial Corp.	96,766	8,312,199
WSFS Financial Corp.	52,300	2,672,530
		472,394,474

Capital Goods 10.0%
AAON, Inc.	71,887	2,616,687
AAR Corp.	55,520	2,246,894
Actuant Corp., Class A	102,623	2,539,919
Advanced Drainage Systems, Inc.	61,715	1,524,361
Aegion Corp. *	59,100	1,482,228
Aerojet Rocketdyne Holdings, Inc. *	119,500	3,286,250
Aerovironment, Inc. *	36,400	1,869,504
Aircastle Ltd.	83,000	1,960,460
Alamo Group, Inc.	16,600	1,909,498
Albany International Corp., Class A	50,900	3,229,605
Allied Motion Technologies, Inc.	11,974	417,294
Altra Industrial Motion Corp.	50,100	2,625,240
Ameresco, Inc., Class A *	34,800	302,760
American Railcar Industries, Inc.	11,431	448,324
American Woodmark Corp. *	24,300	3,301,155
Security	Number of Shares	Value ($)
Apogee Enterprises, Inc.	49,400	2,248,194
Applied Industrial Technologies, Inc.	68,010	5,015,738
Argan, Inc.	25,400	1,107,440
Armstrong Flooring, Inc. *	38,600	597,914
Astec Industries, Inc.	36,795	2,296,008
Astronics Corp. *	36,792	1,640,923
Atkore International Group, Inc. *	58,300	1,363,054
Axon Enterprise, Inc. *	90,000	2,381,400
AZZ, Inc.	45,200	2,056,600
Babcock & Wilcox Enterprises, Inc. *(a)	84,000	546,000
Barnes Group, Inc.	88,040	5,792,152
Beacon Roofing Supply, Inc. *	116,882	7,071,361
Blue Bird Corp. *	13,000	274,950
BMC Stock Holdings, Inc. *	112,900	2,528,960
Briggs & Stratton Corp.	74,093	1,791,569
Builders FirstSource, Inc. *	193,600	4,146,912
Caesarstone Ltd. *	41,000	869,200
CAI International, Inc. *	25,900	731,934
Chart Industries, Inc. *	52,902	2,622,352
Chicago Bridge & Iron Co., N.V.	177,300	3,700,251
CIRCOR International, Inc.	28,600	1,516,372
Columbus McKinnon Corp.	38,800	1,588,860
Comfort Systems USA, Inc.	64,400	2,743,440
Commercial Vehicle Group, Inc. *	42,400	524,488
Continental Building Products, Inc. *	66,444	1,890,332
CSW Industrials, Inc. *	25,700	1,231,030
Cubic Corp.	44,015	2,555,071
Curtiss-Wright Corp.	77,740	10,157,508
DMC Global, Inc.	25,700	588,530
Douglas Dynamics, Inc.	38,500	1,586,200
Ducommun, Inc. *	18,800	548,584
DXP Enterprises, Inc. *	27,500	940,775
Dycom Industries, Inc. *	52,557	6,133,927
EMCOR Group, Inc.	103,597	8,420,364
Encore Wire Corp.	35,295	1,785,927
Energous Corp. *(a)	35,700	663,306
Energy Recovery, Inc. *(a)	60,700	469,211
EnerSys	76,074	5,348,763
Engility Holdings, Inc. *	32,734	856,321
EnPro Industries, Inc.	36,400	3,202,836
EnviroStar, Inc. (a)	6,500	248,950
ESCO Technologies, Inc.	44,269	2,707,049
Esterline Technologies Corp. *	45,142	3,320,194
Federal Signal Corp.	103,400	2,103,156
Foundation Building Materials, Inc. *	24,400	361,852
Franklin Electric Co., Inc.	79,836	3,616,571
FreightCar America, Inc.	21,600	336,528
GATX Corp.	67,200	4,780,608
Gencor Industries, Inc. *	11,550	194,040
Generac Holdings, Inc. *	106,525	5,212,268
General Cable Corp.	87,476	2,598,037
Gibraltar Industries, Inc. *	55,000	2,040,500
Global Brass & Copper Holdings, Inc.	38,700	1,244,205
GMS, Inc. *	47,700	1,635,156
Graham Corp.	15,200	325,280
Granite Construction, Inc.	68,900	4,594,941
Great Lakes Dredge & Dock Corp. *	101,000	474,700
Griffon Corp.	48,800	978,440
H&E Equipment Services, Inc.	54,900	2,161,962
Hardinge, Inc.	18,000	339,480
Harsco Corp. *	138,200	2,473,780
HC2 Holdings, Inc. *	76,800	460,800
Herc Holdings, Inc. *	42,100	2,766,812
Hillenbrand, Inc.	111,900	4,957,170
Hurco Cos., Inc.	11,300	510,195
Huttig Building Products, Inc. *	40,100	283,106
Hyster-Yale Materials Handling, Inc.	18,154	1,537,462
IES Holdings, Inc. *	12,900	225,750
Insteel Industries, Inc.	31,900	999,427

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
JELD-WEN Holding, Inc. *	118,800	4,666,464
John Bean Technologies Corp.	54,933	6,248,629
Kadant, Inc.	19,400	1,944,850
Kaman Corp.	49,655	3,113,369
KBR, Inc.	243,800	4,958,892
Kennametal, Inc.	141,500	6,902,370
KLX, Inc. *	90,094	6,366,042
Kratos Defense & Security Solutions, Inc. *	152,600	1,741,166
L.B. Foster Co., Class A *	14,200	385,530
Lawson Products, Inc. *	8,900	211,375
Layne Christensen Co. *	30,400	410,096
Lindsay Corp.	18,866	1,683,036
LSI Industries, Inc.	47,500	377,150
Lydall, Inc. *	29,100	1,390,980
Masonite International Corp. *	50,100	3,494,475
MasTec, Inc. *	117,273	6,262,378
Mercury Systems, Inc. *	82,701	3,971,302
Meritor, Inc. *	143,938	3,926,629
Milacron Holdings Corp. *	94,300	1,788,871
Miller Industries, Inc.	20,000	521,000
Moog, Inc., Class A *	55,057	4,958,433
MRC Global, Inc. *	153,878	2,766,726
Mueller Industries, Inc.	100,869	3,337,755
Mueller Water Products, Inc., Class A	273,500	3,180,805
MYR Group, Inc. *	28,000	948,640
National Presto Industries, Inc.	8,500	864,025
Navistar International Corp. *	87,907	4,028,778
NCI Building Systems, Inc. *	67,700	1,249,065
Nexeo Solutions, Inc. *	43,100	406,433
NN, Inc.	46,617	1,342,570
Northwest Pipe Co. *	15,700	298,300
NOW, Inc. *	184,200	2,171,718
NV5 Global, Inc. *	15,000	731,250
Omega Flex, Inc.	5,672	346,900
Orion Group Holdings, Inc. *	50,600	380,512
Park-Ohio Holdings Corp.	15,186	632,497
Patrick Industries, Inc. *	42,400	2,715,720
PGT Innovations, Inc. *	84,400	1,346,180
Plug Power, Inc. *(a)	393,200	758,876
Ply Gem Holdings, Inc. *	38,400	823,680
Powell Industries, Inc.	18,000	586,620
Preformed Line Products Co.	5,500	406,230
Primoris Services Corp.	69,200	1,799,200
Proto Labs, Inc. *	43,700	4,778,595
Quanex Building Products Corp.	60,204	1,246,223
Raven Industries, Inc.	62,600	2,413,230
RBC Bearings, Inc. *	41,200	5,191,200
REV Group, Inc.	41,000	1,199,660
Revolution Lighting Technologies, Inc. *	27,500	97,625
Rexnord Corp. *	183,250	5,151,158
Rush Enterprises, Inc., Class A *	52,287	2,826,112
Rush Enterprises, Inc., Class B *	10,000	508,200
Simpson Manufacturing Co., Inc.	71,294	4,187,810
SiteOne Landscape Supply, Inc. *	59,700	4,546,752
Spartan Motors, Inc.	59,400	795,960
Sparton Corp. *	18,600	427,986
SPX Corp. *	73,800	2,306,250
SPX FLOW, Inc. *	71,900	3,334,003
Standex International Corp.	22,000	2,308,900
Sterling Construction Co., Inc. *	42,800	597,060
Sun Hydraulics Corp.	40,950	2,542,176
Sunrun, Inc. *	143,300	907,089
Tennant Co.	30,576	2,060,822
Textainer Group Holdings Ltd. *	48,231	1,181,660
The Eastern Co.	9,200	246,100
The ExOne Co. *	20,400	200,328
The Gorman-Rupp Co.	29,031	820,706
The Greenbrier Cos., Inc. (a)	48,001	2,407,250
The KeyW Holding Corp. *	84,800	568,160
Security	Number of Shares	Value ($)
The Manitowoc Co., Inc. *	54,775	2,195,382
Thermon Group Holdings, Inc. *	56,200	1,302,716
Titan International, Inc.	83,900	1,116,709
Titan Machinery, Inc. *	32,200	691,978
TPI Composites, Inc. *	18,900	379,512
Trex Co., Inc. *	52,078	5,811,384
TriMas Corp. *	79,100	2,104,060
Triton International Ltd. *	82,200	3,172,920
Triumph Group, Inc.	85,500	2,492,325
Tutor Perini Corp. *	65,330	1,616,918
Twin Disc, Inc. *	14,700	433,356
Universal Forest Products, Inc.	103,986	3,881,797
Vectrus, Inc. *	17,747	539,509
Veritiv Corp. *	19,076	547,481
Vicor Corp. *	31,000	567,300
Vivint Solar, Inc. *(a)	44,500	153,525
Wabash National Corp.	100,600	2,598,498
Watts Water Technologies, Inc., Class A	47,911	3,820,902
Wesco Aircraft Holdings, Inc. *	97,700	698,555
Willis Lease Finance Corp. *	6,500	175,500
Woodward, Inc.	93,758	7,268,120
		375,648,334

Commercial & Professional Services 3.6%
ABM Industries, Inc.	97,309	3,700,661
Acacia Research Corp. *	82,700	301,855
ACCO Brands Corp. *	181,785	2,154,152
Advanced Disposal Services, Inc. *	76,000	1,852,120
Aqua Metals, Inc. *(a)	32,800	59,696
ARC Document Solutions, Inc. *	64,500	156,090
Barrett Business Services, Inc.	12,600	878,094
BG Staffing, Inc.	11,000	174,680
Brady Corp., Class A	80,429	3,076,409
Casella Waste Systems, Inc., Class A *	68,000	1,739,440
CBIZ, Inc. *	89,200	1,471,800
CECO Environmental Corp.	50,352	228,095
Cogint, Inc. *(a)	42,800	156,220
CompX International, Inc.	2,900	39,875
Covanta Holding Corp.	202,000	3,302,700
CRA International, Inc.	14,500	673,235
Deluxe Corp.	85,272	6,333,151
Ennis, Inc.	47,200	939,280
Essendant, Inc.	69,334	627,473
Exponent, Inc.	44,300	3,284,845
Forrester Research, Inc.	18,317	799,537
Franklin Covey Co. *	17,900	515,520
FTI Consulting, Inc. *	65,100	2,829,897
GP Strategies Corp. *	20,376	508,381
Healthcare Services Group, Inc.	124,752	6,883,815
Heidrick & Struggles International, Inc.	33,500	884,400
Heritage-Crystal Clean, Inc. *	25,800	561,150
Herman Miller, Inc.	102,900	4,167,450
Hill International, Inc. *	62,000	353,400
HNI Corp.	75,489	2,935,767
Hudson Technologies, Inc. *	59,700	374,916
Huron Consulting Group, Inc. *	37,552	1,507,713
ICF International, Inc. *	31,100	1,651,410
InnerWorkings, Inc. *	78,600	786,786
Insperity, Inc.	62,452	3,825,185
Interface, Inc.	104,500	2,607,275
Kelly Services, Inc., Class A	53,423	1,512,405
Kforce, Inc.	39,800	1,032,810
Kimball International, Inc., Class B	64,399	1,195,889
Knoll, Inc.	84,803	1,945,381
Korn/Ferry International	93,361	4,160,166
LSC Communications, Inc.	61,300	838,584
Matthews International Corp., Class A	54,759	3,066,504
McGrath RentCorp	40,735	1,947,133

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mistras Group, Inc. *	28,014	596,978
Mobile Mini, Inc.	77,168	2,920,809
MSA Safety, Inc.	58,489	4,580,274
Multi-Color Corp.	23,700	1,836,750
Navigant Consulting, Inc. *	79,748	1,636,429
NL Industries, Inc. *	14,900	193,700
On Assignment, Inc. *	88,139	6,748,803
Quad Graphics, Inc.	55,000	1,216,600
Resources Connection, Inc.	50,450	824,858
RPX Corp.	82,500	1,158,300
RR Donnelley & Sons Co.	117,400	959,158
SP Plus Corp. *	31,000	1,195,050
Steelcase, Inc., Class A	150,742	2,344,038
Team, Inc. *	50,713	862,121
Tetra Tech, Inc.	98,861	4,913,392
The Brink’s Co.	79,800	6,655,320
TriNet Group, Inc. *	71,146	3,121,175
TrueBlue, Inc. *	70,976	1,941,194
UniFirst Corp.	27,006	4,464,092
US Ecology, Inc.	37,800	1,975,050
Viad Corp.	35,296	2,004,813
VSE Corp.	14,800	733,340
WageWorks, Inc. *	69,900	4,232,445
Willdan Group, Inc. *	12,400	280,984
		135,437,018

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp.	56,500	1,211,925
American Outdoor Brands Corp. *	95,500	1,139,315
AV Homes, Inc. *	24,200	408,980
Bassett Furniture Industries, Inc.	17,009	577,456
Beazer Homes USA, Inc. *	54,440	1,009,318
Callaway Golf Co.	162,069	2,393,759
Cavco Industries, Inc. *	15,200	2,327,880
Century Communities, Inc. *	32,930	1,040,588
Clarus Corp. *	34,800	259,260
Columbia Sportswear Co.	51,200	3,823,104
Crocs, Inc. *	121,100	1,636,061
CSS Industries, Inc.	13,400	350,544
Culp, Inc.	20,200	642,360
Deckers Outdoor Corp. *	55,571	4,762,990
Delta Apparel, Inc. *	11,000	205,260
Escalade, Inc.	14,500	186,325
Ethan Allen Interiors, Inc.	43,179	1,072,998
Flexsteel Industries, Inc.	13,700	590,196
Fossil Group, Inc. *(a)	74,900	596,204
G-III Apparel Group Ltd. *	74,510	2,782,949
GoPro, Inc., Class A *(a)	191,800	1,049,146
Green Brick Partners, Inc. *	43,940	492,128
Hamilton Beach Brands Holding Co., Class A	5,354	137,651
Helen of Troy Ltd. *	47,883	4,460,301
Hooker Furniture Corp.	20,734	770,268
Hovnanian Enterprises, Inc., Class A *	218,000	442,540
Iconix Brand Group, Inc. *(a)	105,800	132,250
Installed Building Products, Inc. *	37,271	2,681,648
iRobot Corp. *	46,045	4,086,494
Johnson Outdoors, Inc., Class A	8,500	512,295
KB Home	149,400	4,709,088
La-Z-Boy, Inc.	83,300	2,511,495
LGI Homes, Inc. *	30,400	2,057,472
Libbey, Inc.	34,479	243,767
Lifetime Brands, Inc.	20,300	354,235
M.D.C. Holdings, Inc.	79,495	2,679,776
M/I Homes, Inc. *	45,500	1,471,470
Malibu Boats, Inc., Class A *	35,761	1,189,411
Marine Products Corp.	13,700	200,020
MCBC Holdings, Inc. *	34,200	826,614
Security	Number of Shares	Value ($)
Meritage Homes Corp. *	68,785	3,263,848
Movado Group, Inc.	25,000	765,000
Nautilus, Inc. *	50,200	645,070
Oxford Industries, Inc.	28,296	2,229,725
Perry Ellis International, Inc. *	22,300	534,754
PICO Holdings, Inc. *	39,800	521,380
Sequential Brands Group, Inc. *	49,800	80,676
Steven Madden Ltd. *	103,176	4,766,731
Sturm, Ruger & Co., Inc. (a)	29,000	1,535,550
Superior Uniform Group, Inc.	16,327	384,664
Taylor Morrison Home Corp., Class A *	193,500	4,920,705
The New Home Co., Inc. *	23,849	282,611
TopBuild Corp. *	61,300	4,691,902
TRI Pointe Group, Inc. *	258,900	4,222,659
Unifi, Inc. *	26,500	943,665
Universal Electronics, Inc. *	24,700	1,138,670
Vera Bradley, Inc. *	31,500	292,635
Vista Outdoor, Inc. *	98,500	1,492,275
William Lyon Homes, Class A *	48,300	1,311,345
Wolverine World Wide, Inc.	164,847	5,411,927
ZAGG, Inc. *	48,421	808,631
		98,269,964

Consumer Services 4.2%
Adtalem Global Education, Inc. *	105,684	4,861,464
American Public Education, Inc. *	28,800	731,520
Ascent Capital Group, Inc., Class A *	20,100	189,543
Belmond Ltd., Class A *	155,500	2,005,950
Biglari Holdings, Inc. *	1,710	705,700
BJ’s Restaurants, Inc.	34,900	1,317,475
Bloomin’ Brands, Inc.	163,213	3,595,582
Bojangles', Inc. *	30,750	376,687
Boyd Gaming Corp.	145,200	5,731,044
Bridgepoint Education, Inc. *	34,700	268,231
Brinker International, Inc.	79,700	2,896,298
Buffalo Wild Wings, Inc. *	27,079	4,251,403
Caesars Entertainment Corp. *	233,762	3,260,980
Cambium Learning Group, Inc. *	18,000	126,360
Capella Education Co.	20,000	1,591,000
Career Education Corp. *	117,300	1,454,520
Carriage Services, Inc.	27,800	740,314
Carrols Restaurant Group, Inc. *	60,500	753,225
Century Casinos, Inc. *	32,600	298,290
Chegg, Inc. *	165,400	2,864,728
Churchill Downs, Inc.	23,514	6,090,126
Chuy’s Holdings, Inc. *	27,800	736,700
Collectors Universe, Inc.	11,900	329,868
Cracker Barrel Old Country Store, Inc. (a)	33,716	5,950,200
Dave & Buster’s Entertainment, Inc. *	73,068	3,434,196
Del Frisco’s Restaurant Group, Inc. *	36,200	633,500
Del Taco Restaurants, Inc. *	58,200	737,394
Denny’s Corp. *	112,100	1,680,379
DineEquity, Inc.	29,697	1,644,620
Drive Shack, Inc. *	113,000	585,340
El Pollo Loco Holdings, Inc. *	36,700	368,835
Eldorado Resorts, Inc. *	80,469	2,780,204
Empire Resorts, Inc. *(a)	4,421	128,430
Fiesta Restaurant Group, Inc. *	46,100	885,120
Fogo De Chao, Inc. *	18,500	240,500
Golden Entertainment, Inc. *	17,200	538,704
Grand Canyon Education, Inc. *	81,875	7,613,556
Houghton Mifflin Harcourt Co. *	184,094	1,546,390
ILG, Inc.	185,400	5,823,414
Inspired Entertainment, Inc. *	6,500	42,900
International Speedway Corp., Class A	42,000	1,948,800
J Alexander’s Holdings, Inc. *	21,043	203,065
Jack in the Box, Inc.	51,608	4,695,812
K12, Inc. *	66,449	1,152,890

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
La Quinta Holdings, Inc. *	140,502	2,800,205
Laureate Education, Inc., Class A *	99,200	1,428,480
Liberty Tax, Inc.	11,700	120,510
Lindblad Expeditions Holdings, Inc. *	37,700	349,479
Marriott Vacations Worldwide Corp.	37,385	5,694,857
Monarch Casino & Resort, Inc. *	19,800	902,088
Nathan’s Famous, Inc.	4,700	335,580
Noodles & Co. *(a)	21,000	123,900
Papa John’s International, Inc.	44,511	2,888,319
Penn National Gaming, Inc. *	148,400	4,735,444
Pinnacle Entertainment, Inc. *	94,947	3,065,839
Planet Fitness, Inc., Class A *	153,200	5,172,032
Potbelly Corp. *	37,700	456,170
RCI Hospitality Holdings, Inc.	16,000	470,080
Red Lion Hotels Corp. *	32,100	335,445
Red Robin Gourmet Burgers, Inc. *	23,400	1,232,010
Red Rock Resorts, Inc., Class A	121,600	4,223,168
Regis Corp. *	64,800	1,031,616
Ruth’s Hospitality Group, Inc.	50,500	1,196,850
Scientific Games Corp., Class A *	93,100	4,343,115
SeaWorld Entertainment, Inc. *(a)	120,423	1,836,451
Shake Shack, Inc., Class A *	39,100	1,709,061
Sonic Corp.	71,201	1,839,834
Sotheby’s *	65,400	3,450,504
Speedway Motorsports, Inc.	21,884	454,093
Strayer Education, Inc.	18,400	1,701,632
Texas Roadhouse, Inc.	117,396	6,893,493
The Cheesecake Factory, Inc.	73,467	3,613,842
The Habit Restaurants, Inc., Class A *	37,211	325,596
The Marcus Corp.	33,300	865,800
Weight Watchers International, Inc. *	49,000	3,150,210
Wingstop, Inc.	51,400	2,485,704
Zoe’s Kitchen, Inc. *	35,902	528,477
		157,571,141

Diversified Financials 2.9%
AG Mortgage Investment Trust, Inc.	54,000	941,760
Anworth Mortgage Asset Corp.	166,600	809,676
Apollo Commercial Real Estate Finance, Inc.	187,143	3,400,388
Ares Commercial Real Estate Corp.	41,900	530,873
Arlington Asset Investment Corp., Class A	46,800	491,400
ARMOUR Residential REIT, Inc.	72,629	1,700,245
Artisan Partners Asset Management, Inc., Class A	81,200	3,178,980
Associated Capital Group, Inc., Class A	9,700	336,105
B. Riley Financial, Inc.	38,302	718,163
Cannae Holdings, Inc. *	106,736	1,858,274
Capstead Mortgage Corp.	159,829	1,312,196
Cherry Hill Mortgage Investment Corp.	19,100	323,936
Cohen & Steers, Inc.	37,128	1,513,709
Cowen, Inc., *	50,775	657,536
CYS Investments, Inc.	267,461	1,802,687
Diamond Hill Investment Group, Inc.	5,600	1,178,016
Donnelley Financial Solutions, Inc. *	58,700	1,259,115
Dynex Capital, Inc.	77,200	501,800
Elevate Credit, Inc. *	24,400	182,268
Ellington Residential Mortgage REIT	14,200	153,502
Encore Capital Group, Inc. *	41,500	1,720,175
Enova International, Inc. *	58,036	1,038,844
Evercore, Inc., Class A	67,200	6,756,960
EZCORP, Inc., Class A *	91,900	1,084,420
Financial Engines, Inc.	100,400	2,856,380
FirstCash, Inc.	79,927	5,842,664
GAIN Capital Holdings, Inc.	60,200	439,460
GAMCO Investors, Inc., Class A	9,700	285,956
Granite Point Mortgage Trust, Inc.	76,900	1,325,756
Great Ajax Corp.	27,000	360,720
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	81,741	5,007,454
Greenhill & Co., Inc.	42,029	779,638
Hamilton Lane, Inc., Class A	24,600	917,088
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,445	1,922,794
Houlihan Lokey, Inc.	47,600	2,270,520
INTL. FCStone, Inc. *	28,400	1,235,400
Invesco Mortgage Capital, Inc.	195,206	3,170,145
Investment Technology Group, Inc.	57,265	1,223,180
KKR Real Estate Finance Trust, Inc.	16,700	324,815
Ladder Capital Corp.	135,955	1,967,269
Ladenburg Thalmann Financial Services, Inc.	170,700	530,877
LendingClub Corp. *	575,400	2,105,964
Marlin Business Services Corp.	14,000	331,800
Medley Management, Inc., Class A	14,400	92,160
Moelis & Co., Class A	56,124	2,901,611
MTGE Investment Corp.	76,700	1,303,900
Nelnet, Inc., Class A	33,200	1,730,052
New York Mortgage Trust, Inc.	197,500	1,125,750
OM Asset Management plc	131,500	2,352,535
On Deck Capital, Inc. *	86,800	390,600
Oppenheimer Holdings, Inc., Class A	17,400	478,500
Orchid Island Capital, Inc. (a)	79,659	603,815
Owens Realty Mortgage, Inc.	14,500	206,625
PennyMac Mortgage Investment Trust	115,821	1,899,464
Piper Jaffray Cos.	25,129	2,319,407
PJT Partners, Inc., Class A	31,900	1,510,465
PRA Group, Inc. *	76,781	2,744,921
Pzena Investment Management, Inc., Class A	27,100	339,021
Redwood Trust, Inc.	137,700	2,050,353
Regional Management Corp. *	19,200	544,512
Resource Capital Corp.	49,037	464,871
Safeguard Scientifics, Inc. *	36,500	456,250
Silvercrest Asset Management Group, Inc., Class A	9,800	147,000
Stifel Financial Corp.	116,210	7,846,499
Sutherland Asset Management Corp.	28,000	406,000
Tiptree, Inc.	46,300	284,745
TPG RE Finance Trust, Inc.	23,000	432,860
Value Line, Inc.	1,900	36,537
Virtu Financial, Inc., Class A (a)	44,471	849,396
Virtus Investment Partners, Inc.	12,100	1,548,800
Waddell & Reed Financial, Inc., Class A	139,600	3,210,800
Western Asset Mortgage Capital Corp.	78,856	735,727
Westwood Holdings Group, Inc.	14,900	975,503
WisdomTree Investments, Inc.	200,900	2,328,431
World Acceptance Corp. *	9,800	1,156,890
		109,822,908

Energy 3.9%
Abraxas Petroleum Corp. *	270,000	645,300
Adams Resources & Energy, Inc.	2,900	129,050
Approach Resources, Inc. *(a)	74,500	248,830
Arch Coal, Inc., Class A	34,400	3,096,344
Archrock, Inc.	117,228	1,090,220
Ardmore Shipping Corp. *	46,500	330,150
Basic Energy Services, Inc. *	29,400	573,006
Bill Barrett Corp. *	130,698	670,481
Bonanza Creek Energy, Inc. *	33,900	949,539
Bristow Group, Inc.	56,862	876,243
C&J Energy Services, Inc. *	80,900	2,477,158
California Resources Corp. *	76,200	1,610,106
Callon Petroleum Co. *	352,800	4,004,280
CARBO Ceramics, Inc. *(a)	46,400	369,344
Carrizo Oil & Gas, Inc. *	132,811	2,670,829
Clean Energy Fuels Corp. *	258,738	406,219

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cloud Peak Energy, Inc. *	124,500	622,500
Contango Oil & Gas Co. *	35,000	143,500
CVR Energy, Inc. (a)	27,400	980,646
Delek US Holdings, Inc.	137,132	4,784,536
Denbury Resources, Inc. *	678,600	1,648,998
DHT Holdings, Inc.	135,900	470,214
Diamond Offshore Drilling, Inc. *(a)	113,400	2,004,912
Dorian LPG Ltd. *	48,396	369,745
Dril-Quip, Inc. *	67,600	3,491,540
Earthstone Energy, Inc., Class A *	38,800	387,224
Eclipse Resources Corp. *	156,100	334,054
Energy XXI Gulf Coast, Inc. *	49,500	332,145
Ensco plc, Class A	753,493	4,445,609
EP Energy Corp., Class A *(a)	60,500	115,555
Era Group, Inc. *	37,000	374,810
Evolution Petroleum Corp.	46,800	358,020
Exterran Corp. *	56,014	1,617,684
Fairmount Santrol Holdings, Inc. *(a)	277,553	1,545,970
Forum Energy Technologies, Inc. *	142,655	2,410,870
Frank’s International N.V.	83,100	575,052
Frontline Ltd. (a)	126,963	584,030
GasLog Ltd.	73,800	1,490,760
Gastar Exploration, Inc. *(a)	300,000	299,550
Gener8 Maritime, Inc. *	84,800	497,776
Geospace Technologies Corp. *	23,862	328,341
Golar LNG Ltd.	169,500	4,625,655
Green Plains, Inc.	68,200	1,193,500
Gulf Island Fabrication, Inc.	23,400	301,860
Halcon Resources Corp. *	226,600	1,810,534
Hallador Energy Co.	28,100	196,138
Helix Energy Solutions Group, Inc. *	243,107	1,830,596
Independence Contract Drilling, Inc. *	68,000	312,800
International Seaways, Inc. *	51,798	864,509
Isramco, Inc. *	1,400	150,850
Jagged Peak Energy, Inc. *	100,600	1,292,710
Jones Energy, Inc., Class A *(a)	100,000	117,000
Keane Group, Inc. *	67,100	1,109,163
Key Energy Services, Inc. *	17,600	260,656
Lilis Energy, Inc. *(a)	71,700	308,310
Mammoth Energy Services, Inc. *	14,200	326,032
Matador Resources Co. *	172,162	5,579,770
Matrix Service Co. *	48,000	859,200
McDermott International, Inc. *	489,285	4,295,922
Midstates Petroleum Co., Inc. *	17,900	293,739
NACCO Industries, Inc., Class A	8,077	339,638
Natural Gas Services Group, Inc. *	20,500	564,775
Navios Maritime Acquisition Corp.	120,600	94,068
NCS Multistage Holdings, Inc. *	18,000	294,120
Newpark Resources, Inc. *	147,310	1,340,521
Noble Corp. plc *	428,100	2,007,789
Nordic American Tankers Ltd.	175,400	405,174
Oasis Petroleum, Inc. *	467,310	4,046,905
Oil States International, Inc. *	89,100	2,851,200
Overseas Shipholding Group, Inc., Class A *	85,400	180,194
Pacific Ethanol, Inc. *	65,500	275,100
Panhandle Oil & Gas, Inc., Class A	28,400	577,940
Par Pacific Holdings, Inc. *	54,038	985,113
Parker Drilling Co. *	264,665	301,718
PDC Energy, Inc. *	116,903	6,061,421
Peabody Energy Corp. *	115,500	4,667,355
Penn Virginia Corp. *	23,800	1,005,312
PHI, Inc. — Non Voting Shares *	19,572	224,882
Pioneer Energy Services Corp. *	142,900	464,425
ProPetro Holding Corp. *	101,000	1,886,680
Ranger Energy Services, Inc. *	14,300	154,440
Renewable Energy Group, Inc. *	64,600	691,220
Resolute Energy Corp. *(a)	39,700	1,346,624
REX American Resources Corp. *	10,500	857,325
Security	Number of Shares	Value ($)
RigNet, Inc. *	26,200	432,300
Ring Energy, Inc. *	89,300	1,232,340
Rosehill Resources, Inc. *(a)	4,300	33,669
Rowan Cos. plc, Class A *	203,100	2,989,632
Sanchez Energy Corp. *(a)	122,953	608,617
SandRidge Energy, Inc. *	62,400	1,116,336
Scorpio Tankers, Inc.	405,102	1,077,571
SEACOR Holdings, Inc. *	28,200	1,313,556
SEACOR Marine Holdings, Inc. *	25,839	386,552
Select Energy Services, Inc., Class A *	45,700	818,944
SemGroup Corp., Class A	116,003	3,323,486
Ship Finance International Ltd.	105,400	1,612,620
SilverBow Resources, Inc. *	11,800	362,260
Smart Sand, Inc. *	38,800	356,572
Solaris Oilfield Infrastructure, Inc., Class A *	29,600	558,552
SRC Energy, Inc. *	420,312	4,182,104
Stone Energy Corp. *	32,700	1,181,778
Superior Energy Services, Inc. *	267,900	2,799,555
Teekay Corp. (a)	94,200	768,672
Teekay Tankers Ltd., Class A	349,000	443,230
Tellurian, Inc. *(a)	98,300	1,115,705
TETRA Technologies, Inc. *	199,474	765,980
Ultra Petroleum Corp. *	334,800	2,336,904
Unit Corp. *	90,578	2,194,705
Uranium Energy Corp. *(a)	234,500	368,165
US Silica Holdings, Inc.	143,600	4,780,444
W&T Offshore, Inc. *	163,600	791,824
WildHorse Resource Development Corp. *	82,600	1,471,106
Willbros Group, Inc. *	69,500	77,145
		147,214,347

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	25,031	841,042
Natural Grocers by Vitamin Cottage, Inc. *	12,600	108,360
Performance Food Group Co. *	159,400	5,475,390
PriceSmart, Inc.	38,200	3,254,640
Smart & Final Stores, Inc. *	37,600	353,440
SpartanNash, Co.	64,933	1,582,417
SUPERVALU, Inc. *	67,933	1,076,059
The Andersons, Inc.	46,823	1,596,664
The Chefs’ Warehouse, Inc. *	34,400	700,040
United Natural Foods, Inc. *	89,382	4,254,583
Village Super Market, Inc., Class A	11,600	272,368
Weis Markets, Inc.	15,800	628,208
		20,143,211

Food, Beverage & Tobacco 1.6%
Alico, Inc.	4,700	126,430
B&G Foods, Inc. (a)	115,757	3,819,981
Cal-Maine Foods, Inc. *	49,316	2,098,396
Calavo Growers, Inc.	28,688	2,495,856
Castle Brands, Inc. *(a)	148,700	165,057
Coca-Cola Bottling Co. Consolidated	8,100	1,640,412
Craft Brew Alliance, Inc. *	23,500	454,725
Darling Ingredients, Inc. *	286,800	5,317,272
Dean Foods Co.	159,600	1,655,052
Farmer Brothers Co. *	16,600	524,560
Fresh Del Monte Produce, Inc.	56,261	2,661,708
Freshpet, Inc. *	43,850	806,840
Hostess Brands, Inc. *	137,300	1,894,740
J&J Snack Foods Corp.	25,981	3,596,810
John B. Sanfilippo & Son, Inc.	15,100	945,562
Lancaster Colony Corp.	32,956	4,231,550
Landec Corp. *	44,654	587,200
Lifeway Foods, Inc. *	10,100	80,194
Limoneira Co.	19,600	422,380

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MGP Ingredients, Inc.	22,247	1,991,996
National Beverage Corp.	20,401	2,253,698
Primo Water Corp. *	44,600	578,462
Sanderson Farms, Inc.	35,743	4,535,787
Seneca Foods Corp., Class A *	12,400	391,220
Snyder’s-Lance, Inc.	151,510	7,572,470
The Boston Beer Co., Inc., Class A *	14,300	2,714,855
Tootsie Roll Industries, Inc. (a)	29,935	1,071,673
Turning Point Brands, Inc.	9,200	202,400
Universal Corp.	43,024	2,065,152
Vector Group Ltd.	171,200	3,646,560
		60,548,998

Health Care Equipment & Services 6.6%
AAC Holdings, Inc. *	22,600	202,270
Abaxis, Inc.	38,200	2,737,030
Accuray, Inc. *	141,000	796,650
Aceto Corp.	54,600	601,146
Addus HomeCare Corp. *	12,500	448,125
Allscripts Healthcare Solutions, Inc. *	313,000	4,666,830
Almost Family, Inc. *	22,700	1,295,035
Amedisys, Inc. *	50,800	2,723,896
American Renal Associates Holdings, Inc. *	19,000	359,290
AMN Healthcare Services, Inc. *	81,000	4,345,650
Analogic Corp.	22,154	1,836,567
AngioDynamics, Inc. *	64,700	1,126,427
Anika Therapeutics, Inc. *	25,300	1,688,016
Antares Pharma, Inc. *	241,500	504,735
AtriCure, Inc. *	55,000	897,050
Atrion Corp.	2,400	1,380,960
AxoGen, Inc. *	51,300	1,426,140
BioScrip, Inc. *	197,700	551,583
BioTelemetry, Inc. *	56,800	1,939,720
Cantel Medical Corp.	63,545	7,049,047
Capital Senior Living Corp. *	44,800	505,344
Cardiovascular Systems, Inc. *	59,700	1,475,187
Castlight Health, Inc., Class B *	113,873	421,330
Cerus Corp. *	196,000	868,280
Chemed Corp.	27,098	7,060,926
Civitas Solutions, Inc. *	26,300	461,565
Community Health Systems, Inc. *	159,200	899,480
Computer Programs & Systems, Inc.	20,700	619,965
ConforMIS, Inc. *	56,000	77,840
CONMED Corp.	47,800	2,761,884
Corindus Vascular Robotics, Inc. *(a)	181,900	209,185
CorVel Corp. *	16,100	831,565
Cotiviti Holdings, Inc. *	64,400	2,254,000
Cross Country Healthcare, Inc. *	62,715	878,637
CryoLife, Inc. *	57,700	1,087,645
Cutera, Inc. *	22,805	1,131,128
Diplomat Pharmacy, Inc. *	85,688	2,312,719
Encompass Health Corp.	173,300	9,171,036
Endologix, Inc. *	142,137	588,447
Entellus Medical, Inc. *	22,500	541,125
Evolent Health, Inc., Class A *	101,600	1,432,560
Exactech, Inc. *	18,800	941,880
FONAR Corp. *	10,700	262,685
Genesis Healthcare, Inc. *	39,400	38,612
GenMark Diagnostics, Inc. *	90,400	491,776
Glaukos Corp. *	51,600	1,548,516
Globus Medical, Inc., Class A *	123,400	5,681,336
Haemonetics Corp. *	93,100	6,018,915
Halyard Health, Inc. *	83,093	4,055,769
HealthEquity, Inc. *	85,634	4,334,793
HealthStream, Inc. *	45,700	1,074,864
Heska Corp. *	11,691	911,313
HMS Holdings Corp. *	151,152	2,589,234
ICU Medical, Inc. *	26,300	6,021,385
Security	Number of Shares	Value ($)
Inogen, Inc. *	29,898	3,642,772
Inovalon Holdings, Inc., Class A *	111,400	1,448,200
Insulet Corp. *	101,400	7,760,142
Integer Holdings Corp. *	53,600	2,688,040
Integra LifeSciences Holdings Corp. *	112,696	5,934,571
Invacare Corp.	54,811	1,008,522
iRhythm Technologies, Inc. *	25,100	1,496,713
K2M Group Holdings, Inc. *	73,100	1,540,217
Kindred Healthcare, Inc.	144,823	1,332,372
Lantheus Holdings, Inc. *	53,100	1,221,300
LeMaitre Vascular, Inc.	26,635	926,898
LHC Group, Inc. *	27,300	1,714,440
LivaNova plc *	84,600	7,237,530
Magellan Health, Inc. *	42,568	4,239,773
Masimo Corp. *	78,200	7,369,568
Medidata Solutions, Inc. *	98,600	6,715,646
Meridian Bioscience, Inc.	74,950	1,172,967
Merit Medical Systems, Inc. *	86,100	3,999,345
Molina Healthcare, Inc. *	76,943	7,029,512
NantHealth, Inc. *	30,500	104,920
National HealthCare Corp.	20,188	1,259,126
National Research Corp., Class A	17,500	658,875
Natus Medical, Inc. *	52,600	1,633,230
Neogen Corp. *	87,533	5,167,073
Nevro Corp. *	47,564	3,817,487
Novocure Ltd. *	99,100	2,224,795
NuVasive, Inc. *	88,900	4,344,543
NxStage Medical, Inc. *	112,900	2,825,887
Obalon Therapeutics, Inc. *	17,600	72,160
Omnicell, Inc. *	66,100	3,242,205
OraSure Technologies, Inc. *	98,300	2,139,008
Orthofix International N.V. *	29,900	1,717,456
OrthoPediatrics Corp. *	7,300	124,100
Owens & Minor, Inc.	108,000	2,274,480
Oxford Immunotec Global plc *	40,500	470,205
Penumbra, Inc. *	50,300	5,009,880
PetIQ, Inc. *(a)	12,700	304,800
Pulse Biosciences, Inc. *	15,300	310,284
Quality Systems, Inc. *	90,100	1,171,300
Quidel Corp. *	49,600	2,270,688
Quotient Ltd. *	46,200	134,673
R1 RCM, Inc. *	167,500	862,625
RadNet, Inc. *	67,800	688,170
Restoration Robotics, Inc. *	6,200	31,558
Rockwell Medical, Inc. *(a)	78,700	438,753
RTI Surgical, Inc. *	90,200	405,900
Select Medical Holdings Corp. *	190,411	3,370,275
Sientra, Inc. *	25,900	326,599
Simulations Plus, Inc.	19,500	314,925
STAAR Surgical Co. *	72,300	1,135,110
Surgery Partners, Inc. *(a)	35,400	550,470
Surmodics, Inc. *	23,100	676,830
Tabula Rasa HealthCare, Inc. *	17,000	609,110
Tactile Systems Technology, Inc. *	21,800	687,354
Teladoc, Inc. *	92,200	3,448,280
Tenet Healthcare Corp. *(a)	139,500	2,633,760
The Ensign Group, Inc.	84,400	1,943,732
The Providence Service Corp. *	20,100	1,293,033
Tivity Health, Inc. *	63,100	2,445,125
Triple-S Management Corp., Class B *	38,900	893,922
U.S. Physical Therapy, Inc.	21,600	1,640,520
Utah Medical Products, Inc.	5,200	468,520
Varex Imaging Corp. *	65,100	2,764,797
ViewRay, Inc. *(a)	53,000	473,290
Viveve Medical, Inc. *(a)	26,200	112,660
Vocera Communications, Inc. *	52,500	1,538,250
Wright Medical Group N.V. *	183,461	4,173,738
		249,820,102

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Central Garden & Pet Co. *	18,100	709,339
Central Garden & Pet Co., Class A *	64,100	2,417,852
elf Beauty, Inc. *(a)	34,300	705,208
HRG Group, Inc. *	207,700	3,790,525
Inter Parfums, Inc.	30,100	1,372,560
Medifast, Inc.	18,879	1,297,176
Natural Health Trends Corp.	12,400	199,888
Nature’s Sunshine Products, Inc.	15,000	181,500
Oil-Dri Corp. of America	7,987	310,614
Orchids Paper Products Co. (a)	15,900	239,454
Revlon, Inc., Class A *(a)	18,602	381,341
USANA Health Sciences, Inc. *	19,600	1,463,140
WD-40 Co.	24,700	3,056,625
		16,125,222

Insurance 2.3%
Ambac Financial Group, Inc. *	78,700	1,274,940
American Equity Investment Life Holding Co.	151,164	4,988,412
AMERISAFE, Inc.	33,135	2,012,951
AmTrust Financial Services, Inc.	151,100	2,027,762
Argo Group International Holdings Ltd.	50,631	3,103,680
Atlas Financial Holdings, Inc. *	16,900	338,845
Baldwin & Lyons, Inc., Class B	13,000	299,000
Blue Capital Reinsurance Holdings Ltd.	9,100	110,565
Citizens, Inc. *(a)	80,500	638,365
CNO Financial Group, Inc.	292,768	7,199,165
Crawford & Co., Class B	20,800	196,144
Donegal Group, Inc., Class A	15,200	266,760
eHealth, Inc. *	26,900	471,288
EMC Insurance Group, Inc.	14,300	403,975
Employers Holdings, Inc.	57,400	2,433,760
Enstar Group Ltd. *	19,694	4,088,474
FBL Financial Group, Inc., Class A	17,768	1,236,653
Federated National Holding Co.	20,246	300,248
Genworth Financial, Inc., Class A *	865,600	2,648,736
Global Indemnity Ltd. *	14,755	624,874
Greenlight Capital Re Ltd., Class A *	55,089	1,115,552
Hallmark Financial Services, Inc. *	21,200	214,756
HCI Group, Inc.	13,800	482,310
Health Insurance Innovations, Inc., Class A *	20,400	529,380
Heritage Insurance Holdings, Inc.	37,662	641,384
Horace Mann Educators Corp.	70,378	2,906,611
Independence Holding Co.	11,248	329,566
Infinity Property & Casualty Corp.	18,992	1,922,940
Investors Title Co.	2,700	525,150
James River Group Holdings Ltd.	46,300	1,759,400
Kemper Corp.	69,414	4,501,498
Kingstone Cos., Inc.	14,700	307,965
Kinsale Capital Group, Inc.	25,700	1,226,404
Maiden Holdings Ltd.	124,800	879,840
MBIA, Inc. *(a)	152,284	1,117,765
National General Holdings Corp.	87,900	1,759,758
National Western Life Group, Inc., Class A	3,994	1,293,657
NI Holdings, Inc. *	16,600	275,892
Primerica, Inc.	76,800	7,756,800
RLI Corp.	66,520	4,274,575
Safety Insurance Group, Inc.	26,070	2,024,336
Selective Insurance Group, Inc.	100,414	5,849,116
State Auto Financial Corp.	27,926	831,357
Stewart Information Services Corp.	36,500	1,624,615
The Navigators Group, Inc.	35,940	1,746,684
Third Point Reinsurance Ltd. *	165,260	2,354,955
Trupanion, Inc. *(a)	40,400	1,410,768
United Fire Group, Inc.	38,900	1,687,871
Security	Number of Shares	Value ($)
United Insurance Holdings Corp.	36,800	710,976
Universal Insurance Holdings, Inc.	53,822	1,582,367
WMIH Corp. *	313,200	295,348
		88,604,193

Materials 4.6%
A. Schulman, Inc.	49,409	1,926,951
Advanced Emissions Solutions, Inc. (a)	35,400	285,324
AdvanSix, Inc. *	51,600	2,036,136
AgroFresh Solutions, Inc. *	35,000	263,900
AK Steel Holding Corp. *	554,200	2,804,252
Allegheny Technologies, Inc. *	222,000	5,985,120
American Vanguard Corp.	49,700	1,051,155
Ampco-Pittsburgh Corp.	14,400	195,840
Balchem Corp.	54,700	4,321,300
Boise Cascade Co.	66,800	2,969,260
Calgon Carbon Corp.	88,685	1,893,425
Carpenter Technology Corp.	80,344	4,129,682
Century Aluminum Co. *	85,800	1,909,050
Chase Corp.	12,100	1,359,435
Clearwater Paper Corp. *	27,200	1,279,760
Cleveland-Cliffs, Inc. *	526,959	3,609,669
Codexis, Inc. *	72,000	619,200
Coeur Mining, Inc. *	319,113	2,565,669
Commercial Metals Co.	201,400	4,841,656
Compass Minerals International, Inc.	59,600	4,344,840
Core Molding Technologies, Inc.	12,400	257,920
Deltic Timber Corp.	19,121	1,807,317
Ferro Corp. *	148,200	3,485,664
Ferroglobe Representation & Warranty Insurance *(d)	108,500	—
Flotek Industries, Inc. *	96,200	529,100
Forterra, Inc. *	31,100	216,145
FutureFuel Corp.	40,400	541,360
GCP Applied Technologies, Inc. *	126,300	4,218,420
Gold Resource Corp.	94,600	427,592
Greif, Inc., Class A	44,594	2,636,397
Greif, Inc., Class B	11,000	700,150
H.B. Fuller Co.	88,394	4,583,229
Hawkins, Inc.	15,500	547,150
Haynes International, Inc.	21,325	763,435
Hecla Mining Co.	679,040	2,607,514
Ingevity Corp. *	74,500	5,404,975
Innophos Holdings, Inc.	33,700	1,559,299
Innospec, Inc.	42,600	3,058,680
Intrepid Potash, Inc. *	159,600	620,844
Kaiser Aluminum Corp.	28,743	3,168,628
KapStone Paper & Packaging Corp.	150,303	5,206,496
Klondex Mines Ltd. *	292,800	644,160
KMG Chemicals, Inc.	24,300	1,476,225
Koppers Holdings, Inc. *	38,100	1,744,980
Kraton Corp. *	52,135	2,620,305
Kronos Worldwide, Inc.	39,600	1,087,020
Louisiana-Pacific Corp. *	255,372	7,561,565
LSB Industries, Inc. *	36,400	309,036
Materion Corp.	34,529	1,716,091
Minerals Technologies, Inc.	62,522	4,698,528
Myers Industries, Inc.	41,800	877,800
Neenah, Inc.	29,453	2,665,496
Olympic Steel, Inc.	15,200	354,312
OMNOVA Solutions, Inc. *	76,000	836,000
P.H. Glatfelter Co.	75,800	1,770,688
PolyOne Corp.	140,376	6,100,741
PQ Group Holdings, Inc. *	54,200	885,628
Quaker Chemical Corp.	22,500	3,462,750
Ramaco Resources, Inc. *	10,400	83,616
Rayonier Advanced Materials, Inc.	77,042	1,457,635
Ryerson Holding Corp. *	25,800	258,000

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	47,100	1,610,820
Schweitzer-Mauduit International, Inc.	52,500	2,377,200
Sensient Technologies Corp.	77,514	5,569,381
Stepan Co.	34,200	2,681,964
Summit Materials, Inc., Class A *	192,072	6,136,700
SunCoke Energy, Inc. *	111,700	1,239,870
TimkenSteel Corp. *	66,744	1,080,585
Trecora Resources *	35,500	472,150
Tredegar Corp.	48,400	888,140
Trinseo S.A.	77,400	6,381,630
Tronox Ltd., Class A	157,500	3,091,725
UFP Technologies, Inc. *	11,900	346,885
United States Lime & Minerals, Inc.	2,700	207,225
US Concrete, Inc. *	29,300	2,281,005
Valhi, Inc.	36,294	210,142
Verso Corp., Class A *	58,500	939,510
Warrior Met Coal, Inc.	59,400	1,661,418
Worthington Industries, Inc.	78,917	3,690,159
		172,209,024

Media 1.3%
AMC Entertainment Holdings, Inc., Class A (a)	92,300	1,181,440
Beasley Broadcasting Group, Inc., Class A	9,000	112,950
Central European Media Enterprises Ltd., Class A *	144,400	685,900
Clear Channel Outdoor Holdings, Inc., Class A	61,800	299,730
Daily Journal Corp. *	2,000	457,400
Emerald Expositions Events, Inc.	32,400	699,192
Entercom Communications Corp., Class A	227,300	2,511,665
Entravision Communications Corp., Class A	121,900	847,205
Eros International plc *(a)	43,390	494,646
Gannett Co., Inc.	195,800	2,310,440
Global Eagle Entertainment, Inc. *(a)	77,200	223,108
Gray Television, Inc. *	110,193	1,801,655
Hemisphere Media Group, Inc. *	29,200	312,440
IMAX Corp. *	96,100	1,907,585
Liberty Media Corp. — Liberty Braves, Class A *	22,300	526,280
Liberty Media Corp. — Liberty Braves, Class C *	55,500	1,304,805
Loral Space & Communications, Inc. *	22,600	1,054,290
MDC Partners, Inc., Class A *	98,180	883,620
Meredith Corp.	70,000	4,629,800
MSG Networks, Inc., Class A *	103,700	2,488,800
National CineMedia, Inc.	103,300	692,110
New Media Investment Group, Inc.	87,582	1,480,136
Nexstar Media Group, Inc., Class A	76,898	5,775,040
Reading International, Inc., Class A *	31,200	514,488
Saga Communications, Inc., Class A	6,400	253,440
Salem Media Group, Inc.	21,000	97,650
Scholastic Corp.	49,069	1,885,231
Sinclair Broadcast Group, Inc., Class A	126,502	4,693,224
The E.W. Scripps Co., Class A *	99,771	1,597,334
The New York Times Co., Class A	219,151	5,095,261
Townsquare Media, Inc., Class A *	10,100	75,750
tronc, Inc. *	35,817	730,667
WideOpenWest, Inc. *	35,100	359,424
World Wrestling Entertainment, Inc., Class A	67,900	2,400,265
		50,382,971

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
Abeona Therapeutics, Inc. *(a)	47,900	730,475
Accelerate Diagnostics, Inc. *(a)	45,100	1,303,390
Acceleron Pharma, Inc. *	66,227	2,749,083
Achaogen, Inc. *(a)	58,700	643,939
Achillion Pharmaceuticals, Inc. *	203,089	538,186
Aclaris Therapeutics, Inc. *	39,900	882,588
Acorda Therapeutics, Inc. *	77,539	2,012,137
Adamas Pharmaceuticals, Inc. *	25,772	975,212
Aduro Biotech, Inc. *	73,381	462,300
Advaxis, Inc. *(a)	56,011	165,793
Aerie Pharmaceuticals, Inc. *	57,944	3,178,228
Agenus, Inc. *	125,454	452,889
Aileron Therapeutics, Inc. *	8,400	77,532
Aimmune Therapeutics, Inc. *	60,500	2,130,205
Akcea Therapeutics, Inc. *(a)	25,700	556,405
Akebia Therapeutics, Inc. *	76,947	1,137,277
Alder Biopharmaceuticals, Inc. *	111,946	1,584,036
Allena Pharmaceuticals, Inc. *	8,700	72,558
AMAG Pharmaceuticals, Inc. *	59,031	847,095
Amicus Therapeutics, Inc. *	292,604	4,746,037
Amphastar Pharmaceuticals, Inc. *	63,026	1,174,805
AnaptysBio, Inc. *	31,300	3,298,707
Anavex Life Sciences Corp. *(a)	76,200	215,646
ANI Pharmaceuticals, Inc. *	13,500	906,660
Apellis Pharmaceuticals, Inc. *	17,600	292,160
Aratana Therapeutics, Inc. *	80,000	370,400
Ardelyx, Inc. *	64,340	466,465
Arena Pharmaceuticals, Inc. *	67,860	2,539,321
Array BioPharma, Inc. *	347,979	5,157,049
Assembly Biosciences, Inc. *	27,400	1,292,732
Asterias Biotherapeutics, Inc. *	45,825	96,233
Atara Biotherapeutics, Inc. *	45,243	1,710,185
Athenex, Inc. *	13,200	191,136
Athersys, Inc. *(a)	157,000	274,750
Audentes Therapeutics, Inc. *	27,800	975,780
Avexis, Inc. *	48,200	5,963,786
Axovant Sciences Ltd. *	58,100	117,943
Bellicum Pharmaceuticals, Inc. *	47,900	291,232
BioCryst Pharmaceuticals, Inc. *	166,100	747,450
Biohaven Pharmaceutical Holding Co. Ltd. *	16,800	580,608
BioSpecifics Technologies Corp. *	9,100	389,662
BioTime, Inc. *	143,800	418,458
Bluebird Bio, Inc. *	85,700	17,559,930
Blueprint Medicines Corp. *	73,764	5,801,539
Calithera Biosciences, Inc. *	51,100	408,800
Calyxt, Inc. *	14,600	380,330
Cambrex Corp. *	57,200	3,223,220
Cara Therapeutics, Inc. *(a)	46,217	678,003
Cascadian Therapeutics, Inc. *	85,100	856,106
Catalent, Inc. *	235,199	10,946,161
Catalyst Pharmaceuticals, Inc. *	120,500	408,495
Celcuity, Inc. *	9,000	151,830
Celldex Therapeutics, Inc. *	229,300	632,868
ChemoCentryx, Inc. *	50,600	473,110
Chimerix, Inc. *	78,386	375,469
Clearside Biomedical, Inc. *	38,600	250,900
Clovis Oncology, Inc. *	76,600	4,634,300
Coherus Biosciences, Inc. *	67,661	683,376
Collegium Pharmaceutical, Inc. *	45,036	1,073,658
Conatus Pharmaceuticals, Inc. *	44,200	245,752
Concert Pharmaceuticals, Inc. *	32,122	645,010
Corbus Pharmaceuticals Holdings, Inc. *(a)	81,800	613,500
Corcept Therapeutics, Inc. *	160,106	3,684,840
Corium International, Inc. *	41,200	525,300
Corvus Pharmaceuticals, Inc. *	17,500	147,350
Curis, Inc. *	222,354	137,215

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cytokinetics, Inc. *	71,200	655,040
CytomX Therapeutics, Inc. *	48,800	1,305,400
Deciphera Pharmaceuticals, Inc. *	13,600	353,600
Depomed, Inc. *	99,800	733,530
Dermira, Inc. *	68,500	1,953,620
Dova Pharmaceuticals, Inc. *(a)	9,900	315,414
Durect Corp. *	263,476	313,536
Dynavax Technologies Corp. *	103,900	1,672,790
Eagle Pharmaceuticals, Inc. *	13,524	808,329
Edge Therapeutics, Inc. *	32,800	417,872
Editas Medicine, Inc. *	58,700	2,143,137
Emergent BioSolutions, Inc. *	57,600	2,810,304
Enanta Pharmaceuticals, Inc. *	26,322	2,236,054
Enzo Biochem, Inc. *	66,300	487,968
Epizyme, Inc. *	83,259	1,344,633
Esperion Therapeutics, Inc. *	30,170	2,187,627
Exact Sciences Corp. *	206,262	10,253,284
Fate Therapeutics, Inc. *	66,000	603,240
FibroGen, Inc. *	122,309	7,161,192
Five Prime Therapeutics, Inc. *	49,400	988,000
Flexion Therapeutics, Inc. *	58,543	1,322,486
Fluidigm Corp. *	65,800	403,354
Fortress Biotech, Inc. *	56,900	225,324
Foundation Medicine, Inc. *	24,900	1,728,060
G1 Therapeutics, Inc. *	14,600	349,086
Genocea Biosciences, Inc. *	87,000	79,170
Genomic Health, Inc. *	34,200	1,135,782
Geron Corp. *(a)	247,200	605,640
Global Blood Therapeutics, Inc. *	65,500	3,792,450
Halozyme Therapeutics, Inc. *	209,300	3,909,724
Heron Therapeutics, Inc. *	76,860	1,664,019
Horizon Pharma plc *	290,000	4,219,500
Idera Pharmaceuticals, Inc. *	239,629	438,521
Ignyta, Inc. *	103,745	2,790,741
Immune Design, Corp. *	54,543	185,446
ImmunoGen, Inc. *	170,300	1,563,354
Immunomedics, Inc. *	178,800	2,980,596
Impax Laboratories, Inc. *	129,300	2,514,885
Innoviva, Inc. *	130,100	1,898,159
Inovio Pharmaceuticals, Inc. *	142,462	649,627
Insmed, Inc. *	134,114	3,411,860
Insys Therapeutics, Inc. *(a)	42,679	403,743
Intellia Therapeutics, Inc. *	31,000	796,700
Intersect ENT, Inc. *	45,868	1,713,170
Intra-Cellular Therapies, Inc. *	72,100	1,227,142
Invitae Corp. *	73,300	505,037
Iovance Biotherapeutics, Inc. *	104,572	1,626,095
Ironwood Pharmaceuticals, Inc. *	233,400	3,456,654
Jounce Therapeutics, Inc. *	27,700	669,786
Kala Pharmaceuticals, Inc. *	13,700	208,514
Karyopharm Therapeutics, Inc. *	59,063	698,125
Keryx Biopharmaceuticals, Inc. *(a)	147,234	681,693
Kindred Biosciences, Inc. *	42,100	368,375
Kura Oncology, Inc. *(a)	34,900	684,040
La Jolla Pharmaceutical Co. *	30,279	1,037,359
Lannett Co., Inc. *(a)	48,300	982,905
Lexicon Pharmaceuticals, Inc. *	74,300	815,814
Ligand Pharmaceuticals, Inc. *	36,343	5,728,384
Loxo Oncology, Inc. *	40,100	4,068,947
Luminex Corp.	71,200	1,437,528
MacroGenics, Inc. *	58,549	1,321,451
Madrigal Pharmaceuticals, Inc. *	7,300	1,083,466
Matinas BioPharma Holdings, Inc. *	89,500	87,719
MediciNova, Inc. *(a)	57,200	505,648
Medpace Holdings, Inc. *	12,100	444,433
Melinta Therapeutics, Inc. *	18,220	254,169
Merrimack Pharmaceuticals, Inc.	25,740	270,270
Mersana Therapeutics, Inc. *	9,600	136,800
MiMedx Group, Inc. *(a)	177,950	2,980,663
Security	Number of Shares	Value ($)
Minerva Neurosciences, Inc. *	47,300	302,720
Miragen Therapeutics, Inc. *	21,300	159,750
Momenta Pharmaceuticals, Inc. *	129,986	2,209,762
MyoKardia, Inc. *	34,000	1,754,400
Myriad Genetics, Inc. *	116,386	4,292,316
NanoString Technologies, Inc. *	36,400	273,728
NantKwest, Inc. *(a)	57,600	254,592
Natera, Inc. *	58,700	611,067
Nektar Therapeutics *	259,271	21,677,648
NeoGenomics, Inc. *	105,288	812,823
Neos Therapeutics, Inc. *	43,700	463,220
NewLink Genetics Corp. *	49,300	406,725
Novavax, Inc. *	530,921	1,072,460
Novelion Therapeutics, Inc. *	25,900	134,939
Nymox Pharmaceutical Corp. *(a)	50,400	169,344
Ocular Therapeutix, Inc. *(a)	38,470	210,431
Omeros Corp. *(a)	77,300	1,251,487
Oncocyte Corp. *(a)	6,600	27,060
Optinose, Inc. *(a)	8,700	164,865
Organovo Holdings, Inc. *(a)	154,441	216,217
Otonomy, Inc. *	48,000	278,400
Ovid therapeutics, Inc. *	9,400	79,900
Pacific Biosciences of California, Inc. *	181,000	514,040
Pacira Pharmaceuticals, Inc. *	68,800	2,504,320
Paratek Pharmaceuticals, Inc. *	43,508	663,497
PDL BioPharma, Inc. *	258,800	714,288
Phibro Animal Health Corp., Class A	35,400	1,205,370
Pieris Pharmaceuticals, Inc. *	57,600	433,728
Portola Pharmaceuticals, Inc. *	99,600	5,110,476
PRA Health Sciences, Inc. *	86,500	7,876,690
Prestige Brands Holdings, Inc. *	93,400	3,906,922
Progenics Pharmaceuticals, Inc. *	123,000	719,550
Protagonist Therapeutics, Inc. *	19,300	441,198
Prothena Corp. plc *	69,253	2,894,775
PTC Therapeutics, Inc. *	68,136	1,791,295
Puma Biotechnology, Inc. *	50,000	3,342,500
Ra Pharmaceuticals, Inc. *	21,800	160,448
Radius Health, Inc. *(a)	67,914	2,557,641
Reata Pharmaceuticals, Inc., Class A *	19,800	564,300
Recro Pharma, Inc. *	25,500	219,555
REGENXBIO, Inc. *	46,700	1,251,560
Repligen Corp. *	66,900	2,366,253
Retrophin, Inc. *	67,593	1,616,149
Revance Therapeutics, Inc. *	42,108	1,360,088
Rhythm Pharmaceuticals, Inc. *	13,800	435,666
Rigel Pharmaceuticals, Inc. *	251,000	1,004,000
Sage Therapeutics, Inc. *	66,295	12,582,791
Sangamo Therapeutics, Inc. *	146,700	3,058,695
Sarepta Therapeutics, Inc. *	106,400	6,973,456
Selecta Biosciences, Inc. *	24,600	224,844
Seres Therapeutics, Inc. *	34,800	351,480
Sienna Biopharmaceuticals, Inc. *	8,700	153,120
Spark Therapeutics, Inc. *	48,900	2,740,845
Spectrum Pharmaceuticals, Inc. *	152,700	3,289,158
Spero Therapeutics, Inc. *	9,800	118,580
Stemline Therapeutics, Inc. *	40,200	641,190
Strongbridge Biopharma plc *	46,400	313,200
Sucampo Pharmaceuticals, Inc., Class A *	40,218	721,913
Supernus Pharmaceuticals, Inc. *	83,800	3,272,390
Syndax Pharmaceuticals, Inc. *	24,400	265,960
Syneos Health, Inc. *	94,300	3,616,405
Synergy Pharmaceuticals, Inc. *(a)	421,400	918,652
Syros Pharmaceuticals, Inc. *	21,300	204,054
Teligent, Inc. *	74,300	226,615
Tetraphase Pharmaceuticals, Inc. *	90,353	527,662
TG Therapeutics, Inc. *(a)	87,250	1,003,375
The Medicines Co. *	118,228	3,916,894
TherapeuticsMD, Inc. *(a)	282,055	1,658,483
Theravance Biopharma, Inc. *(a)	76,100	2,012,084

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tocagen, Inc. *(a)	29,900	388,999
Trevena, Inc. *	121,834	198,589
Ultragenyx Pharmaceutical, Inc. *	67,841	3,619,317
Vanda Pharmaceuticals, Inc. *	74,600	1,182,410
VBI Vaccines, Inc. *	58,200	232,800
Veracyte, Inc. *	45,400	290,106
Versartis, Inc. *	75,800	151,600
Voyager Therapeutics, Inc. *	32,100	662,544
vTv Therapeutics, Inc., Class A *	12,200	94,672
WaVe Life Sciences Ltd. *(a)	20,700	828,000
XBiotech, Inc. *(a)	40,600	199,752
Xencor, Inc. *	67,128	1,527,833
ZIOPHARM Oncology, Inc. *(a)	236,064	930,092
Zogenix, Inc. *	58,325	2,120,114
Zynerba Pharmaceuticals, Inc. *(a)	19,200	232,128
		357,989,544

Real Estate 6.3%
Acadia Realty Trust	144,157	3,540,496
Agree Realty Corp.	48,800	2,349,232
Alexander & Baldwin, Inc.	126,496	3,354,674
Alexander’s, Inc.	3,741	1,359,330
Altisource Portfolio Solutions S.A. *(a)	18,887	528,836
Altisource Residential Corp.	87,800	966,678
American Assets Trust, Inc.	73,200	2,581,032
Armada Hoffler Properties, Inc.	74,900	1,077,811
Ashford Hospitality Prime, Inc.	52,487	473,433
Ashford Hospitality Trust, Inc.	128,682	828,712
Bluerock Residential Growth REIT, Inc.	41,408	346,999
CareTrust REIT, Inc.	127,665	2,028,597
CatchMark Timber Trust, Inc., Class A	77,809	1,024,745
CBL & Associates Properties, Inc.	291,400	1,620,184
Cedar Realty Trust, Inc.	148,800	760,368
Chatham Lodging Trust	79,734	1,786,042
Chesapeake Lodging Trust	102,585	2,807,751
City Office REIT, Inc.	56,500	659,920
Clipper Realty, Inc.	26,300	248,535
Community Healthcare Trust, Inc.	29,500	785,880
Consolidated-Tomoka Land Co.	7,600	502,892
CorEnergy Infrastructure Trust, Inc.	19,500	747,435
Cousins Properties, Inc.	734,107	6,606,963
DiamondRock Hospitality Co.	348,817	4,102,088
Easterly Government Properties, Inc.	71,800	1,495,594
EastGroup Properties, Inc.	59,090	5,129,603
Education Realty Trust, Inc.	132,913	4,390,116
Farmland Partners, Inc. (a)	59,300	483,295
First Industrial Realty Trust, Inc.	209,837	6,475,570
Forestar Group, Inc. *(a)	18,000	439,200
Four Corners Property Trust, Inc.	107,100	2,527,560
Franklin Street Properties Corp.	191,765	1,944,497
FRP Holdings, Inc. *	12,700	634,365
Getty Realty Corp.	57,159	1,499,852
Gladstone Commercial Corp.	45,800	870,200
Global Medical REIT, Inc.	28,400	227,768
Global Net Lease, Inc.	117,933	2,162,891
Government Properties Income Trust	165,947	2,847,650
Gramercy Property Trust	281,322	7,100,567
Griffin Industrial Realty, Inc.	1,200	44,520
Healthcare Realty Trust, Inc.	214,581	6,409,534
Hersha Hospitality Trust	71,125	1,319,369
HFF, Inc., Class A	63,900	3,144,519
Independence Realty Trust, Inc.	146,758	1,348,706
InfraREIT, Inc.	77,000	1,461,460
Investors Real Estate Trust	212,002	1,202,051
iStar, Inc. *	109,700	1,157,335
Jernigan Capital, Inc.	24,300	431,082
Kennedy-Wilson Holdings, Inc.	211,787	3,759,219
Kite Realty Group Trust	141,539	2,386,348
Security	Number of Shares	Value ($)
LaSalle Hotel Properties	200,679	6,128,737
Lexington Realty Trust	381,474	3,440,895
LTC Properties, Inc.	67,651	2,772,338
Mack-Cali Realty Corp.	157,300	3,157,011
Marcus & Millichap, Inc. *	27,979	913,514
Maui Land & Pineapple Co., Inc. *	11,100	152,625
MedEquities Realty Trust, Inc.	49,700	542,724
Monmouth Real Estate Investment Corp.	122,200	2,088,398
National Health Investors, Inc.	69,568	4,906,631
National Storage Affiliates Trust	76,021	1,928,653
New Senior Investment Group, Inc.	139,269	1,066,801
NexPoint Residential Trust, Inc.	30,956	820,644
NorthStar Realty Europe Corp.	97,800	1,166,754
One Liberty Properties, Inc.	26,400	645,216
Pebblebrook Hotel Trust	119,200	4,648,800
Pennsylvania Real Estate Investment Trust	125,367	1,399,096
Physicians Realty Trust	312,550	5,094,565
Potlatch Corp.	70,203	3,713,739
Preferred Apartment Communities, Inc., Class A	64,297	1,071,831
PS Business Parks, Inc.	34,738	4,241,857
QTS Realty Trust, Inc., Class A	85,987	4,282,153
Quality Care Properties, Inc. *	164,800	2,224,800
RAIT Financial Trust	159,900	102,176
Ramco-Gershenson Properties Trust	133,821	1,769,114
RE/MAX Holdings, Inc., Class A	31,400	1,549,590
Redfin Corp. *	17,400	353,220
Retail Opportunity Investments Corp.	189,547	3,481,978
Rexford Industrial Realty, Inc.	134,316	3,987,842
RLJ Lodging Trust	294,784	6,815,406
Ryman Hospitality Properties, Inc.	76,985	5,893,202
Sabra Health Care REIT, Inc.	312,817	5,661,988
Safety Income and Growth, Inc.	19,200	338,112
Saul Centers, Inc.	19,100	1,045,343
Select Income REIT	111,628	2,496,002
Seritage Growth Properties, Class A (a)	45,000	1,854,000
STAG Industrial, Inc.	164,800	4,172,736
Stratus Properties, Inc.	9,200	281,520
Summit Hotel Properties, Inc.	180,900	2,802,141
Sunstone Hotel Investors, Inc.	397,954	6,705,525
Tejon Ranch Co. *	33,492	730,461
Terreno Realty Corp.	92,500	3,293,000
The GEO Group, Inc.	216,820	4,889,291
The RMR Group, Inc., Class A	11,919	771,755
The St. Joe Co. *	76,600	1,440,080
Tier REIT, Inc.	87,000	1,688,670
Transcontinental Realty Investors, Inc. *(a)	2,800	91,476
Trinity Place Holdings, Inc. *	32,544	219,997
UMH Properties, Inc.	53,200	711,816
Universal Health Realty Income Trust	22,644	1,506,958
Urban Edge Properties	182,887	4,275,898
Urstadt Biddle Properties, Inc., Class A	50,974	989,915
Washington Prime Group, Inc.	327,300	2,153,634
Washington Real Estate Investment Trust	135,682	3,888,646
Whitestone REIT	63,400	833,076
Xenia Hotels & Resorts, Inc.	186,662	4,143,896
		239,327,750

Retailing 2.9%
1-800-FLOWERS.COM, Inc., Class A *	46,800	487,890
Aaron’s, Inc.	111,700	4,567,413
Abercrombie & Fitch Co., Class A	117,163	2,426,446
America’s Car-Mart, Inc. *	12,600	580,860
American Eagle Outfitters, Inc.	287,315	5,171,670
Asbury Automotive Group, Inc. *	32,785	2,381,830
Ascena Retail Group, Inc. *	314,263	678,808
At Home Group, Inc. *	7,600	240,768
Barnes & Noble Education, Inc. *	71,495	475,442

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Barnes & Noble, Inc.	103,910	488,377
Big 5 Sporting Goods Corp. (a)	32,284	182,405
Big Lots, Inc.	73,210	4,449,704
Boot Barn Holdings, Inc. *	21,411	375,335
Build-A-Bear Workshop, Inc. *	25,700	221,020
Caleres, Inc.	72,675	2,154,087
Camping World Holdings, Inc., Class A	55,600	2,488,100
Carvana Co. *(a)	24,800	473,432
Chico’s FAS, Inc.	227,151	2,160,206
Citi Trends, Inc.	24,846	584,129
Conn’s, Inc. *	32,800	1,092,240
Core-Mark Holding Co., Inc.	78,182	1,727,040
Dillard’s, Inc., Class A (a)	24,500	1,655,220
DSW, Inc., Class A	113,000	2,263,390
Duluth Holdings, Inc., Class B *(a)	16,700	294,087
Express, Inc. *	132,798	926,930
Five Below, Inc. *	94,500	6,135,885
Francesca’s Holdings Corp. *	59,600	347,468
Fred’s, Inc., Class A (a)	60,300	199,593
FTD Cos., Inc. *	28,097	164,648
Funko, Inc., Class A *(a)	16,400	120,868
Gaia, Inc. *	19,900	237,805
Genesco, Inc. *	32,744	1,141,128
GNC Holdings, Inc., Class A *(a)	115,000	500,250
Group 1 Automotive, Inc.	34,300	2,690,835
Groupon, Inc. *	589,100	3,116,339
Guess?, Inc.	105,200	1,932,524
Haverty Furniture Cos., Inc.	34,900	778,270
Hibbett Sports, Inc. *	35,775	808,515
J. Jill, Inc. *	17,700	149,565
J.C. Penney Co., Inc. *(a)	552,800	2,050,888
Kirkland’s, Inc. *	27,800	294,958
Lands’ End, Inc. *	24,200	406,560
Liberty TripAdvisor Holdings, Inc., Class A *	127,111	1,118,577
Lithia Motors, Inc., Class A	41,037	5,127,983
Lumber Liquidators Holdings, Inc. *	48,098	1,343,858
MarineMax, Inc. *	39,700	911,115
Monro, Inc.	56,346	3,183,549
National Vision Holdings, Inc. *	32,500	1,271,400
Nutrisystem, Inc.	52,048	2,251,076
Office Depot, Inc.	911,600	2,962,700
Ollie’s Bargain Outlet Holdings, Inc. *	82,900	4,605,095
Overstock.com, Inc. *(a)	28,800	1,978,560
Party City Holdco, Inc. *	50,016	725,232
PetMed Express, Inc.	34,500	1,559,400
Pier 1 Imports, Inc.	144,900	481,068
Rent-A-Center, Inc. (a)	78,485	849,993
RH *	35,241	3,312,302
Sears Holdings Corp. *	21,700	55,769
Shoe Carnival, Inc.	19,750	451,287
Shutterfly, Inc. *	56,947	3,880,938
Sleep Number Corp. *	67,512	2,541,152
Sonic Automotive, Inc., Class A	42,074	906,695
Sportsman’s Warehouse Holdings, Inc. *	60,200	305,214
Tailored Brands, Inc.	84,569	2,045,724
The Buckle, Inc. (a)	50,064	1,003,783
The Cato Corp., Class A	40,904	485,940
The Children’s Place, Inc.	30,490	4,567,402
The Container Store Group, Inc. *	29,700	141,372
The Finish Line, Inc., Class A	68,919	780,852
Tile Shop Holdings, Inc.	70,800	661,980
Tilly’s, Inc., Class A	20,600	307,352
Vitamin Shoppe, Inc. *	40,000	170,000
Weyco Group, Inc.	12,400	384,152
Winmark Corp.	4,000	536,000
Zumiez, Inc. *	30,100	624,575
		111,155,023

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	69,937	4,974,619
Alpha & Omega Semiconductor Ltd. *	32,200	540,638
Ambarella, Inc. *	55,600	2,802,240
Amkor Technology, Inc. *	178,718	1,797,903
Aquantia Corp. *	10,400	136,032
Axcelis Technologies, Inc. *	52,000	1,346,800
AXT, Inc. *	64,000	505,600
Brooks Automation, Inc.	119,331	3,329,335
Cabot Microelectronics Corp.	44,300	4,513,727
CEVA, Inc. *	39,036	1,717,584
Cirrus Logic, Inc. *	113,200	5,611,324
Cohu, Inc.	51,900	1,181,763
Cree, Inc. *	171,200	5,908,112
CyberOptics Corp. *	12,100	184,525
Diodes, Inc. *	67,981	1,916,384
DSP Group, Inc. *	39,600	518,760
Entegris, Inc.	248,600	8,091,930
FormFactor, Inc. *	129,991	1,865,371
GSI Technology, Inc. *	25,700	206,371
Ichor Holdings Ltd. *	31,100	992,712
Impinj, Inc. *(a)	30,100	673,337
Inphi Corp. *	72,633	2,169,548
Integrated Device Technology, Inc. *	234,689	7,017,201
Kopin Corp. *	95,000	315,400
Lattice Semiconductor Corp. *	213,300	1,388,583
MACOM Technology Solutions Holdings, Inc. *	70,690	2,198,459
MaxLinear, Inc. *	107,160	2,763,656
MKS Instruments, Inc.	94,289	9,645,765
Monolithic Power Systems, Inc.	70,000	8,338,400
Nanometrics, Inc. *	45,500	1,127,035
NeoPhotonics Corp. *(a)	57,163	320,684
NVE Corp.	8,500	712,470
PDF Solutions, Inc. *	48,400	662,112
Photronics, Inc. *	119,837	1,006,631
Pixelworks, Inc. *	52,300	318,507
Power Integrations, Inc.	49,262	3,679,871
Rambus, Inc. *	192,700	2,433,801
Rudolph Technologies, Inc. *	54,400	1,425,280
Semtech Corp. *	111,529	3,992,738
Sigma Designs, Inc. *	68,458	386,788
Silicon Laboratories, Inc. *	73,550	7,075,510
SMART Global Holdings, Inc. *	10,800	391,716
SunPower Corp. *(a)	101,400	804,102
Synaptics, Inc. *	59,800	2,591,732
Ultra Clean Holdings, Inc. *	59,400	1,288,386
Veeco Instruments, Inc. *	80,955	1,347,901
Xcerra Corp. *	94,000	938,120
Xperi Corp.	83,859	1,882,635
		115,038,098

Software & Services 8.9%
2U, Inc. *	85,058	6,317,258
8x8, Inc. *	152,100	2,692,170
A10 Networks, Inc. *	92,019	564,076
ACI Worldwide, Inc. *	200,652	4,703,283
Actua Corp. *	56,400	879,840
Acxiom Corp. *	139,000	3,762,730
Agilysys, Inc. *	24,000	288,000
Alarm.com Holdings, Inc. *	35,600	1,366,328
Alteryx, Inc., Class A *	39,800	1,090,520
Amber Road, Inc. *	41,000	297,660
American Software, Inc., Class A	45,000	563,850
Appfolio, Inc., Class A *	16,800	711,480
Apptio, Inc., Class A *	39,600	1,011,780
Aspen Technology, Inc. *	127,799	9,898,032

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Barracuda Networks, Inc. *	43,200	1,190,160
Bazaarvoice, Inc. *	142,400	783,200
Benefitfocus, Inc. *	26,390	665,028
Blackbaud, Inc.	83,869	8,036,328
Blackhawk Network Holdings, Inc. *	96,402	4,381,471
Blackline, Inc. *	28,600	950,378
Blucora, Inc. *	77,300	1,886,120
Bottomline Technologies de, Inc. *	69,200	2,525,800
Box, Inc., Class A *	145,100	3,227,024
Brightcove, Inc. *	61,800	417,150
BroadSoft, Inc. *	55,250	3,033,225
CACI International, Inc., Class A *	42,558	5,981,527
Callidus Software, Inc. *	120,000	4,314,000
Carbonite, Inc. *	44,800	1,128,960
Cardtronics plc, Class A *	78,300	1,915,218
Care.com, Inc. *	23,800	436,492
Cars.com, Inc. *	123,900	3,678,591
Cass Information Systems, Inc.	21,114	1,223,556
ChannelAdvisor Corp. *	39,100	355,810
Cimpress N.V. *	43,300	5,516,853
Cloudera, Inc. *	171,500	3,210,480
CommerceHub, Inc., Series A *	26,300	531,786
CommerceHub, Inc., Series C *	49,100	947,139
CommVault Systems, Inc. *	70,747	3,774,352
Convergys Corp.	166,700	3,879,109
Cornerstone OnDemand, Inc. *	92,800	3,816,864
Coupa Software, Inc. *	55,200	2,110,296
CSG Systems International, Inc.	58,500	2,642,445
DHI Group, Inc. *	76,400	137,520
Digimarc Corp. *(a)	17,200	531,480
Ebix, Inc.	41,400	3,398,940
Ellie Mae, Inc. *	59,500	5,563,250
Endurance International Group Holdings, Inc. *	96,802	803,457
Envestnet, Inc. *	74,654	4,012,652
EPAM Systems, Inc. *	87,383	10,265,755
Etsy, Inc. *	209,863	3,937,030
Everbridge, Inc. *	31,300	1,010,364
Everi Holdings, Inc. *	106,600	825,084
EVERTEC, Inc.	103,000	1,611,950
ExlService Holdings, Inc. *	56,692	3,444,039
Fair Isaac Corp.	51,491	8,890,436
Five9, Inc. *	93,800	2,439,738
ForeScout Technologies, Inc. *	8,100	246,402
Glu Mobile, Inc. *	195,358	730,639
Gogo, Inc. *(a)	100,600	969,784
GrubHub, Inc. *	150,276	10,857,441
GTT Communications, Inc. *	53,043	2,447,934
Hortonworks, Inc. *	86,800	1,731,660
HubSpot, Inc. *	59,889	5,812,227
Imperva, Inc. *	59,442	2,600,587
Information Services Group, Inc. *	48,500	206,610
Instructure, Inc. *	38,800	1,392,920
Internap Corp. *	33,775	565,056
j2 Global, Inc.	80,628	6,449,434
Leaf Group Ltd. *	24,000	210,000
Limelight Networks, Inc. *	132,700	581,226
Liquidity Services, Inc. *	37,500	180,000
LivePerson, Inc. *	97,300	1,162,735
Majesco *	9,500	55,005
ManTech International Corp., Class A	44,700	2,327,529
MAXIMUS, Inc.	111,917	7,630,501
MicroStrategy, Inc., Class A *	16,462	2,267,311
MINDBODY, Inc., Class A *	75,800	2,664,370
Mitek Systems, Inc. *	51,600	402,480
MobileIron, Inc. *	92,736	417,312
Model N, Inc. *	42,600	636,870
MoneyGram International, Inc. *	53,700	648,696
Monotype Imaging Holdings, Inc.	72,200	1,729,190
Security	Number of Shares	Value ($)
MuleSoft, Inc., Class A *	42,000	1,032,360
New Relic, Inc. *	53,600	3,201,528
NIC, Inc.	111,900	1,857,540
Nutanix, Inc., Class A *	188,300	6,044,430
Okta, Inc. *	32,600	960,070
Ominto, Inc. *(a)	24,500	83,300
Park City Group, Inc. *(a)	25,000	216,250
Paycom Software, Inc. *	85,607	7,845,025
Paylocity Holding Corp. *	46,745	2,444,296
Pegasystems, Inc.	64,900	3,300,165
Perficient, Inc. *	61,997	1,200,882
Presidio, Inc. *	40,200	736,062
Progress Software Corp.	85,120	4,241,530
Proofpoint, Inc. *	76,900	7,845,338
PROS Holdings, Inc. *	47,600	1,382,304
Q2 Holdings, Inc. *	54,893	2,324,719
QAD, Inc., Class A	20,400	879,240
Qualys, Inc. *	57,026	3,564,125
QuinStreet, Inc. *	60,000	559,800
Quotient Technology, Inc. *	127,732	1,507,238
Rapid7, Inc. *	35,100	841,698
RealNetworks, Inc. *	38,000	117,800
RealPage, Inc. *	104,100	5,178,975
Reis, Inc.	15,200	315,400
RingCentral, Inc., Class A *	114,468	6,215,612
Rosetta Stone, Inc. *	31,000	396,180
Science Applications International Corp.	76,184	5,839,504
SecureWorks Corp., Class A *	9,300	90,024
SendGrid, Inc. *	13,200	296,604
ServiceSource International, Inc. *	127,100	432,140
Shutterstock, Inc. *	32,460	1,436,680
SPS Commerce, Inc. *	30,200	1,588,520
Stamps.com, Inc. *	28,300	5,768,955
StarTek, Inc. *	17,100	213,750
Sykes Enterprises, Inc. *	67,493	2,093,633
Synchronoss Technologies, Inc. *	80,962	650,934
Syntel, Inc. *	56,917	1,283,478
TechTarget, Inc. *	31,700	497,056
Telenav, Inc. *	53,800	303,970
The Hackett Group, Inc.	41,600	666,016
The Meet Group, Inc. *	121,200	334,512
The Rubicon Project, Inc. *	92,361	177,333
The Trade Desk, Inc., Class A *(a)	40,800	1,977,984
Tintri, Inc. *(a)	20,000	112,400
TiVo Corp.	208,309	2,905,911
Travelport Worldwide Ltd.	214,462	2,918,828
TrueCar, Inc. *	123,959	1,461,477
TTEC Holdings, Inc.	24,800	984,560
Tucows, Inc., Class A *(a)	16,300	883,460
Twilio, Inc., Class A *	109,500	2,873,280
Unisys Corp. *	92,750	825,475
Upland Software, Inc. *	15,900	367,767
Varonis Systems, Inc. *	34,600	1,878,780
VASCO Data Security International, Inc. *	54,200	780,480
Verint Systems, Inc. *	111,060	4,636,755
Veritone, Inc. *(a)	4,500	79,875
VirnetX Holding Corp. *(a)	88,200	304,290
Virtusa Corp. *	47,900	2,137,298
Web.com Group, Inc. *	68,300	1,587,975
Workiva, Inc. *	44,800	999,040
XO Group, Inc. *	39,800	760,180
Yelp, Inc. *	140,800	6,169,856
Yext, Inc. *	39,100	471,155
Zendesk, Inc. *	175,594	6,763,881
Zix Corp. *	88,900	376,047
		336,723,713

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.8%
3D Systems Corp. *(a)	194,500	1,991,680
Acacia Communications, Inc. *(a)	32,400	1,195,884
ADTRAN, Inc.	84,800	1,356,800
Aerohive Networks, Inc. *	58,800	241,668
Akoustis Technologies, Inc. *(a)	21,100	122,802
Anixter International, Inc. *	50,624	4,237,229
Applied Optoelectronics, Inc. *(a)	31,700	1,026,763
Avid Technology, Inc. *	63,042	340,427
AVX Corp.	82,554	1,481,019
Badger Meter, Inc.	48,680	2,346,376
Bel Fuse, Inc., Class B	17,600	361,680
Belden, Inc.	72,308	6,129,549
Benchmark Electronics, Inc. *	87,094	2,521,371
CalAmp Corp. *	60,500	1,481,040
Calix, Inc. *	70,800	453,120
Ciena Corp. *	247,574	5,268,375
Clearfield, Inc. *	21,200	274,540
Comtech Telecommunications Corp.	41,600	899,808
Control4 Corp. *	44,600	1,209,106
Cray, Inc. *	70,800	1,716,900
CTS Corp.	57,200	1,573,000
Daktronics, Inc.	59,300	549,118
Diebold Nixdorf, Inc.	130,033	2,399,109
Digi International, Inc. *	44,700	462,645
Eastman Kodak Co. *(a)	32,400	257,580
Electro Scientific Industries, Inc. *	56,300	1,318,546
Electronics For Imaging, Inc. *	79,588	2,327,153
EMCORE Corp. *	50,590	341,482
ePlus, Inc. *	23,100	1,783,320
Extreme Networks, Inc. *	194,200	2,918,826
Fabrinet *	62,400	1,548,144
FARO Technologies, Inc. *	29,700	1,600,830
Finisar Corp. *	197,800	3,552,488
Fitbit, Inc., Class A *	344,000	1,771,600
Harmonic, Inc. *	138,800	506,620
II-VI, Inc. *	106,800	4,555,020
Immersion Corp. *(a)	46,379	481,414
Infinera Corp. *	261,704	1,693,225
Insight Enterprises, Inc. *	61,400	2,279,168
InterDigital, Inc.	61,400	4,792,270
Intevac, Inc. *	32,700	222,360
Iteris, Inc. *	41,300	279,188
Itron, Inc. *	60,869	4,455,611
KEMET Corp. *	99,800	2,031,928
Kimball Electronics, Inc. *	47,100	871,350
Knowles Corp. *	158,097	2,409,398
KVH Industries, Inc. *	30,800	340,340
Littelfuse, Inc.	42,200	9,171,748
Lumentum Holdings, Inc. *	108,800	5,037,440
Maxwell Technologies, Inc. *	59,200	342,768
Mesa Laboratories, Inc.	5,400	764,154
Methode Electronics, Inc.	62,300	2,544,955
MicroVision, Inc. *(a)	117,700	140,063
MTS Systems Corp.	29,775	1,543,834
Napco Security Systems, Inc. *	21,900	200,385
NETGEAR, Inc. *	53,700	3,742,890
NetScout Systems, Inc. *	144,900	4,129,650
Novanta, Inc. *	55,800	3,230,820
Oclaro, Inc. *	290,400	1,724,976
OSI Systems, Inc. *	31,600	2,088,128
Park Electrochemical Corp.	32,946	602,912
PC Connection, Inc.	17,700	463,740
PCM, Inc. *	17,200	152,220
Plantronics, Inc.	57,130	3,370,099
Plexus Corp. *	59,962	3,582,729
Pure Storage, Inc., Class A *	168,200	3,387,548
Quantenna Communications, Inc. *	35,600	489,856
Security	Number of Shares	Value ($)
Quantum Corp. *	47,200	292,168
Radisys Corp. *	56,700	49,329
Ribbon Communications, Inc. *	78,411	547,309
Rogers Corp. *	31,867	5,251,044
Sanmina Corp. *	123,000	3,216,450
ScanSource, Inc. *	43,505	1,487,871
Stratasys Ltd. *	90,006	1,925,228
Super Micro Computer, Inc. *	67,326	1,536,716
SYNNEX Corp.	50,900	6,246,957
Systemax, Inc.	19,600	608,580
Tech Data Corp. *	61,967	6,213,431
TTM Technologies, Inc. *	159,092	2,623,427
Ubiquiti Networks, Inc. *(a)	38,472	3,103,536
USA Technologies, Inc. *	88,400	746,980
VeriFone Systems, Inc. *	199,200	3,521,856
ViaSat, Inc. *	93,619	7,079,469
Viavi Solutions, Inc. *	398,900	3,422,562
Vishay Intertechnology, Inc.	227,928	5,003,020
Vishay Precision Group, Inc. *	16,500	452,100
		182,016,818

Telecommunication Services 0.8%
ATN International, Inc.	18,000	1,068,480
Boingo Wireless, Inc. *	67,100	1,627,175
Cincinnati Bell, Inc. *	73,029	1,259,750
Cogent Communications Holdings, Inc.	72,300	3,260,730
Consolidated Communications Holdings, Inc.	111,692	1,390,565
Frontier Communications Corp. (a)	135,219	1,107,444
General Communication, Inc., Class A *	46,100	1,932,973
Globalstar, Inc. *(a)	969,689	1,018,173
Hawaiian Telcom Holdco, Inc. *	9,713	278,666
IDT Corp., Class B *	28,700	311,969
Intelsat S.A. *	63,800	179,278
Iridium Communications, Inc. *	144,400	1,833,880
Ooma, Inc. *	28,700	294,175
ORBCOMM, Inc. *	119,100	1,368,459
pdvWireless, Inc. *	17,805	612,492
Shenandoah Telecommunications Co.	80,200	2,726,800
Spok Holdings, Inc.	36,000	561,600
Straight Path Communications, Inc., Class B *	17,315	3,159,988
Vonage Holdings Corp. *	358,500	4,011,615
Windstream Holdings, Inc.	324,482	535,395
		28,539,607

Transportation 1.7%
Air Transport Services Group, Inc. *	102,500	2,548,150
Allegiant Travel Co.	22,281	3,548,249
ArcBest Corp.	45,572	1,620,085
Atlas Air Worldwide Holdings, Inc. *	40,000	2,252,000
Avis Budget Group, Inc. *	126,900	5,705,424
Costamare, Inc. (a)	87,800	572,456
Covenant Transport Group, Inc., Class A *	21,294	624,553
Daseke, Inc. *	43,900	592,650
Eagle Bulk Shipping, Inc. *(a)	64,500	305,730
Echo Global Logistics, Inc. *	45,275	1,322,030
Forward Air Corp.	50,982	3,095,117
Genco Shipping & Trading Ltd. *	12,200	158,722
Hawaiian Holdings, Inc.	91,300	3,410,055
Heartland Express, Inc.	86,300	1,958,147
Hertz Global Holdings, Inc. *	95,400	2,187,522
Hub Group, Inc., Class A *	55,998	2,690,704
Knight-Swift Transportation Holdings, Inc.	218,128	10,860,593
Marten Transport Ltd.	67,908	1,575,466
Matson, Inc.	72,431	2,477,864
Navios Maritime Holdings, Inc. *	168,800	205,936

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Radiant Logistics, Inc. *	67,754	325,897
Roadrunner Transportation Systems, Inc. *	57,700	321,389
Safe Bulkers, Inc. *	82,600	283,318
Saia, Inc. *	44,100	3,331,755
Schneider National, Inc., Class B	75,000	2,196,000
Scorpio Bulkers, Inc.	105,875	804,650
SkyWest, Inc.	89,112	4,967,994
Universal Logistics Holdings, Inc.	15,847	368,443
Werner Enterprises, Inc.	84,949	3,457,424
YRC Worldwide, Inc. *	59,200	945,424
		64,713,747

Utilities 3.3%
ALLETE, Inc.	88,099	6,381,892
American States Water Co.	64,200	3,545,124
AquaVenture Holdings Ltd. *	20,900	317,889
Artesian Resources Corp., Class A	14,600	542,828
Atlantic Power Corp. *	214,100	449,610
Avista Corp.	113,930	5,737,515
Black Hills Corp.	93,098	5,171,594
Cadiz, Inc. *(a)	35,700	519,435
California Water Service Group	83,374	3,393,322
Chesapeake Utilities Corp.	27,500	2,021,250
Connecticut Water Service, Inc.	20,400	1,082,220
Consolidated Water Co., Ltd.	27,876	373,538
Dynegy, Inc. *	195,800	2,451,416
El Paso Electric Co.	71,403	3,727,237
Evoqua Water Technologies Corp. *	58,800	1,344,168
Genie Energy Ltd., Class B	17,611	76,960
Global Water Resources, Inc.	15,000	133,500
IDACORP, Inc.	87,543	7,553,210
MGE Energy, Inc.	61,940	3,704,012
Middlesex Water Co.	28,785	1,084,043
New Jersey Resources Corp.	150,700	5,847,160
Northwest Natural Gas Co.	50,395	2,890,153
NorthWestern Corp.	85,069	4,622,649
NRG Yield, Inc., Class A	59,933	1,128,538
NRG Yield, Inc., Class C	118,324	2,236,324
ONE Gas, Inc.	90,800	6,431,364
Ormat Technologies, Inc.	70,873	4,966,780
Otter Tail Corp.	70,453	3,001,298
Pattern Energy Group, Inc.	138,500	2,855,870
PNM Resources, Inc.	137,200	5,227,320
Portland General Electric Co.	156,008	6,606,939
Pure Cycle Corp. *	30,700	265,555
RGC Resources, Inc. (a)	12,000	292,800
SJW Group.	28,900	1,729,376
South Jersey Industries, Inc.	140,320	4,131,021
Southwest Gas Holdings, Inc.	81,196	5,974,402
Spark Energy, Inc., Class A	20,700	204,930
Spire, Inc.	82,371	5,477,671
TerraForm Power, Inc., Class A	83,300	907,970
The York Water Co.	20,600	651,990
Unitil Corp.	25,000	1,105,250
WGL Holdings, Inc.	89,533	7,540,469
		123,706,592
Total Common Stock
(Cost $2,449,733,871)		3,760,810,037
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	174,886	14,516

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	224,713	249,431
Omthera Pharmaceutical CVR *(d)	8,400	—
Tobira Therapeutics, Inc. *(d)	14,029	84,034
		333,465
Total Rights
(Cost $250,273)		347,981

Other Investment Company 2.4% of net assets

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 1.24% (b)	89,070,130	89,070,130
Total Other Investment Company
(Cost $89,070,130)		89,070,130
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
BNP Paribas
0.78%, 02/01/18 (c)	3,673,746	3,673,746
Total Short-Term Investment
(Cost $3,673,746)		3,673,746

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 03/16/18	140	11,032,000	(127,217)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $85,594,530.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,588,601,013	$—	$—	$3,588,601,013
Materials	172,209,024	—	— *	172,209,024
Rights [1]
Media	—	—	14,516	14,516
Pharmaceuticals, Biotechnology & Life Sciences	—	—	333,465 *	333,465
Other Investment Company[1]	89,070,130	—	—	89,070,130
Short-Term Investment[1]	—	3,673,746	—	3,673,746
Liabilities
Futures Contracts[2]	(127,217)	—	—	(127,217)
Total	$3,849,752,950	$3,673,746	$347,981	$3,853,774,677
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.9%
Adient plc	25,462	1,649,938
American Axle & Manufacturing Holdings, Inc. *	25,408	448,451
Aptiv plc	70,896	6,726,612
Autoliv, Inc.	23,294	3,545,580
BorgWarner, Inc.	54,269	3,053,174
Cooper Tire & Rubber Co.	13,216	516,746
Cooper-Standard Holding, Inc. *	4,170	519,540
Dana, Inc.	36,418	1,201,430
Delphi Technologies plc *	24,992	1,380,308
Dorman Products, Inc. *	8,035	606,160
Ford Motor Co.	1,036,351	11,368,770
Fox Factory Holding Corp. *	9,974	382,503
General Motors Co.	343,752	14,578,522
Gentex Corp.	74,400	1,761,792
Gentherm, Inc. *	9,895	316,640
Harley-Davidson, Inc.	45,716	2,215,397
Horizon Global Corp. *	7,128	60,232
LCI Industries	6,506	717,287
Lear Corp.	17,954	3,467,636
Modine Manufacturing Co. *	17,500	408,625
Motorcar Parts of America, Inc. *	5,552	151,125
Standard Motor Products, Inc.	5,718	273,892
Stoneridge, Inc. *	7,541	183,548
Strattec Security Corp.	1,500	57,825
Superior Industries International, Inc.	7,091	119,483
Tenneco, Inc.	13,401	777,392
Tesla, Inc. *	35,842	12,699,179
The Goodyear Tire & Rubber Co.	68,022	2,368,526
Thor Industries, Inc.	12,792	1,748,155
Tower International, Inc.	5,564	168,033
Visteon Corp. *	8,900	1,157,712
VOXX International Corp. *	9,100	54,145
Winnebago Industries, Inc.	7,400	336,330
		75,020,688

Banks 7.0%
1st Source Corp.	5,295	276,876
Access National Corp.	5,827	169,274
Allegiance Bancshares, Inc. *	4,113	166,165
Ameris Bancorp	9,954	533,037
Arrow Financial Corp.	6,062	198,834
Associated Banc-Corp.	48,290	1,195,177
Atlantic Capital Bancshares, Inc. *	7,985	142,532
Banc of California, Inc.	10,980	216,306
BancFirst Corp.	5,588	311,531
BancorpSouth Bank	21,745	729,545
Bank Mutual Corp.	18,268	189,987
Bank of America Corp.	2,605,963	83,390,816
Bank of Hawaii Corp.	12,763	1,067,880
Bank of Marin Bancorp	1,871	128,538
Bank of the Ozarks, Inc.	31,280	1,562,436
Security	Number of Shares	Value ($)
BankUnited, Inc.	29,596	1,214,620
Banner Corp.	8,837	480,203
Bar Harbor Bankshares	5,502	154,221
BB&T Corp.	210,914	11,640,344
Beneficial Bancorp, Inc.	22,670	368,387
Berkshire Hills Bancorp, Inc.	12,795	485,570
Blue Hills Bancorp, Inc.	10,353	199,813
BofI Holding, Inc. *	14,717	529,370
BOK Financial Corp.	8,540	825,733
Boston Private Financial Holdings, Inc.	33,312	513,005
Bridge Bancorp, Inc.	8,000	274,400
Brookline Bancorp, Inc.	20,950	335,200
Bryn Mawr Bank Corp.	5,633	252,922
Cadence BanCorp *	5,695	159,346
Camden National Corp.	5,941	252,255
Capital City Bank Group, Inc.	5,225	128,169
Capitol Federal Financial, Inc.	46,563	609,044
Carolina Financial Corp.	5,000	206,200
Cathay General Bancorp	22,615	989,180
CenterState Bank Corp.	21,890	568,921
Central Pacific Financial Corp.	8,989	265,805
Century Bancorp, Inc., Class A	1,223	98,023
Chemical Financial Corp.	20,770	1,213,176
CIT Group, Inc.	33,571	1,701,714
Citigroup, Inc.	707,242	55,504,352
Citizens Financial Group, Inc.	129,146	5,927,801
City Holding Co.	4,800	330,240
Clifton Bancorp, Inc.	7,325	119,617
CNB Financial Corp.	5,361	144,372
CoBiz Financial, Inc.	11,583	232,355
Columbia Banking System, Inc.	19,011	818,994
Comerica, Inc.	48,359	4,604,744
Commerce Bancshares, Inc.	27,485	1,608,147
Community Bank System, Inc.	13,266	707,078
Community Trust Bancorp, Inc.	5,669	268,144
ConnectOne Bancorp, Inc.	8,775	255,791
Cullen/Frost Bankers, Inc.	14,666	1,560,609
Customers Bancorp, Inc. *	7,892	241,890
CVB Financial Corp.	28,452	665,777
Dime Community Bancshares, Inc.	8,841	167,979
Eagle Bancorp, Inc. *	8,383	528,129
East West Bancorp, Inc.	40,947	2,698,817
Enterprise Financial Services Corp.	6,416	312,138
Equity Bancshares, Inc., Class A *	3,272	117,825
Essent Group Ltd. *	21,436	997,203
F.N.B. Corp.	82,403	1,182,483
Farmers & Merchants Bancorp, Inc.	2,641	107,436
FB Financial Corp. *	3,267	138,129
FCB Financial Holdings, Inc., Class A *	11,355	622,254
Federal Agricultural Mortgage Corp., Class C	2,738	219,725
Fidelity Southern Corp.	6,757	161,898
Fifth Third Bancorp	185,126	6,127,671
Financial Institutions, Inc.	4,649	144,816
First BanCorp *	48,477	290,862
First Bancorp (North Carolina)	8,490	309,036
First Busey Corp.	12,694	393,260

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	2,673	1,137,121
First Commonwealth Financial Corp.	36,704	531,107
First Community Bancshares, Inc.	5,897	163,229
First Connecticut Bancorp, Inc.	5,039	126,731
First Defiance Financial Corp.	3,522	195,682
First Financial Bancorp	16,859	480,481
First Financial Bankshares, Inc.	20,900	970,805
First Financial Corp.	4,891	226,453
First Foundation, Inc. *	9,385	182,538
First Hawaiian, Inc.	15,846	457,949
First Horizon National Corp.	79,718	1,583,199
First Internet Bancorp	2,567	96,134
First Interstate BancSystem, Inc., Class A	6,126	256,373
First Merchants Corp.	13,862	598,284
First Mid-Illinois Bancshares, Inc.	3,252	125,202
First Midwest Bancorp, Inc.	27,000	671,220
First Republic Bank	40,149	3,595,343
First United Corp. *	2,475	42,941
Flagstar Bancorp, Inc. *	5,683	211,692
Flushing Financial Corp.	8,520	239,923
Franklin Financial Network, Inc. *	3,791	122,260
Fulton Financial Corp.	53,140	967,148
German American Bancorp, Inc.	6,804	236,031
Glacier Bancorp, Inc.	24,092	944,888
Great Southern Bancorp, Inc.	4,339	220,204
Great Western Bancorp, Inc.	19,498	821,841
Green Bancorp, Inc. *	6,385	152,282
Guaranty Bancorp	7,390	209,507
Hancock Holding Co.	22,064	1,184,837
Hanmi Financial Corp.	9,537	300,415
HarborOne Bancorp, Inc. *	11,107	205,035
Heartland Financial USA, Inc.	7,655	406,863
Heritage Commerce Corp.	12,000	192,120
Heritage Financial Corp.	11,797	363,348
Hilltop Holdings, Inc.	24,411	639,324
Hingham Institution for Savings	534	115,728
Home BancShares, Inc.	40,775	979,008
HomeStreet, Inc. *	7,462	219,756
HomeTrust Bancshares, Inc. *	6,004	152,201
Hope Bancorp, Inc.	40,990	780,450
Horizon Bancorp	8,018	244,148
Huntington Bancshares, Inc.	281,103	4,548,247
IBERIABANK Corp.	15,558	1,314,651
Impac Mortgage Holdings, Inc. *(b)	15,600	143,520
Independent Bank Corp., Massachusetts	7,671	547,326
Independent Bank Corp., Michigan	7,335	169,072
Independent Bank Group, Inc.	5,000	358,750
International Bancshares Corp.	18,545	769,617
Investors Bancorp, Inc.	63,223	865,523
JPMorgan Chase & Co.	929,414	107,505,317
Kearny Financial Corp.	21,984	303,379
KeyCorp	294,446	6,301,144
Lakeland Bancorp, Inc.	15,000	301,500
Lakeland Financial Corp.	9,805	471,326
LegacyTexas Financial Group, Inc.	14,715	648,049
LendingTree, Inc. *	1,979	727,975
Live Oak Bancshares, Inc.	7,662	206,108
M&T Bank Corp.	39,503	7,536,382
MainSource Financial Group, Inc.	7,518	295,833
MB Financial, Inc.	24,057	1,029,158
Mercantile Bank Corp.	5,500	191,895
Meridian Bancorp, Inc.	15,771	322,517
Meta Financial Group, Inc.	2,434	284,778
MGIC Investment Corp. *	95,976	1,422,364
MidWestOne Financial Group, Inc.	3,261	107,874
MutualFirst Financial, Inc.	2,000	75,100
National Bank Holdings Corp., Class A	7,997	265,820
National Bankshares, Inc.	2,688	117,197
National Commerce Corp. *	4,184	189,744
Security	Number of Shares	Value ($)
Nationstar Mortgage Holdings, Inc. *	7,640	135,534
NBT Bancorp, Inc.	16,744	618,021
New York Community Bancorp, Inc.	136,485	1,932,628
Nicolet Bankshares, Inc. *	2,665	144,683
NMI Holdings, Inc., Class A *	15,032	275,837
Northfield Bancorp, Inc.	15,765	264,537
Northrim BanCorp, Inc.	2,596	86,836
Northwest Bancshares, Inc.	27,578	464,689
OceanFirst Financial Corp.	7,150	189,118
Ocwen Financial Corp. *	18,620	62,749
OFG Bancorp	12,812	146,057
Old National Bancorp	41,717	721,704
Old Second Bancorp, Inc.	10,602	155,849
Opus Bank	4,805	130,216
Oritani Financial Corp.	10,694	178,590
Pacific Premier Bancorp, Inc. *	9,804	399,513
PacWest Bancorp	36,062	1,890,731
Park National Corp.	4,258	447,175
PCSB Financial Corp. *	6,385	128,849
Peapack-Gladstone Financial Corp.	5,216	185,272
PennyMac Financial Services, Inc., Class A *	5,375	119,325
People’s United Financial, Inc.	82,368	1,620,179
People’s Utah Bancorp	5,381	170,040
Peoples Bancorp, Inc.	6,847	243,822
PHH Corp. *	9,904	88,839
Pinnacle Financial Partners, Inc.	18,798	1,189,913
Popular, Inc.	30,828	1,252,850
Preferred Bank	5,001	322,164
Premier Financial Bancorp, Inc.	4,748	90,307
Prosperity Bancshares, Inc.	20,413	1,547,305
Provident Financial Holdings, Inc.	4,350	79,605
Provident Financial Services, Inc.	16,906	444,797
QCR Holdings, Inc.	4,040	177,154
Radian Group, Inc.	67,117	1,481,272
Regions Financial Corp.	318,573	6,126,159
Renasant Corp.	11,757	506,374
Republic Bancorp, Inc., Class A	4,020	154,931
Republic First Bancorp, Inc. *	17,184	152,078
S&T Bancorp, Inc.	10,385	419,139
Sandy Spring Bancorp, Inc.	10,545	398,812
Seacoast Banking Corp. of Florida *	12,039	310,486
ServisFirst Bancshares, Inc.	12,711	539,201
Shore Bancshares, Inc.	4,629	84,340
Signature Bank *	13,800	2,125,200
Simmons First National Corp., Class A	10,274	604,625
South State Corp.	10,742	951,741
Southern National Bancorp of Virginia, Inc.	6,730	110,305
Southside Bancshares, Inc.	8,207	281,746
State Bank Financial Corp.	15,431	470,800
Sterling Bancorp	57,028	1,411,443
Stock Yards Bancorp, Inc.	7,278	261,644
Sun Bancorp, Inc.	3,863	94,644
SunTrust Banks, Inc.	125,479	8,871,365
SVB Financial Group *	13,518	3,332,863
Synovus Financial Corp.	36,024	1,815,249
TCF Financial Corp.	43,042	923,251
Texas Capital Bancshares, Inc. *	12,721	1,205,951
TFS Financial Corp.	21,200	309,944
The Bancorp, Inc. *	15,734	166,308
The First Bancshares, Inc.	3,371	108,378
The First of Long Island Corp.	9,000	252,900
The PNC Financial Services Group, Inc.	127,426	20,135,857
Timberland Bancorp, Inc.	3,305	92,210
Tompkins Financial Corp.	4,024	331,457
Towne Bank	16,770	512,323
TriCo Bancshares	6,669	246,620
TriState Capital Holdings, Inc. *	7,935	190,837
Triumph Bancorp, Inc. *	4,448	171,248

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TrustCo Bank Corp.	30,052	258,447
Trustmark Corp.	18,889	600,481
U.S. Bancorp	422,426	24,137,422
UMB Financial Corp.	12,974	988,359
Umpqua Holdings Corp.	60,372	1,307,054
Union Bankshares Corp.	15,474	584,143
United Bankshares, Inc.	27,191	1,000,629
United Community Banks, Inc.	19,139	606,324
United Community Financial Corp.	18,657	181,906
United Financial Bancorp, Inc.	14,699	246,355
Univest Corp. of Pennsylvania	7,876	220,528
Valley National Bancorp	66,194	832,059
Veritex Holdings, Inc. *	4,831	137,732
Walker & Dunlop, Inc. *	7,450	346,052
Washington Federal, Inc.	23,242	834,388
Washington Trust Bancorp, Inc.	4,849	260,876
Waterstone Financial, Inc.	9,659	165,169
Webster Financial Corp.	25,535	1,445,792
Wells Fargo & Co.	1,190,357	78,301,683
WesBanco, Inc.	12,470	511,395
West Bancorp, Inc.	6,740	172,544
Westamerica Bancorp	9,800	581,826
Western Alliance Bancorp *	24,586	1,442,215
Western New England Bancorp, Inc.	10,349	112,287
Wintrust Financial Corp.	15,847	1,361,257
WSFS Financial Corp.	11,624	593,986
Zions Bancorp	54,771	2,959,277
		550,870,869

Capital Goods 7.8%
3M Co.	159,951	40,067,725
A.O. Smith Corp.	40,166	2,682,285
AAON, Inc.	13,579	494,276
AAR Corp.	11,200	453,264
Actuant Corp., Class A	16,414	406,246
Acuity Brands, Inc.	11,498	1,775,751
Advanced Drainage Systems, Inc.	11,226	277,282
AECOM *	40,811	1,596,118
Aegion Corp. *	9,082	227,777
Aerojet Rocketdyne Holdings, Inc. *	20,117	553,217
Aerovironment, Inc. *	5,775	296,604
AGCO Corp.	16,850	1,223,647
Air Lease Corp.	25,200	1,225,224
Aircastle Ltd.	14,100	333,042
Alamo Group, Inc.	2,500	287,575
Albany International Corp., Class A	7,900	501,255
Allegion plc	25,695	2,212,596
Allison Transmission Holdings, Inc.	34,633	1,532,164
Altra Industrial Motion Corp.	10,292	539,301
American Railcar Industries, Inc.	2,302	90,284
American Woodmark Corp. *	4,000	543,400
AMETEK, Inc.	60,422	4,610,199
Apogee Enterprises, Inc.	7,648	348,060
Applied Industrial Technologies, Inc.	10,232	754,610
Arconic, Inc.	114,880	3,453,293
Argan, Inc.	4,073	177,583
Armstrong Flooring, Inc. *	4,247	65,786
Armstrong World Industries, Inc. *	13,644	855,479
Astec Industries, Inc.	5,700	355,680
Astronics Corp. *	5,808	259,037
Atkore International Group, Inc. *	6,272	146,639
Axon Enterprise, Inc. *	14,182	375,256
AZZ, Inc.	7,167	326,098
Babcock & Wilcox Enterprises, Inc. *	16,231	105,501
Barnes Group, Inc.	12,969	853,230
Beacon Roofing Supply, Inc. *	19,373	1,172,066
BMC Stock Holdings, Inc. *	15,895	356,048
Briggs & Stratton Corp.	11,400	275,652
Security	Number of Shares	Value ($)
Builders FirstSource, Inc. *	29,028	621,780
BWX Technologies, Inc.	29,849	1,893,621
CAI International, Inc. *	4,600	129,996
Carlisle Cos., Inc.	17,318	1,977,889
Caterpillar, Inc.	159,962	26,038,614
Chart Industries, Inc. *	8,075	400,278
Chicago Bridge & Iron Co., N.V.	26,662	556,436
CIRCOR International, Inc.	4,587	243,203
Colfax Corp. *	26,100	1,044,522
Columbus McKinnon Corp.	5,837	239,025
Comfort Systems USA, Inc.	10,158	432,731
Continental Building Products, Inc. *	10,633	302,509
Crane Co.	14,200	1,419,148
CSW Industrials, Inc. *	4,866	233,081
Cubic Corp.	6,782	393,695
Cummins, Inc.	41,529	7,807,452
Curtiss-Wright Corp.	11,525	1,505,856
Deere & Co.	85,368	14,206,943
DMC Global, Inc.	4,394	100,623
Donaldson Co., Inc.	37,795	1,914,695
Douglas Dynamics, Inc.	6,511	268,253
Dover Corp.	41,162	4,371,816
Ducommun, Inc. *	3,200	93,376
DXP Enterprises, Inc. *	4,731	161,847
Dycom Industries, Inc. *	8,065	941,266
Eaton Corp. plc	118,367	9,939,277
EMCOR Group, Inc.	15,256	1,240,008
Emerson Electric Co.	172,446	12,455,775
Encore Wire Corp.	5,753	291,102
Energous Corp. *(b)	5,300	98,474
Energy Recovery, Inc. *	9,780	75,599
EnerSys	10,847	762,653
Engility Holdings, Inc. *	5,477	143,278
EnPro Industries, Inc.	5,490	483,065
ESCO Technologies, Inc.	7,044	430,741
Esterline Technologies Corp. *	7,106	522,646
Fastenal Co.	76,632	4,211,695
Federal Signal Corp.	16,332	332,193
Flowserve Corp.	37,689	1,708,065
Fluor Corp.	38,019	2,307,753
Fortive Corp.	81,932	6,228,471
Fortune Brands Home & Security, Inc.	41,735	2,960,264
Franklin Electric Co., Inc.	10,539	477,417
Gardner Denver Holdings, Inc. *	18,669	645,574
GATX Corp.	9,909	704,926
Generac Holdings, Inc. *	16,259	795,553
General Cable Corp.	13,279	394,386
General Dynamics Corp.	74,283	16,526,482
General Electric Co.	2,335,676	37,767,881
Gibraltar Industries, Inc. *	8,514	315,869
Global Brass & Copper Holdings, Inc.	6,304	202,674
GMS, Inc. *	10,209	349,965
Graco, Inc.	46,821	2,191,223
Granite Construction, Inc.	12,389	826,222
Great Lakes Dredge & Dock Corp. *	19,016	89,375
Griffon Corp.	9,621	192,901
H&E Equipment Services, Inc.	8,366	329,453
Hardinge, Inc.	4,800	90,528
Harris Corp.	31,543	5,027,323
Harsco Corp. *	21,514	385,101
HD Supply Holdings, Inc. *	51,162	1,989,690
HEICO Corp.	11,121	893,239
HEICO Corp., Class A	14,062	925,983
Herc Holdings, Inc. *	7,474	491,191
Hexcel Corp.	27,250	1,862,537
Hillenbrand, Inc.	16,496	730,773
Honeywell International, Inc.	204,125	32,592,639
Hubbell, Inc.	14,867	2,021,169
Huntington Ingalls Industries, Inc.	12,313	2,924,830

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	3,600	304,884
IDEX Corp.	20,398	2,926,705
IES Holdings, Inc. *	5,105	89,337
Illinois Tool Works, Inc.	82,608	14,346,531
Ingersoll-Rand plc	66,789	6,320,243
Insteel Industries, Inc.	5,095	159,626
ITT, Inc.	22,427	1,255,912
Jacobs Engineering Group, Inc.	31,313	2,175,001
JELD-WEN Holding, Inc. *	17,703	695,374
John Bean Technologies Corp.	9,183	1,044,566
Johnson Controls International plc	249,724	9,771,700
Kadant, Inc.	3,001	300,850
Kaman Corp.	7,244	454,199
KBR, Inc.	36,682	746,112
Kennametal, Inc.	21,001	1,024,429
KLX, Inc. *	13,580	959,563
Kratos Defense & Security Solutions, Inc. *	23,630	269,618
L.B. Foster Co., Class A *	3,286	89,215
L3 Technologies, Inc.	20,884	4,437,015
Lawson Products, Inc. *	5,500	130,625
Layne Christensen Co. *	7,551	101,863
Lennox International, Inc.	10,201	2,222,900
Lincoln Electric Holdings, Inc.	17,926	1,749,040
Lindsay Corp.	3,100	276,551
Lockheed Martin Corp.	66,810	23,707,528
Lydall, Inc. *	5,500	262,900
Masco Corp.	85,132	3,801,995
Masonite International Corp. *	7,464	520,614
MasTec, Inc. *	20,254	1,081,564
Mercury Systems, Inc. *	13,099	629,014
Meritor, Inc. *	22,600	616,528
Milacron Holdings Corp. *	14,339	272,011
Moog, Inc., Class A *	10,366	933,562
MRC Global, Inc. *	25,370	456,153
MSC Industrial Direct Co., Inc., Class A	12,000	1,126,560
Mueller Industries, Inc.	15,843	524,245
Mueller Water Products, Inc., Class A	42,241	491,263
MYR Group, Inc. *	4,813	163,064
National Presto Industries, Inc.	1,664	169,146
Navistar International Corp. *	17,182	787,451
NCI Building Systems, Inc. *	10,661	196,695
Nexeo Solutions, Inc. *	17,416	164,233
NN, Inc.	7,751	223,229
Nordson Corp.	14,068	2,021,853
Northrop Grumman Corp.	46,625	15,877,211
NOW, Inc. *	28,972	341,580
NV5 Global, Inc. *	2,552	124,410
Ocean Power Technologies, Inc. *(b)	10,588	12,600
Omega Flex, Inc.	1,832	112,045
Orbital ATK, Inc.	15,468	2,040,229
Oshkosh Corp.	20,558	1,865,022
Owens Corning	29,819	2,772,272
PACCAR, Inc.	94,720	7,062,323
Park-Ohio Holdings Corp.	3,600	149,940
Parker-Hannifin Corp.	35,451	7,140,540
Patrick Industries, Inc. *	7,425	475,571
Pentair plc	44,120	3,154,580
PGT Innovations, Inc. *	14,061	224,273
Plug Power, Inc. *(b)	54,966	106,084
Ply Gem Holdings, Inc. *	7,059	151,416
Powell Industries, Inc.	4,062	132,381
Preformed Line Products Co.	1,000	73,860
Primoris Services Corp.	11,002	286,052
Proto Labs, Inc. *	6,517	712,634
Quanex Building Products Corp.	10,061	208,263
Quanta Services, Inc. *	43,012	1,655,532
Raven Industries, Inc.	9,682	373,241
Raytheon Co.	77,476	16,187,835
RBC Bearings, Inc. *	7,384	930,384
Security	Number of Shares	Value ($)
Regal Beloit Corp.	11,586	902,549
REV Group, Inc.	7,500	219,450
Rexnord Corp. *	26,710	750,818
Rockwell Automation, Inc.	34,164	6,740,216
Rockwell Collins, Inc.	43,593	6,037,195
Roper Technologies, Inc.	27,423	7,694,620
Rush Enterprises, Inc., Class A *	9,547	516,015
Sensata Technologies Holding N.V. *	46,437	2,612,081
Simpson Manufacturing Co., Inc.	10,940	642,616
SiteOne Landscape Supply, Inc. *	10,349	788,180
Snap-on, Inc.	15,680	2,686,141
Spartan Motors, Inc.	9,445	126,563
Spirit AeroSystems Holdings, Inc., Class A	31,058	3,179,097
SPX Corp. *	11,597	362,406
SPX FLOW, Inc. *	11,661	540,721
Standex International Corp.	3,623	380,234
Stanley Black & Decker, Inc.	41,804	6,949,079
Sterling Construction Co., Inc. *	7,334	102,309
Sun Hydraulics Corp.	7,476	464,110
Sunrun, Inc. *	19,194	121,498
Teledyne Technologies, Inc. *	10,530	2,010,388
Tennant Co.	4,815	324,531
Terex Corp.	20,670	971,903
Textron, Inc.	70,600	4,142,102
The Boeing Co.	150,234	53,238,423
The Gorman-Rupp Co.	5,141	145,336
The Greenbrier Cos., Inc. (b)	7,476	374,921
The KeyW Holding Corp. *	15,259	102,235
The Manitowoc Co., Inc. *	9,350	374,748
The Middleby Corp. *	15,254	2,078,510
The Timken Co.	17,793	935,022
The Toro Co.	29,469	1,934,640
Thermon Group Holdings, Inc. *	9,500	220,210
Titan International, Inc.	13,787	183,505
Titan Machinery, Inc. *	3,600	77,364
TransDigm Group, Inc.	12,982	4,114,126
Trex Co., Inc. *	8,703	971,168
TriMas Corp. *	12,777	339,868
Trinity Industries, Inc.	41,885	1,443,776
Triton International Ltd. *	12,081	466,327
Triumph Group, Inc.	13,175	384,051
Tutor Perini Corp. *	10,360	256,410
Twin Disc, Inc. *	17,900	527,692
United Rentals, Inc. *	22,443	4,064,652
United Technologies Corp.	199,771	27,570,396
Univar, Inc. *	34,000	1,015,240
Universal Forest Products, Inc.	16,132	602,208
USG Corp. *	23,260	899,232
Valmont Industries, Inc.	6,100	997,960
Vectrus, Inc. *	3,418	103,907
Veritiv Corp. *	3,278	94,079
Vicor Corp. *	5,690	104,127
W.W. Grainger, Inc.	13,888	3,745,038
Wabash National Corp.	15,589	402,664
WABCO Holdings, Inc. *	13,779	2,127,340
Wabtec Corp.	23,595	1,912,139
Watsco, Inc.	7,750	1,393,372
Watts Water Technologies, Inc., Class A	7,800	622,050
Welbilt, Inc. *	36,854	821,844
Wesco Aircraft Holdings, Inc. *	13,500	96,525
WESCO International, Inc. *	12,200	831,430
Woodward, Inc.	14,800	1,147,296
Xylem, Inc.	48,158	3,479,897
		616,680,163

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.9%
ABM Industries, Inc.	14,717	559,688
Acacia Research Corp. *	15,357	56,053
ACCO Brands Corp. *	28,617	339,111
Advanced Disposal Services, Inc. *	11,718	285,568
ARC Document Solutions, Inc. *	17,626	42,655
Barrett Business Services, Inc.	2,034	141,749
Brady Corp., Class A	12,865	492,086
Casella Waste Systems, Inc., Class A *	10,622	271,711
CBIZ, Inc. *	13,406	221,199
Cintas Corp.	23,165	3,902,144
Clean Harbors, Inc. *	13,630	754,284
CompX International, Inc.	2,000	27,500
Copart, Inc. *	51,781	2,281,989
Covanta Holding Corp.	35,068	573,362
CRA International, Inc.	2,572	119,418
Deluxe Corp.	14,100	1,047,207
Ennis, Inc.	6,500	129,350
Equifax, Inc.	32,016	3,999,759
Essendant, Inc.	11,610	105,070
Exponent, Inc.	7,099	526,391
Forrester Research, Inc.	3,376	147,362
Franklin Covey Co. *	3,246	93,485
FTI Consulting, Inc. *	9,772	424,789
GP Strategies Corp. *	5,086	126,896
Healthcare Services Group, Inc.	19,065	1,052,007
Heidrick & Struggles International, Inc.	5,000	132,000
Heritage-Crystal Clean, Inc. *	3,533	76,843
Herman Miller, Inc.	16,057	650,308
HNI Corp.	12,700	493,903
Huron Consulting Group, Inc. *	6,161	247,364
ICF International, Inc. *	5,209	276,598
IHS Markit Ltd. *	95,460	4,556,306
InnerWorkings, Inc. *	14,385	143,994
Insperity, Inc.	9,662	591,797
Interface, Inc.	16,430	409,928
KAR Auction Services, Inc.	34,829	1,899,574
Kelly Services, Inc., Class A	8,553	242,135
Kforce, Inc.	7,105	184,375
Kimball International, Inc., Class B	11,882	220,649
Knoll, Inc.	13,937	319,715
Korn/Ferry International	14,678	654,052
LSC Communications, Inc.	9,950	136,116
ManpowerGroup, Inc.	17,025	2,236,915
Mastech Digital, Inc. *	675	6,676
Matthews International Corp., Class A	8,683	486,248
McGrath RentCorp	6,705	320,499
Mistras Group, Inc. *	4,000	85,240
Mobile Mini, Inc.	11,964	452,837
MSA Safety, Inc.	10,100	790,931
Multi-Color Corp.	3,869	299,847
Navigant Consulting, Inc. *	14,000	287,280
Nielsen Holdings plc	89,304	3,340,863
NL Industries, Inc. *	2,728	35,464
On Assignment, Inc. *	12,700	972,439
Pitney Bowes, Inc.	48,086	678,493
Quad Graphics, Inc.	9,800	216,776
Republic Services, Inc.	62,682	4,312,522
Resources Connection, Inc.	11,300	184,755
Robert Half International, Inc.	32,082	1,856,906
Rollins, Inc.	25,041	1,235,523
RPX Corp.	14,030	196,981
RR Donnelley & Sons Co.	19,875	162,379
SP Plus Corp. *	8,505	327,868
Steelcase, Inc., Class A	23,740	369,157
Stericycle, Inc. *	24,369	1,836,448
Team, Inc. *	8,225	139,825
Tetra Tech, Inc.	17,094	849,572
Security	Number of Shares	Value ($)
The Brink’s Co.	14,439	1,204,213
The Dun & Bradstreet Corp.	9,590	1,186,571
TransUnion *	40,525	2,405,564
TriNet Group, Inc. *	11,600	508,892
TrueBlue, Inc. *	11,509	314,771
UniFirst Corp.	4,178	690,623
US Ecology, Inc.	6,087	318,046
Verisk Analytics, Inc. *	43,315	4,333,666
Viad Corp.	5,623	319,386
Virco Manufacturing Corp.	1,170	5,499
VSE Corp.	2,601	128,880
WageWorks, Inc. *	10,466	633,716
Waste Management, Inc.	105,436	9,323,705
Willdan Group, Inc. *	2,299	52,095
		72,064,561

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	242,728
American Outdoor Brands Corp. *	15,020	179,189
AV Homes, Inc. *	3,602	60,874
Bassett Furniture Industries, Inc.	3,278	111,288
Beazer Homes USA, Inc. *	10,835	200,881
Brunswick Corp.	22,480	1,411,294
CalAtlantic Group, Inc.	21,549	1,209,545
Callaway Golf Co.	24,256	358,261
Carter’s, Inc.	11,972	1,440,232
Cavco Industries, Inc. *	2,326	356,227
Century Communities, Inc. *	5,000	158,000
Columbia Sportswear Co.	7,973	595,344
Crocs, Inc. *	19,188	259,230
CSS Industries, Inc.	2,830	74,033
Culp, Inc.	3,615	114,957
D.R. Horton, Inc.	89,690	4,399,294
Deckers Outdoor Corp. *	8,327	713,707
Ethan Allen Interiors, Inc.	7,014	174,298
Flexsteel Industries, Inc.	1,900	81,852
Fossil Group, Inc. *(b)	7,662	60,990
G-III Apparel Group Ltd. *	11,300	422,055
Garmin Ltd.	30,481	1,918,474
GoPro, Inc., Class A *(b)	29,104	159,199
Hamilton Beach Brands Holding Co., Class A	1,750	44,992
Hanesbrands, Inc.	101,219	2,198,477
Hasbro, Inc.	30,245	2,860,270
Helen of Troy Ltd. *	7,206	671,239
Hooker Furniture Corp.	3,341	124,118
Hovnanian Enterprises, Inc., Class A *	50,500	102,515
Iconix Brand Group, Inc. *(b)	9,600	12,000
Installed Building Products, Inc. *	5,600	402,920
iRobot Corp. *	7,300	647,875
JAKKS Pacific, Inc. *	7,500	19,125
Johnson Outdoors, Inc., Class A	1,700	102,459
KB Home	21,260	670,115
La-Z-Boy, Inc.	13,049	393,427
Leggett & Platt, Inc.	38,800	1,804,588
Lennar Corp.	6,353	321,716
Lennar Corp., Class A	53,452	3,349,302
LGI Homes, Inc. *	4,573	309,501
Libbey, Inc.	7,232	51,130
lululemon Athletica, Inc. *	26,345	2,060,442
M.D.C. Holdings, Inc.	11,441	385,676
M/I Homes, Inc. *	7,028	227,286
Malibu Boats, Inc., Class A *	5,340	177,608
Marine Products Corp.	3,933	57,422
Mattel, Inc.	96,235	1,524,362
MCBC Holdings, Inc. *	4,993	120,681
Meritage Homes Corp. *	9,869	468,284
Michael Kors Holdings Ltd. *	40,400	2,666,400

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	16,653	4,680,492
Movado Group, Inc.	5,800	177,480
Nautilus, Inc. *	9,825	126,251
Newell Brands, Inc.	129,748	3,430,537
NIKE, Inc., Class B	354,196	24,163,251
Nova Lifestyle, Inc. *(b)	7,374	16,739
NVR, Inc. *	956	3,038,330
Oxford Industries, Inc.	4,425	348,690
Perry Ellis International, Inc. *	5,500	131,890
PICO Holdings, Inc. *	7,559	99,023
Polaris Industries, Inc.	15,001	1,695,263
PulteGroup, Inc.	73,176	2,329,192
PVH Corp.	21,607	3,350,814
Ralph Lauren Corp.	15,869	1,813,985
Roku, Inc. *(b)	4,751	192,986
Sequential Brands Group, Inc. *	18,160	29,419
Skechers U.S.A., Inc., Class A *	34,689	1,428,840
Steven Madden Ltd. *	14,112	651,974
Sturm, Ruger & Co., Inc. (b)	4,705	249,130
Superior Uniform Group, Inc.	3,200	75,392
Tapestry, Inc.	76,415	3,594,562
Taylor Morrison Home Corp., Class A *	27,763	706,013
Tempur Sealy International, Inc. *	11,841	706,197
Toll Brothers, Inc.	37,341	1,739,344
TopBuild Corp. *	9,381	718,022
TRI Pointe Group, Inc. *	38,176	622,651
Tupperware Brands Corp.	12,963	748,743
Under Armour, Inc., Class A *(b)	55,082	763,437
Under Armour, Inc., Class C *(b)	44,269	568,857
Unifi, Inc. *	5,045	179,652
Universal Electronics, Inc. *	4,081	188,134
Vera Bradley, Inc. *	5,909	54,895
VF Corp.	88,750	7,201,175
Vista Outdoor, Inc. *	17,574	266,246
Vuzix Corp. *(b)	7,800	70,980
Whirlpool Corp.	19,221	3,487,074
William Lyon Homes, Class A *	6,362	172,728
Wolverine World Wide, Inc.	25,060	822,720
ZAGG, Inc. *	8,000	133,600
		107,250,590

Consumer Services 2.2%
Adtalem Global Education, Inc. *	15,849	729,054
American Public Education, Inc. *	5,600	142,240
Aramark	62,952	2,883,831
Ascent Capital Group, Inc., Class A *	3,116	29,384
BBX Capital Corp.	20,416	185,990
Belmond Ltd., Class A *	33,013	425,868
Biglari Holdings, Inc. *	376	155,171
BJ’s Restaurants, Inc.	5,241	197,848
Bloomin’ Brands, Inc.	24,222	533,611
Boyd Gaming Corp.	24,400	963,068
Bridgepoint Education, Inc. *	13,700	105,901
Bright Horizons Family Solutions, Inc. *	13,712	1,346,518
Brinker International, Inc.	12,650	459,701
Buffalo Wild Wings, Inc. *	4,028	632,396
Caesars Entertainment Corp. *	37,602	524,548
Capella Education Co.	3,000	238,650
Career Education Corp. *	18,555	230,082
Carnival Corp.	109,027	7,807,423
Carriage Services, Inc.	4,171	111,074
Carrols Restaurant Group, Inc. *	10,038	124,973
Chegg, Inc. *	21,913	379,533
Chipotle Mexican Grill, Inc. *	6,434	2,089,506
Choice Hotels International, Inc.	9,798	804,906
Churchill Downs, Inc.	3,871	1,002,589
Chuy’s Holdings, Inc. *	6,760	179,140
Cracker Barrel Old Country Store, Inc. (b)	6,850	1,208,888
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	31,845	3,052,343
Dave & Buster’s Entertainment, Inc. *	10,803	507,741
Del Frisco’s Restaurant Group, Inc. *	6,885	120,488
Del Taco Restaurants, Inc. *	8,895	112,700
Denny’s Corp. *	21,100	316,289
DineEquity, Inc.	5,087	281,718
Domino’s Pizza, Inc.	11,897	2,579,864
Dover Motorsports, Inc.	1,400	2,800
Drive Shack, Inc. *	17,215	89,174
Dunkin’ Brands Group, Inc.	25,347	1,638,684
Eldorado Resorts, Inc. *	16,256	561,645
Extended Stay America, Inc.	50,042	1,012,350
Fiesta Restaurant Group, Inc. *	7,980	153,216
Golden Entertainment, Inc. *	3,400	106,488
Graham Holdings Co., Class B	1,203	715,123
Grand Canyon Education, Inc. *	12,545	1,166,560
H&R Block, Inc.	54,700	1,451,738
Hilton Grand Vacations, Inc. *	17,058	767,098
Hilton Worldwide Holdings, Inc.	56,082	4,803,423
Houghton Mifflin Harcourt Co. *	27,761	233,192
Hyatt Hotels Corp., Class A *	11,875	965,438
ILG, Inc.	31,176	979,238
International Speedway Corp., Class A	9,345	433,608
J Alexander’s Holdings, Inc. *	6,429	62,040
Jack in the Box, Inc.	8,809	801,531
K12, Inc. *	12,100	209,935
La Quinta Holdings, Inc. *	28,898	575,937
Las Vegas Sands Corp.	99,027	7,676,573
Laureate Education, Inc., Class A *	9,637	138,773
Luby’s, Inc. *	6,900	21,114
Marriott International, Inc., Class A	81,839	12,058,158
Marriott Vacations Worldwide Corp.	6,115	931,498
McDonald’s Corp.	213,685	36,570,051
MGM Resorts International	138,609	5,052,298
Monarch Casino & Resort, Inc. *	3,610	164,472
Norwegian Cruise Line Holdings Ltd. *	47,908	2,909,932
Papa John’s International, Inc.	8,900	577,521
Penn National Gaming, Inc. *	25,469	812,716
Pinnacle Entertainment, Inc. *	14,608	471,692
Planet Fitness, Inc., Class A *	22,598	762,908
Playa Hotels & Resorts N.V. *	16,995	176,068
Potbelly Corp. *	7,813	94,537
Red Robin Gourmet Burgers, Inc. *	3,624	190,804
Red Rock Resorts, Inc., Class A	24,493	850,642
Regis Corp. *	10,203	162,432
Royal Caribbean Cruises Ltd.	47,019	6,279,387
Ruth’s Hospitality Group, Inc.	8,981	212,850
Scientific Games Corp., Class A *	16,071	749,712
SeaWorld Entertainment, Inc. *(b)	18,590	283,498
Service Corp. International	50,433	2,015,807
ServiceMaster Global Holdings, Inc. *	36,674	1,933,453
Shake Shack, Inc., Class A *	4,957	216,670
Six Flags Entertainment Corp.	22,200	1,499,832
Sonic Corp.	10,721	277,031
Sotheby’s *	9,636	508,395
Speedway Motorsports, Inc.	4,350	90,263
Starbucks Corp.	381,257	21,659,210
Strayer Education, Inc.	2,806	259,499
Texas Roadhouse, Inc.	19,254	1,130,595
The Cheesecake Factory, Inc.	11,134	547,681
The Marcus Corp.	6,272	163,072
The Wendy’s Co.	47,807	773,517
Vail Resorts, Inc.	10,477	2,289,853
Weight Watchers International, Inc. *	6,500	417,885
Wingstop, Inc.	7,958	384,849
Wyndham Worldwide Corp.	26,683	3,312,161
Wynn Resorts Ltd.	21,385	3,541,142

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yum! Brands, Inc.	89,936	7,607,686
Zoe’s Kitchen, Inc. *	5,678	83,580
		173,052,071

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	14,912	2,976,883
AG Mortgage Investment Trust, Inc.	8,935	155,826
AGNC Investment Corp.	104,760	1,968,440
Ally Financial, Inc.	118,959	3,541,409
American Express Co.	192,217	19,106,370
Ameriprise Financial, Inc.	39,830	6,719,321
Annaly Capital Management, Inc.	319,757	3,370,239
Anworth Mortgage Asset Corp.	31,362	152,419
Apollo Commercial Real Estate Finance, Inc.	22,764	413,622
Arbor Realty Trust, Inc.	14,812	120,718
Ares Commercial Real Estate Corp.	10,752	136,228
Arlington Asset Investment Corp., Class A	6,941	72,881
ARMOUR Residential REIT, Inc.	10,820	253,296
Artisan Partners Asset Management, Inc., Class A	12,326	482,563
Associated Capital Group, Inc., Class A	3,400	117,810
Asta Funding, Inc. *	6,000	42,300
Atlanticus Holdings Corp. *	4,629	10,276
Berkshire Hathaway, Inc., Class B *	517,252	110,888,484
BGC Partners, Inc., Class A	68,800	984,528
BlackRock, Inc.	33,184	18,642,771
Blackstone Mortgage Trust, Inc., Class A	27,702	858,762
Cannae Holdings, Inc. *	19,093	332,409
Capital One Financial Corp.	130,600	13,577,176
Capstead Mortgage Corp.	28,021	230,052
Cboe Global Markets, Inc.	30,150	4,051,858
Chimera Investment Corp.	50,440	856,976
CME Group, Inc.	91,313	14,014,719
Cohen & Steers, Inc.	6,489	264,557
Cowen, Inc., *	8,211	106,332
Credit Acceptance Corp. *	3,400	1,121,014
CYS Investments, Inc.	57,924	390,408
Diamond Hill Investment Group, Inc.	1,017	213,936
Discover Financial Services	98,068	7,825,826
Donnelley Financial Solutions, Inc. *	9,665	207,314
Dynex Capital, Inc.	14,397	93,581
E*TRADE Financial Corp. *	72,145	3,802,041
Eaton Vance Corp.	34,000	1,965,200
Encore Capital Group, Inc. *	6,419	266,068
Enova International, Inc. *	10,313	184,603
Evercore, Inc., Class A	10,027	1,008,215
EZCORP, Inc., Class A *	14,614	172,445
FactSet Research Systems, Inc.	10,658	2,138,954
Federated Investors, Inc., Class B	24,708	856,873
Financial Engines, Inc.	16,713	475,485
FirstCash, Inc.	12,768	933,341
Franklin Resources, Inc.	90,192	3,825,043
GAMCO Investors, Inc., Class A	3,400	100,232
Granite Point Mortgage Trust, Inc.	10,139	174,796
Green Dot Corp., Class A *	13,949	854,516
Greenhill & Co., Inc.	6,539	121,298
Hamilton Lane, Inc., Class A	4,372	162,988
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,711	319,817
Houlihan Lokey, Inc.	8,090	385,893
Interactive Brokers Group, Inc., Class A	18,778	1,201,604
Intercontinental Exchange, Inc.	156,516	11,557,141
INTL. FCStone, Inc. *	4,437	193,009
Invesco Ltd.	108,387	3,916,022
Invesco Mortgage Capital, Inc.	27,466	446,048
Investment Technology Group, Inc.	10,065	214,988
Janus Henderson Group plc	47,923	1,887,208
Security	Number of Shares	Value ($)
Ladder Capital Corp.	24,593	355,861
Ladenburg Thalmann Financial Services, Inc.	36,436	113,316
Lazard Ltd., Class A	33,825	1,981,130
Legg Mason, Inc.	25,882	1,103,091
LendingClub Corp. *	99,080	362,633
Leucadia National Corp.	80,875	2,189,286
LPL Financial Holdings, Inc.	25,721	1,534,515
MarketAxess Holdings, Inc.	10,362	2,033,128
MFA Financial, Inc.	120,128	860,116
Moelis & Co., Class A	8,444	436,555
Moody’s Corp.	44,373	7,179,108
Morgan Stanley	371,325	20,998,429
Morningstar, Inc.	6,600	634,392
MSCI, Inc.	24,258	3,377,441
MTGE Investment Corp.	14,600	248,200
Nasdaq, Inc.	33,507	2,711,051
Navient Corp.	72,000	1,026,000
Nelnet, Inc., Class A	5,544	288,898
New Residential Investment Corp.	85,495	1,478,209
New York Mortgage Trust, Inc.	31,075	177,128
Northern Trust Corp.	58,425	6,157,411
OneMain Holdings, Inc. *	20,012	654,593
Orchid Island Capital, Inc. (b)	12,908	97,843
PennyMac Mortgage Investment Trust	17,846	292,674
Piper Jaffray Cos.	3,950	364,585
PJT Partners, Inc., Class A	5,047	238,975
PRA Group, Inc. *	12,232	437,294
Raymond James Financial, Inc.	34,613	3,336,347
Redwood Trust, Inc.	27,300	406,497
Resource Capital Corp.	9,433	89,425
S&P Global, Inc.	68,217	12,354,099
Santander Consumer USA Holdings, Inc.	30,828	531,783
SEI Investments Co.	35,629	2,677,519
SLM Corp. *	113,670	1,300,385
Starwood Property Trust, Inc.	71,282	1,453,440
State Street Corp.	99,153	10,923,686
Stifel Financial Corp.	18,305	1,235,954
Synchrony Financial	198,963	7,894,852
T. Rowe Price Group, Inc.	65,438	7,304,844
TD Ameritrade Holding Corp.	75,361	4,204,390
The Bank of New York Mellon Corp.	275,300	15,609,510
The Charles Schwab Corp. (a)	318,770	17,003,192
The Goldman Sachs Group, Inc.	94,000	25,181,660
Two Harbors Investment Corp.	52,308	771,543
Virtu Financial, Inc., Class A	12,058	230,308
Virtus Investment Partners, Inc.	1,996	255,488
Voya Financial, Inc.	48,594	2,522,515
Waddell & Reed Financial, Inc., Class A	21,893	503,539
Western Asset Mortgage Capital Corp.	14,407	134,417
Westwood Holdings Group, Inc.	2,653	173,692
WisdomTree Investments, Inc.	30,785	356,798
World Acceptance Corp. *	1,677	197,970
		425,450,847

Energy 5.6%
Abraxas Petroleum Corp. *	53,135	126,993
Adams Resources & Energy, Inc.	1,166	51,887
Anadarko Petroleum Corp.	147,511	8,858,036
Andeavor	37,874	4,096,452
Antero Resources Corp. *	67,700	1,315,411
Apache Corp.	102,238	4,587,419
Arch Coal, Inc., Class A	6,370	573,364
Archrock, Inc.	19,914	185,200
Baker Hughes, a GE Co.	117,006	3,761,743
Basic Energy Services, Inc. *	6,128	119,435
Bill Barrett Corp. *	21,405	109,808
Bonanza Creek Energy, Inc. *	5,381	150,722

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bristow Group, Inc.	8,868	136,656
C&J Energy Services, Inc. *	16,763	513,283
Cabot Oil & Gas Corp.	123,362	3,250,589
California Resources Corp. *	10,379	219,308
Callon Petroleum Co. *	53,029	601,879
Carrizo Oil & Gas, Inc. *	20,687	416,016
Centennial Resource Development, Inc., Class A *	45,922	937,268
Cheniere Energy, Inc. *	54,605	3,088,459
Chesapeake Energy Corp. *	239,129	836,951
Chevron Corp.	510,658	64,010,980
Cimarex Energy Co.	26,070	2,925,054
Cloud Peak Energy, Inc. *	22,147	110,735
CNX Resources Corp. *	65,120	912,331
Comstock Resources, Inc. *	10,160	98,958
Concho Resources, Inc. *	40,566	6,386,711
ConocoPhillips	323,262	19,011,038
CONSOL Energy, Inc. *	6,970	226,037
Continental Resources, Inc. *	25,700	1,427,121
Core Laboratories N.V.	12,494	1,428,064
CVR Energy, Inc.	5,100	182,529
Delek US Holdings, Inc.	18,919	660,084
Denbury Resources, Inc. *	103,025	250,351
Devon Energy Corp.	143,407	5,932,748
Diamond Offshore Drilling, Inc. *(b)	16,951	299,694
Diamondback Energy, Inc. *	26,352	3,307,176
Dorian LPG Ltd. *	1,074	8,205
Dril-Quip, Inc. *	9,836	508,029
Energen Corp. *	29,377	1,534,361
Energy XXI Gulf Coast, Inc. *	9,995	67,066
Ensco plc, Class A	112,063	661,172
EOG Resources, Inc.	154,532	17,771,180
EQT Corp.	65,056	3,531,890
Era Group, Inc. *	6,921	70,110
Exterran Corp. *	8,904	257,147
Extraction Oil & Gas, Inc. *	33,507	472,449
Exxon Mobil Corp.	1,138,640	99,403,272
Fairmount Santrol Holdings, Inc. *	42,338	235,823
Forum Energy Technologies, Inc. *	19,571	330,750
Frank’s International N.V.	20,602	142,566
Gastar Exploration, Inc. *	61,832	61,739
Gener8 Maritime, Inc. *	23,934	140,493
Geospace Technologies Corp. *	4,643	63,888
Gevo, Inc. *(b)	301,600	164,372
Green Plains, Inc.	9,300	162,750
Gulf Island Fabrication, Inc.	4,100	52,890
Gulfport Energy Corp. *	43,693	444,358
Halcon Resources Corp. *	40,012	319,696
Halliburton Co.	234,610	12,598,557
Helix Energy Solutions Group, Inc. *	39,464	297,164
Helmerich & Payne, Inc.	30,706	2,211,753
Hess Corp.	73,299	3,702,332
HollyFrontier Corp.	47,948	2,299,586
International Seaways, Inc. *	8,291	138,377
Jagged Peak Energy, Inc. *	10,987	141,183
Keane Group, Inc. *	9,267	153,183
Kinder Morgan, Inc.	519,217	9,335,522
Kosmos Energy Ltd. *	61,984	428,309
Laredo Petroleum, Inc. *	35,379	344,238
Marathon Oil Corp.	230,250	4,188,247
Marathon Petroleum Corp.	131,710	9,123,552
Matador Resources Co. *	25,402	823,279
Matrix Service Co. *	8,000	143,200
McDermott International, Inc. *	74,593	654,927
Midstates Petroleum Co., Inc. *	7,777	127,621
Murphy Oil Corp.	46,367	1,488,381
Nabors Industries Ltd.	103,411	810,742
NACCO Industries, Inc., Class A	1,900	79,895
National Oilwell Varco, Inc.	105,307	3,862,661
Security	Number of Shares	Value ($)
Natural Gas Services Group, Inc. *	4,213	116,068
Newfield Exploration Co. *	55,300	1,750,798
Newpark Resources, Inc. *	23,650	215,215
Noble Corp. plc *	64,738	303,621
Noble Energy, Inc.	132,236	4,035,843
Oasis Petroleum, Inc. *	75,392	652,895
Occidental Petroleum Corp.	204,851	15,357,679
Oceaneering International, Inc.	25,710	531,683
Oil States International, Inc. *	13,562	433,984
ONEOK, Inc.	111,180	6,544,055
Pacific Ethanol, Inc. *	10,200	42,840
Panhandle Oil & Gas, Inc., Class A	6,200	126,170
Par Pacific Holdings, Inc. *	6,744	122,943
Parker Drilling Co. *	60,300	68,742
Parsley Energy, Inc., Class A *	69,225	1,633,710
Patterson-UTI Energy, Inc.	57,529	1,358,835
PBF Energy, Inc., Class A	28,509	921,696
PDC Energy, Inc. *	17,371	900,686
Peabody Energy Corp. *	30,793	1,244,345
Penn Virginia Corp. *	3,770	159,245
PHI, Inc. — Non Voting Shares *	4,000	45,960
Phillips 66	115,167	11,793,101
Pioneer Energy Services Corp. *	30,366	98,689
Pioneer Natural Resources Co.	45,599	8,340,513
ProPetro Holding Corp. *	15,890	296,825
QEP Resources, Inc. *	63,158	591,159
Range Resources Corp.	59,007	840,850
Renewable Energy Group, Inc. *	9,517	101,832
Resolute Energy Corp. *(b)	5,506	186,763
REX American Resources Corp. *	1,646	134,396
RigNet, Inc. *	4,141	68,326
Ring Energy, Inc. *	14,004	193,255
Rowan Cos. plc, Class A *	28,816	424,171
RPC, Inc. (b)	21,418	432,644
RSP Permian, Inc. *	32,809	1,301,861
Sanchez Energy Corp. *(b)	21,702	107,425
SandRidge Energy, Inc. *	9,649	172,621
Schlumberger Ltd.	373,161	27,457,186
SEACOR Holdings, Inc. *	4,850	225,913
SEACOR Marine Holdings, Inc. *	4,876	72,945
Select Energy Services, Inc., Class A *	6,138	109,993
SemGroup Corp., Class A	17,476	500,687
SM Energy Co.	26,956	629,423
Solaris Oilfield Infrastructure, Inc., Class A *	5,765	108,786
Southwestern Energy Co. *	134,695	571,107
SRC Energy, Inc. *	63,800	634,810
Stone Energy Corp. *	5,000	180,700
Superior Energy Services, Inc. *	41,000	428,450
Synthesis Energy Systems, Inc. *	41,826	92,017
Targa Resources Corp.	58,637	2,814,576
TechnipFMC plc	116,404	3,778,474
Tellurian, Inc. *(b)	16,123	182,996
TETRA Technologies, Inc. *	33,023	126,808
The Williams Cos., Inc.	218,925	6,872,056
Tidewater, Inc. *	5,957	166,498
Transocean Ltd. *	111,517	1,203,268
Ultra Petroleum Corp. *	51,863	362,004
Unit Corp. *	14,188	343,775
Uranium Energy Corp. *	39,550	62,093
US Silica Holdings, Inc.	21,204	705,881
Valero Energy Corp.	117,077	11,235,880
Weatherford International plc *	259,007	1,020,488
Westmoreland Coal Co. *	9,600	10,368
Whiting Petroleum Corp. *	23,553	657,600
WildHorse Resource Development Corp. *	6,671	118,810

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
World Fuel Services Corp.	17,400	485,286
WPX Energy, Inc. *	104,128	1,533,805
		444,807,532

Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	10,991	1,331,120
Costco Wholesale Corp.	117,107	22,820,641
CVS Health Corp.	271,659	21,376,847
Ingles Markets, Inc., Class A	4,200	141,120
Performance Food Group Co. *	22,695	779,573
PriceSmart, Inc.	7,280	620,256
Rite Aid Corp. *	315,580	687,964
SpartanNash, Co.	10,256	249,939
Sprouts Farmers Market, Inc. *	32,462	906,664
SUPERVALU, Inc. *	10,421	165,069
Sysco Corp.	129,345	8,131,920
The Andersons, Inc.	7,371	251,351
The Chefs’ Warehouse, Inc. *	5,869	119,434
The Kroger Co.	239,101	7,259,106
U.S. Foods Holding Corp. *	41,396	1,330,053
United Natural Foods, Inc. *	13,438	639,649
Wal-Mart Stores, Inc.	393,519	41,949,125
Walgreens Boots Alliance, Inc.	234,510	17,649,223
Weis Markets, Inc.	4,797	190,729
		126,599,783

Food, Beverage & Tobacco 3.9%
22nd Century Group, Inc. *(b)	28,273	96,411
Alico, Inc.	2,000	53,800
Alliance One International, Inc. *	2,460	32,349
Altria Group, Inc.	512,381	36,040,879
Archer-Daniels-Midland Co.	149,063	6,402,256
B&G Foods, Inc. (b)	17,444	575,652
Blue Buffalo Pet Products, Inc. *	24,900	846,102
Brown-Forman Corp., Class A	16,000	1,104,000
Brown-Forman Corp., Class B	54,232	3,758,278
Bunge Ltd.	37,900	3,010,397
Cal-Maine Foods, Inc. *	8,085	344,017
Calavo Growers, Inc.	4,289	373,143
Campbell Soup Co.	52,932	2,463,985
Coca-Cola Bottling Co. Consolidated	1,248	252,745
ConAgra Brands, Inc.	110,633	4,204,054
Constellation Brands, Inc., Class A	45,975	10,090,133
Darling Ingredients, Inc. *	42,653	790,787
Dean Foods Co.	26,756	277,460
Dr Pepper Snapple Group, Inc.	49,900	5,955,565
Farmer Brothers Co. *	4,500	142,200
Flowers Foods, Inc.	48,734	955,674
Fresh Del Monte Produce, Inc.	9,062	428,723
Freshpet, Inc. *	6,900	126,960
General Mills, Inc.	153,042	8,951,426
Hormel Foods Corp.	73,399	2,519,788
Hostess Brands, Inc. *	20,300	280,140
Ingredion, Inc.	19,000	2,729,160
J&J Snack Foods Corp.	4,866	673,649
John B. Sanfilippo & Son, Inc.	2,559	160,245
Kellogg Co.	67,277	4,582,236
Lamb Weston Holdings, Inc.	40,264	2,359,470
Lancaster Colony Corp.	5,200	667,680
Landec Corp. *	9,100	119,665
Limoneira Co.	2,900	62,495
McCormick & Co., Inc. — Non Voting Shares	31,977	3,478,138
MGP Ingredients, Inc.	3,577	320,285
Molson Coors Brewing Co., Class B	51,386	4,317,452
Mondelez International, Inc., Class A	398,170	17,678,748
Monster Beverage Corp. *	110,485	7,538,391
Security	Number of Shares	Value ($)
National Beverage Corp.	3,177	350,963
PepsiCo, Inc.	382,002	45,954,841
Philip Morris International, Inc.	417,489	44,767,345
Pilgrim’s Pride Corp. *	13,606	377,839
Pinnacle Foods, Inc.	32,400	2,006,856
Post Holdings, Inc. *	16,813	1,272,240
Primo Water Corp. *	8,605	111,607
Rocky Mountain Chocolate Factory, Inc.	3,427	42,460
Sanderson Farms, Inc.	5,141	652,393
Seaboard Corp.	100	433,600
Snyder’s-Lance, Inc.	22,494	1,124,250
The Boston Beer Co., Inc., Class A *	2,342	444,629
The Coca-Cola Co.	1,029,894	49,012,655
The Hain Celestial Group, Inc. *	29,912	1,140,844
The Hershey Co.	37,897	4,181,176
The JM Smucker Co.	30,347	3,850,731
The Kraft Heinz Co.	160,049	12,546,241
The Simply Good Foods Co. *	13,000	176,800
Tootsie Roll Industries, Inc.	5,275	188,845
TreeHouse Foods, Inc. *	14,730	694,667
Tyson Foods, Inc., Class A	80,199	6,103,946
Universal Corp.	6,700	321,600
Vector Group Ltd.	30,725	654,442
		311,175,508

Health Care Equipment & Services 5.5%
Abaxis, Inc.	6,530	467,874
Abbott Laboratories	465,911	28,961,028
ABIOMED, Inc. *	11,503	2,703,205
Acadia Healthcare Co., Inc. *	21,216	723,041
Accuray, Inc. *	28,423	160,590
Aceto Corp.	7,900	86,979
Aetna, Inc.	86,675	16,192,623
Align Technology, Inc. *	19,300	5,056,600
Allscripts Healthcare Solutions, Inc. *	47,175	703,379
Almost Family, Inc. *	3,697	210,914
Amedisys, Inc. *	7,656	410,515
American Renal Associates Holdings, Inc. *	4,023	76,075
AmerisourceBergen Corp.	44,661	4,451,362
AMN Healthcare Services, Inc. *	15,100	810,115
Analogic Corp.	3,529	292,554
AngioDynamics, Inc. *	11,557	201,207
Anika Therapeutics, Inc. *	4,606	307,312
Antares Pharma, Inc. *	48,097	100,523
Anthem, Inc.	68,722	17,032,748
athenahealth, Inc. *	10,500	1,315,755
AtriCure, Inc. *	9,515	155,190
Atrion Corp.	475	273,315
AxoGen, Inc. *	10,900	303,020
Baxter International, Inc.	132,187	9,521,430
Becton, Dickinson & Co.	70,951	17,236,836
BioScrip, Inc. *	36,021	100,499
BioTelemetry, Inc. *	7,518	256,740
Boston Scientific Corp. *	367,052	10,262,774
Brookdale Senior Living, Inc. *	51,725	491,387
Cantel Medical Corp.	10,504	1,165,209
Capital Senior Living Corp. *	8,394	94,684
Cardinal Health, Inc.	86,482	6,208,543
Cardiovascular Systems, Inc. *	9,899	244,604
Centene Corp. *	47,654	5,110,415
Cerner Corp. *	85,791	5,930,732
Cerus Corp. *	33,302	147,528
Chemed Corp.	4,674	1,217,904
Cigna Corp.	65,457	13,637,966
Civitas Solutions, Inc. *	5,560	97,578
Community Health Systems, Inc. *	28,066	158,573
Computer Programs & Systems, Inc.	3,600	107,820
ConforMIS, Inc. *	16,943	23,551

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CONMED Corp.	7,300	421,794
Corindus Vascular Robotics, Inc. *	28,381	32,638
CorVel Corp. *	2,700	139,455
Cotiviti Holdings, Inc. *	10,351	362,285
Cross Country Healthcare, Inc. *	12,500	175,125
CryoLife, Inc. *	9,050	170,593
Cutera, Inc. *	4,219	209,262
Danaher Corp.	163,808	16,590,474
DaVita, Inc. *	42,300	3,301,092
DENTSPLY SIRONA, Inc.	61,540	3,742,247
DexCom, Inc. *	24,599	1,431,662
Diplomat Pharmacy, Inc. *	12,923	348,792
Edwards Lifesciences Corp. *	57,765	7,311,894
Encompass Health Corp.	25,438	1,346,179
Endologix, Inc. *	22,949	95,009
Envision Healthcare Corp. *	35,164	1,265,552
Evolent Health, Inc., Class A *	16,158	227,828
Exactech, Inc. *	3,080	154,308
Express Scripts Holding Co. *	151,483	11,994,424
Five Star Senior Living, Inc. *	14,335	20,786
GenMark Diagnostics, Inc. *	23,500	127,840
Glaukos Corp. *	8,377	251,394
Globus Medical, Inc., Class A *	19,129	880,699
Haemonetics Corp. *	13,966	902,902
Halyard Health, Inc. *	12,275	599,143
HCA Healthcare, Inc. *	74,208	7,506,881
HealthEquity, Inc. *	14,400	728,928
HealthStream, Inc. *	6,800	159,936
Henry Schein, Inc. *	43,897	3,322,125
Heska Corp. *	1,591	124,018
Hill-Rom Holdings, Inc.	18,687	1,594,562
HMS Holdings Corp. *	22,418	384,020
Hologic, Inc. *	70,950	3,029,565
Humana, Inc.	37,745	10,637,673
ICU Medical, Inc. *	4,711	1,078,583
IDEXX Laboratories, Inc. *	24,100	4,507,664
Inogen, Inc. *	4,617	562,535
Inovalon Holdings, Inc., Class A *	17,744	230,672
Insulet Corp. *	15,248	1,166,929
Integer Holdings Corp. *	7,675	384,901
Integra LifeSciences Holdings Corp. *	17,400	916,284
Intuitive Surgical, Inc. *	29,961	12,933,265
Invacare Corp.	9,218	169,611
iRhythm Technologies, Inc. *	6,447	384,435
K2M Group Holdings, Inc. *	12,900	271,803
Kindred Healthcare, Inc.	23,655	217,626
Laboratory Corp. of America Holdings *	26,800	4,676,600
Lantheus Holdings, Inc. *	7,198	165,554
LeMaitre Vascular, Inc.	4,566	158,897
LHC Group, Inc. *	4,454	279,711
LifePoint Health, Inc. *	14,864	735,025
LivaNova plc *	12,730	1,089,051
Magellan Health, Inc. *	6,258	623,297
Masimo Corp. *	12,368	1,165,560
McKesson Corp.	56,178	9,487,341
Medidata Solutions, Inc. *	15,217	1,036,430
MEDNAX, Inc. *	26,500	1,399,465
Medtronic plc	362,120	31,102,487
Meridian Bioscience, Inc.	13,107	205,125
Merit Medical Systems, Inc. *	13,280	616,856
Molina Healthcare, Inc. *	13,450	1,228,792
National HealthCare Corp.	3,458	215,675
National Research Corp., Class A	3,236	121,835
Natus Medical, Inc. *	8,541	265,198
Neogen Corp. *	15,676	925,354
Nevro Corp. *	7,443	597,375
NuVasive, Inc. *	13,357	652,757
Nuvectra Corp. *	2,233	18,132
NxStage Medical, Inc. *	18,700	468,061
Security	Number of Shares	Value ($)
Omnicell, Inc. *	10,104	495,601
OraSure Technologies, Inc. *	16,500	359,040
Orthofix International N.V. *	5,056	290,417
Owens & Minor, Inc.	16,200	341,172
Patterson Cos., Inc.	27,834	998,962
Penumbra, Inc. *	7,883	785,147
Premier, Inc., Class A *	22,600	733,370
Quality Systems, Inc. *	14,156	184,028
Quest Diagnostics, Inc.	35,724	3,780,314
Quidel Corp. *	7,886	361,021
Quorum Health Corp. *	5,949	36,705
R1 RCM, Inc. *	25,130	129,420
RadNet, Inc. *	9,459	96,009
ResMed, Inc.	36,629	3,691,837
RTI Surgical, Inc. *	18,100	81,450
SeaSpine Holdings Corp. *	1,766	19,408
Select Medical Holdings Corp. *	27,946	494,644
STAAR Surgical Co. *	8,247	129,478
STERIS plc	21,981	1,998,513
Stryker Corp.	86,660	14,245,171
Surgery Partners, Inc. *(b)	5,591	86,940
Surmodics, Inc. *	4,200	123,060
Tabula Rasa HealthCare, Inc. *	3,600	128,988
Tactile Systems Technology, Inc. *	4,107	129,494
Teladoc, Inc. *	13,485	504,339
Teleflex, Inc.	12,575	3,492,706
Tenet Healthcare Corp. *(b)	22,155	418,286
The Cooper Cos., Inc.	13,287	3,250,930
The Ensign Group, Inc.	19,106	440,011
The Providence Service Corp. *	3,302	212,418
Tivity Health, Inc. *	11,200	434,000
Triple-S Management Corp., Class B *	6,648	152,771
U.S. Physical Therapy, Inc.	5,000	379,750
UnitedHealth Group, Inc.	260,130	61,593,581
Universal Health Services, Inc., Class B	24,626	2,992,059
Utah Medical Products, Inc.	1,365	122,987
Varex Imaging Corp. *	10,263	435,870
Varian Medical Systems, Inc. *	23,639	3,013,972
Veeva Systems, Inc., Class A *	31,928	2,006,994
ViewRay, Inc. *	8,260	73,762
Vocera Communications, Inc. *	8,573	251,189
WellCare Health Plans, Inc. *	12,559	2,642,162
West Pharmaceutical Services, Inc.	20,200	2,024,040
Wright Medical Group N.V. *	28,288	643,552
Zimmer Biomet Holdings, Inc.	55,231	7,020,965
		434,487,201

Household & Personal Products 1.4%
Avon Products, Inc. *	123,017	300,162
Central Garden & Pet Co. *	7,910	309,993
Central Garden & Pet Co., Class A *	7,429	280,222
Church & Dwight Co., Inc.	67,000	3,272,950
Colgate-Palmolive Co.	235,741	17,501,412
Coty, Inc., Class A	128,035	2,510,766
Edgewell Personal Care Co. *	14,287	806,644
elf Beauty, Inc. *(b)	6,276	129,035
Energizer Holdings, Inc.	15,933	927,619
Herbalife Ltd. *	15,755	1,307,507
HRG Group, Inc. *	39,918	728,504
Inter Parfums, Inc.	5,613	255,953
Kimberly-Clark Corp.	94,919	11,105,523
Medifast, Inc.	2,913	200,152
Nu Skin Enterprises, Inc., Class A	12,951	930,400
Oil-Dri Corp. of America	1,600	62,224
Orchids Paper Products Co.	2,500	37,650
Revlon, Inc., Class A *(b)	3,255	66,728
Spectrum Brands Holdings, Inc.	6,500	769,990
The Clorox Co.	34,647	4,909,133

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	60,619	8,181,140
The Procter & Gamble Co.	684,145	59,069,079
USANA Health Sciences, Inc. *	3,156	235,595
WD-40 Co.	3,915	484,481
		114,382,862

Insurance 2.7%
Aflac, Inc.	105,293	9,286,843
Alleghany Corp. *	4,140	2,598,678
Ambac Financial Group, Inc. *	13,400	217,080
American Equity Investment Life Holding Co.	23,100	762,300
American Financial Group, Inc.	18,750	2,125,125
American International Group, Inc.	240,552	15,376,084
American National Insurance Co.	2,769	349,974
AMERISAFE, Inc.	5,346	324,769
AmTrust Financial Services, Inc. (b)	25,628	343,928
Aon plc	67,537	9,601,735
Arch Capital Group Ltd. *	34,953	3,178,626
Argo Group International Holdings Ltd.	7,726	473,604
Arthur J. Gallagher & Co.	47,600	3,252,032
Aspen Insurance Holdings Ltd.	18,300	683,505
Assurant, Inc.	14,800	1,353,904
Assured Guaranty Ltd.	29,920	1,064,853
Athene Holding Ltd., Class A *	19,150	960,564
Axis Capital Holdings Ltd.	21,600	1,091,448
Baldwin & Lyons, Inc., Class B	4,687	107,801
Brighthouse Financial, Inc. *	26,556	1,706,489
Brown & Brown, Inc.	32,170	1,688,282
Chubb Ltd.	124,286	19,407,259
Cincinnati Financial Corp.	40,483	3,113,143
Citizens, Inc. *(b)	16,000	126,880
CNA Financial Corp.	10,089	546,420
CNO Financial Group, Inc.	47,208	1,160,845
Crawford & Co., Class B	5,800	54,694
eHealth, Inc. *	4,902	85,883
EMC Insurance Group, Inc.	4,151	117,266
Employers Holdings, Inc.	9,216	390,758
Enstar Group Ltd. *	2,822	585,847
Erie Indemnity Co., Class A	5,829	692,252
Everest Re Group Ltd.	11,037	2,536,303
FBL Financial Group, Inc., Class A	3,305	230,028
Federated National Holding Co.	4,085	60,581
First American Financial Corp.	32,500	1,919,775
FNF Group	73,152	2,851,465
Genworth Financial, Inc., Class A *	131,320	401,839
Greenlight Capital Re Ltd., Class A *	7,400	149,850
Health Insurance Innovations, Inc., Class A *	3,371	87,477
Heritage Insurance Holdings, Inc.	6,081	103,559
Horace Mann Educators Corp.	11,020	455,126
Independence Holding Co.	2,970	87,021
Infinity Property & Casualty Corp.	3,070	310,837
James River Group Holdings Ltd.	6,726	255,588
Kemper Corp.	12,973	841,299
Kinsale Capital Group, Inc.	5,610	267,709
Lincoln National Corp.	58,126	4,812,833
Loews Corp.	72,626	3,751,133
Maiden Holdings Ltd.	18,900	133,245
Markel Corp. *	3,837	4,403,686
Marsh & McLennan Cos., Inc.	136,715	11,418,437
MBIA, Inc. *(b)	25,042	183,808
Mercury General Corp.	12,645	618,973
MetLife, Inc.	281,256	13,519,976
National General Holdings Corp.	16,827	336,877
National Western Life Group, Inc., Class A	624	202,114
Old Republic International Corp.	62,680	1,346,993
Primerica, Inc.	12,598	1,272,398
Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	71,604	4,840,430
ProAssurance Corp.	16,317	892,540
Prudential Financial, Inc.	113,427	13,477,396
Reinsurance Group of America, Inc.	17,110	2,680,281
RenaissanceRe Holdings Ltd.	11,532	1,466,178
RLI Corp.	12,700	816,102
Safety Insurance Group, Inc.	4,355	338,166
Selective Insurance Group, Inc.	15,633	910,622
State Auto Financial Corp.	5,500	163,735
Stewart Information Services Corp.	6,635	295,324
The Allstate Corp.	96,635	9,544,639
The Hanover Insurance Group, Inc.	12,032	1,361,421
The Hartford Financial Services Group, Inc.	94,893	5,575,913
The Navigators Group, Inc.	6,420	312,012
The Progressive Corp.	155,456	8,410,170
The Travelers Cos., Inc.	73,640	11,040,109
Third Point Reinsurance Ltd. *	22,436	319,713
Torchmark Corp.	27,300	2,480,205
Trupanion, Inc. *(b)	5,574	194,644
United Fire Group, Inc.	6,616	287,068
United Insurance Holdings Corp.	6,439	124,401
Universal Insurance Holdings, Inc.	8,700	255,780
Unum Group	58,845	3,129,966
Validus Holdings Ltd.	20,544	1,390,829
W. R. Berkley Corp.	26,280	1,917,914
White Mountains Insurance Group Ltd.	897	753,390
Willis Towers Watson plc	35,208	5,649,828
WMIH Corp. *	65,435	61,705
XL Group Ltd.	69,125	2,546,565
		216,624,847

Materials 3.4%
A. Schulman, Inc.	8,178	318,942
AdvanSix, Inc. *	8,170	322,388
Air Products & Chemicals, Inc.	57,785	9,729,260
AK Steel Holding Corp. *	76,627	387,733
Albemarle Corp.	29,484	3,290,120
Alcoa Corp. *	46,448	2,416,225
Allegheny Technologies, Inc. *	32,393	873,315
American Vanguard Corp.	7,917	167,445
Ampco-Pittsburgh Corp.	4,500	61,200
AptarGroup, Inc.	17,804	1,556,426
Ashland Global Holdings, Inc.	15,856	1,150,987
Avery Dennison Corp.	24,412	2,994,864
Axalta Coating Systems Ltd. *	60,963	1,920,334
Balchem Corp.	8,697	687,063
Ball Corp.	92,900	3,556,212
Bemis Co., Inc.	26,045	1,217,343
Berry Global Group, Inc. *	35,443	2,097,871
Boise Cascade Co.	9,941	441,877
Cabot Corp.	16,400	1,109,296
Calgon Carbon Corp.	12,500	266,875
Carpenter Technology Corp.	12,020	617,828
Celanese Corp., Series A	36,048	3,898,952
Century Aluminum Co. *	14,114	314,036
CF Industries Holdings, Inc.	65,218	2,767,852
Chase Corp.	2,130	239,305
Clearwater Paper Corp. *	5,472	257,458
Cleveland-Cliffs, Inc. *	81,400	557,590
Codexis, Inc. *	12,581	108,197
Coeur Mining, Inc. *	49,909	401,268
Commercial Metals Co.	29,795	716,272
Compass Minerals International, Inc.	8,603	627,159
Crown Holdings, Inc. *	34,068	1,977,647
Deltic Timber Corp.	2,817	266,263
Domtar Corp.	16,900	867,984
DowDuPont, Inc.	629,124	47,549,192
Eagle Materials, Inc.	12,614	1,413,399

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eastman Chemical Co.	40,271	3,994,078
Ecolab, Inc.	69,855	9,617,636
Ferro Corp. *	25,700	604,464
Flotek Industries, Inc. *	13,300	73,150
FMC Corp.	36,039	3,291,442
Freeport-McMoRan, Inc. *	363,202	7,082,439
FutureFuel Corp.	8,300	111,220
GCP Applied Technologies, Inc. *	18,992	634,333
Gold Resource Corp.	19,195	86,761
Graphic Packaging Holding Co.	87,120	1,406,988
Greif, Inc., Class A	7,672	453,569
H.B. Fuller Co.	13,051	676,694
Hawkins, Inc.	3,679	129,869
Haynes International, Inc.	3,644	130,455
Hecla Mining Co.	114,500	439,680
Huntsman Corp.	57,417	1,984,906
Ingevity Corp. *	11,067	802,911
Innophos Holdings, Inc.	5,300	245,231
Innospec, Inc.	6,541	469,644
International Flavors & Fragrances, Inc.	21,496	3,230,849
International Paper Co.	110,812	6,965,642
Intrepid Potash, Inc. *	27,197	105,796
Kaiser Aluminum Corp.	4,319	476,127
KapStone Paper & Packaging Corp.	22,801	789,827
KMG Chemicals, Inc.	3,341	202,966
Koppers Holdings, Inc. *	5,651	258,816
Kraton Corp. *	8,303	417,309
Kronos Worldwide, Inc.	6,230	171,013
Louisiana-Pacific Corp. *	36,985	1,095,126
LyondellBasell Industries N.V., Class A	86,366	10,350,101
Martin Marietta Materials, Inc.	16,941	3,865,428
Materion Corp.	5,250	260,925
McEwen Mining, Inc. *	72,434	159,355
Mercer International, Inc.	14,056	206,623
Minerals Technologies, Inc.	9,527	715,954
Monsanto Co.	116,654	14,208,457
Myers Industries, Inc.	8,080	169,680
Neenah, Inc.	6,031	545,805
NewMarket Corp.	2,808	1,116,433
Newmont Mining Corp.	144,596	5,857,584
Northern Technologies International Corp.	14,276	334,058
Nucor Corp.	85,545	5,728,093
Olin Corp.	46,292	1,725,766
Olympic Steel, Inc.	3,110	72,494
OMNOVA Solutions, Inc. *	14,068	154,748
Owens-Illinois, Inc. *	41,835	971,409
P.H. Glatfelter Co.	12,203	285,062
Packaging Corp. of America	25,263	3,173,791
Platform Specialty Products Corp. *	57,745	676,194
PolyOne Corp.	21,118	917,788
PPG Industries, Inc.	68,983	8,190,352
PQ Group Holdings, Inc. *	8,614	140,753
Praxair, Inc.	76,444	12,344,942
Quaker Chemical Corp.	3,576	550,346
Rayonier Advanced Materials, Inc.	13,584	257,009
Reliance Steel & Aluminum Co.	18,567	1,626,284
Resolute Forest Products, Inc. *	28,000	322,000
Royal Gold, Inc.	18,430	1,640,270
RPM International, Inc.	38,018	1,984,540
Schnitzer Steel Industries, Inc., Class A	12,450	425,790
Schweitzer-Mauduit International, Inc.	8,186	370,662
Sealed Air Corp.	48,615	2,301,920
Sensient Technologies Corp.	11,371	817,006
Silgan Holdings, Inc.	19,545	584,200
Sonoco Products Co.	26,009	1,412,549
Steel Dynamics, Inc.	65,104	2,955,722
Stepan Co.	5,304	415,940
Summit Materials, Inc., Class A *	28,536	911,725
SunCoke Energy, Inc. *	18,406	204,307
Security	Number of Shares	Value ($)
The Chemours Co.	49,938	2,577,800
The Mosaic Co.	95,393	2,604,229
The Scotts Miracle-Gro Co.	10,576	954,695
The Sherwin-Williams Co.	22,021	9,185,179
TimkenSteel Corp. *	10,796	174,787
Tredegar Corp.	8,263	151,626
Trinseo S.A.	11,303	931,932
Tronox Ltd., Class A	23,793	467,057
United States Steel Corp.	46,000	1,720,860
Universal Stainless & Alloy Products, Inc. *	1,800	46,386
US Concrete, Inc. *	5,180	403,263
Valhi, Inc.	13,600	78,744
Valvoline, Inc.	52,825	1,302,136
Venator Materials plc *	13,280	300,394
Verso Corp., Class A *	9,091	146,001
Vulcan Materials Co.	35,595	4,819,563
W.R. Grace & Co.	17,400	1,284,468
Warrior Met Coal, Inc.	4,618	129,165
Westlake Chemical Corp.	9,317	1,049,094
WestRock Co.	67,698	4,510,718
Worthington Industries, Inc.	11,800	551,768
		265,437,049

Media 2.8%
A. H. Belo Corp., Class A	13,980	68,502
Altice USA, Inc., Class A *(b)	24,078	516,955
AMC Entertainment Holdings, Inc., Class A (b)	14,040	179,712
AMC Networks, Inc., Class A *	13,071	674,333
Cable One, Inc.	1,238	874,065
CBS Corp., Class B — Non Voting Shares	99,714	5,744,524
Central European Media Enterprises Ltd., Class A *	25,183	119,619
Charter Communications, Inc., Class A *	51,599	19,465,723
Cinemark Holdings, Inc.	30,809	1,133,771
Comcast Corp., Class A	1,251,734	53,236,247
Discovery Communications, Inc., Class A *	43,461	1,089,567
Discovery Communications, Inc., Class C *	53,162	1,268,445
DISH Network Corp., Class A *	63,732	2,989,031
Emerald Expositions Events, Inc.	7,000	151,060
Entercom Communications Corp., Class A	35,099	387,844
Entravision Communications Corp., Class A	18,356	127,574
Gannett Co., Inc.	30,209	356,466
Global Eagle Entertainment, Inc. *	17,114	49,459
Gray Television, Inc. *	20,503	335,224
John Wiley & Sons, Inc., Class A	11,913	755,284
Liberty Broadband Corp., Class A *	5,851	553,739
Liberty Broadband Corp., Class C *	41,932	4,006,603
Liberty Global plc, Class A *	63,375	2,368,957
Liberty Global plc, Class C *	155,300	5,553,528
Liberty Latin America Ltd. *	61,473	1,388,626
Liberty Media Corp. — Liberty Braves, Class A *	5,301	125,104
Liberty Media Corp. — Liberty Braves, Class C *	13,398	314,987
Liberty Media Corp. — Liberty Formula One, Class A *	12,119	432,406
Liberty Media Corp. — Liberty Formula One, Class C *	50,172	1,890,983
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,395	1,143,029
Liberty Media Corp. — Liberty SiriusXM, Class C *	40,497	1,814,671
Lions Gate Entertainment Corp., Class A *	13,600	460,224
Lions Gate Entertainment Corp., Class B *	35,632	1,140,224
Live Nation Entertainment, Inc. *	34,705	1,563,807

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Loral Space & Communications, Inc. *	3,815	177,970
Meredith Corp.	12,018	794,871
MSG Networks, Inc., Class A *	23,279	558,696
National CineMedia, Inc.	18,547	124,265
New Media Investment Group, Inc.	15,335	259,161
News Corp., Class A	103,987	1,779,218
News Corp., Class B	32,986	575,606
Nexstar Media Group, Inc., Class A	13,298	998,680
Omnicom Group, Inc.	59,329	4,547,568
Regal Entertainment Group, Class A	29,497	674,891
Salem Media Group, Inc.	5,700	26,505
Scholastic Corp.	10,000	384,200
Scripps Networks Interactive, Inc., Class A	27,312	2,403,183
Sinclair Broadcast Group, Inc., Class A	23,482	871,182
Sirius XM Holdings, Inc. (b)	403,790	2,467,157
TEGNA, Inc.	64,135	928,033
The E.W. Scripps Co., Class A *	15,402	246,586
The Interpublic Group of Cos., Inc.	105,679	2,313,313
The Madison Square Garden Co., Class A *	4,929	1,063,875
The New York Times Co., Class A	32,894	764,785
The Walt Disney Co.	405,053	44,017,110
Time Warner, Inc.	208,909	19,919,473
Tribune Media Co., Class A	21,100	898,649
tronc, Inc. *	7,731	157,712
Twenty-First Century Fox, Inc., Class A	283,381	10,456,759
Twenty-First Century Fox, Inc., Class B	117,715	4,295,420
Viacom, Inc., Class B	93,650	3,129,783
World Wrestling Entertainment, Inc., Class A	10,525	372,059
		217,487,003

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	429,246	48,169,986
Abeona Therapeutics, Inc. *	8,452	128,893
ACADIA Pharmaceuticals, Inc. *	31,120	930,799
Accelerate Diagnostics, Inc. *(b)	10,300	297,670
Acceleron Pharma, Inc. *	10,669	442,870
Achaogen, Inc. *(b)	9,416	103,294
Achillion Pharmaceuticals, Inc. *	42,273	112,023
Aclaris Therapeutics, Inc. *	7,476	165,369
Acorda Therapeutics, Inc. *	12,821	332,705
Adamas Pharmaceuticals, Inc. *	4,918	186,097
Aerie Pharmaceuticals, Inc. *	9,793	537,146
Agilent Technologies, Inc.	87,039	6,391,274
Agios Pharmaceuticals, Inc. *	11,276	888,098
Aimmune Therapeutics, Inc. *	7,040	247,878
Akcea Therapeutics, Inc. *(b)	4,993	108,098
Akebia Therapeutics, Inc. *	13,440	198,643
Akorn, Inc. *	26,000	837,720
Alder Biopharmaceuticals, Inc. *	23,000	325,450
Alexion Pharmaceuticals, Inc. *	60,990	7,277,327
Alkermes plc *	42,778	2,445,618
Allergan plc	89,439	16,122,274
Alnylam Pharmaceuticals, Inc. *	22,171	2,881,787
AMAG Pharmaceuticals, Inc. *	10,551	151,407
Amgen, Inc.	194,931	36,266,913
Amicus Therapeutics, Inc. *	44,331	719,049
Amphastar Pharmaceuticals, Inc. *	10,000	186,400
AnaptysBio, Inc. *	3,962	417,555
ANI Pharmaceuticals, Inc. *	2,712	182,138
Aptevo Therapeutics, Inc. *	5,200	17,628
AquaBounty Technologies, Inc. *	237	652
Aratana Therapeutics, Inc. *	10,100	46,763
Arena Pharmaceuticals, Inc. *	10,794	403,911
ArQule, Inc. *	21,000	35,700
Array BioPharma, Inc. *	52,677	780,673
Arrowhead Pharmaceuticals, Inc. *	19,900	122,982
Assembly Biosciences, Inc. *	6,500	306,670
Security	Number of Shares	Value ($)
Atara Biotherapeutics, Inc. *	11,783	445,397
Audentes Therapeutics, Inc. *	6,797	238,575
AVEO Pharmaceuticals, Inc. *	28,629	92,472
Avexis, Inc. *	6,187	765,517
Bellicum Pharmaceuticals, Inc. *	8,872	53,942
Bio-Rad Laboratories, Inc., Class A *	5,773	1,492,494
Bio-Techne Corp.	9,814	1,376,806
BioCryst Pharmaceuticals, Inc. *	23,900	107,550
Biogen, Inc. *	57,071	19,849,864
BioMarin Pharmaceutical, Inc. *	47,854	4,317,866
BioTime, Inc. *	30,056	87,463
Bioverativ, Inc. *	29,507	3,040,991
Bluebird Bio, Inc. *	13,315	2,728,243
Blueprint Medicines Corp. *	10,753	845,723
Bristol-Myers Squibb Co.	439,380	27,505,188
Bruker Corp.	26,774	953,422
Calithera Biosciences, Inc. *	20,500	164,000
Cambrex Corp. *	8,558	482,243
Cara Therapeutics, Inc. *(b)	8,118	119,091
Catalent, Inc. *	35,074	1,632,344
Catalyst Pharmaceuticals, Inc. *	28,204	95,612
Celgene Corp. *	212,321	21,478,392
Celldex Therapeutics, Inc. *	40,733	112,423
Charles River Laboratories International, Inc. *	14,016	1,477,847
Clovis Oncology, Inc. *	12,951	783,535
Coherus Biosciences, Inc. *	13,200	133,320
Collegium Pharmaceutical, Inc. *	6,083	145,019
Concert Pharmaceuticals, Inc. *	4,499	90,340
Corbus Pharmaceuticals Holdings, Inc. *(b)	15,073	113,047
Corcept Therapeutics, Inc. *	30,000	690,450
Corium International, Inc. *	8,309	105,940
Cymabay Therapeutics, Inc. *	12,465	148,583
Cytokinetics, Inc. *	15,082	138,754
CytomX Therapeutics, Inc. *	8,608	230,264
Depomed, Inc. *	18,832	138,415
Dermira, Inc. *	9,400	268,088
Dynavax Technologies Corp. *	18,807	302,793
Eagle Pharmaceuticals, Inc. *	2,500	149,425
Editas Medicine, Inc. *	6,965	254,292
Eli Lilly & Co.	260,904	21,250,631
Emergent BioSolutions, Inc. *	10,400	507,416
Enanta Pharmaceuticals, Inc. *	4,000	339,800
Endo International plc *	55,000	380,050
Endocyte, Inc. *	11,300	38,307
Enzo Biochem, Inc. *	13,471	99,147
Epizyme, Inc. *	12,224	197,418
Esperion Therapeutics, Inc. *	6,639	481,394
Exact Sciences Corp. *	34,388	1,709,427
Exelixis, Inc. *	76,903	2,330,930
FibroGen, Inc. *	20,436	1,196,528
Five Prime Therapeutics, Inc. *	9,200	184,000
Flexion Therapeutics, Inc. *	11,400	257,526
Fluidigm Corp. *	6,000	36,780
Foundation Medicine, Inc. *	3,996	277,322
Galectin Therapeutics, Inc. *(b)	21,400	98,654
Genomic Health, Inc. *	8,400	278,964
Geron Corp. *(b)	46,200	113,190
Gilead Sciences, Inc.	351,031	29,416,398
Global Blood Therapeutics, Inc. *	12,731	737,125
GlycoMimetics, Inc. *	7,022	157,925
Halozyme Therapeutics, Inc. *	41,295	771,391
Harvard Bioscience, Inc. *	19,300	90,710
Heron Therapeutics, Inc. *	18,024	390,220
Horizon Pharma plc *	43,666	635,340
Idera Pharmaceuticals, Inc. *	51,961	95,089
Ignyta, Inc. *	13,279	357,205
Illumina, Inc. *	39,169	9,112,276
ImmunoGen, Inc. *	28,515	261,768

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Immunomedics, Inc. *	29,031	483,947
Impax Laboratories, Inc. *	19,831	385,713
Incyte Corp. *	48,196	4,351,617
Innoviva, Inc. *	21,393	312,124
Inovio Pharmaceuticals, Inc. *	20,194	92,085
Insmed, Inc. *	20,764	528,236
Intellia Therapeutics, Inc. *	5,931	152,427
Intercept Pharmaceuticals, Inc. *(b)	4,858	301,682
Intersect ENT, Inc. *	7,773	290,322
Intra-Cellular Therapies, Inc. *	15,000	255,300
Intrexon Corp. *(b)	24,700	321,100
Invitae Corp. *	12,140	83,645
Ionis Pharmaceuticals, Inc. *	36,310	1,907,001
Iovance Biotherapeutics, Inc. *	17,932	278,843
IQVIA Holdings, Inc. *	39,342	4,020,359
Ironwood Pharmaceuticals, Inc. *	45,900	679,779
Jazz Pharmaceuticals plc *	16,456	2,398,297
Johnson & Johnson	722,303	99,815,052
Juno Therapeutics, Inc. *	23,985	2,058,153
Kadmon Holdings, Inc. *	20,930	110,092
Karyopharm Therapeutics, Inc. *	11,233	132,774
Keryx Biopharmaceuticals, Inc. *(b)	24,800	114,824
Kura Oncology, Inc. *	6,074	119,050
La Jolla Pharmaceutical Co. *	5,319	182,229
Lannett Co., Inc. *(b)	8,800	179,080
Lexicon Pharmaceuticals, Inc. *	18,214	199,990
Ligand Pharmaceuticals, Inc. *	6,680	1,052,902
Loxo Oncology, Inc. *	5,833	591,875
Luminex Corp.	12,900	260,451
MacroGenics, Inc. *	9,757	220,215
Madrigal Pharmaceuticals, Inc. *	1,528	226,786
Mallinckrodt plc *	25,602	462,372
Medpace Holdings, Inc. *	3,300	121,209
Merck & Co., Inc.	736,289	43,625,123
Merrimack Pharmaceuticals, Inc.	3,859	40,519
Mettler-Toledo International, Inc. *	6,850	4,625,531
MiMedx Group, Inc. *(b)	26,820	449,235
Mirati Therapeutics, Inc. *	7,758	200,932
Momenta Pharmaceuticals, Inc. *	21,442	364,514
Mylan N.V. *	145,729	6,244,488
MyoKardia, Inc. *	7,573	390,767
Myriad Genetics, Inc. *	21,964	810,032
Natera, Inc. *	11,323	117,872
Nektar Therapeutics *	42,572	3,559,445
NeoGenomics, Inc. *	16,930	130,700
Neurocrine Biosciences, Inc. *	24,755	2,115,810
Novavax, Inc. *	93,427	188,723
Omeros Corp. *(b)	12,156	196,806
OPKO Health, Inc. *(b)	121,402	541,453
Pacific Biosciences of California, Inc. *	17,500	49,700
Pacira Pharmaceuticals, Inc. *	10,910	397,124
Paratek Pharmaceuticals, Inc. *	6,458	98,484
PDL BioPharma, Inc. *	46,611	128,646
PerkinElmer, Inc.	29,677	2,378,908
Perrigo Co., plc	35,500	3,217,010
Pfizer, Inc.	1,601,440	59,317,338
Phibro Animal Health Corp., Class A	6,184	210,565
Portola Pharmaceuticals, Inc. *	19,694	1,010,499
PRA Health Sciences, Inc. *	13,085	1,191,520
Prestige Brands Holdings, Inc. *	14,138	591,393
Progenics Pharmaceuticals, Inc. *	22,368	130,853
Proteostasis Therapeutics, Inc. *	18,300	84,729
Prothena Corp. plc *	10,508	439,234
PTC Therapeutics, Inc. *	9,970	262,111
Puma Biotechnology, Inc. *	7,930	530,120
Radius Health, Inc. *(b)	11,225	422,733
Reata Pharmaceuticals, Inc., Class A *	3,754	106,989
Regeneron Pharmaceuticals, Inc. *	20,861	7,648,686
REGENXBIO, Inc. *	9,548	255,886
Security	Number of Shares	Value ($)
Repligen Corp. *	12,986	459,315
Retrophin, Inc. *	12,048	288,068
Revance Therapeutics, Inc. *	9,440	304,912
Rhythm Pharmaceuticals, Inc. *	2,627	82,934
Rigel Pharmaceuticals, Inc. *	48,200	192,800
Sage Therapeutics, Inc. *	11,378	2,159,544
Sangamo Therapeutics, Inc. *	22,321	465,393
Sarepta Therapeutics, Inc. *	16,067	1,053,031
Savara, Inc. *	7,058	83,708
Seattle Genetics, Inc. *	27,773	1,452,528
Seres Therapeutics, Inc. *	8,036	81,164
Sorrento Therapeutics, Inc. *(b)	17,939	132,749
Spark Therapeutics, Inc. *	8,444	473,286
Spectrum Pharmaceuticals, Inc. *	24,200	521,268
Spring Bank Pharmaceuticals, Inc. *	3,900	48,301
Stemline Therapeutics, Inc. *	6,825	108,859
Sucampo Pharmaceuticals, Inc., Class A *	7,581	136,079
Supernus Pharmaceuticals, Inc. *	13,751	536,977
Syneos Health, Inc. *	14,895	571,223
Synergy Pharmaceuticals, Inc. *(b)	70,870	154,497
TESARO, Inc. *	10,096	681,076
Tetraphase Pharmaceuticals, Inc. *	15,558	90,859
TG Therapeutics, Inc. *(b)	13,000	149,500
The Medicines Co. *	17,700	586,401
TherapeuticsMD, Inc. *(b)	48,286	283,922
Theravance Biopharma, Inc. *(b)	13,214	349,378
Thermo Fisher Scientific, Inc.	107,454	24,081,516
Trevena, Inc. *	22,528	36,721
Ultragenyx Pharmaceutical, Inc. *	10,801	576,233
United Therapeutics Corp. *	12,200	1,573,800
Vanda Pharmaceuticals, Inc. *	13,953	221,155
Vertex Pharmaceuticals, Inc. *	68,401	11,414,075
Voyager Therapeutics, Inc. *	5,214	107,617
Waters Corp. *	21,122	4,554,114
WaVe Life Sciences Ltd. *	4,086	163,440
Xencor, Inc. *	12,064	274,577
ZIOPHARM Oncology, Inc. *(b)	33,811	133,215
Zoetis, Inc.	132,078	10,134,345
Zogenix, Inc. *	9,172	333,402
		623,544,112

Real Estate 3.6%
Acadia Realty Trust	23,300	572,248
Agree Realty Corp.	7,373	354,936
Alexander & Baldwin, Inc.	22,582	598,875
Alexander’s, Inc.	1,396	507,251
Alexandria Real Estate Equities, Inc.	27,225	3,531,082
Altisource Portfolio Solutions S.A. *(b)	3,227	90,356
Altisource Residential Corp.	16,297	179,430
American Assets Trust, Inc.	11,488	405,067
American Campus Communities, Inc.	40,300	1,549,938
American Homes 4 Rent, Class A	69,593	1,446,838
American Realty Investors, Inc. *	1,537	20,580
American Tower Corp.	115,832	17,108,386
Apartment Investment & Management Co., Class A	46,486	1,944,974
Apple Hospitality REIT, Inc.	52,370	1,020,691
Armada Hoffler Properties, Inc.	12,316	177,227
Ashford Hospitality Prime, Inc.	9,906	89,352
Ashford Hospitality Trust, Inc.	25,645	165,154
AvalonBay Communities, Inc.	36,393	6,201,367
Boston Properties, Inc.	41,377	5,118,749
Brandywine Realty Trust	45,663	819,194
Brixmor Property Group, Inc.	87,674	1,422,949
Camden Property Trust	25,000	2,164,000
CareTrust REIT, Inc.	20,829	330,973
CatchMark Timber Trust, Inc., Class A	13,467	177,360
CBL & Associates Properties, Inc.	44,357	246,625

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CBRE Group, Inc., Class A *	78,822	3,601,377
Cedar Realty Trust, Inc.	24,191	123,616
Chatham Lodging Trust	11,239	251,754
Chesapeake Lodging Trust	15,510	424,509
CIM Commercial Trust Corp.	9,700	165,385
City Office REIT, Inc.	7,680	89,702
Colony NorthStar, Inc., Class A	149,352	1,341,181
Columbia Property Trust, Inc.	30,300	663,267
Community Healthcare Trust, Inc.	5,328	141,938
Consolidated-Tomoka Land Co.	2,000	132,340
CoreCivic, Inc.	30,985	719,162
CorEnergy Infrastructure Trust, Inc.	3,577	137,106
CoreSite Realty Corp.	9,911	1,073,560
Corporate Office Properties Trust	25,202	688,015
Cousins Properties, Inc.	105,569	950,121
Crown Castle International Corp.	109,163	12,310,312
CubeSmart	47,313	1,302,527
CyrusOne, Inc.	26,217	1,512,459
DCT Industrial Trust, Inc.	27,425	1,623,286
DDR Corp.	82,784	672,206
DiamondRock Hospitality Co.	51,249	602,688
Digital Realty Trust, Inc.	54,993	6,156,466
Douglas Emmett, Inc.	43,748	1,691,735
Duke Realty Corp.	95,744	2,528,599
Easterly Government Properties, Inc.	11,161	232,484
EastGroup Properties, Inc.	9,122	791,881
Education Realty Trust, Inc.	19,995	660,435
Empire State Realty Trust, Inc., Class A	34,208	668,766
EPR Properties	16,224	958,189
Equinix, Inc.	20,982	9,550,797
Equity Commonwealth *	29,652	886,891
Equity LifeStyle Properties, Inc.	23,866	2,060,113
Equity Residential	100,811	6,210,966
Essex Property Trust, Inc.	17,361	4,044,766
Extra Space Storage, Inc.	34,245	2,858,773
Farmland Partners, Inc. (b)	11,264	91,802
Federal Realty Investment Trust	19,596	2,367,197
First Industrial Realty Trust, Inc.	30,136	929,997
Forest City Realty Trust, Inc., Class A	73,847	1,733,189
Forestar Group, Inc. *	2,213	53,997
Four Corners Property Trust, Inc.	16,701	394,144
Franklin Street Properties Corp.	43,130	437,338
FRP Holdings, Inc. *	8,500	424,575
Gaming & Leisure Properties, Inc.	58,648	2,137,133
Getty Realty Corp.	9,552	250,644
GGP, Inc.	166,052	3,824,178
Gladstone Commercial Corp.	10,000	190,000
Global Net Lease, Inc.	17,389	318,914
Government Properties Income Trust	26,331	451,840
Gramercy Property Trust	40,878	1,031,761
Griffin Industrial Realty, Inc.	300	11,130
HCP, Inc.	125,170	3,014,094
Healthcare Realty Trust, Inc.	32,227	962,620
Healthcare Trust of America, Inc., Class A	56,397	1,557,121
Hersha Hospitality Trust	10,000	185,500
HFF, Inc., Class A	9,800	482,258
Highwoods Properties, Inc.	25,991	1,244,449
Hospitality Properties Trust	49,673	1,411,210
Host Hotels & Resorts, Inc.	195,700	4,062,732
Hudson Pacific Properties, Inc.	39,100	1,250,027
Independence Realty Trust, Inc.	30,867	283,668
InfraREIT, Inc.	11,055	209,824
Investors Real Estate Trust	37,463	212,415
Invitation Homes, Inc.	84,586	1,902,339
Iron Mountain, Inc.	75,664	2,650,510
iStar, Inc. *	15,169	160,033
JBG SMITH Properties	27,593	931,264
Jones Lang LaSalle, Inc.	11,503	1,798,494
Kennedy-Wilson Holdings, Inc.	33,911	601,920
Security	Number of Shares	Value ($)
Kilroy Realty Corp.	26,600	1,897,112
Kimco Realty Corp.	118,376	1,883,362
Kite Realty Group Trust	23,083	389,179
Lamar Advertising Co., Class A	23,151	1,666,872
LaSalle Hotel Properties	28,871	881,720
Lexington Realty Trust	60,193	542,941
Liberty Property Trust	37,040	1,533,826
Life Storage, Inc.	12,218	1,015,316
LTC Properties, Inc.	10,558	432,667
Mack-Cali Realty Corp.	23,989	481,459
Marcus & Millichap, Inc. *	4,070	132,886
Maui Land & Pineapple Co., Inc. *	3,129	43,024
MedEquities Realty Trust, Inc.	9,955	108,709
Medical Properties Trust, Inc.	93,094	1,217,670
Mid-America Apartment Communities, Inc.	30,166	2,876,931
Monmouth Real Estate Investment Corp.	18,100	309,329
National Health Investors, Inc.	10,560	744,797
National Retail Properties, Inc.	42,430	1,683,622
National Storage Affiliates Trust	12,211	309,793
New Century Financial Corp. *(e)	3,600	—
New Senior Investment Group, Inc.	20,583	157,666
NexPoint Residential Trust, Inc.	6,034	159,961
NorthStar Realty Europe Corp.	15,816	188,685
Omega Healthcare Investors, Inc. (b)	54,294	1,468,110
One Liberty Properties, Inc.	6,071	148,375
Outfront Media, Inc.	41,403	927,427
Paramount Group, Inc.	51,614	775,758
Park Hotels & Resorts, Inc.	41,621	1,203,263
Pebblebrook Hotel Trust	17,801	694,239
Pennsylvania Real Estate Investment Trust	18,917	211,114
Physicians Realty Trust	46,000	749,800
Piedmont Office Realty Trust, Inc., Class A	35,283	688,724
Potlatch Corp.	10,488	554,815
Preferred Apartment Communities, Inc., Class A	9,686	161,466
Prologis, Inc.	142,080	9,250,829
PS Business Parks, Inc.	6,633	809,956
Public Storage	40,282	7,885,604
QTS Realty Trust, Inc., Class A	13,289	661,792
Quality Care Properties, Inc. *	24,515	330,952
RAIT Financial Trust	16,199	10,351
Ramco-Gershenson Properties Trust	22,500	297,450
Rayonier, Inc.	34,066	1,105,782
RE/MAX Holdings, Inc., Class A	4,605	227,257
Realogy Holdings Corp.	33,903	932,672
Realty Income Corp.	77,749	4,135,469
Regency Centers Corp.	40,795	2,566,413
Retail Opportunity Investments Corp.	29,100	534,567
Retail Properties of America, Inc., Class A	60,000	723,000
Rexford Industrial Realty, Inc.	20,906	620,699
RLJ Lodging Trust	45,113	1,043,013
Ryman Hospitality Properties, Inc.	13,315	1,019,263
Sabra Health Care REIT, Inc.	48,050	869,705
Saul Centers, Inc.	4,700	257,231
SBA Communications Corp. *	31,234	5,450,333
Select Income REIT	17,950	401,362
Senior Housing Properties Trust	68,052	1,179,341
Seritage Growth Properties, Class A (b)	6,954	286,505
Simon Property Group, Inc.	83,726	13,678,317
SL Green Realty Corp.	25,150	2,528,078
Spirit Realty Capital, Inc.	117,113	956,813
STAG Industrial, Inc.	24,168	611,934
STORE Capital Corp.	43,047	1,055,082
Summit Hotel Properties, Inc.	27,700	429,073
Sun Communities, Inc.	21,816	1,938,133
Sunstone Hotel Investors, Inc.	58,060	978,311
Tanger Factory Outlet Centers, Inc.	24,988	629,198
Taubman Centers, Inc.	15,996	986,153
Tejon Ranch Co. *	3,674	80,130

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terreno Realty Corp.	14,628	520,757
The GEO Group, Inc.	32,619	735,558
The Howard Hughes Corp. *	10,000	1,259,600
The Macerich Co.	31,366	2,025,303
The RMR Group, Inc., Class A	1,889	122,313
The St. Joe Co. *	18,800	353,440
Tier REIT, Inc.	13,943	270,634
UDR, Inc.	71,259	2,603,091
UMH Properties, Inc.	7,900	105,702
Uniti Group, Inc.	42,753	676,780
Universal Health Realty Income Trust	3,715	247,233
Urban Edge Properties	30,146	704,813
Urstadt Biddle Properties, Inc., Class A	9,781	189,947
Ventas, Inc.	95,041	5,319,445
VEREIT, Inc.	250,553	1,803,982
Vornado Realty Trust	45,652	3,272,335
Washington Prime Group, Inc.	48,825	321,269
Washington Real Estate Investment Trust	21,093	604,525
Weingarten Realty Investors	36,972	1,092,523
Welltower, Inc.	98,076	5,881,618
Weyerhaeuser Co.	201,623	7,568,927
Whitestone REIT	10,368	136,236
WP Carey, Inc.	29,600	1,918,376
Xenia Hotels & Resorts, Inc.	27,863	618,559
		280,703,643

Retailing 5.6%
1-800-FLOWERS.COM, Inc., Class A *	10,904	113,674
Aaron’s, Inc.	16,163	660,905
Abercrombie & Fitch Co., Class A	17,670	365,946
Advance Auto Parts, Inc.	20,347	2,380,395
Amazon.com, Inc. *	107,665	156,210,072
America’s Car-Mart, Inc. *	2,070	95,427
American Eagle Outfitters, Inc.	50,708	912,744
Asbury Automotive Group, Inc. *	4,791	348,066
Ascena Retail Group, Inc. *	34,141	73,745
AutoNation, Inc. *	15,277	919,981
AutoZone, Inc. *	7,392	5,658,132
Barnes & Noble Education, Inc. *	11,182	74,360
Barnes & Noble, Inc.	16,068	75,520
Bed Bath & Beyond, Inc.	44,334	1,023,229
Best Buy Co., Inc.	68,526	5,006,510
Big Lots, Inc.	10,668	648,401
Burlington Stores, Inc. *	18,570	2,260,155
Caleres, Inc.	11,514	341,275
Camping World Holdings, Inc., Class A	8,148	364,623
CarMax, Inc. *	48,511	3,462,230
Carvana Co. *	4,447	84,893
Chico’s FAS, Inc.	34,428	327,410
Citi Trends, Inc.	3,906	91,830
Conn’s, Inc. *	7,143	237,862
Core-Mark Holding Co., Inc.	12,227	270,094
Dick’s Sporting Goods, Inc.	21,482	675,824
Dillard’s, Inc., Class A (b)	5,479	370,161
Dollar General Corp.	70,673	7,287,800
Dollar Tree, Inc. *	62,646	7,204,290
DSW, Inc., Class A	18,936	379,288
Expedia, Inc.	32,937	4,216,265
Express, Inc. *	20,816	145,296
Five Below, Inc. *	14,305	928,824
Floor & Decor Holdings, Inc., Class A *	8,730	409,437
Foot Locker, Inc.	35,393	1,739,566
Francesca’s Holdings Corp. *	13,300	77,539
Fred’s, Inc., Class A (b)	6,700	22,177
FTD Cos., Inc. *	8,070	47,290
GameStop Corp., Class A	25,883	435,093
Genesco, Inc. *	5,469	190,595
Genuine Parts Co.	39,390	4,099,317
Security	Number of Shares	Value ($)
GNC Holdings, Inc., Class A *(b)	19,716	85,765
Group 1 Automotive, Inc.	5,069	397,663
Groupon, Inc. *	103,903	549,647
Guess?, Inc.	16,800	308,616
Haverty Furniture Cos., Inc.	5,712	127,378
Hibbett Sports, Inc. *	5,715	129,159
J.C. Penney Co., Inc. *(b)	75,000	278,250
Kirkland’s, Inc. *	5,229	55,480
Kohl’s Corp.	46,177	2,990,884
L Brands, Inc.	65,532	3,282,498
Lands’ End, Inc. *	5,100	85,680
Liberty Expedia Holdings, Inc., Class A *	14,164	664,150
Liberty Interactive Corp., QVC Group, Class A *	129,925	3,649,593
Liberty TripAdvisor Holdings, Inc., Class A *	20,323	178,842
Liberty Ventures, Series A *	22,980	1,354,211
Lithia Motors, Inc., Class A	6,232	778,751
LKQ Corp. *	86,880	3,651,566
Lowe’s Cos., Inc.	223,445	23,401,395
Lumber Liquidators Holdings, Inc. *	7,601	212,372
Macy’s, Inc.	80,173	2,080,489
MarineMax, Inc. *	6,661	152,870
Monro, Inc.	8,685	490,702
Murphy USA, Inc. *	8,334	710,974
National Vision Holdings, Inc. *	3,879	151,746
Netflix, Inc. *	116,375	31,456,162
Nordstrom, Inc.	29,909	1,474,813
Nutrisystem, Inc.	7,876	340,637
O'Reilly Automotive, Inc. *	22,914	6,065,107
Office Depot, Inc.	133,796	434,837
Ollie’s Bargain Outlet Holdings, Inc. *	13,047	724,761
Overstock.com, Inc. *	4,291	294,792
Party City Holdco, Inc. *	9,246	134,067
Penske Automotive Group, Inc.	12,400	647,156
PetMed Express, Inc.	5,544	250,589
Pier 1 Imports, Inc.	22,555	74,883
Pool Corp.	11,229	1,518,610
Rent-A-Center, Inc. (b)	14,742	159,656
RH *	4,898	460,363
Ross Stores, Inc.	104,526	8,611,897
Sally Beauty Holdings, Inc. *	33,542	557,133
Sears Holdings Corp. *	7,787	20,013
Shoe Carnival, Inc.	3,214	73,440
Shutterfly, Inc. *	8,539	581,933
Signet Jewelers Ltd.	15,656	828,202
Sleep Number Corp. *	10,441	392,999
Sonic Automotive, Inc., Class A	7,037	151,647
Tailored Brands, Inc.	13,066	316,067
Target Corp.	146,689	11,033,947
The Buckle, Inc.	7,969	159,778
The Cato Corp., Class A	7,100	84,348
The Children’s Place, Inc.	4,501	674,250
The Finish Line, Inc., Class A	10,893	123,418
The Gap, Inc.	59,113	1,964,916
The Home Depot, Inc.	315,052	63,293,947
The Michaels Cos., Inc. *	28,883	776,086
The Priceline Group, Inc. *	13,199	25,237,148
The TJX Cos., Inc.	170,638	13,705,644
Tiffany & Co.	27,328	2,914,531
Tile Shop Holdings, Inc.	13,900	129,965
Tractor Supply Co.	33,838	2,580,147
Trans World Entertainment Corp. *	9,700	16,975
TripAdvisor, Inc. *	28,698	994,960
Tuesday Morning Corp. *(b)	10,800	31,320
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,663	3,478,752
Urban Outfitters, Inc. *	21,004	716,446
Vitamin Shoppe, Inc. *	4,200	17,850
Wayfair, Inc., Class A *	10,938	1,006,405
Williams-Sonoma, Inc.	20,013	1,025,266

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Winmark Corp.	768	102,912
Zumiez, Inc. *	5,244	108,813
		441,752,510

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	10,448	743,166
Advanced Micro Devices, Inc. *	220,543	3,030,261
Alpha & Omega Semiconductor Ltd. *	6,543	109,857
Amkor Technology, Inc. *	35,700	359,142
Analog Devices, Inc.	99,669	9,157,588
Applied Materials, Inc.	286,828	15,382,586
Axcelis Technologies, Inc. *	8,582	222,274
AXT, Inc. *	10,674	84,325
Broadcom Ltd.	109,077	27,054,368
Brooks Automation, Inc.	18,759	523,376
Cabot Microelectronics Corp.	6,693	681,950
Cavium, Inc. *	19,247	1,708,749
CEVA, Inc. *	6,184	272,096
Cirrus Logic, Inc. *	16,573	821,524
Cohu, Inc.	7,500	170,775
Cree, Inc. *	25,383	875,967
Cypress Semiconductor Corp.	92,381	1,597,267
Diodes, Inc. *	11,012	310,428
DSP Group, Inc. *	6,300	82,530
Entegris, Inc.	40,708	1,325,045
First Solar, Inc. *	22,379	1,503,197
FormFactor, Inc. *	19,922	285,881
GSI Technology, Inc. *	8,500	68,255
Ichor Holdings Ltd. *	4,900	156,408
Impinj, Inc. *	4,438	99,278
Inphi Corp. *	11,268	336,575
Integrated Device Technology, Inc. *	34,303	1,025,660
Intel Corp.	1,258,620	60,589,967
KLA-Tencor Corp.	42,709	4,689,448
Kopin Corp. *	19,600	65,072
Kulicke & Soffa Industries, Inc. *	23,000	529,230
Lam Research Corp.	43,732	8,375,553
Lattice Semiconductor Corp. *	35,433	230,669
MACOM Technology Solutions Holdings, Inc. *	10,984	341,602
Marvell Technology Group Ltd.	116,400	2,715,612
Maxim Integrated Products, Inc.	76,801	4,684,861
MaxLinear, Inc. *	16,514	425,896
Microchip Technology, Inc.	61,812	5,885,741
Micron Technology, Inc. *	310,794	13,587,914
Microsemi Corp. *	32,355	1,999,215
MKS Instruments, Inc.	15,200	1,554,960
Monolithic Power Systems, Inc.	11,490	1,368,689
Nanometrics, Inc. *	7,752	192,017
NVE Corp.	1,664	139,476
NVIDIA Corp.	163,085	40,086,293
ON Semiconductor Corp. *	114,253	2,826,619
PDF Solutions, Inc. *	9,699	132,682
Photronics, Inc. *	18,000	151,200
Power Integrations, Inc.	8,006	598,048
Qorvo, Inc. *	34,598	2,483,098
QUALCOMM, Inc.	395,441	26,988,848
Rambus, Inc. *	28,897	364,969
Rudolph Technologies, Inc. *	9,279	243,110
Semtech Corp. *	17,735	634,913
Silicon Laboratories, Inc. *	12,798	1,231,168
Skyworks Solutions, Inc.	50,117	4,871,874
SolarEdge Technologies, Inc. *	9,343	335,414
SunPower Corp. *(b)	15,500	122,915
Synaptics, Inc. *	9,360	405,662
Teradyne, Inc.	53,838	2,467,934
Texas Instruments, Inc.	264,198	28,974,595
Ultra Clean Holdings, Inc. *	9,109	197,574
Security	Number of Shares	Value ($)
Veeco Instruments, Inc. *	13,473	224,325
Versum Materials, Inc.	31,442	1,157,066
Xcerra Corp. *	12,951	129,251
Xilinx, Inc.	67,966	4,962,877
Xperi Corp.	13,448	301,908
		295,256,793

Software & Services 14.1%
2U, Inc. *	15,887	1,179,928
8x8, Inc. *	25,000	442,500
A10 Networks, Inc. *	15,072	92,391
Accenture plc, Class A	165,747	26,635,543
ACI Worldwide, Inc. *	31,133	729,758
Activision Blizzard, Inc.	203,286	15,069,591
Actua Corp. *	8,050	125,580
Acxiom Corp. *	21,016	568,903
Adobe Systems, Inc. *	132,690	26,506,154
Agilysys, Inc. *	8,460	101,520
Akamai Technologies, Inc. *	45,587	3,053,873
Alarm.com Holdings, Inc. *	7,095	272,306
Alliance Data Systems Corp.	12,974	3,329,907
Alphabet, Inc., Class A *	80,072	94,662,720
Alphabet, Inc., Class C *	81,125	94,911,383
Altair Engineering, Inc., Class A *	8,460	225,036
Alteryx, Inc., Class A *	6,710	183,854
American Software, Inc., Class A	9,461	118,546
ANGI Homeservices, Inc., Class A *(b)	14,595	194,989
ANSYS, Inc. *	22,969	3,712,939
Appfolio, Inc., Class A *	3,289	139,289
Appian Corp. *(b)	2,930	90,830
Aspen Technology, Inc. *	20,576	1,593,611
Autodesk, Inc. *	59,389	6,866,556
Automatic Data Processing, Inc.	119,580	14,783,675
Barracuda Networks, Inc. *	9,847	271,285
Bazaarvoice, Inc. *	25,401	139,706
Benefitfocus, Inc. *	6,772	170,654
Black Knight, Inc. *	32,191	1,593,455
Blackbaud, Inc.	12,547	1,202,254
Blackhawk Network Holdings, Inc. *	15,097	686,159
Blackline, Inc. *	9,744	323,793
Blucora, Inc. *	13,324	325,106
Booz Allen Hamilton Holding Corp.	37,858	1,483,276
Bottomline Technologies de, Inc. *	12,300	448,950
Box, Inc., Class A *	36,916	821,012
Broadridge Financial Solutions, Inc.	31,699	3,056,101
BroadSoft, Inc. *	7,887	432,996
CA, Inc.	84,524	3,030,185
CACI International, Inc., Class A *	6,700	941,685
Cadence Design Systems, Inc. *	76,100	3,413,846
Callidus Software, Inc. *	18,408	661,768
Carbonite, Inc. *	6,509	164,027
Cardtronics plc, Class A *	12,445	304,405
Care.com, Inc. *	4,500	82,530
Cargurus, Inc. *(b)	3,542	118,657
Cars.com, Inc. *	18,805	558,320
Cass Information Systems, Inc.	3,141	182,021
CDK Global, Inc.	37,734	2,690,057
Cision Ltd. *	13,716	163,083
Citrix Systems, Inc. *	38,021	3,526,828
Cloudera, Inc. *	26,700	499,824
Cognizant Technology Solutions Corp., Class A	156,874	12,233,035
CommerceHub, Inc., Series A *	2,534	51,237
CommerceHub, Inc., Series C *	8,977	173,166
CommVault Systems, Inc. *	11,315	603,655
Conduent, Inc. *	51,961	852,160
Convergys Corp.	23,759	552,872
CoreLogic, Inc. *	21,407	1,013,836

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cornerstone OnDemand, Inc. *	14,188	583,552
CoStar Group, Inc. *	9,755	3,376,303
Coupa Software, Inc. *	7,434	284,202
CSG Systems International, Inc.	8,900	402,013
CSRA, Inc.	45,666	1,519,764
Dell Technologies, Inc., Class V *	54,299	3,893,238
Digimarc Corp. *	3,542	109,448
DST Systems, Inc.	15,634	1,303,407
DXC Technology Co.	76,559	7,621,448
eBay, Inc. *	258,823	10,503,037
Ebix, Inc.	5,813	477,247
Edgewater Technology, Inc. *	767	4,587
Electronic Arts, Inc. *	83,346	10,581,608
Ellie Mae, Inc. *	9,028	844,118
Endurance International Group Holdings, Inc. *	22,190	184,177
Envestnet, Inc. *	11,876	638,335
EPAM Systems, Inc. *	14,042	1,649,654
Etsy, Inc. *	29,257	548,861
Euronet Worldwide, Inc. *	14,988	1,406,924
Everbridge, Inc. *	4,999	161,368
Everi Holdings, Inc. *	19,772	153,035
EVERTEC, Inc.	22,100	345,865
ExlService Holdings, Inc. *	9,118	553,919
Facebook, Inc., Class A *	641,220	119,837,606
Fair Isaac Corp.	7,702	1,329,827
Fidelity National Information Services, Inc.	89,068	9,117,000
FireEye, Inc. *	45,785	690,438
First Data Corp., Class A *	121,300	2,147,010
Fiserv, Inc. *	56,039	7,892,533
Five9, Inc. *	14,701	382,373
FleetCor Technologies, Inc. *	23,824	5,062,600
Fortinet, Inc. *	41,245	1,898,920
Gartner, Inc. *	24,525	3,402,599
Genpact Ltd.	39,285	1,333,333
Global Payments, Inc.	42,130	4,709,291
Glu Mobile, Inc. *	38,900	145,486
GoDaddy, Inc., Class A *	29,547	1,631,881
Gogo, Inc. *(b)	16,000	154,240
GrubHub, Inc. *	24,239	1,751,268
GSE Systems, Inc. *	2,424	7,999
GTT Communications, Inc. *	8,754	403,997
Guidewire Software, Inc. *	21,000	1,668,450
Hortonworks, Inc. *	13,071	260,766
HubSpot, Inc. *	9,080	881,214
IAC/InterActiveCorp *	21,900	3,174,843
Imperva, Inc. *	8,262	361,463
Information Services Group, Inc. *	16,112	68,637
Instructure, Inc. *	6,126	219,923
International Business Machines Corp.	231,484	37,893,931
Intuit, Inc.	65,163	10,940,868
j2 Global, Inc.	12,645	1,011,474
Jack Henry & Associates, Inc.	22,219	2,769,821
Leaf Group Ltd. *	5,920	51,800
Leidos Holdings, Inc.	39,307	2,617,846
Limelight Networks, Inc. *	22,060	96,623
Liquidity Services, Inc. *	15,481	74,309
LivePerson, Inc. *	15,471	184,878
LogMeIn, Inc.	14,577	1,833,787
Manhattan Associates, Inc. *	20,160	1,064,851
ManTech International Corp., Class A	7,038	366,469
MasterCard, Inc., Class A	249,093	42,096,717
Match Group, Inc. *(b)	15,872	554,568
MAXIMUS, Inc.	16,872	1,150,333
Microsoft Corp.	2,074,610	197,108,696
MicroStrategy, Inc., Class A *	2,528	348,181
MINDBODY, Inc., Class A *	8,064	283,450
Mitek Systems, Inc. *	10,165	79,287
Model N, Inc. *	7,661	114,532
Security	Number of Shares	Value ($)
MoneyGram International, Inc. *	9,037	109,167
Monotype Imaging Holdings, Inc.	11,386	272,695
MuleSoft, Inc., Class A *	12,428	305,480
New Relic, Inc. *	11,356	678,294
NIC, Inc.	18,419	305,755
Nuance Communications, Inc. *	68,685	1,223,280
Nutanix, Inc., Class A *	16,000	513,600
Okta, Inc. *	13,557	399,254
Oracle Corp.	818,547	42,228,840
Pandora Media, Inc. *	72,500	346,550
Paychex, Inc.	85,535	5,837,764
Paycom Software, Inc. *	12,420	1,138,169
Paylocity Holding Corp. *	7,489	391,600
PayPal Holdings, Inc. *	303,914	25,929,942
Pegasystems, Inc.	9,644	490,397
Perficient, Inc. *	10,300	199,511
Presidio, Inc. *	9,102	166,658
PRGX Global, Inc. *	11,000	83,600
Progress Software Corp.	12,646	630,150
Proofpoint, Inc. *	13,228	1,349,521
PROS Holdings, Inc. *	7,826	227,267
PTC, Inc. *	32,070	2,330,848
Q2 Holdings, Inc. *	12,590	533,187
QAD, Inc., Class A	3,753	161,754
Qualys, Inc. *	8,578	536,125
QuinStreet, Inc. *	10,517	98,124
Quotient Technology, Inc. *	21,178	249,900
Rapid7, Inc. *	6,779	162,560
RealPage, Inc. *	15,640	778,090
Red Hat, Inc. *	47,572	6,250,009
Reis, Inc.	4,049	84,017
RingCentral, Inc., Class A *	17,218	934,937
Sabre Corp.	54,298	1,127,769
salesforce.com, Inc. *	183,143	20,861,819
Science Applications International Corp.	11,785	903,320
ServiceNow, Inc. *	47,154	7,019,816
ServiceSource International, Inc. *	26,733	90,892
Shutterstock, Inc. *	5,148	227,850
Snap, Inc., Class A *(b)	60,672	820,285
Splunk, Inc. *	38,356	3,542,944
SPS Commerce, Inc. *	6,500	341,900
Square, Inc., Class A *	73,959	3,469,417
SS&C Technologies Holdings, Inc.	47,048	2,365,573
Stamps.com, Inc. *	4,223	860,859
StarTek, Inc. *	3,900	48,750
Switch, Inc., Class A	9,655	156,604
Sykes Enterprises, Inc. *	11,026	342,027
Symantec Corp.	168,356	4,584,334
Synchronoss Technologies, Inc. *	12,110	97,364
Synopsys, Inc. *	39,927	3,697,639
Syntel, Inc. *	10,835	244,329
Tableau Software, Inc., Class A *	16,270	1,249,699
Take-Two Interactive Software, Inc. *	30,420	3,853,301
Teradata Corp. *	31,262	1,266,111
The Hackett Group, Inc.	7,200	115,272
The Trade Desk, Inc., Class A *(b)	5,504	266,834
The Ultimate Software Group, Inc. *	7,980	1,858,462
The Western Union Co.	128,932	2,680,496
TiVo Corp.	32,358	451,394
Total System Services, Inc.	44,504	3,954,625
Travelport Worldwide Ltd.	33,417	454,805
TrueCar, Inc. *	21,107	248,852
TTEC Holdings, Inc.	4,849	192,505
Twilio, Inc., Class A *	18,066	474,052
Twitter, Inc. *	171,469	4,425,615
Tyler Technologies, Inc. *	9,846	1,984,067
Unisys Corp. *	18,200	161,980
Varonis Systems, Inc. *	5,590	303,537
VASCO Data Security International, Inc. *	9,200	132,480

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verint Systems, Inc. *	17,105	714,134
VeriSign, Inc. *	23,149	2,660,283
Virtusa Corp. *	7,262	324,030
Visa, Inc., Class A	486,797	60,474,791
VMware, Inc., Class A *	19,507	2,414,772
Web.com Group, Inc. *	14,122	328,337
WEX, Inc. *	10,338	1,600,426
Workday, Inc., Class A *	36,171	4,336,541
Workiva, Inc. *	8,050	179,515
Worldpay, Inc., Class A *	78,989	6,343,607
XO Group, Inc. *	8,056	153,870
Yelp, Inc. *	20,059	878,985
Zendesk, Inc. *	27,000	1,040,040
Zillow Group, Inc., Class A *	17,469	782,437
Zillow Group, Inc., Class C *	26,594	1,182,369
Zynga, Inc., Class A *	212,600	761,108
		1,108,685,422

Technology Hardware & Equipment 5.4%
3D Systems Corp. *(b)	30,548	312,812
Acacia Communications, Inc. *(b)	5,220	192,670
ADTRAN, Inc.	13,649	218,384
Amphenol Corp., Class A	82,958	7,696,014
Anixter International, Inc. *	7,631	638,715
Apple, Inc.	1,381,022	231,224,513
Applied Optoelectronics, Inc. *(b)	6,000	194,340
Arista Networks, Inc. *	12,630	3,483,607
ARRIS International plc *	50,235	1,270,945
Arrow Electronics, Inc. *	22,493	1,829,581
Avnet, Inc.	30,618	1,301,265
AVX Corp.	14,000	251,160
Badger Meter, Inc.	8,000	385,600
Belden, Inc.	11,044	936,200
Benchmark Electronics, Inc. *	13,708	396,847
CalAmp Corp. *	10,260	251,165
CDW Corp.	41,194	3,080,899
Ciena Corp. *	43,161	918,466
Cisco Systems, Inc.	1,326,759	55,113,569
Cognex Corp.	46,553	2,903,511
Coherent, Inc. *	6,789	1,761,881
CommScope Holding Co., Inc. *	53,282	2,058,284
Communications Systems, Inc.	53,328	186,648
Comtech Telecommunications Corp.	6,802	147,127
Control4 Corp. *	5,383	145,933
Corning, Inc.	230,785	7,205,108
Cray, Inc. *	11,099	269,151
CTS Corp.	10,207	280,693
CUI Global, Inc. *	56,600	156,216
Daktronics, Inc.	14,170	131,214
Diebold Nixdorf, Inc.	20,377	375,956
Digi International, Inc. *	9,100	94,185
Dolby Laboratories, Inc., Class A	17,590	1,131,741
Eastman Kodak Co. *	10,651	84,675
EchoStar Corp., Class A *	15,207	928,539
Electro Scientific Industries, Inc. *	9,900	231,858
Electronics For Imaging, Inc. *	12,455	364,184
ePlus, Inc. *	3,969	306,407
Extreme Networks, Inc. *	36,200	544,086
F5 Networks, Inc. *	17,310	2,501,987
Fabrinet *	11,108	275,589
FARO Technologies, Inc. *	4,650	250,635
Finisar Corp. *	29,702	533,448
Fitbit, Inc., Class A *	46,078	237,302
FLIR Systems, Inc.	38,050	1,948,540
Harmonic, Inc. *	28,370	103,551
Hewlett Packard Enterprise Co.	435,636	7,144,430
HP, Inc.	450,889	10,514,731
I.D. Systems, Inc. *	5,500	40,755
Security	Number of Shares	Value ($)
II-VI, Inc. *	14,385	613,520
Immersion Corp. *	10,166	105,523
Infinera Corp. *	40,484	261,931
Insight Enterprises, Inc. *	9,913	367,971
InterDigital, Inc.	9,143	713,611
IPG Photonics Corp. *	10,300	2,595,085
Itron, Inc. *	9,030	660,996
Jabil, Inc.	49,500	1,258,785
Juniper Networks, Inc.	102,124	2,670,543
KEMET Corp. *	11,973	243,770
Keysight Technologies, Inc. *	51,179	2,391,083
Kimball Electronics, Inc. *	6,825	126,263
Knowles Corp. *	24,307	370,439
Littelfuse, Inc.	6,549	1,423,360
Lumentum Holdings, Inc. *	16,130	746,819
Maxwell Technologies, Inc. *	14,267	82,606
Mesa Laboratories, Inc.	1,023	144,765
Methode Electronics, Inc.	9,500	388,075
Motorola Solutions, Inc.	43,993	4,375,544
MTS Systems Corp.	4,909	254,532
National Instruments Corp.	30,577	1,527,015
NCR Corp. *	31,551	1,183,478
Neonode, Inc. *	31,951	19,340
NetApp, Inc.	72,247	4,443,190
NETGEAR, Inc. *	8,409	586,107
NetScout Systems, Inc. *	22,924	653,334
Novanta, Inc. *	8,604	498,172
Oclaro, Inc. *	44,249	262,839
OSI Systems, Inc. *	4,732	312,691
Palo Alto Networks, Inc. *	24,837	3,921,017
Park Electrochemical Corp.	6,594	120,670
PC Connection, Inc.	4,382	114,808
PC-Tel, Inc. *	8,900	63,724
Plantronics, Inc.	12,172	718,026
Plexus Corp. *	9,034	539,781
Pure Storage, Inc., Class A *	33,300	670,662
Quantum Corp. *	15,625	96,719
Radisys Corp. *	3,500	3,045
Ribbon Communications, Inc. *	15,542	108,483
Richardson Electronics Ltd.	7,300	59,203
Rogers Corp. *	4,831	796,052
Sanmina Corp. *	19,400	507,310
ScanSource, Inc. *	7,330	250,686
Seagate Technology plc	77,333	4,268,782
Super Micro Computer, Inc. *	10,345	236,125
SYNNEX Corp.	7,567	928,698
Systemax, Inc.	3,800	117,990
TE Connectivity Ltd.	93,447	9,581,121
Tech Data Corp. *	10,057	1,008,415
TESSCO Technologies, Inc.	4,025	88,349
Trimble, Inc. *	68,686	3,029,053
TTM Technologies, Inc. *	24,486	403,774
Ubiquiti Networks, Inc. *(b)	6,097	491,845
Universal Display Corp.	11,400	1,817,160
USA Technologies, Inc. *	14,263	120,522
VeriFone Systems, Inc. *	29,314	518,272
ViaSat, Inc. *	14,120	1,067,754
Viavi Solutions, Inc. *	60,600	519,948
Vishay Intertechnology, Inc.	34,021	746,761
Vishay Precision Group, Inc. *	4,093	112,148
Western Digital Corp.	79,977	7,116,353
Xerox Corp.	54,825	1,871,177
Zebra Technologies Corp., Class A *	14,903	1,835,453
		425,686,390

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	1,651,781	61,859,198
ATN International, Inc.	3,250	192,920
Boingo Wireless, Inc. *	14,710	356,717
CenturyLink, Inc.	266,311	4,742,999
Cincinnati Bell, Inc. *	12,293	212,054
Cogent Communications Holdings, Inc.	11,032	497,543
Consolidated Communications Holdings, Inc.	16,757	208,625
Frontier Communications Corp. (b)	19,211	157,338
General Communication, Inc., Class A *	7,306	306,341
Globalstar, Inc. *	108,677	114,111
Hawaiian Telcom Holdco, Inc. *	3,989	114,444
Iridium Communications, Inc. *	21,754	276,276
ORBCOMM, Inc. *	20,181	231,880
pdvWireless, Inc. *	2,756	94,806
Shenandoah Telecommunications Co.	12,393	421,362
Spok Holdings, Inc.	5,500	85,800
Sprint Corp. *	179,505	956,762
Straight Path Communications, Inc., Class B *	1,900	346,750
T-Mobile US, Inc. *	78,419	5,105,077
Telephone & Data Systems, Inc.	23,553	646,059
United States Cellular Corp. *	5,400	196,398
Verizon Communications, Inc.	1,096,144	59,268,506
Vonage Holdings Corp. *	54,575	610,694
Windstream Holdings, Inc.	53,040	87,516
Zayo Group Holdings, Inc. *	51,063	1,874,012
		138,964,188

Transportation 2.1%
Air Transport Services Group, Inc. *	12,727	316,393
Alaska Air Group, Inc.	35,433	2,329,011
Allegiant Travel Co.	4,000	637,000
AMERCO	1,800	657,144
American Airlines Group, Inc.	114,938	6,243,432
ArcBest Corp.	7,080	251,694
Atlas Air Worldwide Holdings, Inc. *	6,500	365,950
Avis Budget Group, Inc. *	18,531	833,154
C.H. Robinson Worldwide, Inc.	37,234	3,405,422
Celadon Group, Inc.	8,890	49,340
Covenant Transport Group, Inc., Class A *	3,000	87,990
CSX Corp.	239,326	13,586,537
Daseke, Inc. *	11,484	155,034
Delta Air Lines, Inc.	177,327	10,066,854
Echo Global Logistics, Inc. *	7,245	211,554
Expeditors International of Washington, Inc.	47,406	3,079,020
FedEx Corp.	66,130	17,357,802
Forward Air Corp.	8,241	500,311
Genesee & Wyoming, Inc., Class A *	15,730	1,256,041
Hawaiian Holdings, Inc.	13,858	517,596
Heartland Express, Inc.	13,421	304,523
Hertz Global Holdings, Inc. *	21,781	499,438
Hub Group, Inc., Class A *	8,962	430,624
JB Hunt Transport Services, Inc.	23,039	2,783,802
JetBlue Airways Corp. *	82,555	1,722,097
Kansas City Southern	27,555	3,117,297
Kirby Corp. *	13,942	1,044,256
Knight-Swift Transportation Holdings, Inc.	38,399	1,911,886
Landstar System, Inc.	11,937	1,325,604
Macquarie Infrastructure Corp.	20,386	1,352,611
Marten Transport Ltd.	11,035	256,012
Matson, Inc.	14,300	489,203
Norfolk Southern Corp.	77,231	11,652,613
Old Dominion Freight Line, Inc.	18,119	2,653,528
Roadrunner Transportation Systems, Inc. *	4,900	27,293
Security	Number of Shares	Value ($)
Ryder System, Inc.	13,481	1,173,251
Saia, Inc. *	6,874	519,331
Schneider National, Inc., Class B	8,373	245,161
SkyWest, Inc.	14,300	797,225
Southwest Airlines Co.	147,130	8,945,504
Spirit Airlines, Inc. *	18,160	764,899
Union Pacific Corp.	211,649	28,255,142
United Continental Holdings, Inc. *	66,817	4,531,529
United Parcel Service, Inc., Class B	184,661	23,511,039
Universal Logistics Holdings, Inc.	3,300	76,725
Werner Enterprises, Inc.	11,686	475,620
XPO Logistics, Inc. *	27,141	2,563,196
YRC Worldwide, Inc. *	8,600	137,342
		163,474,030

Utilities 2.7%
AES Corp.	181,811	2,101,735
ALLETE, Inc.	13,597	984,967
Alliant Energy Corp.	64,400	2,559,900
Ameren Corp.	66,224	3,750,265
American Electric Power Co., Inc.	129,661	8,918,084
American States Water Co.	12,210	674,236
American Water Works Co., Inc.	46,321	3,852,518
Aqua America, Inc.	50,267	1,820,168
Artesian Resources Corp., Class A	4,000	148,720
Atmos Energy Corp.	31,090	2,577,361
Avangrid, Inc.	18,024	878,129
Avista Corp.	15,800	795,688
Black Hills Corp.	13,400	744,370
Cadiz, Inc. *(b)	6,356	92,480
California Water Service Group	13,287	540,781
Calpine Corp. *	92,512	1,396,006
CenterPoint Energy, Inc.	114,277	3,220,326
Chesapeake Utilities Corp.	4,786	351,771
CMS Energy Corp.	73,259	3,278,340
Connecticut Water Service, Inc.	3,873	205,463
Consolidated Edison, Inc.	82,775	6,651,799
Dominion Energy, Inc.	172,552	13,189,875
DTE Energy Co.	46,657	4,928,845
Duke Energy Corp.	187,207	14,695,749
Dynegy, Inc. *	35,246	441,280
Edison International	86,457	5,406,156
El Paso Electric Co.	11,300	589,860
Entergy Corp.	49,509	3,895,863
Eversource Energy	86,634	5,465,739
Evoqua Water Technologies Corp. *	6,998	159,974
Exelon Corp.	256,913	9,893,720
FirstEnergy Corp.	122,356	4,025,512
Genie Energy Ltd., Class B	12,800	55,936
Great Plains Energy, Inc.	58,575	1,822,854
Hawaiian Electric Industries, Inc.	29,118	993,215
IDACORP, Inc.	15,700	1,354,596
MDU Resources Group, Inc.	56,070	1,484,734
MGE Energy, Inc.	9,950	595,010
Middlesex Water Co.	5,268	198,393
National Fuel Gas Co.	22,180	1,236,535
New Jersey Resources Corp.	22,869	887,317
NextEra Energy, Inc.	125,967	19,955,692
NiSource, Inc.	95,479	2,356,422
Northwest Natural Gas Co.	7,913	453,811
NorthWestern Corp.	12,721	691,259
NRG Energy, Inc.	82,079	2,134,875
NRG Yield, Inc., Class A	8,300	156,289
NRG Yield, Inc., Class C	26,071	492,742
OGE Energy Corp.	51,299	1,651,828
ONE Gas, Inc.	13,888	983,687
Ormat Technologies, Inc.	9,744	682,860
Otter Tail Corp.	11,773	501,530

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pattern Energy Group, Inc.	24,002	494,921
PG&E Corp.	136,758	5,802,642
Pinnacle West Capital Corp.	30,483	2,437,116
PNM Resources, Inc.	24,000	914,400
Portland General Electric Co.	23,208	982,859
PPL Corp.	179,645	5,725,286
Public Service Enterprise Group, Inc.	136,310	7,070,400
Pure Cycle Corp. *	8,000	69,200
SCANA Corp.	39,105	1,589,227
Sempra Energy	67,322	7,204,800
SJW Group.	6,170	369,213
South Jersey Industries, Inc.	21,679	638,230
Southwest Gas Holdings, Inc.	12,585	926,004
Spire, Inc.	12,806	851,599
TerraForm Power, Inc., Class A	13,888	151,379
The Southern Co.	269,796	12,170,498
The York Water Co.	4,611	145,938
UGI Corp.	44,400	2,032,188
Unitil Corp.	4,900	216,629
Vectren Corp.	24,298	1,473,188
Vistra Energy Corp. *	72,681	1,417,279
WEC Energy Group, Inc.	83,913	5,395,606
Westar Energy, Inc.	39,149	2,022,437
WGL Holdings, Inc.	12,347	1,039,864
Xcel Energy, Inc.	136,075	6,210,463
		214,276,631
Total Common Stock
(Cost $4,395,475,319)		7,843,735,293

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(e)	18,400	1,527

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(e)	31,000	34,410
FRD Acquisition Co. CVR *(e)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(e)	8,900	—
Total Rights
(Cost $34,632)		35,937
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	21,094,558	21,094,558
Total Other Investment Company
(Cost $21,094,558)		21,094,558
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
0.78%, 02/01/18 (d)	22,400,000	22,400,000
Total Short-Term Investment
(Cost $22,400,000)		22,400,000

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	244	34,474,760	(194,736)
Russell 2000 Index, mini, expires 03/16/18	76	5,988,800	(98,738)
Net Unrealized Depreciation			(293,474)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,337,129.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	292,470	26,300	—	318,770	$2,538,415	$—	$23,398

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,563,031,650	$—	$—	$7,563,031,650
Real Estate	280,703,643	—	— *	280,703,643
Rights [1]
United States	—	—	35,937 *	35,937
Other Investment Company[1]	21,094,558	—	—	21,094,558
Short-Term Investment[1]	—	22,400,000	—	22,400,000
Liabilities
Futures Contracts[2]	(293,474)	—	—	(293,474)
Total	$7,864,536,377	$22,400,000	$35,937	$7,886,972,314
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Aptiv plc	610	57,877
BorgWarner, Inc.	40	2,250
Delphi Technologies plc *	209	11,543
Gentex Corp.	440	10,419
Harley-Davidson, Inc.	270	13,084
Lear Corp.	132	25,495
Tesla, Inc. *	305	108,065
Thor Industries, Inc.	114	15,579
Visteon Corp. *	76	9,886
		254,198

Banks 0.3%
Bank of the Ozarks, Inc.	132	6,593
East West Bancorp, Inc.	27	1,780
First Republic Bank	297	26,596
Pinnacle Financial Partners, Inc.	39	2,469
Signature Bank *	71	10,934
SVB Financial Group *	90	22,190
Western Alliance Bancorp *	126	7,391
		77,953

Capital Goods 8.8%
3M Co.	1,328	332,664
A.O. Smith Corp.	334	22,304
Acuity Brands, Inc.	66	10,193
Air Lease Corp.	8	389
Allegion plc	217	18,686
Allison Transmission Holdings, Inc.	282	12,476
AMETEK, Inc.	92	7,020
Armstrong World Industries, Inc. *	99	6,207
BWX Technologies, Inc.	213	13,513
Caterpillar, Inc.	1,180	192,080
Cummins, Inc.	114	21,432
Deere & Co.	731	121,653
Donaldson Co., Inc.	272	13,780
Dover Corp.	45	4,779
Emerson Electric Co.	203	14,663
Fastenal Co.	671	36,878
Fortive Corp.	635	48,273
Fortune Brands Home & Security, Inc.	327	23,194
Gardner Denver Holdings, Inc. *	148	5,118
General Dynamics Corp.	242	53,840
General Electric Co.	3,442	55,657
Graco, Inc.	392	18,346
Harris Corp.	71	11,316
HD Supply Holdings, Inc. *	409	15,906
HEICO Corp.	66	5,301
HEICO Corp., Class A	131	8,626
Hexcel Corp.	129	8,817
Honeywell International, Inc.	1,021	163,023
Hubbell, Inc.	84	11,420
Huntington Ingalls Industries, Inc.	87	20,666
IDEX Corp.	158	22,670
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	701	121,743
Ingersoll-Rand plc	290	27,443
Lennox International, Inc.	81	17,651
Lincoln Electric Holdings, Inc.	136	13,270
Lockheed Martin Corp.	517	183,457
Masco Corp.	465	20,767
MSC Industrial Direct Co., Inc., Class A	43	4,037
Nordson Corp.	135	19,402
Northrop Grumman Corp.	368	125,315
Parker-Hannifin Corp.	264	53,175
Quanta Services, Inc. *	66	2,540
Raytheon Co.	251	52,444
Rockwell Automation, Inc.	292	57,609
Rockwell Collins, Inc.	369	51,103
Roper Technologies, Inc.	219	61,449
Sensata Technologies Holding N.V. *	194	10,912
Snap-on, Inc.	13	2,227
Stanley Black & Decker, Inc.	37	6,150
The Boeing Co.	1,276	452,176
The Middleby Corp. *	121	16,487
The Toro Co.	234	15,362
TransDigm Group, Inc.	113	35,811
United Rentals, Inc. *	196	35,498
Univar, Inc. *	280	8,361
W.W. Grainger, Inc.	111	29,932
WABCO Holdings, Inc. *	111	17,137
Wabtec Corp.	65	5,268
Watsco, Inc.	70	12,585
Welbilt, Inc. *	298	6,645
Xylem, Inc.	206	14,886
		2,781,732

Commercial & Professional Services 0.9%
Cintas Corp.	192	32,342
Clean Harbors, Inc. *	92	5,091
Copart, Inc. *	462	20,360
Equifax, Inc.	276	34,481
IHS Markit Ltd. *	507	24,199
KAR Auction Services, Inc.	300	16,362
Robert Half International, Inc.	295	17,075
Rollins, Inc.	219	10,806
The Dun & Bradstreet Corp.	30	3,712
TransUnion *	350	20,776
Verisk Analytics, Inc. *	348	34,817
Waste Management, Inc.	813	71,894
		291,915

Consumer Durables & Apparel 1.4%
Brunswick Corp.	163	10,233
Carter’s, Inc.	109	13,113
D.R. Horton, Inc.	425	20,846
Hanesbrands, Inc.	853	18,527
Hasbro, Inc.	196	18,536
Leggett & Platt, Inc.	254	11,814
lululemon Athletica, Inc. *	225	17,597
Mattel, Inc.	118	1,869
Michael Kors Holdings Ltd. *	29	1,914

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	11	3,092
NIKE, Inc., Class B	2,977	203,091
NVR, Inc. *	8	25,425
Polaris Industries, Inc.	137	15,482
PulteGroup, Inc.	167	5,316
Skechers U.S.A., Inc., Class A *	139	5,725
Tapestry, Inc.	118	5,551
Tempur Sealy International, Inc. *	32	1,908
Toll Brothers, Inc.	153	7,127
Tupperware Brands Corp.	108	6,238
Under Armour, Inc., Class A *	260	3,604
Under Armour, Inc., Class C *	287	3,688
VF Corp.	552	44,789
Whirlpool Corp.	10	1,814
		447,299

Consumer Services 3.4%
Aramark	246	11,269
Bright Horizons Family Solutions, Inc. *	126	12,373
Chipotle Mexican Grill, Inc. *	56	18,186
Choice Hotels International, Inc.	78	6,408
Darden Restaurants, Inc.	287	27,509
Domino’s Pizza, Inc.	102	22,119
Dunkin’ Brands Group, Inc.	202	13,059
Extended Stay America, Inc.	262	5,300
H&R Block, Inc.	81	2,150
Hilton Grand Vacations, Inc. *	165	7,420
Hilton Worldwide Holdings, Inc.	428	36,658
Las Vegas Sands Corp.	818	63,411
Marriott International, Inc., Class A	699	102,991
McDonald’s Corp.	1,829	313,015
MGM Resorts International	66	2,406
Service Corp. International	404	16,148
ServiceMaster Global Holdings, Inc. *	297	15,658
Six Flags Entertainment Corp.	159	10,742
Starbucks Corp.	3,234	183,723
The Wendy’s Co.	467	7,556
Vail Resorts, Inc.	94	20,545
Wyndham Worldwide Corp.	229	28,426
Wynn Resorts Ltd.	181	29,972
Yum China Holdings, Inc.	722	33,494
Yum! Brands, Inc.	775	65,557
		1,056,095

Diversified Financials 2.0%
Ameriprise Financial, Inc.	303	51,116
BGC Partners, Inc., Class A	111	1,588
Capital One Financial Corp.	70	7,277
Cboe Global Markets, Inc.	252	33,866
Credit Acceptance Corp. *	22	7,254
Eaton Vance Corp.	258	14,912
FactSet Research Systems, Inc.	91	18,263
Federated Investors, Inc., Class B	50	1,734
Intercontinental Exchange, Inc.	637	47,036
Invesco Ltd.	123	4,444
Lazard Ltd., Class A	236	13,823
Legg Mason, Inc.	49	2,088
Leucadia National Corp.	203	5,495
LPL Financial Holdings, Inc.	202	12,051
MarketAxess Holdings, Inc.	87	17,070
Moody’s Corp.	378	61,157
Morningstar, Inc.	44	4,229
MSCI, Inc.	198	27,568
Raymond James Financial, Inc.	84	8,097
S&P Global, Inc.	592	107,211
SEI Investments Co.	297	22,320
State Street Corp.	42	4,627
Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	89	9,935
TD Ameritrade Holding Corp.	504	28,118
The Charles Schwab Corp. (a)	2,152	114,788
Voya Financial, Inc.	38	1,973
		628,040

Energy 0.9%
Antero Resources Corp. *	249	4,838
Apache Corp.	37	1,660
Cabot Oil & Gas Corp.	762	20,079
Cheniere Energy, Inc. *	302	17,081
Chesapeake Energy Corp. *	98	343
Cimarex Energy Co.	203	22,777
Continental Resources, Inc. *	91	5,053
Devon Energy Corp.	93	3,847
Diamondback Energy, Inc. *	49	6,150
EOG Resources, Inc.	119	13,685
EQT Corp.	72	3,909
Gulfport Energy Corp. *	29	295
Halliburton Co.	1,354	72,710
Laredo Petroleum, Inc. *	348	3,386
Newfield Exploration Co. *	475	15,038
ONEOK, Inc.	856	50,384
Parsley Energy, Inc., Class A *	378	8,921
RPC, Inc.	97	1,959
RSP Permian, Inc. *	147	5,833
The Williams Cos., Inc.	258	8,099
		266,047

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	997	194,285
Rite Aid Corp. *	1,215	2,649
Sprouts Farmers Market, Inc. *	276	7,709
Sysco Corp.	1,109	69,723
The Kroger Co.	1,113	33,790
Walgreens Boots Alliance, Inc.	380	28,599
		336,755

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	4,367	307,175
Blue Buffalo Pet Products, Inc. *	222	7,543
Brown-Forman Corp., Class A	111	7,659
Brown-Forman Corp., Class B	383	26,542
Campbell Soup Co.	264	12,289
Constellation Brands, Inc., Class A	370	81,204
Dr Pepper Snapple Group, Inc.	419	50,008
General Mills, Inc.	930	54,396
Kellogg Co.	521	35,485
Lamb Weston Holdings, Inc.	79	4,629
McCormick & Co., Inc. — Non Voting Shares	277	30,129
Monster Beverage Corp. *	935	63,795
PepsiCo, Inc.	2,845	342,253
Philip Morris International, Inc.	316	33,885
Pilgrim’s Pride Corp. *	84	2,333
The Coca-Cola Co.	6,588	313,523
The Hershey Co.	282	31,113
TreeHouse Foods, Inc. *	43	2,028
		1,405,989

Health Care Equipment & Services 5.5%
ABIOMED, Inc. *	93	21,855
Aetna, Inc.	231	43,155
Align Technology, Inc. *	183	47,946
AmerisourceBergen Corp.	363	36,180
athenahealth, Inc. *	85	10,651

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Baxter International, Inc.	101	7,275
Becton, Dickinson & Co.	595	144,549
Boston Scientific Corp. *	3,161	88,382
Centene Corp. *	51	5,469
Cerner Corp. *	665	45,971
Cigna Corp.	479	99,800
DexCom, Inc. *	185	10,767
Edwards Lifesciences Corp. *	473	59,872
Express Scripts Holding Co. *	84	6,651
HCA Healthcare, Inc. *	47	4,755
Henry Schein, Inc. *	365	27,623
Hill-Rom Holdings, Inc.	144	12,288
Hologic, Inc. *	346	14,774
Humana, Inc.	310	87,367
IDEXX Laboratories, Inc. *	199	37,221
Intuitive Surgical, Inc. *	254	109,644
LifePoint Health, Inc. *	7	346
McKesson Corp.	51	8,613
Medtronic plc	232	19,927
Patterson Cos., Inc.	10	359
Premier, Inc., Class A *	18	584
ResMed, Inc.	320	32,253
Stryker Corp.	778	127,888
Teleflex, Inc.	18	5,000
The Cooper Cos., Inc.	86	21,042
UnitedHealth Group, Inc.	2,200	520,916
Varian Medical Systems, Inc. *	209	26,648
Veeva Systems, Inc., Class A *	261	16,406
WellCare Health Plans, Inc. *	91	19,145
West Pharmaceutical Services, Inc.	172	17,234
		1,738,556

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	582	28,431
Colgate-Palmolive Co.	316	23,460
Energizer Holdings, Inc.	123	7,161
Herbalife Ltd. *	145	12,033
Kimberly-Clark Corp.	697	81,549
Nu Skin Enterprises, Inc., Class A	25	1,796
Spectrum Brands Holdings, Inc.	51	6,041
The Clorox Co.	253	35,848
The Estee Lauder Cos., Inc., Class A	494	66,670
The Procter & Gamble Co.	305	26,334
		289,323

Insurance 1.1%
American International Group, Inc.	256	16,363
Aon plc	563	80,042
Arch Capital Group Ltd. *	45	4,092
Arthur J. Gallagher & Co.	288	19,676
Aspen Insurance Holdings Ltd.	49	1,830
Assurant, Inc.	22	2,013
Erie Indemnity Co., Class A	39	4,632
Marsh & McLennan Cos., Inc.	1,179	98,470
RenaissanceRe Holdings Ltd.	3	381
The Allstate Corp.	231	22,816
The Progressive Corp.	1,327	71,791
XL Group Ltd.	181	6,668
		328,774

Materials 3.6%
Albemarle Corp.	47	5,245
AptarGroup, Inc.	26	2,273
Ardagh Group S.A.	17	340
Avery Dennison Corp.	185	22,696
Axalta Coating Systems Ltd. *	465	14,647
Security	Number of Shares	Value ($)
Ball Corp.	430	16,460
Berry Global Group, Inc. *	293	17,343
Celanese Corp., Series A	182	19,685
Crown Holdings, Inc. *	206	11,958
DowDuPont, Inc.	2,544	192,275
Eagle Materials, Inc.	106	11,877
Ecolab, Inc.	582	80,130
FMC Corp.	307	28,038
Freeport-McMoRan, Inc. *	594	11,583
Graphic Packaging Holding Co.	474	7,655
Huntsman Corp.	212	7,329
International Flavors & Fragrances, Inc.	181	27,204
International Paper Co.	853	53,620
LyondellBasell Industries N.V., Class A	328	39,307
Martin Marietta Materials, Inc.	133	30,347
Monsanto Co.	1,001	121,922
NewMarket Corp.	16	6,361
Owens-Illinois, Inc. *	294	6,827
Packaging Corp. of America	218	27,387
Platform Specialty Products Corp. *	186	2,178
PPG Industries, Inc.	542	64,352
Praxair, Inc.	579	93,503
Royal Gold, Inc.	60	5,340
RPM International, Inc.	269	14,042
Sealed Air Corp.	224	10,606
Silgan Holdings, Inc.	184	5,500
Southern Copper Corp.	159	7,719
Steel Dynamics, Inc.	54	2,452
The Chemours Co.	429	22,145
The Scotts Miracle-Gro Co.	99	8,937
The Sherwin-Williams Co.	189	78,834
Vulcan Materials Co.	284	38,454
W.R. Grace & Co.	163	12,033
Westlake Chemical Corp.	42	4,729
		1,133,333

Media 3.1%
AMC Networks, Inc., Class A *	112	5,778
Cable One, Inc.	11	7,766
CBS Corp., Class B — Non Voting Shares	771	44,417
Charter Communications, Inc., Class A *	284	107,139
Comcast Corp., Class A	9,836	418,325
DISH Network Corp., Class A *	399	18,713
Lions Gate Entertainment Corp., Class A *	76	2,572
Lions Gate Entertainment Corp., Class B *	128	4,096
Live Nation Entertainment, Inc. *	317	14,284
Omnicom Group, Inc.	534	40,931
Regal Entertainment Group, Class A	80	1,830
Scripps Networks Interactive, Inc., Class A	102	8,975
Sirius XM Holdings, Inc.	3,230	19,735
The Interpublic Group of Cos., Inc.	770	16,855
The Madison Square Garden Co., Class A *	2	432
The Walt Disney Co.	2,413	262,221
Twenty-First Century Fox, Inc., Class A	102	3,764
Twenty-First Century Fox, Inc., Class B	60	2,190
		980,023

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	3,656	410,276
ACADIA Pharmaceuticals, Inc. *	210	6,281
Agilent Technologies, Inc.	177	12,997
Agios Pharmaceuticals, Inc. *	95	7,482
Akorn, Inc. *	179	5,767
Alexion Pharmaceuticals, Inc. *	398	47,489
Alkermes plc *	362	20,696
Alnylam Pharmaceuticals, Inc. *	173	22,487
Amgen, Inc.	486	90,420

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bio-Techne Corp.	84	11,784
Biogen, Inc. *	456	158,601
BioMarin Pharmaceutical, Inc. *	398	35,912
Bioverativ, Inc. *	253	26,074
Bristol-Myers Squibb Co.	1,857	116,248
Bruker Corp.	66	2,350
Celgene Corp. *	1,770	179,053
Charles River Laboratories International, Inc. *	106	11,177
Eli Lilly & Co.	2,231	181,715
Exelixis, Inc. *	654	19,823
Gilead Sciences, Inc.	2,123	177,907
Illumina, Inc. *	337	78,400
Incyte Corp. *	400	36,116
Intercept Pharmaceuticals, Inc. *	46	2,857
Intrexon Corp. *	113	1,469
Ionis Pharmaceuticals, Inc. *	284	14,916
IQVIA Holdings, Inc. *	246	25,139
Johnson & Johnson	941	130,037
Merck & Co., Inc.	334	19,789
Mettler-Toledo International, Inc. *	57	38,490
Neurocrine Biosciences, Inc. *	198	16,923
OPKO Health, Inc. *	71	317
PerkinElmer, Inc.	50	4,008
QIAGEN N.V. *	171	5,727
Regeneron Pharmaceuticals, Inc. *	183	67,097
Seattle Genetics, Inc. *	219	11,454
TESARO, Inc. *	90	6,071
Thermo Fisher Scientific, Inc.	413	92,557
Vertex Pharmaceuticals, Inc. *	576	96,117
Waters Corp. *	173	37,301
Zoetis, Inc.	1,125	86,321
		2,315,645

Real Estate 2.3%
American Tower Corp.	966	142,678
Boston Properties, Inc.	52	6,433
CBRE Group, Inc., Class A *	299	13,661
CoreSite Realty Corp.	74	8,016
Crown Castle International Corp.	921	103,861
CubeSmart	265	7,296
CyrusOne, Inc.	168	9,692
Digital Realty Trust, Inc.	357	39,966
Douglas Emmett, Inc.	313	12,104
Equinix, Inc.	179	81,479
Equity LifeStyle Properties, Inc.	192	16,573
Extra Space Storage, Inc.	230	19,200
Federal Realty Investment Trust	64	7,731
Gaming & Leisure Properties, Inc.	159	5,794
Hudson Pacific Properties, Inc.	18	576
Iron Mountain, Inc.	545	19,091
Lamar Advertising Co., Class A	177	12,744
Outfront Media, Inc.	22	493
Public Storage	342	66,950
SBA Communications Corp. *	277	48,337
Simon Property Group, Inc.	648	105,864
Tanger Factory Outlet Centers, Inc.	8	201
Taubman Centers, Inc.	65	4,007
		732,747

Retailing 9.9%
Advance Auto Parts, Inc.	44	5,148
Amazon.com, Inc. *	911	1,321,761
AutoZone, Inc. *	53	40,568
Burlington Stores, Inc. *	88	10,710
CarMax, Inc. *	427	30,475
Dick’s Sporting Goods, Inc.	155	4,876
Dollar General Corp.	239	24,646
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	506	58,190
Expedia, Inc.	275	35,203
Floor & Decor Holdings, Inc., Class A *	39	1,829
Foot Locker, Inc.	10	491
Genuine Parts Co.	125	13,009
L Brands, Inc.	88	4,408
Liberty Expedia Holdings, Inc., Class A *	11	516
Liberty Interactive Corp., QVC Group, Class A *	630	17,697
LKQ Corp. *	86	3,615
Lowe’s Cos., Inc.	1,904	199,406
Netflix, Inc. *	941	254,352
Nordstrom, Inc.	266	13,116
O'Reilly Automotive, Inc. *	189	50,026
Pool Corp.	88	11,901
Ross Stores, Inc.	874	72,009
Sally Beauty Holdings, Inc. *	115	1,910
The Gap, Inc.	13	432
The Home Depot, Inc.	2,706	543,635
The Michaels Cos., Inc. *	211	5,670
The Priceline Group, Inc. *	113	216,062
The TJX Cos., Inc.	1,458	117,107
Tractor Supply Co.	279	21,274
TripAdvisor, Inc. *	101	3,502
Ulta Salon, Cosmetics & Fragrance, Inc. *	133	29,539
Wayfair, Inc., Class A *	89	8,189
Williams-Sonoma, Inc.	31	1,588
		3,122,860

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	1,942	26,683
Analog Devices, Inc.	830	76,260
Applied Materials, Inc.	2,437	130,696
Broadcom Ltd.	928	230,172
Cavium, Inc. *	145	12,873
Cypress Semiconductor Corp.	31	536
KLA-Tencor Corp.	361	39,638
Lam Research Corp.	366	70,096
Maxim Integrated Products, Inc.	647	39,467
Microchip Technology, Inc.	525	49,991
Micron Technology, Inc. *	1,893	82,762
Microsemi Corp. *	218	13,470
NVIDIA Corp.	1,303	320,277
NXP Semiconductors N.V. *	443	53,302
ON Semiconductor Corp. *	915	22,637
Qorvo, Inc. *	149	10,694
Skyworks Solutions, Inc.	426	41,411
Teradyne, Inc.	432	19,803
Texas Instruments, Inc.	2,292	251,364
Versum Materials, Inc.	11	405
Xilinx, Inc.	540	39,431
		1,531,968

Software & Services 25.8%
Accenture plc, Class A	1,422	228,515
Activision Blizzard, Inc.	1,694	125,576
Adobe Systems, Inc. *	1,128	225,329
Alliance Data Systems Corp.	108	27,719
Alphabet, Inc., Class A *	683	807,456
Alphabet, Inc., Class C *	693	810,768
ANSYS, Inc. *	191	30,875
Atlassian Corp. plc, Class A *	205	11,068
Autodesk, Inc. *	393	45,439
Automatic Data Processing, Inc.	1,020	126,103
Black Knight, Inc. *	248	12,276
Booz Allen Hamilton Holding Corp.	307	12,028
Broadridge Financial Solutions, Inc.	272	26,224
Cadence Design Systems, Inc. *	619	27,768

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CDK Global, Inc.	297	21,173
Citrix Systems, Inc. *	354	32,837
Cognizant Technology Solutions Corp., Class A	1,347	105,039
CoreLogic, Inc. *	115	5,446
CoStar Group, Inc. *	81	28,035
CSRA, Inc.	371	12,347
Dell Technologies, Inc., Class V *	479	34,344
DST Systems, Inc.	7	584
DXC Technology Co.	652	64,907
Electronic Arts, Inc. *	680	86,333
Euronet Worldwide, Inc. *	114	10,701
Facebook, Inc., Class A *	5,353	1,000,422
Fidelity National Information Services, Inc.	429	43,912
First Data Corp., Class A *	1,115	19,736
Fiserv, Inc. *	485	68,307
FleetCor Technologies, Inc. *	204	43,350
Fortinet, Inc. *	318	14,641
Gartner, Inc. *	202	28,026
Genpact Ltd.	349	11,845
Global Payments, Inc.	348	38,899
GoDaddy, Inc., Class A *	278	15,354
Guidewire Software, Inc. *	68	5,403
IAC/InterActiveCorp *	155	22,470
International Business Machines Corp.	1,335	218,540
Intuit, Inc.	561	94,192
Jack Henry & Associates, Inc.	180	22,439
LogMeIn, Inc.	69	8,680
Manhattan Associates, Inc. *	150	7,923
MasterCard, Inc., Class A	2,158	364,702
Match Group, Inc. *	66	2,306
Microsoft Corp.	17,194	1,633,602
Oracle Corp.	544	28,065
Pandora Media, Inc. *	436	2,084
Paychex, Inc.	739	50,437
PayPal Holdings, Inc. *	2,597	221,576
PTC, Inc. *	271	19,696
Red Hat, Inc. *	403	52,946
Sabre Corp.	397	8,246
salesforce.com, Inc. *	1,545	175,991
ServiceNow, Inc. *	380	56,571
Splunk, Inc. *	310	28,635
Square, Inc., Class A *	560	26,270
SS&C Technologies Holdings, Inc.	376	18,905
Switch, Inc., Class A	29	470
Symantec Corp.	1,417	38,585
Synopsys, Inc. *	21	1,945
Tableau Software, Inc., Class A *	145	11,138
Take-Two Interactive Software, Inc. *	253	32,048
The Ultimate Software Group, Inc. *	62	14,439
The Western Union Co.	1,068	22,204
Total System Services, Inc.	419	37,232
Twitter, Inc. *	76	1,962
Tyler Technologies, Inc. *	75	15,113
VeriSign, Inc. *	198	22,754
Visa, Inc., Class A	4,169	517,915
VMware, Inc., Class A *	165	20,425
WEX, Inc. *	75	11,611
Workday, Inc., Class A *	309	37,046
Worldpay, Inc., Class A *	653	52,442
Zillow Group, Inc., Class A *	76	3,404
Zillow Group, Inc., Class C *	170	7,558
		8,121,352

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	679	62,991
Apple, Inc.	11,775	1,971,488
Arista Networks, Inc. *	120	33,098
CDW Corp.	350	26,177
Security	Number of Shares	Value ($)
Cognex Corp.	384	23,950
Coherent, Inc. *	57	14,793
CommScope Holding Co., Inc. *	202	7,803
Corning, Inc.	122	3,809
F5 Networks, Inc. *	145	20,958
FLIR Systems, Inc.	158	8,091
IPG Photonics Corp. *	84	21,164
Motorola Solutions, Inc.	28	2,785
National Instruments Corp.	181	9,039
NCR Corp. *	294	11,028
NetApp, Inc.	522	32,103
Palo Alto Networks, Inc. *	200	31,574
Trimble, Inc. *	462	20,374
Universal Display Corp.	97	15,462
Western Digital Corp.	103	9,165
Zebra Technologies Corp., Class A *	115	14,163
		2,340,015

Telecommunication Services 0.9%
T-Mobile US, Inc. *	404	26,300
Verizon Communications, Inc.	4,694	253,805
Zayo Group Holdings, Inc. *	405	14,864
		294,969

Transportation 2.9%
Alaska Air Group, Inc.	215	14,132
American Airlines Group, Inc.	435	23,629
C.H. Robinson Worldwide, Inc.	326	29,816
Copa Holdings S.A., Class A	3	415
CSX Corp.	1,745	99,064
Expeditors International of Washington, Inc.	295	19,160
FedEx Corp.	566	148,564
JB Hunt Transport Services, Inc.	200	24,166
Landstar System, Inc.	100	11,105
Old Dominion Freight Line, Inc.	86	12,595
Southwest Airlines Co.	1,274	77,459
Union Pacific Corp.	1,635	218,273
United Parcel Service, Inc., Class B	1,579	201,038
XPO Logistics, Inc. *	194	18,321
		897,737

Utilities 0.0%
NRG Energy, Inc.	128	3,330
Total Common Stock
(Cost $30,022,428)		31,376,655

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (b)	140,424	140,424
Total Other Investment Company
(Cost $140,424)		140,424

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 03/16/18	1	72,425	(87)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	2,152	—	2,152	$1,803	$—	$—
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$31,376,655	$—	$—	$31,376,655
Other Investment Company[1]	140,424	—	—	140,424
Liabilities
Futures Contracts[2]	(87)	—	—	(87)
Total	$31,516,992	$—	$—	$31,516,992
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.0%
Adient plc	185	11,988
BorgWarner, Inc.	377	21,210
Ford Motor Co.	7,606	83,438
General Motors Co.	2,548	108,061
Gentex Corp.	211	4,996
Harley-Davidson, Inc.	80	3,877
Lear Corp.	23	4,442
The Goodyear Tire & Rubber Co.	480	16,714
		254,726

Banks 13.2%
Associated Banc-Corp.	317	7,846
Bank of America Corp.	19,052	609,664
Bank of Hawaii Corp.	75	6,275
Bank of the Ozarks, Inc.	135	6,743
BankUnited, Inc.	210	8,618
BB&T Corp.	1,543	85,158
BOK Financial Corp.	51	4,931
CIT Group, Inc.	250	12,673
Citigroup, Inc.	5,196	407,782
Citizens Financial Group, Inc.	970	44,523
Comerica, Inc.	344	32,756
Commerce Bancshares, Inc.	174	10,181
Cullen/Frost Bankers, Inc.	111	11,812
East West Bancorp, Inc.	260	17,137
F.N.B. Corp.	658	9,442
Fifth Third Bancorp	1,388	45,943
First Hawaiian, Inc.	95	2,746
First Horizon National Corp.	567	11,261
First Republic Bank	66	5,910
Huntington Bancshares, Inc.	2,145	34,706
JPMorgan Chase & Co.	6,781	784,358
KeyCorp	2,118	45,325
M&T Bank Corp.	277	52,846
New York Community Bancorp, Inc.	923	13,070
PacWest Bancorp	242	12,688
People’s United Financial, Inc.	663	13,041
Pinnacle Financial Partners, Inc.	86	5,444
Popular, Inc.	197	8,006
Prosperity Bancshares, Inc.	133	10,081
Regions Financial Corp.	2,287	43,979
Signature Bank *	45	6,930
SunTrust Banks, Inc.	935	66,105
SVB Financial Group *	28	6,903
Synovus Financial Corp.	232	11,690
TCF Financial Corp.	312	6,692
TFS Financial Corp.	140	2,047
The PNC Financial Services Group, Inc.	949	149,961
U.S. Bancorp	3,056	174,620
Webster Financial Corp.	181	10,248
Wells Fargo & Co.	8,693	571,826
Security	Number of Shares	Value ($)
Western Alliance Bancorp *	90	5,279
Zions Bancorp	393	21,234
		3,398,480

Capital Goods 6.4%
Acuity Brands, Inc.	23	3,552
AECOM *	297	11,616
AGCO Corp.	133	9,658
Air Lease Corp.	181	8,800
AMETEK, Inc.	364	27,773
Arconic, Inc.	841	25,280
Carlisle Cos., Inc.	119	13,591
Caterpillar, Inc.	104	16,929
Colfax Corp. *	186	7,444
Crane Co.	101	10,094
Cummins, Inc.	211	39,668
Donaldson Co., Inc.	11	557
Dover Corp.	277	29,420
Eaton Corp. plc	874	73,390
Emerson Electric Co.	1,077	77,792
Flowserve Corp.	251	11,375
Fluor Corp.	274	16,632
Fortive Corp.	52	3,953
Fortune Brands Home & Security, Inc.	28	1,986
General Dynamics Corp.	300	66,744
General Electric Co.	14,127	228,434
Harris Corp.	170	27,095
Hexcel Corp.	61	4,169
Honeywell International, Inc.	626	99,953
Hubbell, Inc.	34	4,622
Huntington Ingalls Industries, Inc.	16	3,801
IDEX Corp.	6	861
Ingersoll-Rand plc	242	22,900
ITT, Inc.	176	9,856
Jacobs Engineering Group, Inc.	235	16,323
Johnson Controls International plc	1,843	72,117
L3 Technologies, Inc.	152	32,294
Lennox International, Inc.	3	654
Lockheed Martin Corp.	48	17,033
Masco Corp.	225	10,049
MSC Industrial Direct Co., Inc., Class A	54	5,070
Orbital ATK, Inc.	110	14,509
Oshkosh Corp.	142	12,882
Owens Corning	218	20,267
PACCAR, Inc.	671	50,030
Parker-Hannifin Corp.	37	7,453
Pentair plc	329	23,523
Quanta Services, Inc. *	221	8,506
Raytheon Co.	358	74,801
Regal Beloit Corp.	92	7,167
Roper Technologies, Inc.	12	3,367
Sensata Technologies Holding N.V. *	164	9,225
Snap-on, Inc.	95	16,274
Spirit AeroSystems Holdings, Inc., Class A	223	22,826
Stanley Black & Decker, Inc.	266	44,217
Teledyne Technologies, Inc. *	67	12,792
Terex Corp.	157	7,382
Textron, Inc.	519	30,450

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Timken Co.	145	7,620
Trinity Industries, Inc.	294	10,134
United Technologies Corp.	1,471	203,013
USG Corp. *	170	6,572
Valmont Industries, Inc.	43	7,035
W.W. Grainger, Inc.	8	2,157
Wabtec Corp.	116	9,401
WESCO International, Inc. *	93	6,338
Xylem, Inc.	167	12,067
		1,641,493

Commercial & Professional Services 0.5%
Clean Harbors, Inc. *	37	2,047
IHS Markit Ltd. *	337	16,085
ManpowerGroup, Inc.	133	17,475
Nielsen Holdings plc	688	25,738
Pitney Bowes, Inc.	391	5,517
Republic Services, Inc.	452	31,098
Stericycle, Inc. *	161	12,133
The Dun & Bradstreet Corp.	40	4,949
Waste Management, Inc.	146	12,911
		127,953

Consumer Durables & Apparel 1.1%
Brunswick Corp.	38	2,386
CalAtlantic Group, Inc.	160	8,981
D.R. Horton, Inc.	290	14,224
Garmin Ltd.	229	14,413
Hasbro, Inc.	54	5,107
Leggett & Platt, Inc.	56	2,604
Lennar Corp.	37	1,874
Lennar Corp., Class A	394	24,688
Mattel, Inc.	515	8,158
Michael Kors Holdings Ltd. *	264	17,424
Mohawk Industries, Inc. *	116	32,603
Newell Brands, Inc.	952	25,171
PulteGroup, Inc.	378	12,032
PVH Corp.	153	23,727
Ralph Lauren Corp.	108	12,345
Skechers U.S.A., Inc., Class A *	159	6,549
Tapestry, Inc.	469	22,062
Tempur Sealy International, Inc. *	50	2,982
Toll Brothers, Inc.	162	7,546
Under Armour, Inc., Class A *	108	1,497
Under Armour, Inc., Class C *	66	848
VF Corp.	164	13,307
Whirlpool Corp.	126	22,859
		283,387

Consumer Services 0.8%
Aramark	268	12,277
Carnival Corp.	797	57,073
Extended Stay America, Inc.	172	3,479
Graham Holdings Co., Class B	9	5,350
H&R Block, Inc.	342	9,077
Hilton Worldwide Holdings, Inc.	53	4,539
Hyatt Hotels Corp., Class A *	96	7,805
International Game Technology plc	214	6,221
MGM Resorts International	900	32,805
Norwegian Cruise Line Holdings Ltd. *	362	21,988
Royal Caribbean Cruises Ltd.	336	44,873
Yum China Holdings, Inc.	100	4,639
		210,126

Security	Number of Shares	Value ($)
Diversified Financials 9.3%
Affiliated Managers Group, Inc.	107	21,360
AGNC Investment Corp.	770	14,468
Ally Financial, Inc.	853	25,394
American Express Co.	1,422	141,347
Ameriprise Financial, Inc.	31	5,230
Annaly Capital Management, Inc.	2,202	23,209
Berkshire Hathaway, Inc., Class B *	3,778	809,928
BGC Partners, Inc., Class A	304	4,350
BlackRock, Inc.	245	137,641
Capital One Financial Corp.	884	91,901
Chimera Investment Corp.	389	6,609
CME Group, Inc.	667	102,371
Credit Acceptance Corp. *	1	330
Discover Financial Services	706	56,339
E*TRADE Financial Corp. *	519	27,351
Federated Investors, Inc., Class B	122	4,231
Franklin Resources, Inc.	662	28,075
Interactive Brokers Group, Inc., Class A	140	8,959
Intercontinental Exchange, Inc.	605	44,673
Invesco Ltd.	657	23,737
Lazard Ltd., Class A	32	1,874
Legg Mason, Inc.	135	5,754
Leucadia National Corp.	470	12,723
MFA Financial, Inc.	836	5,986
Morgan Stanley	2,525	142,789
Nasdaq, Inc.	227	18,367
Navient Corp.	531	7,567
New Residential Investment Corp.	662	11,446
Northern Trust Corp.	412	43,421
OneMain Holdings, Inc. *	133	4,350
Raymond James Financial, Inc.	190	18,314
Santander Consumer USA Holdings, Inc.	312	5,382
SLM Corp. *	833	9,529
Starwood Property Trust, Inc.	500	10,195
State Street Corp.	692	76,238
Synchrony Financial	1,540	61,107
T. Rowe Price Group, Inc.	391	43,647
TD Ameritrade Holding Corp.	49	2,734
The Bank of New York Mellon Corp.	1,958	111,019
The Charles Schwab Corp. (a)	469	25,016
The Goldman Sachs Group, Inc.	693	185,648
Two Harbors Investment Corp.	378	5,575
Voya Financial, Inc.	327	16,975
		2,403,159

Energy 10.9%
Anadarko Petroleum Corp.	1,075	64,554
Andeavor	309	33,421
Antero Resources Corp. *	234	4,547
Apache Corp.	710	31,858
Baker Hughes, a GE Co.	841	27,038
Cabot Oil & Gas Corp.	265	6,983
Centennial Resource Development, Inc., Class A *	231	4,715
Cheniere Energy, Inc. *	137	7,749
Chesapeake Energy Corp. *	1,687	5,904
Chevron Corp.	3,717	465,926
Cimarex Energy Co.	16	1,795
CNX Resources Corp. *	455	6,375
Concho Resources, Inc. *	293	46,130
ConocoPhillips	2,341	137,674
CONSOL Energy, Inc. *	64	2,075
Continental Resources, Inc. *	86	4,776
Devon Energy Corp.	943	39,012
Diamondback Energy, Inc. *	146	18,323
Energen Corp. *	191	9,976

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EOG Resources, Inc.	1,032	118,680
EQT Corp.	402	21,825
Extraction Oil & Gas, Inc. *	211	2,975
Exxon Mobil Corp.	8,334	727,558
Gulfport Energy Corp. *	296	3,010
Halliburton Co.	542	29,105
Helmerich & Payne, Inc.	208	14,982
Hess Corp.	558	28,185
HollyFrontier Corp.	353	16,930
Kinder Morgan, Inc.	3,772	67,821
Kosmos Energy Ltd. *	524	3,621
Marathon Oil Corp.	1,672	30,414
Marathon Petroleum Corp.	948	65,668
Murphy Oil Corp.	321	10,304
Nabors Industries Ltd.	656	5,143
National Oilwell Varco, Inc.	731	26,813
Noble Energy, Inc.	952	29,055
Occidental Petroleum Corp.	1,508	113,055
Oceaneering International, Inc.	196	4,053
Parsley Energy, Inc., Class A *	140	3,304
Patterson-UTI Energy, Inc.	416	9,826
PBF Energy, Inc., Class A	213	6,886
Phillips 66	857	87,757
Pioneer Natural Resources Co.	329	60,177
QEP Resources, Inc. *	509	4,764
Range Resources Corp.	447	6,370
RSP Permian, Inc. *	114	4,523
Schlumberger Ltd.	2,740	201,609
SM Energy Co.	193	4,507
Southwestern Energy Co. *	881	3,735
Targa Resources Corp.	421	20,208
The Williams Cos., Inc.	1,389	43,601
Transocean Ltd. *	763	8,233
Valero Energy Corp.	860	82,534
Weatherford International plc *	1,701	6,702
Whiting Petroleum Corp. *	156	4,355
World Fuel Services Corp.	137	3,821
WPX Energy, Inc. *	771	11,357
		2,812,297

Food & Staples Retailing 2.4%
Casey’s General Stores, Inc.	76	9,204
CVS Health Corp.	2,007	157,931
Rite Aid Corp. *	977	2,130
The Kroger Co.	793	24,075
U.S. Foods Holding Corp. *	396	12,723
Wal-Mart Stores, Inc.	2,826	301,252
Walgreens Boots Alliance, Inc.	1,391	104,687
		612,002

Food, Beverage & Tobacco 3.8%
Archer-Daniels-Midland Co.	1,079	46,343
Brown-Forman Corp., Class A	12	828
Brown-Forman Corp., Class B	18	1,247
Bunge Ltd.	273	21,684
Campbell Soup Co.	128	5,958
ConAgra Brands, Inc.	757	28,766
Flowers Foods, Inc.	338	6,628
General Mills, Inc.	314	18,366
Hormel Foods Corp.	536	18,401
Ingredion, Inc.	139	19,966
Kellogg Co.	35	2,384
Lamb Weston Holdings, Inc.	218	12,775
Molson Coors Brewing Co., Class B	334	28,063
Mondelez International, Inc., Class A	2,872	127,517
PepsiCo, Inc.	364	43,789
Philip Morris International, Inc.	2,777	297,778
Security	Number of Shares	Value ($)
Pilgrim’s Pride Corp. *	11	305
Pinnacle Foods, Inc.	228	14,122
Post Holdings, Inc. *	128	9,686
Seaboard Corp.	1	4,336
The Coca-Cola Co.	1,893	90,088
The Hain Celestial Group, Inc. *	199	7,590
The Hershey Co.	30	3,310
The JM Smucker Co.	211	26,774
The Kraft Heinz Co.	1,187	93,049
TreeHouse Foods, Inc. *	67	3,160
Tyson Foods, Inc., Class A	541	41,175
		974,088

Health Care Equipment & Services 5.3%
Abbott Laboratories	3,332	207,117
Acadia Healthcare Co., Inc. *	166	5,657
Aetna, Inc.	428	79,959
Anthem, Inc.	503	124,668
Baxter International, Inc.	888	63,963
Brookdale Senior Living, Inc. *	321	3,049
Cardinal Health, Inc.	621	44,582
Centene Corp. *	288	30,885
Cigna Corp.	58	12,084
Danaher Corp.	1,200	121,536
DaVita, Inc. *	296	23,100
DENTSPLY SIRONA, Inc.	448	27,243
Envision Healthcare Corp. *	241	8,674
Express Scripts Holding Co. *	1,043	82,585
HCA Healthcare, Inc. *	518	52,401
Hill-Rom Holdings, Inc.	5	427
Hologic, Inc. *	238	10,163
Humana, Inc.	15	4,227
Laboratory Corp. of America Holdings *	198	34,551
LifePoint Health, Inc. *	53	2,621
McKesson Corp.	372	62,823
MEDNAX, Inc. *	179	9,453
Medtronic plc	2,477	212,749
Patterson Cos., Inc.	155	5,563
Premier, Inc., Class A *	87	2,823
Quest Diagnostics, Inc.	269	28,466
STERIS plc	161	14,638
Teleflex, Inc.	73	20,276
The Cooper Cos., Inc.	19	4,649
Universal Health Services, Inc., Class B	170	20,655
WellCare Health Plans, Inc. *	9	1,893
Zimmer Biomet Holdings, Inc.	394	50,085
		1,373,565

Household & Personal Products 2.2%
Colgate-Palmolive Co.	1,428	106,015
Coty, Inc., Class A	891	17,473
Edgewell Personal Care Co. *	118	6,662
Kimberly-Clark Corp.	102	11,934
Nu Skin Enterprises, Inc., Class A	66	4,741
The Clorox Co.	39	5,526
The Procter & Gamble Co.	4,772	412,014
		564,365

Insurance 4.6%
Aflac, Inc.	759	66,944
Alleghany Corp. *	29	18,203
American Financial Group, Inc.	133	15,074
American International Group, Inc.	1,549	99,012
American National Insurance Co.	17	2,149
Arch Capital Group Ltd. *	204	18,552
Arthur J. Gallagher & Co.	112	7,652

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aspen Insurance Holdings Ltd.	71	2,652
Assurant, Inc.	84	7,684
Assured Guaranty Ltd.	227	8,079
Athene Holding Ltd., Class A *	208	10,433
Axis Capital Holdings Ltd.	161	8,135
Brighthouse Financial, Inc. *	163	10,474
Brown & Brown, Inc.	228	11,965
Chubb Ltd.	911	142,253
Cincinnati Financial Corp.	298	22,916
CNA Financial Corp.	48	2,600
Erie Indemnity Co., Class A	11	1,306
Everest Re Group Ltd.	79	18,154
First American Financial Corp.	205	12,109
FNF Group	509	19,841
Lincoln National Corp.	432	35,770
Loews Corp.	548	28,304
Markel Corp. *	27	30,988
Mercury General Corp.	48	2,350
MetLife, Inc.	1,771	85,132
Old Republic International Corp.	485	10,423
Principal Financial Group, Inc.	531	35,896
ProAssurance Corp.	104	5,689
Prudential Financial, Inc.	847	100,640
Reinsurance Group of America, Inc.	124	19,425
RenaissanceRe Holdings Ltd.	74	9,408
The Allstate Corp.	518	51,163
The Hanover Insurance Group, Inc.	85	9,618
The Hartford Financial Services Group, Inc.	707	41,543
The Travelers Cos., Inc.	541	81,107
Torchmark Corp.	226	20,532
Unum Group	441	23,457
Validus Holdings Ltd.	151	10,223
W. R. Berkley Corp.	185	13,501
White Mountains Insurance Group Ltd.	7	5,879
Willis Towers Watson plc	252	40,438
XL Group Ltd.	334	12,305
		1,179,978

Materials 3.0%
Air Products & Chemicals, Inc.	420	70,715
Albemarle Corp.	174	19,417
Alcoa Corp. *	366	19,039
AptarGroup, Inc.	98	8,567
Ardagh Group S.A.	18	360
Ashland Global Holdings, Inc.	122	8,856
Avery Dennison Corp.	6	736
Ball Corp.	301	11,522
Bemis Co., Inc.	182	8,507
Cabot Corp.	114	7,711
Celanese Corp., Series A	106	11,465
CF Industries Holdings, Inc.	455	19,310
Crown Holdings, Inc. *	81	4,702
Domtar Corp.	128	6,574
DowDuPont, Inc.	2,406	181,846
Eastman Chemical Co.	292	28,961
Freeport-McMoRan, Inc. *	2,140	41,730
Graphic Packaging Holding Co.	196	3,165
Huntsman Corp.	217	7,502
International Paper Co.	75	4,715
LyondellBasell Industries N.V., Class A	355	42,543
Martin Marietta Materials, Inc.	11	2,510
NewMarket Corp.	1	398
Newmont Mining Corp.	1,052	42,617
Nucor Corp.	624	41,783
Olin Corp.	315	11,743
Owens-Illinois, Inc. *	87	2,020
Platform Specialty Products Corp. *	211	2,471
PPG Industries, Inc.	32	3,799
Security	Number of Shares	Value ($)
Praxair, Inc.	68	10,981
Reliance Steel & Aluminum Co.	137	12,000
Royal Gold, Inc.	83	7,387
RPM International, Inc.	12	626
Sealed Air Corp.	182	8,618
Sonoco Products Co.	182	9,884
Southern Copper Corp.	10	486
Steel Dynamics, Inc.	383	17,388
Tahoe Resources, Inc.	620	2,722
The Mosaic Co.	676	18,455
The Scotts Miracle-Gro Co.	4	361
United States Steel Corp.	343	12,832
Valvoline, Inc.	402	9,909
Vulcan Materials Co.	16	2,166
Westlake Chemical Corp.	37	4,166
WestRock Co.	491	32,715
		765,980

Media 2.3%
Charter Communications, Inc., Class A *	118	44,515
Cinemark Holdings, Inc.	216	7,949
Comcast Corp., Class A	686	29,176
Discovery Communications, Inc., Class A *	285	7,145
Discovery Communications, Inc., Class C *	400	9,544
DISH Network Corp., Class A *	89	4,174
John Wiley & Sons, Inc., Class A	90	5,706
Liberty Broadband Corp., Class A *	52	4,921
Liberty Broadband Corp., Class C *	206	19,683
Liberty Media Corp. — Liberty Formula One, Class A *	60	2,141
Liberty Media Corp. — Liberty Formula One, Class C *	352	13,267
Liberty Media Corp. — Liberty SiriusXM, Class A *	168	7,562
Liberty Media Corp. — Liberty SiriusXM, Class C *	359	16,087
Lions Gate Entertainment Corp., Class A *	21	711
Lions Gate Entertainment Corp., Class B *	76	2,432
News Corp., Class A	731	12,507
News Corp., Class B	254	4,432
Regal Entertainment Group, Class A	170	3,890
Scripps Networks Interactive, Inc., Class A	79	6,951
Sirius XM Holdings, Inc.	86	525
TEGNA, Inc.	437	6,323
The Interpublic Group of Cos., Inc.	129	2,824
The Madison Square Garden Co., Class A *	34	7,339
The Walt Disney Co.	957	103,997
Time Warner, Inc.	1,529	145,790
Tribune Media Co., Class A	166	7,070
Twenty-First Century Fox, Inc., Class A	1,937	71,475
Twenty-First Century Fox, Inc., Class B	828	30,214
Viacom, Inc., Class A	26	1,013
Viacom, Inc., Class B	671	22,425
		601,788

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Agilent Technologies, Inc.	475	34,879
Agios Pharmaceuticals, Inc. *	7	551
Alexion Pharmaceuticals, Inc. *	81	9,665
Allergan plc	657	118,431
Alnylam Pharmaceuticals, Inc. *	26	3,379
Amgen, Inc.	1,032	192,004
Bio-Rad Laboratories, Inc., Class A *	40	10,341
Biogen, Inc. *	25	8,695
Bristol-Myers Squibb Co.	1,653	103,478
Bruker Corp.	132	4,701
Endo International plc *	461	3,186

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	725	60,755
Intrexon Corp. *	23	299
IQVIA Holdings, Inc. *	104	10,628
Johnson & Johnson	4,492	620,750
Juno Therapeutics, Inc. *	130	11,155
Mallinckrodt plc *	188	3,395
Merck & Co., Inc.	5,093	301,760
Mylan N.V. *	1,044	44,735
OPKO Health, Inc. *	514	2,292
PerkinElmer, Inc.	169	13,547
Perrigo Co., plc	253	22,927
Pfizer, Inc.	11,639	431,109
QIAGEN N.V. *	294	9,846
Thermo Fisher Scientific, Inc.	430	96,367
United Therapeutics Corp. *	82	10,578
		2,129,453

Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	182	23,605
American Campus Communities, Inc.	267	10,269
American Homes 4 Rent, Class A	473	9,834
Apartment Investment & Management Co., Class A	303	12,678
Apple Hospitality REIT, Inc.	416	8,108
AvalonBay Communities, Inc.	272	46,349
Boston Properties, Inc.	259	32,041
Brandywine Realty Trust	369	6,620
Brixmor Property Group, Inc.	600	9,738
Camden Property Trust	177	15,321
CBRE Group, Inc., Class A *	322	14,712
Colony NorthStar, Inc., Class A	1,034	9,285
Columbia Property Trust, Inc.	254	5,560
CoreCivic, Inc.	241	5,594
Corporate Office Properties Trust	174	4,750
CubeSmart	101	2,781
CyrusOne, Inc.	29	1,673
DCT Industrial Trust, Inc.	183	10,832
DDR Corp.	635	5,156
Digital Realty Trust, Inc.	94	10,523
Douglas Emmett, Inc.	69	2,668
Duke Realty Corp.	702	18,540
Empire State Realty Trust, Inc., Class A	228	4,457
EPR Properties	125	7,382
Equity Commonwealth *	253	7,567
Equity Residential	702	43,250
Essex Property Trust, Inc.	131	30,520
Extra Space Storage, Inc.	32	2,671
Federal Realty Investment Trust	86	10,389
Forest City Realty Trust, Inc., Class A	491	11,524
Gaming & Leisure Properties, Inc.	271	9,875
GGP, Inc.	1,184	27,267
HCP, Inc.	903	21,744
Healthcare Trust of America, Inc., Class A	396	10,934
Highwoods Properties, Inc.	200	9,576
Hospitality Properties Trust	320	9,091
Host Hotels & Resorts, Inc.	1,439	29,874
Hudson Pacific Properties, Inc.	282	9,016
Invitation Homes, Inc.	578	12,999
Iron Mountain, Inc.	61	2,137
JBG SMITH Properties	151	5,096
Jones Lang LaSalle, Inc.	91	14,228
Kilroy Realty Corp.	183	13,052
Kimco Realty Corp.	801	12,744
Lamar Advertising Co., Class A	23	1,656
Liberty Property Trust	282	11,678
Life Storage, Inc.	90	7,479
Medical Properties Trust, Inc.	727	9,509
Mid-America Apartment Communities, Inc.	219	20,886
Security	Number of Shares	Value ($)
National Retail Properties, Inc.	290	11,507
Omega Healthcare Investors, Inc.	376	10,167
Outfront Media, Inc.	247	5,533
Paramount Group, Inc.	361	5,426
Park Hotels & Resorts, Inc.	278	8,037
Piedmont Office Realty Trust, Inc., Class A	254	4,958
Prologis, Inc.	1,029	66,998
Rayonier, Inc.	251	8,147
Realogy Holdings Corp.	259	7,125
Realty Income Corp.	561	29,840
Regency Centers Corp.	287	18,055
Retail Properties of America, Inc., Class A	397	4,784
Senior Housing Properties Trust	465	8,058
Simon Property Group, Inc.	59	9,639
SL Green Realty Corp.	192	19,300
Spirit Realty Capital, Inc.	898	7,337
STORE Capital Corp.	333	8,162
Sun Communities, Inc.	146	12,971
Tanger Factory Outlet Centers, Inc.	172	4,331
Taubman Centers, Inc.	61	3,761
The Howard Hughes Corp. *	72	9,069
The Macerich Co.	267	17,240
UDR, Inc.	511	18,667
Uniti Group, Inc.	342	5,414
Ventas, Inc.	699	39,123
VEREIT, Inc.	2,006	14,443
Vornado Realty Trust	338	24,228
Weingarten Realty Investors	248	7,328
Welltower, Inc.	724	43,418
Weyerhaeuser Co.	1,460	54,808
WP Carey, Inc.	201	13,027
		1,124,139

Retailing 1.5%
Advance Auto Parts, Inc.	101	11,816
AutoNation, Inc. *	112	6,745
AutoZone, Inc. *	8	6,124
Bed Bath & Beyond, Inc.	270	6,232
Best Buy Co., Inc.	503	36,749
Burlington Stores, Inc. *	56	6,816
Dick’s Sporting Goods, Inc.	35	1,101
Dollar General Corp.	336	34,648
Dollar Tree, Inc. *	22	2,530
Foot Locker, Inc.	221	10,862
GameStop Corp., Class A	173	2,908
Genuine Parts Co.	175	18,212
Kohl’s Corp.	326	21,115
L Brands, Inc.	391	19,585
Liberty Expedia Holdings, Inc., Class A *	89	4,173
Liberty Interactive Corp., QVC Group, Class A *	334	9,382
Liberty Ventures, Series A *	160	9,429
LKQ Corp. *	522	21,940
Macy’s, Inc.	599	15,544
Murphy USA, Inc. *	66	5,630
Penske Automotive Group, Inc.	63	3,288
Sally Beauty Holdings, Inc. *	148	2,458
Signet Jewelers Ltd.	118	6,242
Target Corp.	1,082	81,388
The Gap, Inc.	428	14,227
The Michaels Cos., Inc. *	68	1,827
Tiffany & Co.	211	22,503
TripAdvisor, Inc. *	122	4,230
Urban Outfitters, Inc. *	164	5,594
Williams-Sonoma, Inc.	139	7,121
		400,419

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Cypress Semiconductor Corp.	592	10,236
First Solar, Inc. *	160	10,747
Intel Corp.	9,270	446,258
Marvell Technology Group Ltd.	767	17,894
Micron Technology, Inc. *	529	23,128
Microsemi Corp. *	41	2,533
NXP Semiconductors N.V. *	289	34,773
ON Semiconductor Corp. *	27	668
Qorvo, Inc. *	121	8,684
QUALCOMM, Inc.	2,912	198,744
Teradyne, Inc.	22	1,008
Versum Materials, Inc.	186	6,845
Xilinx, Inc.	24	1,753
		763,271

Software & Services 2.6%
Akamai Technologies, Inc. *	322	21,571
Amdocs Ltd.	282	19,289
Autodesk, Inc. *	76	8,787
Booz Allen Hamilton Holding Corp.	25	979
CA, Inc.	619	22,191
Conduent, Inc. *	389	6,380
CoreLogic, Inc. *	71	3,362
DST Systems, Inc.	107	8,920
eBay, Inc. *	1,910	77,508
Fidelity National Information Services, Inc.	272	27,842
FireEye, Inc. *	371	5,595
Guidewire Software, Inc. *	93	7,389
International Business Machines Corp.	524	85,779
Leidos Holdings, Inc.	281	18,714
LogMeIn, Inc.	34	4,277
Nuance Communications, Inc. *	565	10,063
Oracle Corp.	5,278	272,292
Sabre Corp.	106	2,202
SS&C Technologies Holdings, Inc.	16	804
Switch, Inc., Class A	21	341
Synopsys, Inc. *	267	24,727
Teradata Corp. *	241	9,760
Twitter, Inc. *	1,211	31,256
WEX, Inc. *	12	1,858
Zillow Group, Inc., Class A *	44	1,971
Zillow Group, Inc., Class C *	69	3,068
Zynga, Inc., Class A *	1,340	4,797
		681,722

Technology Hardware & Equipment 3.0%
ARRIS International plc *	345	8,729
Arrow Electronics, Inc. *	171	13,909
Avnet, Inc.	236	10,030
Cisco Systems, Inc.	9,749	404,973
CommScope Holding Co., Inc. *	176	6,799
Corning, Inc.	1,594	49,765
Dolby Laboratories, Inc., Class A	113	7,270
EchoStar Corp., Class A *	83	5,068
FLIR Systems, Inc.	134	6,862
Hewlett Packard Enterprise Co.	3,182	52,185
HP, Inc.	3,285	76,606
Jabil, Inc.	337	8,570
Juniper Networks, Inc.	741	19,377
Keysight Technologies, Inc. *	349	16,305
Motorola Solutions, Inc.	296	29,440
National Instruments Corp.	42	2,098
NetApp, Inc.	79	4,859
Trimble, Inc. *	105	4,631
Security	Number of Shares	Value ($)
Western Digital Corp.	501	44,579
Xerox Corp.	442	15,085
		787,140

Telecommunication Services 2.8%
AT&T, Inc.	12,099	453,108
CenturyLink, Inc.	1,875	33,394
Sprint Corp. *	1,187	6,327
T-Mobile US, Inc. *	214	13,931
Telephone & Data Systems, Inc.	170	4,663
United States Cellular Corp. *	43	1,564
Verizon Communications, Inc.	4,017	217,199
		730,186

Transportation 1.4%
Alaska Air Group, Inc.	37	2,432
AMERCO	9	3,286
American Airlines Group, Inc.	486	26,399
Copa Holdings S.A., Class A	54	7,470
CSX Corp.	170	9,651
Delta Air Lines, Inc.	1,294	73,460
Expeditors International of Washington, Inc.	110	7,144
Genesee & Wyoming, Inc., Class A *	120	9,582
JetBlue Airways Corp. *	624	13,017
Kansas City Southern	203	22,965
Kirby Corp. *	102	7,640
Macquarie Infrastructure Corp.	159	10,550
Norfolk Southern Corp.	565	85,247
Old Dominion Freight Line, Inc.	46	6,737
Ryder System, Inc.	102	8,877
Spirit Airlines, Inc. *	142	5,981
Union Pacific Corp.	141	18,823
United Continental Holdings, Inc. *	524	35,538
XPO Logistics, Inc. *	65	6,139
		360,938

Utilities 5.5%
AES Corp.	1,276	14,751
Alliant Energy Corp.	470	18,682
Ameren Corp.	484	27,409
American Electric Power Co., Inc.	970	66,717
American Water Works Co., Inc.	354	29,442
Aqua America, Inc.	346	12,529
Atmos Energy Corp.	209	17,326
Avangrid, Inc.	99	4,823
Calpine Corp. *	690	10,412
CenterPoint Energy, Inc.	839	23,643
CMS Energy Corp.	553	24,747
Consolidated Edison, Inc.	605	48,618
Dominion Energy, Inc.	1,252	95,703
DTE Energy Co.	353	37,291
Duke Energy Corp.	1,383	108,565
Edison International	614	38,393
Entergy Corp.	345	27,148
Eversource Energy	617	38,927
Exelon Corp.	1,885	72,591
FirstEnergy Corp.	891	29,314
Great Plains Energy, Inc.	418	13,008
Hawaiian Electric Industries, Inc.	227	7,743
MDU Resources Group, Inc.	385	10,195
National Fuel Gas Co.	163	9,087
NextEra Energy, Inc.	915	144,954
NiSource, Inc.	654	16,141
NRG Energy, Inc.	465	12,095
OGE Energy Corp.	388	12,494
PG&E Corp.	998	42,345

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pinnacle West Capital Corp.	224	17,909
PPL Corp.	1,363	43,439
Public Service Enterprise Group, Inc.	989	51,299
SCANA Corp.	257	10,444
Sempra Energy	492	52,654
The Southern Co.	1,966	88,686
UGI Corp.	336	15,379
Vectren Corp.	166	10,065
Vistra Energy Corp. *	464	9,048
WEC Energy Group, Inc.	610	39,223
Westar Energy, Inc.	269	13,897
Xcel Energy, Inc.	993	45,320
		1,412,456
Total Common Stock
(Cost $24,849,568)		25,593,111

Other Investment Companies 0.2% of net assets

Equity Fund 0.2%
iShares Russell 1000 Value ETF	375	48,390

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (b)	10,883	10,883
Total Other Investment Companies
(Cost $59,272)		59,273

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
E-mini Russell 1000 Value Index expires 03/16/18	2	126,850	(94)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	469	—	469	$538	$—	$—
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$25,593,111	$—	$—	$25,593,111
Other Investment Companies[1]	59,273	—	—	59,273
Liabilities
Futures Contracts[2]	(94)	—	—	(94)
Total	$25,652,290	$—	$—	$25,652,290
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.3%
Adient plc	1,043	67,586
Aptiv plc	2,974	282,173
BorgWarner, Inc.	2,348	132,098
Delphi Technologies plc *	991	54,733
Gentex Corp.	3,135	74,237
Harley-Davidson, Inc.	1,868	90,523
Lear Corp.	754	145,628
The Goodyear Tire & Rubber Co.	2,735	95,233
Thor Industries, Inc.	547	74,753
Visteon Corp. *	347	45,138
		1,062,102

Banks 4.7%
Associated Banc-Corp.	1,679	41,555
Bank of Hawaii Corp.	467	39,074
Bank of the Ozarks, Inc.	1,335	66,683
BankUnited, Inc.	1,155	47,401
BOK Financial Corp.	277	26,783
CIT Group, Inc.	1,455	73,754
Citizens Financial Group, Inc.	5,469	251,027
Comerica, Inc.	1,924	183,203
Commerce Bancshares, Inc.	1,040	60,850
Cullen/Frost Bankers, Inc.	624	66,400
East West Bancorp, Inc.	1,595	105,126
F.N.B. Corp.	3,563	51,129
Fifth Third Bancorp	7,844	259,636
First Hawaiian, Inc.	589	17,022
First Horizon National Corp.	3,230	64,148
First Republic Bank	1,779	159,309
Huntington Bancshares, Inc.	11,996	194,095
KeyCorp	11,897	254,596
M&T Bank Corp.	1,571	299,715
New York Community Bancorp, Inc.	5,278	74,737
PacWest Bancorp	1,411	73,979
People’s United Financial, Inc.	3,799	74,726
Pinnacle Financial Partners, Inc.	786	49,754
Popular, Inc.	1,117	45,395
Prosperity Bancshares, Inc.	736	55,789
Regions Financial Corp.	12,886	247,798
Signature Bank *	599	92,246
SunTrust Banks, Inc.	5,288	373,862
SVB Financial Group *	582	143,492
Synovus Financial Corp.	1,312	66,112
TCF Financial Corp.	1,761	37,773
TFS Financial Corp.	583	8,524
Webster Financial Corp.	1,016	57,526
Western Alliance Bancorp *	1,081	63,412
Zions Bancorp	2,192	118,434
		3,845,065

Security	Number of Shares	Value ($)
Capital Goods 10.2%
A.O. Smith Corp.	1,596	106,581
Acuity Brands, Inc.	464	71,660
AECOM *	1,722	67,347
AGCO Corp.	739	53,666
Air Lease Corp.	1,070	52,023
Allegion plc	1,058	91,104
Allison Transmission Holdings, Inc.	1,381	61,095
AMETEK, Inc.	2,520	192,276
Arconic, Inc.	4,737	142,394
Armstrong World Industries, Inc. *	489	30,660
BWX Technologies, Inc.	1,040	65,978
Carlisle Cos., Inc.	674	76,978
Colfax Corp. *	981	39,260
Crane Co.	554	55,367
Cummins, Inc.	1,765	331,820
Donaldson Co., Inc.	1,443	73,102
Dover Corp.	1,717	182,363
Fastenal Co.	3,210	176,422
Flowserve Corp.	1,448	65,623
Fluor Corp.	1,551	94,146
Fortive Corp.	3,410	259,228
Fortune Brands Home & Security, Inc.	1,681	119,233
Gardner Denver Holdings, Inc. *	720	24,898
Graco, Inc.	1,834	85,831
Harris Corp.	1,323	210,860
HD Supply Holdings, Inc. *	2,073	80,619
HEICO Corp.	339	27,228
HEICO Corp., Class A	668	43,988
Hexcel Corp.	992	67,803
Hubbell, Inc.	605	82,250
Huntington Ingalls Industries, Inc.	495	117,582
IDEX Corp.	847	121,528
Ingersoll-Rand plc	2,773	262,409
ITT, Inc.	985	55,160
Jacobs Engineering Group, Inc.	1,326	92,104
L3 Technologies, Inc.	862	183,141
Lennox International, Inc.	425	92,612
Lincoln Electric Holdings, Inc.	652	63,616
Masco Corp.	3,492	155,953
MSC Industrial Direct Co., Inc., Class A	483	45,344
Nordson Corp.	638	91,693
Orbital ATK, Inc.	637	84,020
Oshkosh Corp.	827	75,025
Owens Corning	1,231	114,446
PACCAR, Inc.	3,809	283,999
Parker-Hannifin Corp.	1,469	295,886
Pentair plc	1,839	131,488
Quanta Services, Inc. *	1,642	63,201
Regal Beloit Corp.	494	38,483
Rockwell Automation, Inc.	1,426	281,336
Rockwell Collins, Inc.	1,801	249,420
Roper Technologies, Inc.	1,117	313,419
Sensata Technologies Holding N.V. *	1,877	105,581
Snap-on, Inc.	628	107,583
Spirit AeroSystems Holdings, Inc., Class A	1,284	131,430
Stanley Black & Decker, Inc.	1,699	282,425
Teledyne Technologies, Inc. *	387	73,886

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terex Corp.	862	40,531
Textron, Inc.	2,945	172,783
The Middleby Corp. *	610	83,119
The Timken Co.	767	40,306
The Toro Co.	1,170	76,811
TransDigm Group, Inc.	537	170,181
Trinity Industries, Inc.	1,667	57,461
United Rentals, Inc. *	937	169,700
Univar, Inc. *	1,259	37,594
USG Corp. *	945	36,534
Valmont Industries, Inc.	245	40,082
W.W. Grainger, Inc.	570	153,706
WABCO Holdings, Inc. *	561	86,613
Wabtec Corp.	951	77,069
Watsco, Inc.	336	60,409
Welbilt, Inc. *	1,426	31,800
WESCO International, Inc. *	521	35,506
Xylem, Inc.	1,990	143,797
		8,458,575

Commercial & Professional Services 2.1%
Cintas Corp.	954	160,701
Clean Harbors, Inc. *	581	32,153
Copart, Inc. *	2,203	97,086
Equifax, Inc.	1,322	165,158
IHS Markit Ltd. *	4,266	203,616
KAR Auction Services, Inc.	1,500	81,810
ManpowerGroup, Inc.	743	97,623
Nielsen Holdings plc	3,967	148,406
Pitney Bowes, Inc.	2,066	29,151
Republic Services, Inc.	2,553	175,646
Robert Half International, Inc.	1,368	79,180
Rollins, Inc.	1,060	52,300
Stericycle, Inc. *	917	69,105
The Dun & Bradstreet Corp.	410	50,729
TransUnion *	1,749	103,821
Verisk Analytics, Inc. *	1,682	168,284
		1,714,769

Consumer Durables & Apparel 3.4%
Brunswick Corp.	969	60,834
CalAtlantic Group, Inc.	895	50,236
Carter’s, Inc.	519	62,436
D.R. Horton, Inc.	3,790	185,899
Garmin Ltd.	1,340	84,340
Hanesbrands, Inc.	4,029	87,510
Hasbro, Inc.	1,260	119,158
Leggett & Platt, Inc.	1,465	68,137
Lennar Corp.	155	7,849
Lennar Corp., Class A	2,213	138,667
lululemon Athletica, Inc. *	1,061	82,981
Mattel, Inc.	3,806	60,287
Michael Kors Holdings Ltd. *	1,594	105,204
Mohawk Industries, Inc. *	687	193,088
Newell Brands, Inc.	5,409	143,014
NVR, Inc. *	37	117,592
Polaris Industries, Inc.	654	73,908
PulteGroup, Inc.	3,012	95,872
PVH Corp.	861	133,524
Ralph Lauren Corp.	615	70,301
Skechers U.S.A., Inc., Class A *	1,453	59,849
Tapestry, Inc.	3,163	148,787
Tempur Sealy International, Inc. *	514	30,655
Toll Brothers, Inc.	1,637	76,251
Tupperware Brands Corp.	562	32,461
Under Armour, Inc., Class A *	2,039	28,261
Under Armour, Inc., Class C *	2,069	26,587
Security	Number of Shares	Value ($)
VF Corp.	3,619	293,646
Whirlpool Corp.	781	141,689
		2,779,023

Consumer Services 3.0%
Aramark	2,694	123,412
Bright Horizons Family Solutions, Inc. *	594	58,331
Chipotle Mexican Grill, Inc. *	281	91,258
Choice Hotels International, Inc.	370	30,396
Darden Restaurants, Inc.	1,383	132,561
Domino’s Pizza, Inc.	484	104,955
Dunkin’ Brands Group, Inc.	1,001	64,715
Extended Stay America, Inc.	2,123	42,948
Graham Holdings Co., Class B	47	27,939
H&R Block, Inc.	2,297	60,962
Hilton Grand Vacations, Inc. *	764	34,357
Hilton Worldwide Holdings, Inc.	2,410	206,416
Hyatt Hotels Corp., Class A *	509	41,382
International Game Technology plc	1,198	34,826
MGM Resorts International	5,545	202,115
Norwegian Cruise Line Holdings Ltd. *	2,057	124,942
Royal Caribbean Cruises Ltd.	1,906	254,546
Service Corp. International	2,016	80,580
ServiceMaster Global Holdings, Inc. *	1,490	78,553
Six Flags Entertainment Corp.	730	49,319
The Wendy’s Co.	2,046	33,104
Vail Resorts, Inc.	444	97,041
Wyndham Worldwide Corp.	1,101	136,667
Wynn Resorts Ltd.	887	146,878
Yum China Holdings, Inc.	4,096	190,013
		2,448,216

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	615	122,772
AGNC Investment Corp.	4,339	81,530
Ally Financial, Inc.	4,923	146,558
Ameriprise Financial, Inc.	1,641	276,837
Annaly Capital Management, Inc.	12,687	133,721
BGC Partners, Inc., Class A	2,577	36,877
Cboe Global Markets, Inc.	1,225	164,628
Chimera Investment Corp.	2,078	35,305
Credit Acceptance Corp. *	124	40,884
Discover Financial Services	4,023	321,035
E*TRADE Financial Corp. *	2,998	157,995
Eaton Vance Corp.	1,242	71,788
FactSet Research Systems, Inc.	428	85,895
Federated Investors, Inc., Class B	1,053	36,518
Interactive Brokers Group, Inc., Class A	769	49,208
Invesco Ltd.	4,459	161,104
Lazard Ltd., Class A	1,302	76,258
Legg Mason, Inc.	913	38,912
Leucadia National Corp.	3,590	97,181
LPL Financial Holdings, Inc.	979	58,407
MarketAxess Holdings, Inc.	407	79,858
MFA Financial, Inc.	4,376	31,332
Moody’s Corp.	1,846	298,664
Morningstar, Inc.	210	20,185
MSCI, Inc.	986	137,281
Nasdaq, Inc.	1,265	102,351
Navient Corp.	2,896	41,268
New Residential Investment Corp.	3,682	63,662
Northern Trust Corp.	2,321	244,610
OneMain Holdings, Inc. *	702	22,962
Raymond James Financial, Inc.	1,426	137,452
Santander Consumer USA Holdings, Inc.	1,639	28,273
SEI Investments Co.	1,486	111,673
SLM Corp. *	4,782	54,706

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Starwood Property Trust, Inc.	2,829	57,683
Synchrony Financial	8,714	345,772
T. Rowe Price Group, Inc.	2,615	291,913
TD Ameritrade Holding Corp.	2,817	157,160
Two Harbors Investment Corp.	1,921	28,335
Voya Financial, Inc.	1,997	103,664
		4,552,217

Energy 5.6%
Andeavor	1,733	187,441
Antero Resources Corp. *	2,559	49,721
Apache Corp.	4,230	189,800
Baker Hughes, a GE Co.	4,724	151,877
Cabot Oil & Gas Corp.	5,110	134,648
Centennial Resource Development, Inc., Class A *	1,466	29,921
Cheniere Energy, Inc. *	2,267	128,222
Chesapeake Energy Corp. *	10,037	35,130
Cimarex Energy Co.	1,041	116,800
CNX Resources Corp. *	2,525	35,375
Concho Resources, Inc. *	1,637	257,729
CONSOL Energy, Inc. *	316	10,248
Continental Resources, Inc. *	967	53,698
Devon Energy Corp.	5,837	241,477
Diamondback Energy, Inc. *	1,089	136,669
Energen Corp. *	1,077	56,252
EQT Corp.	2,611	141,751
Extraction Oil & Gas, Inc. *	1,334	18,809
Gulfport Energy Corp. *	1,766	17,960
Helmerich & Payne, Inc.	1,177	84,779
Hess Corp.	3,143	158,753
HollyFrontier Corp.	1,966	94,289
Kosmos Energy Ltd. *	2,558	17,676
Laredo Petroleum, Inc. *	1,799	17,504
Marathon Oil Corp.	9,430	171,532
Marathon Petroleum Corp.	5,383	372,880
Murphy Oil Corp.	1,809	58,069
Nabors Industries Ltd.	3,426	26,860
National Oilwell Varco, Inc.	4,224	154,936
Newfield Exploration Co. *	2,208	69,905
Noble Energy, Inc.	5,348	163,221
Oceaneering International, Inc.	1,089	22,521
ONEOK, Inc.	4,170	245,446
Parsley Energy, Inc., Class A *	2,598	61,313
Patterson-UTI Energy, Inc.	2,310	54,562
PBF Energy, Inc., Class A	1,213	39,216
QEP Resources, Inc. *	2,657	24,870
Range Resources Corp.	2,534	36,110
RPC, Inc.	643	12,989
RSP Permian, Inc. *	1,457	57,814
SM Energy Co.	1,228	28,674
Southwestern Energy Co. *	5,603	23,757
Targa Resources Corp.	2,354	112,992
The Williams Cos., Inc.	9,191	288,505
Transocean Ltd. *	4,352	46,958
Weatherford International plc *	9,791	38,577
Whiting Petroleum Corp. *	998	27,864
World Fuel Services Corp.	738	20,583
WPX Energy, Inc. *	4,392	64,694
		4,591,377

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.2%
Casey’s General Stores, Inc.	422	51,108
Rite Aid Corp. *	11,675	25,452
Sprouts Farmers Market, Inc. *	1,443	40,303
U.S. Foods Holding Corp. *	2,264	72,742
		189,605

Food, Beverage & Tobacco 3.0%
Blue Buffalo Pet Products, Inc. *	1,036	35,203
Brown-Forman Corp., Class A	601	41,469
Brown-Forman Corp., Class B	1,959	135,759
Bunge Ltd.	1,558	123,752
Campbell Soup Co.	1,961	91,285
ConAgra Brands, Inc.	4,321	164,198
Dr Pepper Snapple Group, Inc.	2,012	240,132
Flowers Foods, Inc.	1,961	38,455
Hormel Foods Corp.	2,990	102,647
Ingredion, Inc.	791	113,619
Kellogg Co.	2,711	184,646
Lamb Weston Holdings, Inc.	1,624	95,167
McCormick & Co., Inc. — Non Voting Shares	1,333	144,991
Molson Coors Brewing Co., Class B	1,918	161,150
Pilgrim’s Pride Corp. *	587	16,301
Pinnacle Foods, Inc.	1,311	81,203
Post Holdings, Inc. *	720	54,482
Seaboard Corp.	3	13,008
The Hain Celestial Group, Inc. *	1,128	43,022
The Hershey Co.	1,527	168,474
The JM Smucker Co.	1,219	154,679
TreeHouse Foods, Inc. *	612	28,862
Tyson Foods, Inc., Class A	3,094	235,484
		2,467,988

Health Care Equipment & Services 5.2%
ABIOMED, Inc. *	455	106,925
Acadia Healthcare Co., Inc. *	871	29,684
Align Technology, Inc. *	882	231,084
AmerisourceBergen Corp.	1,764	175,818
athenahealth, Inc. *	438	54,886
Brookdale Senior Living, Inc. *	2,042	19,399
Cardinal Health, Inc.	3,512	252,126
Centene Corp. *	1,888	202,469
Cerner Corp. *	3,196	220,939
DaVita, Inc. *	1,699	132,590
DENTSPLY SIRONA, Inc.	2,503	152,207
DexCom, Inc. *	949	55,232
Edwards Lifesciences Corp. *	2,321	293,792
Envision Healthcare Corp. *	1,329	47,831
Henry Schein, Inc. *	1,755	132,818
Hill-Rom Holdings, Inc.	729	62,206
Hologic, Inc. *	3,094	132,114
IDEXX Laboratories, Inc. *	968	181,055
Laboratory Corp. of America Holdings *	1,134	197,883
LifePoint Health, Inc. *	403	19,928
MEDNAX, Inc. *	1,012	53,444
Patterson Cos., Inc.	904	32,445
Premier, Inc., Class A *	627	20,346
Quest Diagnostics, Inc.	1,519	160,741
ResMed, Inc.	1,549	156,124
STERIS plc	929	84,465
Teleflex, Inc.	500	138,875
The Cooper Cos., Inc.	537	131,388
Universal Health Services, Inc., Class B	952	115,668
Varian Medical Systems, Inc. *	1,021	130,177
Veeva Systems, Inc., Class A *	1,204	75,683
WellCare Health Plans, Inc. *	493	103,717

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	812	81,362
Zimmer Biomet Holdings, Inc.	2,242	285,003
		4,270,424

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	2,765	135,070
Coty, Inc., Class A	5,186	101,697
Edgewell Personal Care Co. *	636	35,909
Energizer Holdings, Inc.	667	38,833
Herbalife Ltd. *	711	59,006
Nu Skin Enterprises, Inc., Class A	572	41,093
Spectrum Brands Holdings, Inc.	268	31,747
The Clorox Co.	1,433	203,042
		646,397

Insurance 4.4%
Alleghany Corp. *	165	103,571
American Financial Group, Inc.	779	88,292
American National Insurance Co.	82	10,364
Arch Capital Group Ltd. *	1,359	123,587
Arthur J. Gallagher & Co.	1,974	134,864
Aspen Insurance Holdings Ltd.	659	24,614
Assurant, Inc.	595	54,431
Assured Guaranty Ltd.	1,285	45,733
Athene Holding Ltd., Class A *	1,192	59,791
Axis Capital Holdings Ltd.	909	45,932
Brown & Brown, Inc.	1,301	68,276
Cincinnati Financial Corp.	1,708	131,345
CNA Financial Corp.	300	16,248
Erie Indemnity Co., Class A	274	32,540
Everest Re Group Ltd.	451	103,640
First American Financial Corp.	1,193	70,471
FNF Group	2,906	113,276
Lincoln National Corp.	2,427	200,956
Loews Corp.	3,090	159,598
Markel Corp. *	151	173,301
Mercury General Corp.	303	14,832
Old Republic International Corp.	2,705	58,130
Principal Financial Group, Inc.	2,960	200,096
ProAssurance Corp.	582	31,835
Reinsurance Group of America, Inc.	712	111,535
RenaissanceRe Holdings Ltd.	444	56,450
The Hanover Insurance Group, Inc.	471	53,294
The Hartford Financial Services Group, Inc.	3,938	231,397
The Progressive Corp.	6,438	348,296
Torchmark Corp.	1,280	116,288
Unum Group	2,506	133,294
Validus Holdings Ltd.	856	57,951
W. R. Berkley Corp.	1,056	77,067
White Mountains Insurance Group Ltd.	40	33,596
Willis Towers Watson plc	1,405	225,460
XL Group Ltd.	2,793	102,894
		3,613,245

Materials 5.8%
Albemarle Corp.	1,225	136,698
Alcoa Corp. *	2,051	106,693
AptarGroup, Inc.	679	59,358
Ardagh Group S.A.	205	4,100
Ashland Global Holdings, Inc.	687	49,869
Avery Dennison Corp.	979	120,104
Axalta Coating Systems Ltd. *	2,358	74,277
Ball Corp.	3,843	147,110
Bemis Co., Inc.	1,002	46,833
Berry Global Group, Inc. *	1,437	85,056
Cabot Corp.	678	45,860
Security	Number of Shares	Value ($)
Celanese Corp., Series A	1,505	162,781
CF Industries Holdings, Inc.	2,587	109,792
Crown Holdings, Inc. *	1,437	83,418
Domtar Corp.	690	35,438
Eagle Materials, Inc.	520	58,266
Eastman Chemical Co.	1,617	160,374
FMC Corp.	1,484	135,534
Freeport-McMoRan, Inc. *	15,043	293,339
Graphic Packaging Holding Co.	3,436	55,491
Huntsman Corp.	2,227	76,987
International Flavors & Fragrances, Inc.	877	131,813
International Paper Co.	4,574	287,522
Martin Marietta Materials, Inc.	697	159,034
NewMarket Corp.	82	32,602
Newmont Mining Corp.	5,932	240,305
Nucor Corp.	3,545	237,373
Olin Corp.	1,829	68,185
Owens-Illinois, Inc. *	1,800	41,796
Packaging Corp. of America	1,036	130,153
Platform Specialty Products Corp. *	2,453	28,725
Reliance Steel & Aluminum Co.	785	68,758
Royal Gold, Inc.	721	64,169
RPM International, Inc.	1,455	75,951
Sealed Air Corp.	1,990	94,227
Silgan Holdings, Inc.	822	24,570
Sonoco Products Co.	1,087	59,035
Southern Copper Corp.	910	44,181
Steel Dynamics, Inc.	2,530	114,862
Tahoe Resources, Inc.	3,422	15,023
The Chemours Co.	2,050	105,821
The Mosaic Co.	3,898	106,415
The Scotts Miracle-Gro Co.	478	43,149
United States Steel Corp.	1,934	72,351
Valvoline, Inc.	2,269	55,931
Vulcan Materials Co.	1,459	197,549
W.R. Grace & Co.	756	55,808
Westlake Chemical Corp.	395	44,477
WestRock Co.	2,789	185,831
		4,832,994

Media 1.9%
AMC Networks, Inc., Class A *	544	28,065
Cable One, Inc.	52	36,714
Cinemark Holdings, Inc.	1,179	43,387
Discovery Communications, Inc., Class A *	1,681	42,143
Discovery Communications, Inc., Class C *	2,266	54,067
John Wiley & Sons, Inc., Class A	491	31,129
Liberty Broadband Corp., Class A *	283	26,783
Liberty Broadband Corp., Class C *	1,153	110,169
Liberty Media Corp. — Liberty Formula One, Class A *	274	9,776
Liberty Media Corp. — Liberty Formula One, Class C *	2,072	78,094
Liberty Media Corp. — Liberty SiriusXM, Class A *	987	44,425
Liberty Media Corp. — Liberty SiriusXM, Class C *	1,983	88,858
Lions Gate Entertainment Corp., Class A *	578	19,560
Lions Gate Entertainment Corp., Class B *	1,130	36,160
Live Nation Entertainment, Inc. *	1,486	66,959
News Corp., Class A	4,228	72,341
News Corp., Class B	1,347	23,505
Omnicom Group, Inc.	2,567	196,761
Regal Entertainment Group, Class A	1,251	28,623
Scripps Networks Interactive, Inc., Class A	956	84,118
Sirius XM Holdings, Inc.	16,187	98,903
TEGNA, Inc.	2,382	34,468
The Interpublic Group of Cos., Inc.	4,300	94,127

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Madison Square Garden Co., Class A *	204	44,031
Tribune Media Co., Class A	883	37,607
Viacom, Inc., Class A	111	4,323
Viacom, Inc., Class B	3,902	130,405
		1,565,501

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
ACADIA Pharmaceuticals, Inc. *	1,090	32,602
Agilent Technologies, Inc.	3,583	263,100
Agios Pharmaceuticals, Inc. *	528	41,585
Akorn, Inc. *	994	32,027
Alkermes plc *	1,689	96,560
Alnylam Pharmaceuticals, Inc. *	954	124,001
Bio-Rad Laboratories, Inc., Class A *	232	59,979
Bio-Techne Corp.	410	57,519
BioMarin Pharmaceutical, Inc. *	1,937	174,776
Bioverativ, Inc. *	1,202	123,878
Bruker Corp.	1,127	40,132
Charles River Laboratories International, Inc. *	522	55,040
Endo International plc *	2,472	17,082
Exelixis, Inc. *	3,205	97,144
Illumina, Inc. *	1,618	376,412
Incyte Corp. *	1,928	174,079
Intercept Pharmaceuticals, Inc. *	198	12,296
Intrexon Corp. *	668	8,684
Ionis Pharmaceuticals, Inc. *	1,370	71,952
IQVIA Holdings, Inc. *	1,770	180,876
Juno Therapeutics, Inc. *	760	65,216
Mallinckrodt plc *	1,051	18,981
Mettler-Toledo International, Inc. *	281	189,748
Mylan N.V. *	5,924	253,843
Neurocrine Biosciences, Inc. *	969	82,820
OPKO Health, Inc. *	3,674	16,386
PerkinElmer, Inc.	1,215	97,394
Perrigo Co., plc	1,462	132,486
QIAGEN N.V. *	2,507	83,959
Seattle Genetics, Inc. *	1,061	55,490
TESARO, Inc. *	412	27,794
United Therapeutics Corp. *	476	61,404
Waters Corp. *	846	182,406
Zoetis, Inc.	5,463	419,176
		3,726,827

Real Estate 8.7%
Alexandria Real Estate Equities, Inc.	1,050	136,185
American Campus Communities, Inc.	1,510	58,075
American Homes 4 Rent, Class A	2,661	55,322
Apartment Investment & Management Co., Class A	1,732	72,467
Apple Hospitality REIT, Inc.	2,329	45,392
AvalonBay Communities, Inc.	1,529	260,542
Boston Properties, Inc.	1,710	211,544
Brandywine Realty Trust	1,915	34,355
Brixmor Property Group, Inc.	3,387	54,971
Camden Property Trust	1,008	87,252
CBRE Group, Inc., Class A *	3,260	148,949
Colony NorthStar, Inc., Class A	5,971	53,620
Columbia Property Trust, Inc.	1,328	29,070
CoreCivic, Inc.	1,306	30,312
CoreSite Realty Corp.	376	40,728
Corporate Office Properties Trust	1,104	30,139
CubeSmart	1,997	54,977
CyrusOne, Inc.	1,000	57,690
DCT Industrial Trust, Inc.	1,035	61,262
DDR Corp.	3,430	27,852
Digital Realty Trust, Inc.	2,268	253,903
Douglas Emmett, Inc.	1,765	68,253
Security	Number of Shares	Value ($)
Duke Realty Corp.	3,946	104,214
Empire State Realty Trust, Inc., Class A	1,428	27,917
EPR Properties	696	41,106
Equity Commonwealth *	1,336	39,960
Equity LifeStyle Properties, Inc.	902	77,861
Essex Property Trust, Inc.	726	169,144
Extra Space Storage, Inc.	1,351	112,781
Federal Realty Investment Trust	798	96,398
Forest City Realty Trust, Inc., Class A	2,795	65,599
Gaming & Leisure Properties, Inc.	2,228	81,188
GGP, Inc.	6,841	157,548
HCP, Inc.	5,213	125,529
Healthcare Trust of America, Inc., Class A	2,248	62,067
Highwoods Properties, Inc.	1,128	54,009
Hospitality Properties Trust	1,800	51,138
Host Hotels & Resorts, Inc.	8,105	168,260
Hudson Pacific Properties, Inc.	1,732	55,372
Invitation Homes, Inc.	3,251	73,115
Iron Mountain, Inc.	3,072	107,612
JBG SMITH Properties	955	32,231
Jones Lang LaSalle, Inc.	501	78,331
Kilroy Realty Corp.	1,070	76,312
Kimco Realty Corp.	4,583	72,916
Lamar Advertising Co., Class A	919	66,168
Liberty Property Trust	1,632	67,581
Life Storage, Inc.	508	42,215
Medical Properties Trust, Inc.	4,015	52,516
Mid-America Apartment Communities, Inc.	1,258	119,975
National Retail Properties, Inc.	1,681	66,702
Omega Healthcare Investors, Inc.	2,158	58,352
Outfront Media, Inc.	1,536	34,406
Paramount Group, Inc.	2,283	34,314
Park Hotels & Resorts, Inc.	1,595	46,111
Piedmont Office Realty Trust, Inc., Class A	1,607	31,369
Prologis, Inc.	5,855	381,219
Rayonier, Inc.	1,426	46,288
Realogy Holdings Corp.	1,472	40,495
Realty Income Corp.	3,129	166,432
Regency Centers Corp.	1,655	104,116
Retail Properties of America, Inc., Class A	2,520	30,366
SBA Communications Corp. *	1,333	232,609
Senior Housing Properties Trust	2,610	45,231
SL Green Realty Corp.	1,070	107,556
Spirit Realty Capital, Inc.	5,056	41,308
STORE Capital Corp.	1,892	46,373
Sun Communities, Inc.	851	75,603
Tanger Factory Outlet Centers, Inc.	1,022	25,734
Taubman Centers, Inc.	654	40,319
The Howard Hughes Corp. *	406	51,140
The Macerich Co.	1,518	98,017
UDR, Inc.	2,945	107,581
Uniti Group, Inc.	1,836	29,064
Ventas, Inc.	3,939	220,466
VEREIT, Inc.	10,842	78,062
Vornado Realty Trust	1,909	136,837
Weingarten Realty Investors	1,331	39,331
Welltower, Inc.	4,071	244,138
Weyerhaeuser Co.	8,289	311,169
WP Carey, Inc.	1,171	75,893
		7,198,524

Retailing 5.0%
Advance Auto Parts, Inc.	789	92,305
AutoNation, Inc. *	641	38,601
AutoZone, Inc. *	305	233,459
Bed Bath & Beyond, Inc.	1,521	35,105
Best Buy Co., Inc.	2,854	208,513
Burlington Stores, Inc. *	753	91,648

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CarMax, Inc. *	2,029	144,810
Dick’s Sporting Goods, Inc.	914	28,754
Dollar General Corp.	3,060	315,547
Dollar Tree, Inc. *	2,558	294,170
Expedia, Inc.	1,363	174,478
Floor & Decor Holdings, Inc., Class A *	243	11,397
Foot Locker, Inc.	1,370	67,336
GameStop Corp., Class A	1,103	18,541
Genuine Parts Co.	1,596	166,096
Kohl’s Corp.	1,864	120,731
L Brands, Inc.	2,667	133,590
Liberty Expedia Holdings, Inc., Class A *	600	28,134
Liberty Interactive Corp., QVC Group, Class A *	4,945	138,905
Liberty Ventures, Series A *	884	52,094
LKQ Corp. *	3,406	143,154
Macy’s, Inc.	3,389	87,945
Murphy USA, Inc. *	362	30,882
Nordstrom, Inc.	1,297	63,955
O'Reilly Automotive, Inc. *	927	245,368
Penske Automotive Group, Inc.	395	20,615
Pool Corp.	433	58,559
Ross Stores, Inc.	4,196	345,708
Sally Beauty Holdings, Inc. *	1,425	23,669
Signet Jewelers Ltd.	670	35,443
The Gap, Inc.	2,636	87,621
The Michaels Cos., Inc. *	1,229	33,023
Tiffany & Co.	1,198	127,767
Tractor Supply Co.	1,395	106,369
TripAdvisor, Inc. *	1,200	41,604
Ulta Salon, Cosmetics & Fragrance, Inc. *	648	143,921
Urban Outfitters, Inc. *	902	30,767
Wayfair, Inc., Class A *	426	39,196
Williams-Sonoma, Inc.	941	48,207
		4,107,987

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	9,342	128,359
Analog Devices, Inc.	4,064	373,400
Cavium, Inc. *	744	66,052
Cypress Semiconductor Corp.	3,649	63,091
First Solar, Inc. *	904	60,722
KLA-Tencor Corp.	1,742	191,272
Lam Research Corp.	1,792	343,204
Marvell Technology Group Ltd.	4,419	103,095
Maxim Integrated Products, Inc.	3,122	190,442
Microchip Technology, Inc.	2,529	240,812
Microsemi Corp. *	1,302	80,451
ON Semiconductor Corp. *	4,630	114,546
Qorvo, Inc. *	1,404	100,765
Skyworks Solutions, Inc.	2,047	198,989
Teradyne, Inc.	2,204	101,031
Versum Materials, Inc.	1,205	44,344
Xilinx, Inc.	2,764	201,827
		2,602,402

Software & Services 9.5%
Akamai Technologies, Inc. *	1,831	122,659
Alliance Data Systems Corp.	539	138,340
Amdocs Ltd.	1,594	109,030
ANSYS, Inc. *	947	153,083
Atlassian Corp. plc, Class A *	1,016	54,854
Autodesk, Inc. *	2,305	266,504
Black Knight, Inc. *	1,205	59,648
Booz Allen Hamilton Holding Corp.	1,578	61,826
Broadridge Financial Solutions, Inc.	1,300	125,333
CA, Inc.	3,497	125,367
Cadence Design Systems, Inc. *	3,076	137,989
Security	Number of Shares	Value ($)
CDK Global, Inc.	1,418	101,089
Citrix Systems, Inc. *	1,677	155,559
Conduent, Inc. *	2,104	34,506
CoreLogic, Inc. *	912	43,192
CoStar Group, Inc. *	393	136,021
CSRA, Inc.	1,796	59,771
Dell Technologies, Inc., Class V *	2,277	163,261
DST Systems, Inc.	662	55,191
DXC Technology Co.	3,144	312,985
Euronet Worldwide, Inc. *	557	52,286
Fidelity National Information Services, Inc.	3,651	373,716
FireEye, Inc. *	2,013	30,356
First Data Corp., Class A *	5,270	93,279
Fiserv, Inc. *	2,355	331,678
FleetCor Technologies, Inc. *	989	210,162
Fortinet, Inc. *	1,615	74,355
Gartner, Inc. *	972	134,855
Genpact Ltd.	1,685	57,189
Global Payments, Inc.	1,685	188,349
GoDaddy, Inc., Class A *	1,394	76,991
Guidewire Software, Inc. *	839	66,659
IAC/InterActiveCorp *	774	112,207
Jack Henry & Associates, Inc.	859	107,083
Leidos Holdings, Inc.	1,577	105,028
LogMeIn, Inc.	575	72,335
Manhattan Associates, Inc. *	766	40,460
Match Group, Inc. *	405	14,151
Nuance Communications, Inc. *	3,184	56,707
Pandora Media, Inc. *	2,679	12,806
Paychex, Inc.	3,571	243,721
PTC, Inc. *	1,272	92,449
Red Hat, Inc. *	1,967	258,424
Sabre Corp.	2,283	47,418
ServiceNow, Inc. *	1,856	276,303
Splunk, Inc. *	1,546	142,804
Square, Inc., Class A *	2,697	126,516
SS&C Technologies Holdings, Inc.	1,910	96,035
Switch, Inc., Class A	400	6,488
Symantec Corp.	6,788	184,837
Synopsys, Inc. *	1,663	154,010
Tableau Software, Inc., Class A *	710	54,535
Take-Two Interactive Software, Inc. *	1,238	156,817
Teradata Corp. *	1,341	54,311
The Ultimate Software Group, Inc. *	316	73,593
The Western Union Co.	5,102	106,071
Total System Services, Inc.	2,014	178,964
Twitter, Inc. *	7,425	191,639
Tyler Technologies, Inc. *	382	76,977
VeriSign, Inc. *	946	108,714
WEX, Inc. *	435	67,342
Workday, Inc., Class A *	1,480	177,437
Worldpay, Inc., Class A *	3,185	255,787
Zillow Group, Inc., Class A *	599	26,829
Zillow Group, Inc., Class C *	1,198	53,263
Zynga, Inc., Class A *	8,535	30,555
		7,868,699

Technology Hardware & Equipment 3.5%
Amphenol Corp., Class A	3,319	307,904
Arista Networks, Inc. *	587	161,906
ARRIS International plc *	1,964	49,689
Arrow Electronics, Inc. *	981	79,795
Avnet, Inc.	1,335	56,738
CDW Corp.	1,658	124,002
Cognex Corp.	1,841	114,823
Coherent, Inc. *	271	70,330
CommScope Holding Co., Inc. *	2,095	80,930
Dolby Laboratories, Inc., Class A	608	39,119

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EchoStar Corp., Class A *	523	31,934
F5 Networks, Inc. *	706	102,045
FLIR Systems, Inc.	1,531	78,403
IPG Photonics Corp. *	399	100,528
Jabil, Inc.	1,914	48,673
Juniper Networks, Inc.	4,150	108,522
Keysight Technologies, Inc. *	2,049	95,729
Motorola Solutions, Inc.	1,815	180,520
National Instruments Corp.	1,181	58,979
NCR Corp. *	1,338	50,188
NetApp, Inc.	3,016	185,484
Palo Alto Networks, Inc. *	988	155,976
Trimble, Inc. *	2,780	122,598
Universal Display Corp.	461	73,483
Western Digital Corp.	3,291	292,833
Xerox Corp.	2,547	86,929
Zebra Technologies Corp., Class A *	580	71,433
		2,929,493

Telecommunication Services 0.4%
CenturyLink, Inc.	10,684	190,282
Telephone & Data Systems, Inc.	1,073	29,432
United States Cellular Corp. *	155	5,637
Zayo Group Holdings, Inc. *	2,062	75,676
		301,027

Transportation 2.1%
Alaska Air Group, Inc.	1,336	87,815
AMERCO	56	20,444
American Airlines Group, Inc.	4,809	261,225
C.H. Robinson Worldwide, Inc.	1,556	142,312
Copa Holdings S.A., Class A	345	47,724
Expeditors International of Washington, Inc.	1,968	127,822
Genesee & Wyoming, Inc., Class A *	676	53,979
JB Hunt Transport Services, Inc.	960	115,997
JetBlue Airways Corp. *	3,558	74,220
Kansas City Southern	1,145	129,534
Kirby Corp. *	591	44,266
Landstar System, Inc.	463	51,416
Macquarie Infrastructure Corp.	886	58,786
Old Dominion Freight Line, Inc.	679	99,439
Ryder System, Inc.	583	50,738
Spirit Airlines, Inc. *	770	32,432
United Continental Holdings, Inc. *	2,988	202,646
XPO Logistics, Inc. *	1,315	124,189
		1,724,984

Utilities 5.5%
AES Corp.	7,333	84,769
Alliant Energy Corp.	2,568	102,078
Ameren Corp.	2,693	152,505
American Water Works Co., Inc.	1,981	164,760
Aqua America, Inc.	1,973	71,442
Atmos Energy Corp.	1,144	94,838
Security	Number of Shares	Value ($)
Avangrid, Inc.	629	30,645
Calpine Corp. *	3,988	60,179
CenterPoint Energy, Inc.	4,791	135,010
CMS Energy Corp.	3,104	138,904
Consolidated Edison, Inc.	3,453	277,483
DTE Energy Co.	1,988	210,012
Edison International	3,528	220,606
Entergy Corp.	1,994	156,908
Eversource Energy	3,523	222,266
FirstEnergy Corp.	4,932	162,263
Great Plains Energy, Inc.	2,392	74,439
Hawaiian Electric Industries, Inc.	1,200	40,932
MDU Resources Group, Inc.	2,155	57,064
National Fuel Gas Co.	892	49,729
NiSource, Inc.	3,738	92,254
NRG Energy, Inc.	3,322	86,405
OGE Energy Corp.	2,214	71,291
Pinnacle West Capital Corp.	1,234	98,658
PPL Corp.	7,610	242,531
Public Service Enterprise Group, Inc.	5,617	291,354
SCANA Corp.	1,460	59,334
Sempra Energy	2,790	298,586
UGI Corp.	1,918	87,787
Vectren Corp.	923	55,962
Vistra Energy Corp. *	2,678	52,221
WEC Energy Group, Inc.	3,509	225,629
Westar Energy, Inc.	1,573	81,261
Xcel Energy, Inc.	5,644	257,592
		4,507,697
Total Common Stock
(Cost $81,430,630)		82,005,138

Other Investment Company 0.1% of net assets

Equity Fund 0.1%
iShares Russell Mid-Cap ETF	420	90,648
Total Other Investment Company
(Cost $91,135)		90,648

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 03/16/18	2	390,840	(24)
*	Non-income producing security.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$82,005,138	$—	$—	$82,005,138
Other Investment Company[1]	90,648	—	—	90,648
Liabilities
Futures Contracts[2]	(24)	—	—	(24)
Total	$82,095,762	$—	$—	$82,095,762
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Australia 6.7%
AGL Energy Ltd.	186,892	3,521,171
Alumina Ltd.	765,466	1,480,207
Amcor Ltd.	328,545	3,841,727
AMP Ltd.	815,172	3,443,184
APA Group	316,770	2,050,702
Aristocrat Leisure Ltd.	151,427	2,909,500
ASX Ltd.	51,877	2,282,684
Aurizon Holdings Ltd.	592,955	2,230,718
AusNet Services	540,546	737,760
Australia & New Zealand Banking Group Ltd.	850,707	19,540,032
Bank of Queensland Ltd.	109,164	1,087,440
Bendigo & Adelaide Bank Ltd.	146,452	1,379,558
BHP Billiton Ltd.	921,345	22,531,609
BlueScope Steel Ltd.	173,686	2,017,011
Boral Ltd.	359,961	2,312,962
Brambles Ltd.	447,996	3,562,769
Caltex Australia Ltd.	72,637	2,033,108
Challenger Ltd.	173,116	1,897,577
CIMIC Group Ltd.	25,510	968,700
Coca-Cola Amatil Ltd.	149,082	1,006,288
Cochlear Ltd.	17,003	2,373,124
Commonwealth Bank of Australia	501,776	31,835,598
Computershare Ltd.	132,619	1,780,109
Crown Resorts Ltd.	106,681	1,137,150
CSL Ltd.	131,779	15,494,488
Dexus	292,599	2,246,082
Domino’s Pizza Enterprises Ltd.	20,589	793,917
Flight Centre Travel Group Ltd.	17,631	724,405
Fortescue Metals Group Ltd.	430,023	1,707,716
Goodman Group	520,106	3,393,988
Harvey Norman Holdings Ltd.	132,814	482,202
Healthscope Ltd.	509,967	793,366
Incitec Pivot Ltd.	512,490	1,534,015
Insurance Australia Group Ltd.	676,813	3,941,674
James Hardie Industries plc	120,847	2,114,746
LendLease Group	168,764	2,144,558
Macquarie Group Ltd.	93,380	7,748,399
Medibank Pvt Ltd.	791,002	2,130,008
Mirvac Group	1,024,781	1,820,975
National Australia Bank Ltd.	779,053	18,250,811
Newcrest Mining Ltd.	220,031	4,023,990
Oil Search Ltd.	385,702	2,352,411
Orica Ltd.	114,696	1,769,073
Origin Energy Ltd. *	512,791	3,841,125
QBE Insurance Group Ltd.	408,139	3,538,455
Ramsay Health Care Ltd.	42,143	2,324,430
REA Group Ltd.	15,509	921,335
Rio Tinto Ltd.	121,149	7,458,928
Santos Ltd. *	514,769	2,109,279
Scentre Group	1,527,536	5,125,721
SEEK Ltd.	102,745	1,617,400
Sonic Healthcare Ltd.	108,981	2,088,792
Security	Number of Shares	Value ($)
South32 Ltd.	1,526,061	4,686,324
Stockland	669,968	2,285,142
Suncorp Group Ltd.	386,392	4,248,813
Sydney Airport	318,751	1,749,115
Tabcorp Holdings Ltd.	541,855	2,255,605
Telstra Corp., Ltd.	1,257,299	3,717,269
The GPT Group	540,080	2,189,162
TPG Telecom Ltd.	91,430	468,105
Transurban Group	648,567	6,279,095
Treasury Wine Estates Ltd.	215,036	2,962,041
Vicinity Centres	1,008,320	2,191,978
Wesfarmers Ltd.	325,521	11,481,965
Westfield Corp.	579,082	4,289,110
Westpac Banking Corp.	980,956	24,440,475
Woodside Petroleum Ltd.	238,183	6,359,230
Woolworths Group Ltd.	378,005	8,209,783
		308,266,189

Austria 0.3%
ANDRITZ AG	23,429	1,406,533
Erste Group Bank AG *	86,972	4,380,778
OMV AG	41,465	2,669,779
Raiffeisen Bank International AG *	44,363	1,907,059
voestalpine AG	32,803	2,130,717
		12,494,866

Belgium 1.1%
Ageas	52,462	2,773,845
Anheuser-Busch InBev S.A./N.V.	220,580	24,982,757
Colruyt S.A.	17,161	950,041
Groupe Bruxelles Lambert S.A.	23,193	2,732,228
KBC Group N.V.	71,471	6,871,652
Proximus	46,393	1,564,550
Solvay S.A.	20,870	3,021,864
Telenet Group Holding N.V. *	14,963	1,151,091
UCB S.A.	36,227	3,157,641
Umicore S.A.	55,000	2,895,423
		50,101,092

Denmark 1.8%
AP Moeller — Maersk A/S, Series A	1,148	1,961,417
AP Moeller — Maersk A/S, Series B	1,816	3,241,958
Carlsberg A/S, Class B	30,801	3,959,124
Chr. Hansen Holding A/S	28,356	2,478,696
Coloplast A/S, Class B	33,452	2,973,948
Danske Bank A/S	213,114	8,653,895
DSV A/S	54,811	4,506,548
Genmab A/S *	16,204	2,968,053
H. Lundbeck A/S	21,843	1,113,432
ISS A/S	45,366	1,770,031
Novo Nordisk A/S, Class B	539,679	29,951,294
Novozymes A/S, B Shares	67,297	3,733,297
Orsted A/S	52,775	3,204,621
Pandora A/S	31,413	2,976,852

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TDC A/S	245,593	1,639,231
Tryg A/S	37,042	901,564
Vestas Wind Systems A/S	62,367	4,253,932
William Demant Holding A/S *	32,260	1,020,150
		81,308,043

Finland 0.9%
Elisa Oyj	42,864	1,824,436
Fortum Oyj	132,598	2,875,475
Kone Oyj, Class B	98,523	5,639,988
Metso Oyj	30,161	1,053,045
Neste Oyj	38,288	2,649,882
Nokia Oyj	1,671,298	8,061,579
Nokian Renkaat Oyj	34,727	1,754,505
Orion Oyj, Class B	31,972	1,282,530
Sampo Oyj, A Shares	128,076	7,440,937
Stora Enso Oyj, R Shares	155,982	2,678,642
UPM-Kymmene Oyj	156,222	5,267,572
Wartsila Oyj Abp	42,260	2,888,882
		43,417,473

France 10.7%
Accor S.A.	53,825	3,063,452
Aeroports de Paris	9,088	1,887,495
Air Liquide S.A.	123,880	16,704,701
Airbus SE	167,656	19,280,208
Alstom S.A.	48,031	2,106,856
Amundi S.A.	17,635	1,664,021
ArcelorMittal *	192,862	6,984,942
Arkema S.A.	20,323	2,596,374
Atos SE	27,615	4,355,055
AXA S.A.	560,031	18,417,977
BioMerieux	12,114	1,146,894
BNP Paribas S.A.	325,383	26,874,610
Bollore S.A. *	1,185	7,059
Bollore S.A.	282,576	1,640,535
Bouygues S.A.	64,716	3,596,812
Bureau Veritas S.A.	74,850	2,193,338
Capgemini SE	45,859	6,087,338
Carrefour S.A.	164,488	3,922,607
Casino Guichard Perrachon S.A.	17,163	1,002,826
CNP Assurances	53,221	1,364,046
Compagnie de Saint-Gobain	145,218	8,434,948
Compagnie Generale des Etablissements Michelin	49,260	7,880,325
Credit Agricole S.A.	331,259	6,245,447
Danone S.A.	173,503	14,932,783
Dassault Aviation S.A.	742	1,240,897
Dassault Systemes S.A.	37,117	4,278,953
Edenred	62,982	2,032,614
Eiffage S.A.	20,923	2,536,601
Electricite de France S.A.	157,977	2,172,209
Engie S.A.	521,510	9,055,544
Essilor International S.A.	60,718	8,619,812
Eurazeo S.A.	12,324	1,297,419
Eurofins Scientific SE	3,023	1,967,859
Eutelsat Communications S.A.	49,489	1,089,246
Faurecia	21,186	1,901,024
Fonciere Des Regions	8,593	944,489
Gecina S.A.	13,523	2,642,378
Getlink SE	130,081	1,824,973
Hermes International	9,192	5,080,894
ICADE	9,509	1,031,246
Iliad S.A.	7,842	2,028,940
Imerys S.A.	10,729	1,149,874
Ingenico Group S.A.	17,241	1,962,890
Ipsen S.A.	11,639	1,629,873
Security	Number of Shares	Value ($)
JCDecaux S.A.	20,941	905,958
Kering	21,788	11,036,624
Klepierre S.A.	62,772	2,867,857
L'Oreal S.A.	72,236	16,415,943
Lagardere S.C.A.	32,494	1,013,402
Legrand S.A.	75,235	6,259,383
LVMH Moet Hennessy Louis Vuitton SE	80,606	25,249,913
Natixis S.A.	282,142	2,569,149
Orange S.A.	567,899	10,261,754
Pernod-Ricard S.A.	60,932	9,705,909
Peugeot S.A.	175,089	3,932,726
Publicis Groupe S.A.	62,254	4,302,218
Remy Cointreau S.A.	6,739	886,933
Renault S.A.	55,761	6,124,403
Rexel S.A.	89,056	1,604,303
Safran S.A.	96,848	10,941,999
Sanofi	328,437	28,985,090
Schneider Electric SE *	164,408	15,404,581
SCOR SE	48,007	2,148,699
SEB S.A.	6,090	1,258,207
SES S.A.	107,560	1,678,477
Societe BIC S.A.	8,402	962,151
Societe Generale S.A.	220,942	12,840,607
Sodexo S.A.	26,450	3,390,414
STMicroelectronics N.V.	180,553	4,311,582
Suez	110,980	1,654,328
Teleperformance	16,438	2,491,239
Thales S.A.	30,839	3,456,853
TOTAL S.A.	690,574	40,039,425
UbiSoft Entertainment S.A. *	20,365	1,742,910
Unibail-Rodamco SE	28,515	7,310,815
Valeo S.A.	67,314	5,300,215
Veolia Environnement S.A.	136,001	3,428,395
Vinci S.A.	145,400	15,714,653
Vivendi S.A.	299,433	8,773,247
Wendel S.A.	7,561	1,409,802
Zodiac Aerospace	59,688	1,854,864
		495,113,412

Germany 9.2%
1&1 Drillisch AG	15,086	1,254,911
adidas AG	54,148	12,582,645
Allianz SE	129,708	32,806,553
Axel Springer SE	15,064	1,323,787
BASF SE	266,027	31,199,031
Bayer AG	239,139	31,336,130
Bayerische Motoren Werke AG	95,446	10,902,521
Beiersdorf AG	28,840	3,419,419
Brenntag AG	45,770	2,971,300
Commerzbank AG *	304,473	5,024,111
Continental AG	31,737	9,534,044
Covestro AG	46,243	5,324,893
Daimler AG	277,245	25,391,953
Deutsche Bank AG	593,541	10,921,534
Deutsche Boerse AG	56,036	7,201,523
Deutsche Lufthansa AG	69,757	2,491,914
Deutsche Post AG	279,282	13,191,721
Deutsche Telekom AG	967,884	16,976,713
Deutsche Wohnen SE	103,146	4,663,803
E.ON SE	647,567	6,806,621
Evonik Industries AG	45,458	1,796,285
Fraport AG Frankfurt Airport Services Worldwide	11,908	1,409,889
Fresenius Medical Care AG & Co. KGaA	61,569	7,096,556
Fresenius SE & Co. KGaA	119,332	10,444,709
GEA Group AG	50,633	2,518,341
Hannover Rueck SE	16,506	2,257,428
HeidelbergCement AG	44,169	4,794,810

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Henkel AG & Co. KGaA	31,183	3,903,320
HOCHTIEF AG	5,934	1,073,120
Hugo Boss AG	17,602	1,616,626
Infineon Technologies AG	329,331	9,588,861
Innogy SE	41,996	1,601,011
K&S AG	58,005	1,630,204
KION Group AG	19,877	1,826,990
LANXESS AG	25,225	2,202,745
Linde AG *	53,549	13,070,704
MAN SE	10,696	1,272,187
Merck KGaA	37,861	4,144,223
METRO AG *	60,346	1,312,422
MTU Aero Engines AG	15,459	2,771,314
Muenchener Rueckversicherungs-Gesellschaft AG	45,008	10,588,877
OSRAM Licht AG	29,799	2,604,372
ProSiebenSat.1 Media SE	69,504	2,662,677
QIAGEN N.V. *	59,147	1,978,314
RTL Group S.A.	11,632	986,242
RWE AG *	156,638	3,141,546
SAP SE	284,965	32,241,089
Siemens AG	221,075	33,560,083
Symrise AG	34,758	2,912,789
Telefonica Deutschland Holding AG	228,802	1,156,564
ThyssenKrupp AG	128,218	4,036,948
Uniper SE	56,741	1,693,892
United Internet AG	33,555	2,448,202
Volkswagen AG	9,106	2,020,281
Vonovia SE	139,075	6,858,148
Wirecard AG	32,949	4,108,040
Zalando SE *	33,487	1,962,740
		426,617,676

Hong Kong 3.5%
AIA Group Ltd.	3,497,600	29,874,747
ASM Pacific Technology Ltd.	82,700	1,126,415
BOC Hong Kong (Holdings) Ltd.	1,068,000	5,446,864
CK Asset Holdings Ltd.	747,525	7,113,145
CK Hutchison Holdings Ltd.	774,525	10,447,162
CK Infrastructure Holdings Ltd.	189,000	1,681,987
CLP Holdings Ltd.	490,580	4,998,280
First Pacific Co., Ltd.	493,250	351,798
Galaxy Entertainment Group Ltd.	686,000	6,051,814
Hang Lung Group Ltd.	279,000	1,059,003
Hang Lung Properties Ltd.	550,000	1,449,684
Hang Seng Bank Ltd.	219,636	5,218,415
Henderson Land Development Co., Ltd.	330,749	2,308,165
HK Electric Investments & HK Electric Investments Ltd.	644,000	595,210
HKT Trust & HKT Ltd.	1,082,000	1,348,584
Hong Kong & China Gas Co., Ltd.	2,387,753	4,716,119
Hong Kong Exchanges & Clearing Ltd.	340,118	12,831,184
Hongkong Land Holdings Ltd.	336,900	2,426,134
Hysan Development Co., Ltd.	167,000	932,919
Jardine Matheson Holdings Ltd.	61,200	3,884,712
Jardine Strategic Holdings Ltd.	63,900	2,543,220
Kerry Properties Ltd.	217,500	1,039,865
Kingston Financial Group Ltd. (a)	1,372,000	1,064,629
Li & Fung Ltd.	1,762,000	897,614
Link REIT	648,000	5,735,075
Melco Resorts & Entertainment Ltd. ADR	67,756	2,017,774
MGM China Holdings Ltd.	254,000	781,004
Minth Group Ltd.	212,000	1,193,792
MTR Corp., Ltd.	456,500	2,610,760
New World Development Co., Ltd.	1,628,713	2,625,426
NWS Holdings Ltd.	396,000	769,678
PCCW Ltd.	1,308,000	753,296
Power Assets Holdings Ltd.	406,500	3,612,536
Security	Number of Shares	Value ($)
Sands China Ltd.	709,200	4,214,549
Shangri-La Asia Ltd.	370,000	938,168
Sino Land Co., Ltd.	916,000	1,688,522
SJM Holdings Ltd.	572,000	570,396
Sun Hung Kai Properties Ltd.	417,604	7,219,889
Swire Pacific Ltd., Class A	148,590	1,483,084
Swire Properties Ltd.	351,600	1,230,918
Techtronic Industries Co., Ltd.	404,000	2,690,699
The Bank of East Asia Ltd.	373,600	1,612,697
The Wharf Holdings Ltd.	337,100	1,373,505
WH Group Ltd.	2,515,000	3,109,553
Wharf Real Estate Investment Co., Ltd. *	337,100	2,329,167
Wheelock & Co., Ltd.	229,000	1,790,924
Wynn Macau Ltd.	425,200	1,502,193
Yue Yuen Industrial Holdings Ltd.	199,000	897,995
		162,159,269

Ireland 0.5%
AIB Group plc	232,842	1,623,212
Bank of Ireland Group plc *	262,557	2,562,184
CRH plc	242,843	9,018,746
Kerry Group plc, Class A	46,977	5,001,307
Paddy Power Betfair plc	23,155	2,685,071
Ryanair Holdings plc *	43,580	901,967
		21,792,487

Israel 0.5%
Azrieli Group Ltd.	11,367	618,678
Bank Hapoalim B.M.	291,922	2,181,009
Bank Leumi Le-Israel B.M.	420,576	2,581,558
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	955,997
Check Point Software Technologies Ltd. *	38,185	3,948,711
Elbit Systems Ltd.	6,178	933,105
Frutarom Industries Ltd.	10,420	1,086,246
Israel Chemicals Ltd.	154,545	650,506
Mizrahi Tefahot Bank Ltd.	41,062	799,197
Mobileye N.V. *	54,411	3,421,908
Nice Ltd.	17,942	1,633,379
Teva Pharmaceutical Industries Ltd. ADR	264,919	5,406,997
		24,217,291

Italy 2.4%
Assicurazioni Generali S.p.A.	354,187	7,026,740
Atlantia S.p.A.	130,045	4,304,442
CNH Industrial N.V.	291,827	4,315,155
Davide Campari-Milano S.p.A.	163,245	1,300,268
Enel S.p.A.	2,340,974	14,882,493
Eni S.p.A.	739,250	13,308,134
EXOR N.V.	30,979	2,394,867
Ferrari N.V.	36,092	4,306,075
Fiat Chrysler Automobiles N.V. *	313,058	7,566,188
Intesa Sanpaolo S.p.A.	3,908,613	15,357,472
Leonardo S.p.A.	121,486	1,466,290
Luxottica Group S.p.A.	48,998	3,150,511
Mediobanca S.p.A.	158,352	1,925,855
Poste Italiane S.p.A	150,533	1,245,463
Prysmian S.p.A.	58,446	2,056,039
Recordati S.p.A.	27,091	1,233,680
Snam S.p.A.	666,164	3,240,392
Telecom Italia S.p.A. *	3,312,272	2,980,615
Tenaris S.A.	142,098	2,482,114
Terna — Rete Elettrica Nationale S.p.A.	405,926	2,443,282

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UniCredit S.p.A. *	575,889	12,696,964
UnipolSai Assicurazioni S.p.A.	326,864	845,096
		110,528,135

Japan 23.8%
ABC-Mart, Inc.	8,180	532,283
Acom Co., Ltd. *	88,800	388,523
Aeon Co., Ltd.	180,000	3,073,000
AEON Financial Service Co., Ltd.	33,100	828,097
Aeon Mall Co., Ltd.	38,200	841,746
Air Water, Inc.	44,100	946,333
Aisin Seiki Co., Ltd.	52,800	3,090,468
Ajinomoto Co., Inc.	159,200	3,028,282
Alfresa Holdings Corp.	51,900	1,263,241
Alps Electric Co., Ltd.	54,200	1,566,249
Amada Holdings Co., Ltd.	102,800	1,529,106
ANA Holdings, Inc.	35,800	1,460,463
Aozora Bank Ltd.	37,700	1,531,274
Asahi Glass Co., Ltd.	58,000	2,554,053
Asahi Group Holdings Ltd.	111,700	5,643,361
Asahi Kasei Corp.	359,000	4,710,076
Asics Corp.	47,000	775,995
Astellas Pharma, Inc.	605,250	7,959,769
Bandai Namco Holdings, Inc.	58,900	1,927,529
Benesse Holdings, Inc.	19,400	731,000
Bridgestone Corp.	189,957	9,271,044
Brother Industries Ltd.	70,200	1,803,360
Calbee, Inc.	20,200	713,702
Canon, Inc.	312,595	12,472,532
Casio Computer Co., Ltd.	49,300	750,732
Central Japan Railway Co.	40,900	7,769,385
Chubu Electric Power Co., Inc.	176,200	2,220,467
Chugai Pharmaceutical Co., Ltd.	62,600	3,308,547
Coca-Cola Bottlers Japan Holdings, Inc.	33,000	1,169,062
Concordia Financial Group Ltd.	351,300	2,142,128
Credit Saison Co., Ltd.	43,500	794,753
CYBERDYNE, Inc. *(a)	23,745	411,541
Dai Nippon Printing Co., Ltd.	74,600	1,668,161
Dai-ichi Life Holdings, Inc.	305,900	6,450,692
Daicel Corp.	87,700	1,066,438
Daifuku Co., Ltd.	31,000	2,087,250
Daiichi Sankyo Co., Ltd.	166,100	5,576,602
Daikin Industries Ltd.	71,800	8,663,443
Daito Trust Construction Co., Ltd.	19,400	3,400,119
Daiwa House Industry Co., Ltd.	166,300	6,586,904
Daiwa House REIT Investment Corp.	468	1,149,744
Daiwa Securities Group, Inc.	450,000	3,239,340
Dena Co., Ltd.	26,600	577,723
Denso Corp.	137,700	8,656,619
Dentsu, Inc.	61,800	2,772,930
Disco Corp.	8,400	1,981,030
Don Quijote Holdings Co., Ltd.	32,800	1,817,319
East Japan Railway Co.	95,960	9,578,221
Eisai Co., Ltd.	77,500	4,410,598
Electric Power Development Co., Ltd.	40,700	1,160,185
FamilyMart UNY Holdings Co., Ltd.	24,800	1,667,915
FANUC Corp.	55,600	15,090,863
Fast Retailing Co., Ltd.	15,100	6,758,506
Fuji Electric Co., Ltd.	168,000	1,387,031
FUJIFILM Holdings Corp.	122,311	4,714,713
Fujitsu Ltd.	577,000	4,260,340
Fukuoka Financial Group, Inc.	218,000	1,268,505
Hakuhodo DY Holdings, Inc.	66,500	1,001,275
Hamamatsu Photonics K.K.	39,100	1,450,816
Hankyu Hanshin Holdings, Inc.	68,900	2,783,672
Hikari Tsushin, Inc.	6,700	976,571
Hino Motors Ltd.	80,000	1,063,853
Hirose Electric Co., Ltd.	9,585	1,443,200
Security	Number of Shares	Value ($)
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,261,070
Hitachi Chemical Co., Ltd.	28,300	724,949
Hitachi Construction Machinery Co., Ltd.	30,000	1,349,386
Hitachi High-Technologies Corp.	20,500	967,934
Hitachi Ltd.	1,390,079	11,092,542
Hitachi Metals Ltd.	55,700	760,024
Honda Motor Co., Ltd.	492,739	17,376,812
Hoshizaki Corp.	16,100	1,527,415
Hoya Corp.	114,407	5,876,286
Hulic Co., Ltd.	82,600	1,050,135
Idemitsu Kosan Co., Ltd.	37,500	1,407,697
IHI Corp.	46,800	1,571,954
Iida Group Holdings Co., Ltd.	48,900	970,439
Inpex Corp.	280,700	3,660,757
Isetan Mitsukoshi Holdings Ltd.	105,300	1,265,015
Isuzu Motors Ltd.	160,200	2,712,829
ITOCHU Corp.	426,400	8,390,138
J. Front Retailing Co., Ltd.	72,600	1,334,413
Japan Airlines Co., Ltd.	33,100	1,250,766
Japan Airport Terminal Co., Ltd.	12,900	501,161
Japan Exchange Group, Inc.	155,100	2,800,750
Japan Post Bank Co., Ltd.	127,000	1,718,961
Japan Post Holdings Co., Ltd.	469,000	5,606,532
Japan Prime Realty Investment Corp.	246	869,799
Japan Real Estate Investment Corp.	340	1,747,183
Japan Retail Fund Investment Corp.	720	1,437,097
Japan Tobacco, Inc.	316,900	10,501,995
JFE Holdings, Inc.	145,900	3,468,690
JGC Corp.	57,300	1,245,324
JSR Corp.	49,900	1,186,127
JTEKT Corp.	68,100	1,222,796
JXTG Holdings, Inc.	898,600	5,982,520
Kajima Corp.	258,000	2,561,446
Kakaku.com, Inc.	38,400	674,672
Kamigumi Co., Ltd.	34,000	748,324
Kaneka Corp.	75,000	698,141
Kansai Paint Co., Ltd.	55,200	1,365,365
Kao Corp.	142,319	9,889,554
Kawasaki Heavy Industries Ltd.	42,900	1,776,391
KDDI Corp.	525,000	13,323,601
Keihan Holdings Co., Ltd.	29,600	938,370
Keikyu Corp.	63,000	1,245,133
Keio Corp.	36,200	1,723,704
Keisei Electric Railway Co., Ltd.	38,300	1,300,625
Keyence Corp.	28,200	17,233,226
Kikkoman Corp.	41,000	1,702,319
Kintetsu Group Holdings Co., Ltd.	48,600	1,924,265
Kirin Holdings Co., Ltd.	248,100	6,214,936
Kobe Steel Ltd. *	83,900	873,605
Koito Manufacturing Co., Ltd.	31,900	2,253,354
Komatsu Ltd.	267,209	10,501,977
Konami Holdings Corp.	28,500	1,642,273
Konica Minolta, Inc.	132,400	1,325,349
Kose Corp.	8,000	1,381,593
Kubota Corp.	309,300	6,321,326
Kuraray Co., Ltd.	97,900	1,838,884
Kurita Water Industries Ltd.	31,600	1,037,379
Kyocera Corp.	93,700	6,255,002
Kyowa Hakko Kirin Co., Ltd.	72,000	1,404,615
Kyushu Electric Power Co., Inc.	118,900	1,307,128
Kyushu Financial Group, Inc.	99,400	597,233
Kyushu Railway Co.	49,700	1,598,410
Lawson, Inc.	14,600	990,105
LINE Corp. *	11,500	514,070
Lion Corp.	69,000	1,294,698
LIXIL Group Corp.	80,200	2,259,924
M3, Inc.	62,600	2,294,779
Mabuchi Motor Co., Ltd.	14,500	862,789
Makita Corp.	63,700	3,009,450

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marubeni Corp.	464,000	3,489,721
Marui Group Co., Ltd.	52,300	955,958
Maruichi Steel Tube Ltd.	20,600	620,001
Mazda Motor Corp.	165,500	2,331,184
McDonald’s Holdings Co., Ltd.	19,800	891,568
Mebuki Financial Group, Inc.	319,580	1,459,012
Medipal Holdings Corp.	54,900	1,071,658
MEIJI Holdings Co., Ltd.	36,000	3,019,373
Minebea Mitsumi, Inc.	112,300	2,555,891
MISUMI Group, Inc.	85,700	2,594,685
Mitsubishi Chemical Holdings Corp.	423,300	4,616,636
Mitsubishi Corp.	438,300	12,283,514
Mitsubishi Electric Corp.	556,600	10,243,741
Mitsubishi Estate Co., Ltd.	365,502	7,030,338
Mitsubishi Gas Chemical Co., Inc.	51,500	1,459,808
Mitsubishi Heavy Industries Ltd.	90,300	3,407,465
Mitsubishi Materials Corp.	34,800	1,295,509
Mitsubishi Motors Corp.	203,200	1,512,007
Mitsubishi Tanabe Pharma Corp.	69,400	1,411,409
Mitsubishi UFJ Financial Group, Inc.	3,446,509	26,060,320
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	801,061
Mitsui & Co., Ltd.	498,500	8,770,846
Mitsui Chemicals, Inc.	51,200	1,614,330
Mitsui Fudosan Co., Ltd.	260,777	6,867,778
Mitsui O.S.K. Lines Ltd.	33,500	1,206,808
Mixi, Inc.	13,100	578,445
Mizuho Financial Group, Inc.	6,991,634	13,254,403
MS&AD Insurance Group Holdings, Inc.	140,862	4,811,707
Murata Manufacturing Co., Ltd.	55,574	8,218,454
Nabtesco Corp.	33,100	1,573,865
Nagoya Railroad Co., Ltd.	54,200	1,430,769
NEC Corp.	74,600	2,255,531
Nexon Co., Ltd. *	59,600	1,991,317
NGK Insulators Ltd.	71,400	1,460,815
NGK Spark Plug Co., Ltd.	46,900	1,241,940
NH Foods Ltd.	52,000	1,252,568
Nidec Corp.	68,400	11,008,553
Nikon Corp.	93,200	1,817,541
Nintendo Co., Ltd.	32,839	14,873,265
Nippon Building Fund, Inc.	385	2,063,067
Nippon Electric Glass Co., Ltd.	22,800	942,718
Nippon Express Co., Ltd.	24,500	1,765,494
Nippon Paint Holdings Co., Ltd.	51,700	1,858,310
Nippon Prologis REIT, Inc.	588	1,349,217
Nippon Steel & Sumitomo Metal Corp.	220,941	5,638,887
Nippon Telegraph & Telephone Corp.	199,056	9,531,733
Nippon Yusen K.K. *	48,100	1,209,201
Nissan Chemical Industries Ltd.	35,900	1,467,851
Nissan Motor Co., Ltd.	678,996	7,273,754
Nisshin Seifun Group, Inc.	49,400	993,057
Nissin Foods Holdings Co., Ltd.	16,200	1,201,978
Nitori Holdings Co., Ltd.	23,500	3,749,521
Nitto Denko Corp.	46,700	4,290,793
NOK Corp.	27,900	650,878
Nomura Holdings, Inc.	1,059,400	6,916,239
Nomura Real Estate Holdings, Inc.	40,700	975,075
Nomura Real Estate Master Fund, Inc.	1,097	1,527,379
Nomura Research Institute Ltd.	36,900	1,703,677
NSK Ltd.	114,800	1,903,929
NTT Data Corp.	171,500	2,024,622
NTT DOCOMO, Inc.	398,100	9,891,754
Obayashi Corp.	189,700	2,290,352
Obic Co., Ltd.	18,400	1,438,056
Odakyu Electric Railway Co., Ltd.	78,300	1,729,463
Oji Holdings Corp.	242,000	1,662,700
Olympus Corp.	81,100	3,124,298
Omron Corp.	54,600	3,422,233
Ono Pharmaceutical Co., Ltd.	116,500	2,878,393
Oracle Corp., Japan	10,000	807,686
Security	Number of Shares	Value ($)
Oriental Land Co., Ltd.	62,700	6,128,476
ORIX Corp.	386,400	7,237,919
Osaka Gas Co., Ltd.	112,700	2,241,910
Otsuka Corp.	16,300	1,372,265
Otsuka Holdings Co., Ltd.	111,600	4,957,562
Panasonic Corp.	644,212	9,564,741
Park24 Co., Ltd.	31,400	785,471
Persol Holdings Co., Ltd.	51,300	1,281,750
Pola Orbis Holdings, Inc.	28,200	1,103,945
Rakuten, Inc. *	268,820	2,432,787
Recruit Holdings Co., Ltd.	314,100	7,670,584
Renesas Electronics Corp. *	137,700	1,622,687
Resona Holdings, Inc.	619,100	3,749,217
Ricoh Co., Ltd.	194,500	1,917,165
Rinnai Corp.	9,000	849,763
Rohm Co., Ltd.	26,900	2,963,451
Ryohin Keikaku Co., Ltd.	7,100	2,374,580
Sankyo Co., Ltd.	16,700	542,592
Santen Pharmaceutical Co., Ltd.	104,000	1,688,699
SBI Holdings, Inc.	61,990	1,506,994
Secom Co., Ltd.	59,600	4,568,001
Sega Sammy Holdings, Inc.	49,800	697,049
Seibu Holdings, Inc.	63,800	1,278,797
Seiko Epson Corp.	77,900	1,897,536
Sekisui Chemical Co., Ltd.	119,600	2,286,802
Sekisui House Ltd.	167,300	3,073,861
Seven & i Holdings Co., Ltd.	221,803	9,151,542
Seven Bank Ltd.	211,400	781,346
Sharp Corp. *(a)	40,100	1,501,099
Shimadzu Corp.	74,000	1,879,726
Shimamura Co., Ltd.	5,400	634,851
Shimano, Inc.	21,400	3,067,441
Shimizu Corp.	157,000	1,614,918
Shin-Etsu Chemical Co., Ltd.	111,860	12,798,555
Shinsei Bank Ltd.	52,100	910,944
Shionogi & Co., Ltd.	82,900	4,588,557
Shiseido Co., Ltd.	110,600	5,680,098
Showa Shell Sekiyu K.K.	49,300	700,855
SMC Corp.	16,600	8,181,037
SoftBank Group Corp.	239,000	19,858,010
Sohgo Security Services Co., Ltd.	21,400	1,164,334
Sompo Holdings, Inc.	104,600	4,200,117
Sony Corp.	366,000	17,553,751
Sony Financial Holdings, Inc.	51,100	939,871
Stanley Electric Co., Ltd.	43,800	1,782,876
Start Today Co., Ltd.	54,500	1,610,328
Subaru Corp.	177,300	5,905,597
Sumco Corp.	66,200	1,801,719
Sumitomo Chemical Co., Ltd.	443,000	3,259,574
Sumitomo Corp.	336,000	5,809,643
Sumitomo Dainippon Pharma Co., Ltd.	43,500	642,158
Sumitomo Electric Industries Ltd.	219,600	3,758,484
Sumitomo Heavy Industries Ltd.	33,800	1,550,037
Sumitomo Metal Mining Co., Ltd.	72,100	3,385,347
Sumitomo Mitsui Financial Group, Inc.	388,846	17,512,051
Sumitomo Mitsui Trust Holdings, Inc.	93,600	3,897,401
Sumitomo Realty & Development Co., Ltd.	107,000	4,128,108
Sumitomo Rubber Industries Ltd.	51,000	993,373
Sundrug Co., Ltd.	22,100	951,123
Suntory Beverage & Food Ltd.	38,200	1,832,173
Suruga Bank Ltd.	45,900	930,585
Suzuken Co., Ltd.	19,500	831,205
Suzuki Motor Corp.	98,300	5,645,863
Sysmex Corp.	43,600	3,432,086
T&D Holdings, Inc.	147,800	2,650,084
Taiheiyo Cement Corp.	33,700	1,430,196
Taisei Corp.	59,000	3,011,394
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	700,473
Taiyo Nippon Sanso Corp.	44,900	697,948

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Takashimaya Co., Ltd.	81,000	842,838
Takeda Pharmaceutical Co., Ltd.	203,700	11,931,475
TDK Corp.	37,700	3,489,875
Teijin Ltd.	48,200	1,068,670
Terumo Corp.	95,700	4,684,005
The Bank of Kyoto Ltd.	19,200	1,081,797
The Chiba Bank Ltd.	195,000	1,697,610
The Chugoku Electric Power Co., Inc.	91,700	1,015,835
The Hachijuni Bank Ltd.	129,000	767,056
The Kansai Electric Power Co., Inc.	204,700	2,550,706
The Shizuoka Bank Ltd.	142,000	1,518,484
The Yokohama Rubber Co., Ltd.	33,400	852,676
THK Co., Ltd.	33,000	1,378,658
Tobu Railway Co., Ltd.	50,800	1,712,646
Toho Co., Ltd.	29,100	986,668
Toho Gas Co., Ltd.	18,500	543,206
Tohoku Electric Power Co., Inc.	124,400	1,610,072
Tokio Marine Holdings, Inc.	196,799	9,305,027
Tokyo Electric Power Co. Holdings, Inc. *	464,190	1,884,908
Tokyo Electron Ltd.	44,900	8,470,037
Tokyo Gas Co., Ltd.	110,740	2,642,329
Tokyo Tatemono Co., Ltd.	64,500	1,039,916
Tokyu Corp.	148,000	2,482,456
Tokyu Fudosan Holdings Corp.	132,900	1,052,241
Toppan Printing Co., Ltd.	142,000	1,338,568
Toray Industries, Inc.	417,000	4,159,949
Toshiba Corp. *	1,913,178	5,474,786
Tosoh Corp.	86,500	1,991,427
TOTO Ltd.	41,300	2,371,294
Toyo Seikan Group Holdings Ltd.	52,000	842,944
Toyo Suisan Kaisha Ltd.	22,800	927,775
Toyoda Gosei Co., Ltd.	17,700	471,052
Toyota Industries Corp.	46,900	3,065,873
Toyota Motor Corp.	754,903	52,010,801
Toyota Tsusho Corp.	58,600	2,381,574
Trend Micro, Inc. *	32,400	1,753,909
Tsuruha Holdings, Inc.	10,100	1,410,559
Unicharm Corp.	118,100	3,163,374
United Urban Investment Corp.	928	1,466,337
USS Co., Ltd.	60,600	1,357,223
West Japan Railway Co.	50,300	3,783,669
Yahoo Japan Corp.	394,300	1,901,856
Yakult Honsha Co., Ltd.	25,900	2,174,414
Yamada Denki Co., Ltd.	173,800	1,032,053
Yamaguchi Financial Group, Inc.	67,000	787,678
Yamaha Corp.	45,700	1,889,804
Yamaha Motor Co., Ltd.	82,900	2,769,690
Yamato Holdings Co., Ltd.	100,800	2,603,146
Yamazaki Baking Co., Ltd.	43,000	848,356
Yaskawa Electric Corp.	74,700	3,866,004
Yokogawa Electric Corp.	71,800	1,531,769
		1,098,400,856

Netherlands 3.6%
ABN AMRO Group N.V. CVA	122,782	4,155,930
Aegon N.V.	495,968	3,389,193
AerCap Holdings N.V. *	40,380	2,184,558
Akzo Nobel N.V.	73,751	6,902,544
Altice N.V., Class A *(a)	160,567	1,721,958
ASML Holding N.V.	111,642	22,634,124
Boskalis Westminster N.V.	28,106	1,121,536
Coca-Cola European Partners plc	60,717	2,438,395
Heineken Holding N.V.	33,573	3,561,605
Heineken N.V.	75,110	8,441,545
ING Groep N.V.	1,117,462	21,941,653
Koninklijke Ahold Delhaize N.V.	365,703	8,169,800
Koninklijke DSM N.V.	50,789	5,251,199
Koninklijke KPN N.V.	1,008,273	3,533,245
Security	Number of Shares	Value ($)
Koninklijke Philips N.V.	271,634	11,071,733
Koninklijke Vopak N.V.	22,676	1,023,600
NN Group N.V.	89,152	4,204,835
NXP Semiconductors N.V. *	100,673	12,112,975
Randstad Holding N.V.	36,276	2,560,706
RELX N.V.	276,466	6,121,923
Unilever N.V. CVA	471,429	27,211,883
Wolters Kluwer N.V.	87,616	4,637,539
		164,392,479

New Zealand 0.2%
Auckland International Airport Ltd.	246,438	1,214,178
Fisher & Paykel Healthcare Corp., Ltd.	163,523	1,603,452
Fletcher Building Ltd.	204,452	1,179,444
Mercury NZ Ltd.	208,238	529,440
Meridian Energy Ltd.	422,027	901,937
Ryman Healthcare Ltd.	126,203	1,019,039
Spark New Zealand Ltd.	556,130	1,471,090
		7,918,580

Norway 0.6%
DNB A.S.A.	284,683	5,786,251
Gjensidige Forsikring A.S.A.	60,359	1,138,647
Marine Harvest A.S.A. *	119,065	2,061,700
Norsk Hydro A.S.A.	391,392	2,849,860
Orkla A.S.A.	234,587	2,441,158
Schibsted A.S.A., B Shares	28,945	874,571
Statoil A.S.A.	336,319	7,880,395
Telenor A.S.A.	219,863	5,140,321
Yara International A.S.A.	49,786	2,394,744
		30,567,647

Portugal 0.1%
Banco Espirito Santo S.A. *(d)	470,491	—
EDP — Energias de Portugal S.A.	664,513	2,333,998
Galp Energia, SGPS, S.A.	140,604	2,685,856
Jeronimo Martins, SGPS, S.A.	68,968	1,468,935
		6,488,789

Singapore 1.3%
Ascendas Real Estate Investment Trust	778,500	1,635,173
CapitaLand Commercial Trust	786,000	1,119,551
CapitaLand Ltd.	703,300	2,053,396
CapitaLand Mall Trust	797,800	1,277,161
City Developments Ltd.	113,500	1,143,898
ComfortDelGro Corp., Ltd.	680,500	1,088,102
DBS Group Holdings Ltd.	520,746	10,451,947
Genting Singapore plc	1,869,700	1,919,838
Golden Agri-Resources Ltd.	2,252,500	650,666
Hutchison Port Holdings Trust, Class U	1,611,200	666,354
Jardine Cycle & Carriage Ltd.	27,000	820,358
Keppel Corp., Ltd.	434,900	2,863,700
Oversea-Chinese Banking Corp., Ltd.	896,571	8,814,930
SATS Ltd.	177,500	746,416
Sembcorp Industries Ltd.	260,600	673,423
Singapore Airlines Ltd.	153,300	1,320,325
Singapore Exchange Ltd.	226,900	1,416,045
Singapore Press Holdings Ltd.	451,000	905,652
Singapore Technologies Engineering Ltd.	442,400	1,135,009
Singapore Telecommunications Ltd.	2,344,437	6,325,498
StarHub Ltd.	129,000	283,833
Suntec Real Estate Investment Trust	714,800	1,125,923
United Overseas Bank Ltd.	382,033	7,974,143
UOL Group Ltd.	131,167	912,126

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wilmar International Ltd.	456,200	1,111,012
Yangzijiang Shipbuilding Holdings Ltd.	625,000	760,138
		59,194,617

Spain 3.3%
Abertis Infraestructuras S.A.	198,039	4,804,510
ACS Actividades de Construccion y Servicios S.A.	69,339	2,774,424
Aena SME S.A.	20,001	4,355,304
Amadeus IT Group S.A.	126,731	9,825,305
Banco Bilbao Vizcaya Argentaria S.A.	1,925,998	18,074,618
Banco De Sabadell S.A.	1,542,374	3,665,923
Banco Santander S.A.	4,658,416	34,585,199
Bankia S.A.	293,473	1,485,571
Bankinter S.A.	187,312	2,153,649
CaixaBank S.A.	1,055,070	5,691,172
Enagas S.A.	66,459	1,810,428
Endesa S.A.	91,958	2,064,222
Ferrovial S.A.	144,277	3,312,142
Gas Natural SDG S.A.	102,397	2,367,571
Grifols S.A.	83,458	2,684,173
Iberdrola S.A. *(d)	35,675	290,387
Iberdrola S.A.	1,641,074	13,357,991
Industria de Diseno Textil S.A.	316,474	11,324,514
International Consolidated Airlines Group S.A.	167,465	1,520,480
Mapfre S.A.	291,986	1,036,816
Red Electrica Corp. S.A.	121,725	2,567,482
Repsol S.A.	370,780	6,978,419
Siemens Gamesa Renewable Energy S.A.	74,915	1,168,871
Telefonica S.A.	1,305,179	13,389,215
		151,288,386

Sweden 2.7%
Alfa Laval AB	80,689	2,117,667
Assa Abloy AB, Class B	285,469	6,327,880
Atlas Copco AB, A Shares	194,578	9,125,269
Atlas Copco AB, B Shares	110,747	4,622,222
Boliden AB	75,622	2,745,301
Electrolux AB, B Shares	68,141	2,407,319
Essity AB, Class B *	171,418	5,134,941
Getinge AB, B Shares	64,316	881,308
Hennes & Mauritz AB, B Shares	271,282	4,797,070
Hexagon AB, B Shares	76,366	4,553,411
Husqvarna AB, B Shares	114,980	1,199,456
ICA Gruppen AB	24,300	949,336
Industrivarden AB, C Shares	50,071	1,333,913
Investor AB, B Shares	137,761	6,736,696
Kinnevik AB, Class B	71,449	2,606,378
LE Lundbergfortagen AB, B Shares	10,512	848,303
Lundin Petroleum AB *	58,162	1,451,073
Millicom International Cellular S.A. SDR	17,764	1,324,427
Nordea Bank AB	871,256	10,755,738
Sandvik AB	322,983	6,358,469
Securitas AB, B Shares	85,001	1,573,418
Skandinaviska Enskilda Banken AB, A Shares	442,606	5,593,560
Skanska AB, B Shares	96,800	1,967,480
SKF AB, B Shares	111,173	2,747,850
Svenska Handelsbanken AB, A Shares	439,984	6,403,609
Swedbank AB, A Shares	267,274	6,835,398
Swedish Match AB	50,944	2,063,460
Tele2 AB, B Shares	111,029	1,388,537
Telefonaktiebolaget LM Ericsson, B Shares	873,182	5,616,158
Security	Number of Shares	Value ($)
Telia Co. AB (a)	730,027	3,664,507
Volvo AB, B Shares	449,983	9,184,392
		123,314,546

Switzerland 7.9%
ABB Ltd.	532,413	14,839,824
Adecco Group AG	46,641	3,837,666
Baloise Holding AG	14,724	2,408,881
Barry Callebaut AG *	619	1,266,861
Chocoladefabriken Lindt & Spruengli AG	332	4,133,905
Cie Financiere Richemont S.A.	151,453	14,526,767
Clariant AG *	71,400	2,043,663
Credit Suisse Group AG *	711,241	13,756,122
Dufry AG *	10,021	1,554,533
EMS-Chemie Holding AG	2,363	1,737,076
Geberit AG	10,586	5,013,852
Givaudan S.A.	2,686	6,465,882
Julius Baer Group Ltd. *	63,156	4,338,581
Kuehne & Nagel International AG	15,582	2,861,678
LafargeHolcim Ltd. *	129,902	7,948,057
Lonza Group AG *	21,859	6,073,228
Nestle S.A.	899,821	77,728,269
Novartis AG	643,302	58,062,549
Pargesa Holding S.A.	11,548	1,052,741
Partners Group Holding AG	4,946	3,843,314
Roche Holding AG	203,093	50,179,015
Schindler Holding AG	17,322	4,294,630
SGS S.A.	1,512	4,064,500
Sika AG	633	5,483,554
Sonova Holding AG	15,268	2,462,237
Straumann Holding AG	3,207	2,447,848
Swiss Life Holding AG *	8,880	3,334,419
Swiss Prime Site AG *	21,925	2,122,613
Swiss Re AG	89,587	8,836,270
Swisscom AG	7,537	4,115,877
The Swatch Group AG	16,240	1,402,863
The Swatch Group AG — Bearer Shares	8,667	3,965,060
UBS Group AG *	1,055,413	21,424,252
Vifor Pharma AG	14,624	2,150,746
Zurich Insurance Group AG	43,527	14,318,102
		364,095,435

United Kingdom 17.2%
3i Group plc	285,549	3,775,821
Admiral Group plc	55,664	1,461,795
Anglo American plc	380,429	9,221,947
Antofagasta plc	106,452	1,408,894
Ashtead Group plc	149,232	4,461,001
Associated British Foods plc	105,881	4,106,567
AstraZeneca plc	366,543	25,442,925
Auto Trader Group plc	262,543	1,342,330
Aviva plc	1,166,975	8,513,571
Babcock International Group plc	74,455	725,228
BAE Systems plc	934,533	7,884,718
Barclays plc	4,891,414	13,910,743
Barratt Developments plc	293,038	2,434,210
BHP Billiton plc	614,122	13,676,634
BP plc	5,692,361	40,611,516
British American Tobacco plc	663,253	45,331,131
BT Group plc	2,401,737	8,774,869
Bunzl plc	93,336	2,730,322
Burberry Group plc	126,033	2,826,486
Capita plc	203,780	527,453
Carnival plc	54,310	3,831,824
Centrica plc	1,622,106	3,073,549
Cobham plc *	787,954	1,462,800
Coca-Cola HBC AG *	54,186	1,820,403

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Compass Group plc	452,394	9,525,105
ConvaTec Group plc	471,757	1,354,014
Croda International plc	35,749	2,275,165
DCC plc	24,390	2,563,556
Diageo plc	731,433	26,325,993
Direct Line Insurance Group plc	414,791	2,174,671
easyJet plc	54,827	1,292,245
Experian plc	273,016	6,292,411
Ferguson plc	74,902	5,784,244
Fresnillo plc	63,457	1,214,922
G4S plc	428,557	1,729,700
GKN plc	486,916	2,922,525
GlaxoSmithKline plc	1,425,134	26,527,555
Glencore plc *	3,525,265	20,204,679
Hammerson plc	244,700	1,714,059
Hargreaves Lansdown plc	71,751	1,893,350
HSBC Holdings plc	5,806,885	61,951,614
IMI plc	84,121	1,587,346
Imperial Brands plc	278,457	11,459,461
InterContinental Hotels Group plc	52,648	3,522,674
Intertek Group plc	47,295	3,374,529
Investec plc	206,987	1,608,132
ITV plc	1,093,771	2,593,494
J. Sainsbury plc	439,851	1,582,605
John Wood Group plc	185,000	1,705,364
Johnson Matthey plc	57,953	2,848,386
Kingfisher plc	633,788	3,119,979
Land Securities Group plc	204,549	2,912,172
Legal & General Group plc	1,731,506	6,651,383
Lloyds Banking Group plc	20,663,556	20,415,552
London Stock Exchange Group plc	87,546	4,883,752
Marks & Spencer Group plc	476,114	2,035,999
Mediclinic International plc	100,138	849,104
Meggitt plc	207,353	1,365,972
Merlin Entertainments plc	207,624	968,696
Micro Focus International plc	122,808	3,754,116
Mondi plc	102,645	2,735,808
National Grid plc	989,407	11,336,784
Next plc	44,210	3,192,220
Old Mutual plc	1,443,035	4,790,311
Pearson plc	229,305	2,256,937
Persimmon plc	90,021	3,197,963
Prudential plc	747,197	20,226,676
Randgold Resources Ltd.	28,199	2,848,930
Reckitt Benckiser Group plc	193,717	18,707,260
RELX plc	311,216	6,887,166
Rio Tinto plc	356,235	19,829,108
Rolls-Royce Holdings plc *	473,142	5,871,011
Royal Bank of Scotland Group plc *	1,024,224	4,189,499
Royal Dutch Shell plc, A Shares	1,305,462	45,767,735
Royal Dutch Shell plc, B Shares	1,078,458	38,255,571
Royal Mail plc	243,512	1,622,434
RSA Insurance Group plc	303,778	2,673,027
Schroders plc	35,264	1,862,167
Segro plc	263,613	2,180,133
Severn Trent plc	63,466	1,763,688
Shire plc	261,789	12,231,358
Sky plc *	295,021	4,437,074
Smith & Nephew plc	244,744	4,403,799
Smiths Group plc	118,647	2,694,476
SSE plc	294,655	5,464,370
St. James’s Place plc	155,863	2,631,487
Standard Chartered plc *	946,099	11,008,084
Standard Life Aberdeen plc	760,711	4,598,125
Taylor Wimpey plc	958,555	2,594,073
Tesco plc	2,370,111	7,046,546
The Berkeley Group Holdings plc	35,591	2,003,983
The British Land Co., plc	277,502	2,634,358
The Sage Group plc	317,953	3,385,442
Security	Number of Shares	Value ($)
The Weir Group plc	63,098	1,978,234
Travis Perkins plc	68,248	1,415,252
TUI AG	126,879	2,868,518
Unilever plc	365,456	20,683,450
United Utilities Group plc	199,464	2,092,305
Vodafone Group plc	7,732,991	24,651,486
Whitbread plc	54,590	3,008,716
WM Morrison Supermarkets plc	629,343	1,983,731
WPP plc	363,787	6,588,176
		792,938,732
Total Common Stock
(Cost $3,306,099,266)		4,534,616,000

Preferred Stock 0.6% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	16,671	1,629,449
Fuchs Petrolub SE	20,460	1,119,947
Henkel AG & Co. KGaA	50,454	7,055,728
Porsche Automobil Holding SE	44,932	4,157,915
Schaeffler AG	44,319	881,954
Volkswagen AG	53,657	11,799,387
		26,644,380

Italy 0.1%
Intesa Sanpaolo S.p.A. — RSP	275,066	1,049,939
Telecom Italia S.p.A. — RSP	1,720,178	1,315,226
		2,365,165
Total Preferred Stock
(Cost $21,501,818)		29,009,545

Rights 0.0% of net assets

Italy 0.0%
UniCredit S.p.A. *(d)	575,889	2,856

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. *	69,339	36,329
Total Rights
(Cost $38,143)		39,185

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.24% (b)	7,778,113	7,778,113
Total Other Investment Company
(Cost $7,778,113)		7,778,113
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Barclays Capital, Inc.
U.S. Dollar
0.78%, 02/01/18 (c)	8,936,002	8,936,002

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Brown Brothers Harriman
Australian Dollar
0.95%, 02/01/18 (c)	1,010	813
Danish Krone
(0.80%), 02/01/18 (c)	634	106
Hong Kong Dollar
0.52%, 02/01/18 (c)	1,103	141
Japanese Yen
(0.23%), 02/01/18 (c)	471,860	4,322
New Zealand Dollar
0.80%, 02/01/18 (c)	216	159
Norwegian Krone
0.17%, 02/01/18 (c)	18,499	2,400
Singapore Dollar
0.14%, 02/01/18 (c)	10,263	7,823
Swedish Krone
(0.95%), 02/01/18 (c)	459	58
Swiss Franc
(1.45%), 02/01/18 (c)	2	2
Citibank
Euro
(0.59%), 02/01/18 (c)	329,173	408,685
Great British Pound
0.19%, 02/01/18 (c)	60,042	85,251
Wells Fargo
U.S. Dollar
0.78%, 02/01/18 (c)	18,300,000	18,300,000
Total Short-Term Investments
(Cost $27,745,762)		27,745,762

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	424	45,484,600	(399,715)
At 01/31/18, the values of certain foreign securities held by the fund aggregating $4,398,424,748 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,437,104.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$401,429,794	$—	$401,429,794
Denmark	9,552,934	71,755,109	—	81,308,043
Finland	2,888,882	40,528,591	—	43,417,473
France	21,365,175	473,748,237	—	495,113,412
Germany	14,342,891	412,274,785	—	426,617,676
Hong Kong	16,083,955	146,075,314	—	162,159,269
Ireland	11,871,774	9,920,713	—	21,792,487
Israel	12,777,616	11,439,675	—	24,217,291
Italy	3,688,745	106,839,390	—	110,528,135
Japan	10,172,726	1,088,228,130	—	1,098,400,856
Netherlands	16,735,928	147,656,551	—	164,392,479
New Zealand	1,431,377	6,487,203	—	7,918,580
Portugal	3,802,933	2,685,856	— *	6,488,789
Singapore	1,277,161	57,917,456	—	59,194,617
Spain	—	150,997,999	290,387	151,288,386
Sweden	6,121,497	117,193,049	—	123,314,546
Switzerland	4,353,894	359,741,541	—	364,095,435
United Kingdom	28,442,922	764,495,810	—	792,938,732
Preferred Stock[1]	—	29,009,545	—	29,009,545

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights
Italy	—	—	2,856	2,856
Spain	36,329	—	—	36,329
Other Investment Company[1]	7,778,113	—	—	7,778,113
Short-Term Investments[1]	—	27,745,762	—	27,745,762
Liabilities
Futures Contracts[2]	(399,715)	—	—	(399,715)
Total	$172,325,137	$4,426,170,510	$293,243	$4,598,788,890
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $40,508,757 and $75,869,182 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN18

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 16, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: March 16, 2018